UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2023

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and a summary prospectus from the Fund’s website (www.bxmix.com). All investors are urged to carefully read the prospectus and the summary prospectus in its entirety before investing. Interests in the Fund are offered through Blackstone Securities Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Investment Advisors LLC, the Fund’s investment adviser (“BAIA” or the “Investment Adviser”).

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - BAIA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain assetbacked securities involve certain risks which may cause the securities to lose value, including credit risk, liquidity risk, extension risk, interest rate risk, prepayment risk, event risk, inflation risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Inflation Risk - Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Investment Style Risk - Different investment styles tend to shift in and out of favor depending on market and economic conditions and investor sentiment, and the Fund could underperform other funds that invest in similar asset classes but employ different investment styles.

Large Purchase and Redemption Risk - large purchase or redemption activity could result in the Fund incurring additional costs, selling portfolio securities, investing cash, or holding a relatively large amount of cash at times when it would not otherwise do so, which could have an adverse effect on performance. Leverage Risk - use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Liquidity Risk - some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value and if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Market Risk and Selection Risk - one or more markets in which the Fund invests may go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Significant shocks to or disruptions of the financial markets or the real economy could adversely affect the liquidity and volatility of securities held by the Fund. Mortgage- and Asset-Based Securities Risk - these securities are subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”) and its series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). This report includes portfolio commentary, a listing of the Fund’s investments, and the Fund’s audited financial statements. The audited financial statements for the Fund cover the period from April 1, 2022 to March 31, 2023 (the “Reporting Period”).

The Fund’s investment objective is to seek capital appreciation. The Fund seeks to achieve this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser” or “BAIA”) determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among a number of affiliated and unaffiliated sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds generally employing alternative investment strategies. BAIA also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments.1 The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has responsibility to oversee each Sub-Adviser, subject to the ultimate oversight of the Fund’s Board of Trustees. The Investment Adviser is also responsible for recommending the hiring, termination, and replacement of Sub-Advisers. In pursuing the Fund’s investment objective, BAIA focuses on the mitigation of market risk and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets.

Fund Performance2

The Reporting Period was comprised of two consecutive quarters of global equity market decline followed by two consecutive quarters of appreciation, resulting in mixed, yet ultimately negative, performance across financial assets. Increasing inflation became exacerbated by the geopolitical events that kicked off in the beginning of 2022, which brought heightened focus towards economic data and decisions coming out of a firmly hawkish Federal Reserve (the “Fed”). The Fund’s collection of alternative strategies and hedge fund vehicles, in the aggregate, exhibited negative returns over the Reporting Period but still outperformed the broader hedge fund universe by 0.70%.3 As we look ahead to the next 12 months, we intend to continue leveraging our due diligence, risk management, and investment expertise, accumulated over our 25+ years’ experience in alternative investing, to identify compelling investment strategies and skilled Sub-Advisers that we believe may advance the Fund in pursuit of its objective.

[1]

BAIA manages a portion of the Fund’s assets directly. Such investments include, among other things, allocations to funds managed by Asgard Asset Management, Aeolus Capital Management Ltd., PIMCO Investment Management Company LLC, Islet Management, L.P., Atreides Management, L.P., Rokos Capital Management LLP, and opportunistic trades.

[2]

Performance is shown net of the Expense Ratio less waived expenses for Class I shares. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses. Because of the historically broadly diversified and low beta nature of the portfolio, the Fund is not expected to participate in the full upside of broader equity and fixed income markets. The indices referenced herein are not benchmarks or targets for the Fund.

[3]	As measured by the HFRX Global Hedge Fund Index.

During the Reporting Period, the Fund generated a cumulative return, net of fees and expenses, of -2.77%. Over the same period, the HFRX Global Hedge Fund Index, a measure of hedge fund performance, returned -3.47%; the MSCI World Total Return Index, a measure of global equity market performance, returned -6.54%; and the Bloomberg Barclays Global Aggregate Bond Index, a measure of investment grade bond performance, returned -8.07%.4

Market and Portfolio Commentary

The Reporting Period was characterized by elevated volatility amidst a highly uncertain macroeconomic environment. Increasing worries of inflation and geopolitical events drove market sentiment towards a negative tilt as equity valuations contracted and growth expectations waned. Decisions of monetary policy in response to rising inflation likely had a great deal of influence on market direction as the Fed attempted to get inflation back to its desired target rate. However, the tightening of financial conditions have begun to demonstrate results in some unexpected ways, as seen in the U.S. regional banking crisis that began in the first quarter of 2023. While the banking situation has seemingly been contained after government intervention, fears of a recession have not yet dissipated, making readings of economic data and monetary policy decisions key components to watch over the course of the next 12 months.

The beginning of the Reporting Period commenced with a continuation of global macroeconomic uncertainty in the second quarter of 2022. Major equity indices moved into bear market territory with the MSCI World index returning -16.05% on the quarter, bringing year to date returns to -20.29%.5 The impacts of rising inflation, lingering effects of geopolitical events, and a more aggressive tone to monetary policy likely weighed on asset prices entering the second quarter as fears of a potential recession crept into the news cycle. Reverberations from the ongoing Russia-Ukraine conflict, along with supply chain disruptions in China, exacerbated inflationary pressures. In fact, the U.S. Consumer Price Index (“CPI”) rose 9.1% year-over-year (“YoY”) in June–the highest reading since November 1981.6 While there was potential for some of the supply-driven issues related to inflation to fade throughout the remainder of 2022, these inflationary pressures had major implications for monetary policy. At the same time, the labor market remained tight, demonstrated by the 3.6% unemployment rate posted in May (just above its 50-year low in 2019).7 While the labor market was a boon to the labor force, the excess demand for workers had potential to contribute to continued gains in wages. A trend of sustained wage growth could limit the possibility of inflation receding to a more manageable level in the near-term, likely contributing to a more aggressive leaning Fed. The Fed reaffirmed its hawkish stance in the second quarter amongst a strong labor market and persistent inflation, increasing the federal funds rate by 50bps in May, the largest increase to the target rate in 22 years.8 In the subsequent June Federal Open Market Committee (“FOMC”) meeting, the federal funds rate was raised 75bps and the Fed announced its intention to increase the pace of quantitative tightening to up to $95 billion/month by September.9 On the back of this monetary policy development, bond yields continued to climb in the second quarter, resulting in negative returns across fixed income markets.10 Combine that with the poor performance of equity markets, and the result was the worst year-to-date (“YTD”) performance for the 60/40 portfolio since the 1960s.11 With the uncertain global macroeconomic environment, the general outlook for the U.S. economy had begun to teeter. In gauging the risk of a recession, we focused on several indicators,

[4]

The volatility of the indices presented may be materially different from that of the performance of the Fund. In addition, the indices employ different investment guidelines and criteria than the Fund; as a result, the holdings in the Fund may differ significantly from the securities that comprise the indices. The indices have not been selected to represent benchmarks for the Fund, but rather are disclosed to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.

[5]	Source: Bloomberg as of June 30, 2022.
[6]	Source: Bureau of Labor Statistics: Consumer Price Index as of June 10, 2022.
[7]	Source: United States Bureau of Labor Statistics as of June 3, 2022.
[8]	Federal Open Market Committee as of May 4, 2022.
[9]	Federal Open Market Committee as of June 15, 2022.
[10]	Source: J.P. Morgan: “Economic & Market Update” as of June 30, 2022.
[11]	Deutsche Bank, as of July 4, 2022.

one of which being the signal from the yield curve.12 The 10s/2s12 portion of the curve briefly inverted in June 2022 for the second time in 3 months. Over the past 50 years, this portion of the curve has inverted six times, and six recessions followed, implying that this may be a signal markets are pricing in economic turmoil.13 While the inversion of the yield curve may suggest an impending economic downturn, there was a potential case for continued near-term momentum in the economy due to the cushion provided by household and corporate balance sheets. Liquid financial assets on household and nonfinancial corporate balances were $5.8 trillion and $1.1 trillion higher in 1Q’22 vs. the same period in 2019.14 While this strong cash buffer may have existed, the personal savings rate had fallen in recent months, implying that households were feeling the effects of higher inflation and lower real wages.15

Global markets continued to decline in the third quarter of 2022, with the MSCI World index returning -6.1% on the quarter, bringing year to date returns to -25.1%.16 Inflation remained at the top of headlines as the market looked to anticipate the Fed’s stance ahead of key meetings in the third quarter, being influenced directionally with their policy decisions. Outside of the United States, rising geopolitical tensions had deteriorated Europe’s economic outlook as the Russia-Ukraine conflict continued to put pressures on supply. Together, these factors posed significant challenges for global markets, likely contributing to negative performance on the quarter. After rallying in July and the first half of August on perceived peak inflation data, major market indices pivoted mid-month to finish broadly lower following hawkish comments from Fed Chairman Jerome Powell that effectively quashed the popular narrative of a near-term pivot in the Fed’s policy stance. The August 10th reading of July CPI at 8.5% (vs. the expected 8.7%)17 added credence to the peak inflation narrative, which hinted at the possibility for the Fed to ease the aggressiveness of their monetary policy decisions through the end of the year. Despite this lower-than-expected CPI reading, Chairman Powell reiterated the need for sustained higher interest rates in an effort to avoid the resurgence of inflation seen in the 1980s after the Fed cut rates prematurely. Following these comments from the Fed, markets sold-off strongly into a multi-week losing streak before bouncing back ahead of the subsequent release of inflation data. The rebound was short lived as markets declined sharply after August CPI numbers came in 20bps higher than expected for both headline (8.3% vs. 8.1%) and Core (6.3% vs. 6.1%).18 Geopolitical events also weighed on major indices as tensions abroad continued to escalate. Russia leaned further into the conflict in Ukraine, holding referendums in occupied territories and announcing a 300,000 person “mobilization” from the general Russian population. Additionally, Russia completely shut off gas flows through the Nord Stream 1 pipeline at the beginning of September, adding to the concerns surrounding the ongoing European energy crisis. While import levels in Liquid Natural Gas (“LNG”) to the region had increased, the supply constraints had seen energy prices rise exponentially (as much as +700% YTD in Germany)19, forcing policy makers to intervene on behalf of households.19 Despite two consecutive quarters of negative growth in gross domestic product (“GDP”)20, the U.S. economy had remained resilient throughout the third quarter on the back of a strong labor market and record high corporate profits. With more jobs added and initial jobless claims low and falling in recent weeks, tight labor markets likely continued to drive elevated wage growth with average hourly earnings having grown 5.2% year-over-year in August and sustained momentum in the U.S. jobs market (315,00 payroll jobs added in August).21 Corporate

[12]

The yield curve refers to the curve in which the yield of fixed-interest securities is plotted against the length of time they have to run to maturity. The 10s/2s portion of the yield curve refers to the portion of the curve that plots the 10-year treasury rate and the 2-year treasury rate. An inversion of the 10s/2s portion of the curve occurs when the yield of the shorter duration 2-year treasuries is at a higher level than the longer duration 10-year treasuries, creating a negative spread.

[13]	Source: Joe Zidle, “The Optimist Plays the Long Game” as of July 4, 2022.
[14]	Source: Joe Zidle, “The Optimist Plays the Long Game” as of July 4, 2022.
[15]	Source: Blackstone Investment Strategy, Federal Reserve and Haver Analytics, as of March 31, 2022.
[16]	Source: Bloomberg as of September 30, 2022.
[17]	Source: United States Bureau of Labor Statistics: Consumer Price Index as of August 10, 2022.
[18]	Source: United States Bureau of Labor Statistics as of September 13, 2022.
[19]	Source: J.P. Morgan: “Exploring the economics of Europe’s energy crisis” as of September 9, 2022.
[20]	Source: Joe Zidle, “Play the Hands the Markets Deal” as of October 3, 2022.
[21]	Source: US Bureau of Labor Statistics as of July 26, 2022.

profits in the United States rose 6.2% to $2.53 trillion.22 However stickier inflation, elevated wage growth, and a higher cost of capital were all ingredients that may place downward pressure on profit margins.23 While analysts continued to forecast record profit margins for the S&P 500 next year, the coming earnings season may result in some downward revisions in the coming months.23

Global markets reversed three consecutive quarters of negative performance in the fourth quarter of 2022, with the MSCI World Index returning 9.9% in the fourth quarter, bringing year to date returns to -17.7%.24 As with much of 2022, inflation and the policy direction of the Fed continued to draw the attention of investors through the end of the year. As such, economic data was particularly impactful in a sensitive and volatile market as investors attempted to anticipate a pivot in the Fed’s rate hiking path. Even with the bright spots throughout the fourth quarter, negative performance in equity markets during December ensured that 2022 was the worst year for stocks since 2008.24 The quarter started with a turbulent October for equity markets. On October 13th, September CPI data came in higher than expected for both headline (8.2% vs. 8.1%) and Core (6.6% vs. 6.5%)25, likely prompting equity markets to reach fresh YTD lows on the day.26 However, markets reversed into bullish behavior that continued into the rest of the month with the MSCI World Index returning 7.2% for October.27 Despite the higher-than-expected reading of inflation data, sentiment in the market presumed the Fed was nearing its victory in the war on inflation and consequently approaching the end of the rate hiking cycle. In November, presumptions of peak inflation were bolstered as October CPI (released November 10, 2022) data came in lower than expected for both headline (7.7% vs. 7.9%) and Core (6.3% vs. 6.5%).28 The MSCI World Index finished the month of November up 7.00%, marking two strong months of equity performance in the fourth quarter.29 Ideas of inflation potentially receding likely boosted investor sentiment in October and November despite the Fed implementing a 75bps rate hike in November.30 Positive performance in equity markets followed FOMC commentary alluding to the possibility of a more dovish outlook should key statistics (unemployment, inflation, etc.) show signs of easing. The uptrend continued into December, likely in anticipation of a more dovish Fed. The hopes brought on by the 50bps increase at the December FOMC meeting were quickly dashed as Chairman Powell reemphasized the need for continued higher rates until inflation showed stronger signs of waning.31 Equity markets declined for the remainder of the year, with the MSCI World Index returning -4.12% on the month.24 The U.S. economic situation had shown evidence it had remained resilient, reversing two consecutive quarters of negative GDP growth with a positive revision of 3.2% for the third quarter.32 However, the effects of tighter financial conditions had begun to show. Increased borrowing costs were starting to take their toll on housing activity and the appreciation of the U.S. dollar was potentially weighing on U.S. corporate profit margins.33 With the Fed potentially approaching peak rates within the next 12-18 months, equity market discourse had begun to focus more on the coming earnings season.33

Global markets started 2023 with positive performance in the first quarter, with the MSCI World Index returning 7.9%.34 While performance was positive during the first quarter, inflation and monetary policy continued to be a focus in the beginning of 2023. Readings of economic data and FOMC meetings were accompanied by instances of heightened volatility indicating that the market is probably sensitive to the status of inflation and the accompanying views of the Fed. Financial assets experienced a broad rally in

[22]	Source: US Bureau of Economic Analysis as of October 5, 2022.
[23]	Source: Joe Zidle, “Play the Hands the Markets Deal” as of October 3, 2022.
[24]	Source: Bloomberg as of December 31, 2022.
[25]	Source: United States Bureau of Labor Statistics: Consumer Price Index as of October 13, 2022.
[26]	Source: Bloomberg as of October 13, 2022.
[27]	Source: Bloomberg as of October 31, 2022.
[28]	Source: United States Bureau of Labor Statistics: Consumer Price Index as of November 10, 2022.
[29]	Source: Bloomberg as of November 30, 2022.
[30]	Source: Federal Open Market Committee as of November 2, 2022.
[31]	Source: Federal Open Market Committee as of December 14, 2022.
[32]	Source: Bureau of Economic Analysis as of December 12, 2022.
[33]	Source: New York Times: “Wall Street Braces for a Weak Earnings Season” as of January 9, 2023.
[34]	Source: Bloomberg as of March 31, 2023.

January as expectations of falling inflation cast doubt over the Fed’s target terminal rate and the possibility of a coming recession. December CPI released on January 12th came in line with consensus for both headline (6.5% vs. 6.5%) and Core (5.7% vs. 5.7%)35, possibly contributing the rally across assets. Bullish sentiment continued into the beginning of February as the market anticipated the outcome of the next FOMC meeting. On February 1st, the Fed raised the Fed Funds rate 25bps36, which was accompanied by dovish commentary from Chairman Powell during the subsequent press conference. However, hopes for a more dovish Fed in 2023 were short lived as January CPI released on February 14th came in hotter than expected for both Headline (+6.4% YoY vs. 6.2% expected) and Core (5.6% YoY vs. 5.5% expected).37 In light of new data, Fed rhetoric pivoted back to hawkish, with commentary from members pushing likelihood for a 50bp rate hike at the March meeting over 50%.38 Global markets reversed the positive performance seen in January, with the MSCI World Index and the Barclays Global Aggregate Index finishing the month down -2.5% and -3.5%, respectively.39 While the month’s inflation data and the public viewpoints of committee members likely would have led to a reinforcement of Fed hawkishness, the failure of Silicon Valley Bank and Signature Bank on the weekend of March 10th introduced new considerations for financial markets in the first quarter. The failure of Silicon Valley Bank that likely triggered the subsequent stress on the regional banking system appeared to be due to the rate sensitivity of both its assets and liabilities that became mismatched during the aggressive rate hiking cycle.40 As this knowledge became public, expectations of a 50bp rate hike in the March FOMC meeting quickly reversed to expectations of 25bps or a pause in rate hikes.41 On March 22nd, the Fed raised the Fed Funds rate by another 25bps, making the target range 4.75%-5.00%.42 While the Fed affirmed their position on returning inflation to a 2% target over time, Chairman Powell emphasized that the tightening of lending practices coming out of the stress on regional banks would be taken into consideration when implementing monetary policy going forward.43 The market likely interpreted these comments to be dovish as the broader market rallied through the end of the quarter, with the MSCI World Index and Barclays Global Aggregate both finishing March up 3.2%.44 The U.S. economic situation began to show signs of stress as financial conditions have been tightened, most notably through the failures of the regional banks. However, the labor market has remained stubbornly strong with the unemployment rate standing at just 3.6% as of the last reading on March 10th.45 With the Fed firmly committed to its battle against inflation, there will likely be a focus on signs of a weakening labor market and mitigated wage growth as inflation remains elevated above the target rate, in our view.

Over the Reporting Period, the Fund’s Macro strategies detracted from performance (-0.16%). Commodity Energy sub-strategies added to gains, continuing to profit from increased prices in the energy sector resulting from geopolitical events. Additional performance accretion came from active trading in rates during a volatile rate environment during the Reporting Period. Performance for these strategies was slightly offset from trading losses during the regional banking crisis as short interest rate positions suffered. Negative performance in this portion of the book resulted from European sovereign and quasi sovereign debt strategies which detracted as bond spreads widened during certain intervals in 2022. Fund exposure to emerging market debt suffered during the period as rising global yields weighed on emerging market debt price performance.

Quantitative strategies contributed positively to Fund performance (+0.15%) during the Reporting Period. Quantitative trading strategies benefited from the sustained levels of elevated volatility during the Reporting

[35]	Source: United States Bureau of Labor Statistics: Consumer Price Index as of January 12, 2023.
[36]	Source: Federal Open Market Committee as of February 1, 2023.
[37]	Source: United States Bureau of Labor Statistics: Consumer Price Index as of February 14, 2023.
[38]	Source: Bloomberg Fed Funds Futures as of March 7, 2023.
[39]	Source: Bloomberg as of February 28, 2023.
[40]	Source: Bloomberg: “Silicon Valley Bank’s Fall and the Way Forward for US Banking” as of April 1, 2023.
[41]	Source: Bloomberg: Fed Funds Futures as of March 13, 2023.
[42]	Source: Federal Open Market Committee as of March 22, 2023.
[43]	Source: Federal Open Market Committee as of March 22, 2023.
[44]	Source: Bloomberg as of March 31, 2023.
[45]	Source: United States Bureau of Labor Statistics as of March 10, 2023.

Period, contributing to Fund performance. Much of this performance was driven by strong asset class selection equities in the Technology and Financial sectors. Losses in this portion of the Fund’s portfolio were inversely driven by adverse asset selection during certain months of 2022. Regional exposures to Asian equities detracted from the Fund’s results amid the Chinese equity market sell-off over the period.

Credit strategies contributed positively to performance (+1.04%) during the Reporting Period. Agency mortgage strategies added to performance, benefiting from the Mortgage Basis spread widening throughout the performance period. These gains were slightly offset when the Mortgage Basis spread narrowed in the first quarter of 2023. Relative Value strategies had mixed performance during the Reporting Period, experiencing losses as corporate bond positions declined along with contracting company valuations. However, these strategies ultimately contributed positively to overall performance as several long bond positions gained during broader credit market rebounds in 2022 and the first quarter of 2023 that the strategy was able to capitalize on. Exposures to reinsurance strategies detracted from Fund performance in Q3 2022 as a result of damages from Hurricane Ian towards the end of the third quarter.

Equity strategies were the greatest detractor to Fund performance over the Reporting Period (-0.74%). Equity Long/Short sub-strategies saw mostly negative performance during the period along with the broader decline in global equity markets. Long equity exposures to multiple sectors (Media, Software, Biotech, etc.) suffered, ultimately detracting from overall, Fund performance. Negative performance was offset in some areas, as sector exposures in the Technology, Financials, and Biotech sectors rebounded at points throughout the period. Long exposure to Chinese equities added to losses as the Fund’s positions struggled over the last twelve months.

Sincerely,

•	Riad Abrahams
•	David Ben-Ur
•	Max Jaffe
•	Ian Morris
•	Alberto Santulin
•	Winfield Sickles
•	Stephen Sullens

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.bxmix.com.

Value of a $100,000 Investment Since Inception at Net Asset Value*

None of the indices presented are benchmarks or targets for the Fund.

*	The line graph represents historical performance of a hypothetical investment of $100,000 from Inception (June 16, 2014) to March 31, 2023, assuming the reinvestment of distributions.

Cumulative Total Return

	For the Year Ended March 31, 2023	Since Inception (June 16, 2014)
Class I Shares (“BXMIX”)	(2.77)%	19.36%
HFRX Global Hedge Fund Index	(3.10)%	10.67%
MSCI World Total Return Index	(6.54)%	99.52%
Bloomberg Barclays Global Aggregate Bond Index	(8.07)%	(2.86)%

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2023

Geographic Breakdown	Percentage of Total Net Assets
North America	89.9%
Europe	2.5
Asia	2.0
South America	1.4
Africa	0.3
Middle East	0.3
Other [1,2]	13.0
Securities Sold Short	(27.3)
Other Assets and Liabilities [3]	17.9

Total	100.0%

[1]	Includes Sovereign Debt, Exchange-Traded Funds, Warrants, Rights, Commodities, Repurchase Agreements and Purchased Options.
[2]	See the below table for a geographic breakdown of Sovereign Debt.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Sovereign Debt Geographic Breakdown	Percentage of Total Net Assets
Middle East	1.6%
Europe	1.5
North America	0.5
South America	0.5
Africa	0.4
Asia	0.2

Total	4.7%

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2023

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed Securities[1]	50.7%
Common Stock	15.6
Investments in Investee Funds	11.8
Corporate Bonds & Notes	10.2
Sovereign Debt	4.7
Bank Debt	3.7
Asset-Backed Securities	3.4
Repurchase Agreement	2.8
U.S. Treasury Notes	0.5
Exchange-Traded Funds	0.3
U.S. Government Sponsored Agency Securities	0.2
Preferred Stock	0.2
Convertible Bonds	0.1
Warrants	0.0	[3]
Rights	0.0	[3]
Municipals	0.0	[3]
Other [2]	5.2
Securities Sold Short	(27.3)
Other Assets and Liabilities [4]	17.9

Total	100.0%

[1]

Includes Agency-Guaranteed TBA securities held long, that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represents 44.2% of Total Net Assets.

[2]	Includes Commodities and Purchased Options.
[3]	Represents less than 0.1%.
[4]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Net Assets
AAA/Aaa[2]	1.5%
AA/Aa	0.1
A	1.1
BBB/Baa	3.3
BB/Ba	4.6
BBB/B	0.3
B	5.8
CCC/Caa	3.5
CCC/Ca	0.2
CC/Ca	0.2
C	0.4
D	0.1
Not Rated[3]	51.7
Other[4]	27.2

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[3]

Includes Agency-Guaranteed TBA securities held long, that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represents 44.2% of Total Net Assets.

[4]	Includes all Non-Fixed Income securities and Fixed Income securities held short.

Industry	Percentage of Total Net Assets
Financial Services	5.1%
Software & Technology Services	2.7
Health Care	2.0
Banking	1.4
Media	1.2
Consumer Discretionary Services	1.0
Integrated Oils	0.8
Software & Services	0.8
Refining & Marketing	0.7

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2023

Industry	Percentage of Total Net Assets
Tech Hardware & Semiconductors	0.7%
Industrial Products	0.6
Transportation & Logistics	0.6
Health Care Facilities & Services	0.6
Medical Equipment & Devices Manufacturing	0.6
Oil & Gas	0.6
Travel & Lodging	0.6
Industrial Services	0.6
Metals & Mining	0.5
Chemicals	0.5
Retail & Wholesale - Discretionary	0.5
Machinery Manufacturing	0.5
Restaurants	0.5
Internet Media	0.5
Pipeline	0.4
Banks	0.4
Entertainment Resources	0.3
Utilities	0.3
Industrial Other	0.3
Pharmaceuticals	0.3
Real Estate	0.3
Consumer Services	0.3
Airlines	0.3
Materials	0.2
Consumer Discretionary Products	0.2
Property & Casualty Insurance	0.2
Automobiles Manufacturing	0.2
Consumer Products	0.2
Publishing & Broadcasting	0.2
Commercial Finance	0.2
Consumer Finance	0.2
Home Improvement	0.2
Containers & Packaging	0.2
Retail—Consumer Discretionary	0.2
Supermarkets	0.1
Renewable Energy	0.1
Consumer Staple Products	0.1
Construction Materials Manufacturing	0.1
Exploration & Production	0.1
Food & Beverage	0.1
Railroad	0.1
Insurance	0.1
Retail & Wholesale - Staples	0.1
Mining	0.1
Waste & Environmental Services & Equipment	0.1
Private Equity	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2023

Industry	Percentage of Total Net Assets
Power Generation	0.0	[1]%
Apparel & Textile Products	0.0	[1]
Hardware	0.0	[1]
Telecommunications	0.0	[1]
Manufactured Goods	0.0	[1]
Biotechnology & Pharmaceuticals	0.0	[1]
Life Insurance	0.0	[1]
Other[2]	79.6
Securities Sold Short	(27.3)
Other Assets and Liabilities[3]	17.9

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Warrants, Rights, Investments in Investee Funds, Commodities, Repurchase Agreements and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

March 31, 2023

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 109.4%
COMMON STOCK — 15.6%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	17,100	$227,772
Harmony Gold Mining Co., Ltd., ADR	200	820
IAMGOLD Corp. (a)	81,100	219,781
Sasol Ltd., ADR	300	4,095

		452,468

Total Africa		452,468

Asia — 0.2%
Consumer Discretionary Products — 0.0%
Kandi Technologies Group, Inc. (a)	200	552
Li Auto, Inc., ADR (a)	24,700	616,265
NIO, Inc., ADR (a)	4,400	46,244
Niu Technologies, ADR (a)	2,900	12,006

		675,067

Consumer Discretionary Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (a)	31,910	1,232,045
TAL Education Group, ADR (a)	90,000	576,900

		1,808,945

Financial Services — 0.1%
FinVolution Group, ADR	3,800	15,846
Futu Holdings Ltd., ADR (a)	15,800	819,230
L Catterton Asia Acquisition Corp., Class A (a),(b)	100,000	1,022,500
Noah Holdings Ltd., ADR (a)	1,400	23,170

		1,880,746

Health Care — 0.0%
Dr Reddy's Laboratories Ltd., ADR	200	11,386
I-Mab, ADR (a)	7,400	25,604
Sinovac Biotech Ltd. (a),(c)	200	1,294

		38,284

Industrial Products — 0.0%
China Yuchai International Ltd.	245	1,933
Hollysys Automation Technologies Ltd.	2,700	46,791

		48,724

Industrial Services — 0.0%
Euro Tech Holdings Co., Ltd.	150	171

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Media — 0.1%
Autohome, Inc., ADR	7,600	$254,372
GigaMedia Ltd. (a)	100	142
Hello Group, Inc., ADR	30,000	273,000
HUYA, Inc., ADR (a)	1,500	5,415
iQIYI, Inc., ADR (a)	70,000	509,600
Kanzhun Ltd., ADR (a)	600	11,418
Tencent Music Entertainment Group, ADR (a)	137,000	1,134,360
Weibo Corp., ADR (a)	2,600	52,156

		2,240,463

Real Estate — 0.0%
KE Holdings, Inc., ADR (a)	23,600	444,624

Retail & Wholesale—Discretionary — 0.0%
MINISO Group Holding Ltd., ADR	1,100	19,514
PDD Holdings, Inc., ADR (a)	3,000	227,700

		247,214

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	9,600	34,752
Baozun, Inc., ADR (a)	2,800	16,856
Wipro Ltd., ADR	34	153

		51,761

Tech Hardware & Semiconductors — 0.0%
ChipMOS Technologies, Inc., ADR	400	10,044
Kulicke & Soffa Industries, Inc.	700	36,883
MagnaChip Semiconductor Corp. (a)	6,900	64,032
NXP Semiconductors NV	700	130,532
Silicon Motion Technology Corp., ADR	1,400	91,728
United Microelectronics Corp., ADR (a)	1,300	11,388
Zepp Health Corp., ADR (a)	300	393

		345,000

Total Asia		7,780,999

Europe — 0.4%
Consumer Discretionary Products — 0.0%
On Holding AG, Class A (a)	24,100	747,823

Consumer Discretionary Services — 0.0%
Manchester United PLC, Class A	3,200	70,880

Consumer Staple Products — 0.0%
Coca-Cola Europacific Partners PLC	3,100	183,489

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Nomad Foods Ltd. (a)	1,900	$35,606

		219,095

Financial Services — 0.1%
AerCap Holdings NV (a)	37,499	2,108,569
IX Acquisition Corp., Class A (a)	20,004	205,841

		2,314,410

Health Care — 0.0%
Aduro Biotech, Inc. (a),(c)	1,040	0
Affimed NV (a)	8,900	6,636
Altamira Therapeutics Ltd. (a)	15	19
Amarin Corp. PLC, ADR (a)	56,500	84,750
Artelo Biosciences, Inc. (a)	494	1,146
ATAI Life Sciences NV (a)	10,000	18,100
Bicycle Therapeutics PLC, ADR (a)	3,800	80,826
Compass Pathways PLC, ADR (a)	2,000	19,860
EDAP TMS SA, ADR (a)	100	1,107
Galecto, Inc. (a)	1,000	1,990
Genfit SA, ADR (a)	100	403
Immunocore Holdings PLC, ADR (a)	100	4,944
Merus NV (a)	2,900	53,360
ProQR Therapeutics NV (a)	8,100	17,253
Prothena Corp. PLC (a)	5,600	271,432
Verona Pharma PLC, ADR (a)	6,000	120,480

		682,306

Industrial Products — 0.0%
Airbus SE (b)	13,236	1,767,899
Arrival SA (a)	27,400	3,672
Luxfer Holdings PLC	1,400	23,660

		1,795,231

Industrial Services — 0.1%
Ardmore Shipping Corp.	11,200	166,544
Euronav NV	1,400	23,506
Frontline PLC	66,300	1,097,928
GasLog Partners LP	8,500	71,570
Golden Ocean Group Ltd.	20	190
Scorpio Tankers, Inc.	17,700	996,687
SFL Corp. Ltd.	3,100	29,450
StealthGas, Inc. (a)	1,400	3,654
TORM PLC, Class A	4,900	152,537
Tsakos Energy Navigation Ltd.	6,200	120,466

		2,662,532

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Materials — 0.0%
ArcelorMittal SA	32,500	$978,900
Orion Engineered Carbons SA	800	20,872

		999,772

Oil & Gas — 0.2%
BP PLC (b)	52,395	331,164
BP PLC, ADR	63,600	2,412,984
Eni SpA (b)	25,365	353,749
Equinor ASA (b)	9,157	260,319
Shell PLC (b)	74,204	2,126,023
TechnipFMC PLC (a)	109,400	1,493,310
TotalEnergies SE (b)	15,288	901,437

		7,878,986

Renewable Energy — 0.0%
FREYR Battery SA (a)	9,000	80,010

Software & Technology Services — 0.0%
Endava PLC, ADR (a)	1,300	87,334
Materialise NV, ADR (a)	2,800	23,240

		110,574

Total Europe		17,561,619

Middle East — 0.0%
Consumer Discretionary Products — 0.0%
Mobileye Global, Inc., Class A (a)	19,796	856,573

Health Care — 0.0%
Compugen Ltd. (a)	9,898	6,948
Oramed Pharmaceuticals, Inc. (a)	8,700	18,966

		25,914

Industrial Products — 0.0%
Camtek Ltd. (a)	100	2,835
Ituran Location and Control Ltd.	200	4,356
Kornit Digital Ltd. (a)	7,000	135,520

		142,711

Industrial Services — 0.0%
ZIM Integrated Shipping Services Ltd.	300	7,074

Materials — 0.0%
Eldorado Gold Corp. (a)	18,000	186,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Software & Technology Services — 0.0%
JFrog Ltd. (a)	11,500	$226,550
Radware Ltd. (a)	1,900	40,926
Sapiens International Corp. NV	200	4,344
Wix.com Ltd. (a)	1,700	169,660

		441,480

Tech Hardware & Semiconductors — 0.0%
AudioCodes Ltd.	900	13,572
Silicom Ltd. (a)	100	3,748

		17,320

Telecommunications — 0.0%
Allot Ltd. (a)	1,300	3,497

Total Middle East		1,681,049

North America — 15.0%
Banking — 1.4%
1st Source Corp.	300	12,945
ACNB Corp.	100	3,255
Alerus Financial Corp.	400	6,420
American National Bankshares, Inc.	18,522	587,147
Ameris Bancorp	177,106	6,478,537
Ames National Corp.	500	10,400
Arrow Financial Corp.	401	9,989
Banc of California, Inc.	1,800	22,554
Bancorp, Inc. (a)	300	8,355
Bank of Marin Bancorp	600	13,134
Bank of NT Butterfield & Son Ltd.	200	5,400
BankFinancial Corp.	255	2,231
Bankwell Financial Group, Inc.	200	4,972
Banner Corp.	100	5,437
Bar Harbor Bankshares	200	5,290
BayCom Corp.	300	5,124
Blue Ridge Bankshares, Inc.	200	2,040
Bridgewater Bancshares, Inc. (a)	500	5,420
Brookline Bancorp, Inc.	2,496	26,213
Business First Bancshares, Inc.	1,000	17,130
Byline Bancorp, Inc.	1,100	23,782
Cadence Bank	21,067	437,351
Camden National Corp.	300	10,857
Capital Bancorp, Inc.	600	9,984
Capital City Bank Group, Inc.	300	8,793
Capstar Financial Holdings, Inc.	500	7,575
Carter Bankshares, Inc. (a)	700	9,800
Central Pacific Financial Corp.	1,600	28,640

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Central Valley Community Bancorp	300	$6,174
Citigroup, Inc.	93,758	4,396,313
Civista Bancshares, Inc.	300	5,064
CNB Financial Corp.	8,117	155,846
Coastal Financial Corp. (a)	500	18,005
Codorus Valley Bancorp, Inc.	100	2,075
Colony Bankcorp, Inc.	500	5,100
Columbia Banking System, Inc.	37,465	802,500
Comerica, Inc.	51,097	2,218,632
Community Trust Bancorp, Inc.	400	15,180
ConnectOne Bancorp, Inc.	1,200	21,216
CrossFirst Bankshares, Inc. (a)	1,200	12,576
Customers Bancorp, Inc. (a)	1,400	25,928
CVB Financial Corp.	400	6,672
Eagle Bancorp, Inc.	1,900	63,593
East West Bancorp, Inc.	300	16,650
Eastern Bankshares, Inc.	100	1,262
ECB Bancorp, Inc. (a)	100	1,388
Equity Bancshares, Inc., Class A	300	7,311
Esquire Financial Holdings, Inc.	300	11,730
Farmers National Banc Corp.	1,500	18,960
Fifth Third Bancorp	52,427	1,396,655
Financial Institutions, Inc.	700	13,496
First Bancorp	600	21,312
First Bancshares, Inc. (The)	84,037	2,170,676
First Busey Corp.	1,200	24,408
First Business Financial Services, Inc.	200	6,102
First Citizens BancShares, Inc., Class A	1,320	1,284,492
First Community Bankshares, Inc.	200	5,010
First Community Corp.	100	2,000
First Financial Bankshares, Inc.	3,500	111,650
First Financial Corp.	600	22,488
First Foundation, Inc.	4,100	30,545
First Hawaiian, Inc.	700	14,441
First Horizon National Corp.	79,375	1,411,288
First Internet Bancorp	200	3,330
First of Long Island Corp. (The)	600	8,100
Five Star Bancorp	100	2,134
FS Bancorp, Inc.	300	9,003
FVCBankcorp, Inc. (a)	1,175	12,514
German American Bancorp, Inc.	300	10,011
Great Southern Bancorp, Inc.	200	10,136
Guaranty Bancshares, Inc.	200	5,574
Heartland Financial USA, Inc.	400	15,344
Heritage Commerce Corp.	6,400	53,312
Heritage Financial Corp.	2,400	51,360
Hilltop Holdings, Inc.	58,422	1,733,381

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
HomeTrust Bancshares, Inc.	600	$14,754
Hope Bancorp, Inc.	700	6,874
Horizon Bancorp, Inc.	1,500	16,590
Independent Bank Corp.	900	15,993
Independent Bank Group, Inc.	13,674	633,790
International Bancshares Corp.	129,310	5,537,054
Investar Holding Corp.	100	1,396
Kearny Financial Corp.	700	5,684
Lakeland Bancorp, Inc.	2,235	34,955
LCNB Corp.	200	3,268
Live Oak Bancshares, Inc.	3,900	95,043
Luther Burbank Corp. (a)	500	4,740
M&T Bank Corp.	4,879	583,382
Macatawa Bank Corp.	800	8,176
Mercantile Bank Corp.	400	12,232
Merchants Bancorp	650	16,926
Meridian Corp.	200	2,520
Metrocity Bankshares, Inc.	300	5,127
Metropolitan Bank Holding Corp. (a)	800	27,112
Mid Penn Bancorp, Inc.	400	10,244
Midland States Bancorp, Inc.	800	17,136
MidWestOne Financial Group, Inc.	200	4,884
NBT Bancorp, Inc.	300	10,113
Northeast Bank	100	3,366
Northrim BanCorp, Inc.	400	18,872
OceanFirst Financial Corp.	2,000	36,960
OFG Bancorp	2,400	59,856
Old Second Bancorp, Inc.	2,400	33,744
OP Bancorp	200	1,782
Origin Bancorp, Inc.	100	3,215
PacWest Bancorp	24,000	233,520
PCB Bancorp	700	10,143
Peapack Gladstone Financial Corp.	23,381	692,545
Peoples Bancorp, Inc.	1,200	30,900
Pinnacle Financial Partners, Inc.	43,856	2,419,097
PNC Financial Services Group, Inc.	19,151	2,434,092
Preferred Bank	400	21,924
Premier Financial Corp.	48	995
Primis Financial Corp.	700	6,741
Provident Bancorp, Inc.	700	4,788
QCR Holdings, Inc.	200	8,782
RBB Bancorp	400	6,200
Renasant Corp.	1,600	48,928
Republic First Bancorp, Inc. (a)	3,400	4,624
Riverview Bancorp, Inc.	200	1,068
S&T Bancorp, Inc.	600	18,870

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Seacoast Banking Corp. of Florida	271,851	$6,442,869
Shore Bancshares, Inc.	800	11,424
Sierra Bancorp	400	6,888
Silvergate Capital Corp., Class A (a)	9,300	15,066
SmartFinancial, Inc.	300	6,942
South Plains Financial, Inc.	500	10,705
Southern First Bancshares, Inc. (a)	200	6,140
Southern Missouri Bancorp, Inc.	500	18,705
Synovus Financial Corp.	237,195	7,312,722
Territorial Bancorp, Inc.	100	1,931
Texas Capital Bancshares, Inc. (a)	18,187	890,436
Third Coast Bancshares, Inc. (a)	100	1,571
Trico Bancshares	700	29,113
Triumph Financial, Inc. (a)	1,200	69,672
TrustCo Bank Corp.	620	19,803
Trustmark Corp.	1,000	24,700
Univest Financial Corp.	1,100	26,114
US Bancorp	46,003	1,658,408
USCB Financial Holdings, Inc. (a)	200	1,978
Washington Trust Bancorp, Inc.	100	3,466
Wells Fargo & Co.	139,234	5,204,567
Westamerica BanCorp	1,800	79,740
West BanCorp, Inc.	300	5,481
Western New England Bancorp, Inc.	400	3,284
Wintrust Financial Corp.	50,697	3,698,346
Zions Bancorp NA	2,000	59,860

		62,788,648

Biotechnology & Pharmaceuticals — 0.0%
Omthera Pharmaceutical, Inc. (a),(c)	700	0

Consumer Discretionary Products — 0.2%
ACCO Brands Corp.	9,300	49,476
Acushnet Holdings Corp.	1,000	50,940
Aeva Technologies, Inc. (a)	10,700	12,733
American Outdoor Brands, Inc. (a)	500	4,920
Arhaus, Inc. (a)	3,900	32,331
Beazer Homes USA, Inc. (a)	3,100	49,228
Brilliant Earth Group, Inc., Class A (a)	100	391
Caesarstone Ltd.	1,300	5,369
Camping World Holdings, Inc., Class A	1,800	37,566
Charles & Colvard Ltd. (a)	1,300	1,209
Cooper-Standard Holding, Inc. (a)	3,500	49,840
Crocs, Inc. (a)	10,600	1,340,264
Culp, Inc. (a)	200	1,040
Dana, Inc.	5,300	79,765
Delta Apparel, Inc. (a)	400	4,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Escalade, Inc.	200	$2,920
Flexsteel Industries, Inc.	100	1,926
Ford Motor Co.	279,800	3,525,480
Forestar Group, Inc. (a)	1,600	24,896
Fossil Group, Inc. (a)	9,000	28,800
General Motors Co.	38,500	1,412,180
Griffon Corp.	4,700	150,447
Hasbro, Inc.	100	5,369
HNI Corp.	300	8,352
Hooker Furnishings Corp.	700	12,733
Interface, Inc.	3,300	26,796
JAKKS Pacific, Inc. (a)	1,800	31,140
Kimball International, Inc., Class B	1,800	22,320
Lakeland Industries, Inc.	200	2,920
Landsea Homes Corp. (a)	600	3,636
Lear Corp.	1,600	223,184
Levi Strauss & Co., Class A	1,600	29,168
Malibu Boats, Inc., Class A (a)	200	11,290
Masterbrand, Inc. (a)	5,200	41,808
MasterCraft Boat Holdings, Inc. (a)	2,000	60,860
Methode Electronics, Inc.	100	4,388
Miller Industries, Inc.	300	10,605
Motorcar Parts of America, Inc. (a)	100	744
Nautilus, Inc. (a)	4,600	6,164
Peloton Interactive, Inc., Class A (a)	98,100	1,112,454
Polaris, Inc.	1,900	210,197
PVH Corp.	600	53,496
QuantumScape Corp. (a)	4,200	34,356
Scotts Miracle-Gro Co.	300	20,922
Solid Power, Inc. (a)	1,700	5,117
Standard Motor Products, Inc.	600	22,146
Steelcase, Inc., Class A	400	3,368
Steven Madden Ltd.	3,300	118,800
Superior Group of Cos., Inc.	200	1,574
Superior Industries International, Inc. (a)	1,300	6,435
TRI Pointe Homes, Inc. (a)	5,200	131,664
Tupperware Brands Corp. (a)	2,700	6,750
Twin Vee PowerCats Co. (a)	200	337
Under Armour, Inc., Class A(a)	55,200	523,848
Urban Outfitters, Inc. (a)	10,600	293,832
Westport Fuel Systems, Inc. (a)	12,000	11,430

		9,924,324

Consumer Discretionary Services — 0.3%
2U, Inc. (a)	11,800	80,830
Allied Gaming & Entertainment, Inc. (a)	800	964

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
American Public Education, Inc. (a)	1,800	$9,756
AZEK Co., Inc. (The) (a)	2,000	47,080
BJ's Restaurants, Inc. (a)	4,100	119,474
Bluegreen Vacations Holding Corp.	700	19,166
Bowlero Corp. (a)	23,400	396,630
Carnival Corp. (a)	128,800	1,307,320
Carriage Services, Inc.	1,000	30,520
Carrols Restaurant Group, Inc. (a)	500	1,115
Century Casinos, Inc. (a)	700	5,131
Chegg, Inc. (a)	17,700	288,510
Chuy's Holdings, Inc. (a)	1,100	39,435
Coursera, Inc. (a)	5,100	58,752
Cracker Barrel Old Country Store, Inc.	1,000	113,600
Denny's Corp. (a)	6,500	72,540
Dine Brands Global, Inc.	2,100	142,044
DraftKings, Inc., Class A (a)	33,070	640,235
El Pollo Loco Holdings, Inc.	900	8,631
Everi Holdings, Inc. (a)	11,200	192,080
Fiesta Restaurant Group, Inc. (a)	400	3,288
Full House Resorts, Inc. (a)	1,400	10,122
GAN Ltd. (a)	5,500	7,095
Golden Entertainment, Inc. (a)	1,100	47,861
International Game Technology PLC	19,800	530,640
Kura Sushi USA, Inc., Class A (a)	200	13,168
Lincoln Educational Services Corp. (a)	1,000	5,660
Lindblad Expeditions Holdings, Inc. (a)	500	4,780
Live Nation Entertainment, Inc. (a)	500	35,000
Madison Square Garden Sports Corp.	1,400	272,790
Marcus Corp.	3,100	49,600
McDonald's Corp.	24,500	6,850,445
Monarch Casino & Resort, Inc.	500	37,075
Noodles & Co. (a)	2,100	10,185
Norwegian Cruise Line Holdings Ltd. (a)	3,800	51,110
ONE Group Hospitality, Inc. (The) (a)	1,500	12,150
OneSpaWorld Holdings Ltd. (a)	5,700	68,343
Playa Hotels & Resorts NV (a)	27,500	264,000
Portillo's, Inc., Class A (a)	3,900	83,343
Red Robin Gourmet Burgers, Inc. (a)	4,600	65,872
Ruth's Hospitality Group, Inc.	3,300	54,186
SeaWorld Entertainment, Inc. (a)	1,400	85,834
Shake Shack, Inc., Class A (a)	7,600	421,724
Starbucks Corp.	1,300	135,369
Universal Technical Institute, Inc. (a)	2,500	18,450
Virgin Galactic Holdings, Inc. (a)	3,600	14,580
Wingstop, Inc.	1,200	220,296
WW International, Inc. (a)	21,100	86,932
Wynn Resorts Ltd. (a)	200	22,382

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Xponential Fitness, Inc., Class A (a)	3,900	$118,521

		13,174,614

Consumer Staple Products — 0.1%
AquaBounty Technologies, Inc. (a)	8,900	5,294
Cadiz, Inc. (a)	600	2,424
Clorox Co. (The)	2,200	348,128
Colgate-Palmolive Co.	29,190	2,193,628
Conagra Brands, Inc.	5,700	214,092
Duckhorn Portfolio, Inc. (The) (a)	2,500	39,750
elf Beauty, Inc. (a)	2,800	230,580
Hershey Co.	400	101,764
John B. Sanfilippo & Son, Inc.	100	9,692
Keurig Dr Pepper, Inc.	8,600	303,408
Kimberly-Clark Corp.	15,600	2,093,832
Limoneira Co.	800	13,328
MGP Ingredients, Inc.	500	48,360
Molson Coors Beverage Co., Class B	200	10,336
Nature's Sunshine Products, Inc. (a)	600	6,126
Olaplex Holdings, Inc. (a)	52,900	225,883
Quanex Building Products Corp.	600	12,918
Tejon Ranch Co. (a)	500	9,135

		5,868,678

Financial Services — 4.2%
Accretion Acquisition Corp. (a)	22,421	231,160
ACRES Commercial Realty Corp. (a)	233	2,265
Acropolis Infrastructure Acquisition Corp., Class A (a),(b)	500,001	5,065,010
Air Lease Corp.	5,500	216,535
Ally Financial, Inc.	2,600	66,274
Alpha Partners Technology Merger Corp., Class A (a),(b)	500,001	5,180,010
AltC Acquisition Corp., Class A (a),(b)	375,000	3,806,250
AltEnergy Acquisition Corp., Class A (a)	12,170	126,325
Anthemis Digital Acquisitions I Corp. (a),(b)	472,500	4,937,625
Apollo Strategic Growth Capital, Class A (a),(b)	450,000	4,612,500
Ares Capital Corp.	15,100	275,952
Arlington Asset Investment Corp., Class A (a)	1,400	4,004
ARYA Sciences Acquisition Corp., Class A (a),(b)	147,703	1,511,002
AssetMark Financial Holdings, Inc. (a)	1,200	37,740
Atlantic Coastal Acquisition Corp., Class A (a)	55,000	571,450
Atlanticus Holdings Corp. (a)	200	5,426
Avantax, Inc. (a)	2,800	73,696
B Riley Principal 250 Merger Corp., Class A (a),(b)	247,911	2,518,776
Bain Capital Specialty Finance, Inc.	900	10,728

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Bank of New York Mellon Corp.	71,122	$3,231,784
BGC Partners, Inc., Class A	29,300	153,239
Bilander Acquisition Corp., Class A (a),(b)	365,048	3,683,334
Black Mountain Acquisition Corp., Class A (a),(b)	472,500	4,909,275
BlackRock Capital Investment Corp.	4,481	15,459
BlackRock TCP Capital Corp.	4,300	44,290
BlackRock, Inc.	100	66,912
Brightsphere Investment Group, Inc.	120,489	2,841,131
BrightSpire Capital, Inc.	7,600	44,840
Broadmark Realty Capital, Inc.	100	470
Bullpen Parlay Acquisition Co., Class A (a),(b)	378,000	3,934,980
C5 Acquisition Corp., Class A (a)	200,100	2,089,044
Capital Southwest Corp.	2,500	44,450
Carlyle Secured Lending, Inc.	5,900	80,358
Cboe Global Markets, Inc.	40,625	5,453,500
Charles Schwab Corp.	70,284	3,681,476
Cherry Hill Mortgage Investment Corp.	1,800	9,936
Chicago Atlantic Real Estate Finance, Inc.	300	4,053
Churchill Capital Corp., Class A (a),(b)	461,695	4,672,682
CME Group, Inc.	20,500	3,926,160
Coinbase Global, Inc., Class A (a)	20,800	1,405,456
Compass Digital Acquisition Corp. (a),(b)	375,018	3,825,183
Concord Acquisition Corp. III, Class A (a),(b)	378,000	3,919,860
Consumer Portfolio Services, Inc. (a)	400	4,276
Corsair Partnering Corp., Class A (a),(b)	375,000	3,828,750
Credit Acceptance Corp. (a)	200	87,208
Credit Suisse Group AG, ADR	113,200	100,725
Crescent Capital BDC, Inc.	2,300	31,326
dMY Technology Group, Inc. (a),(b)	217,060	2,218,375
DP Cap Acquisition Corp., Class A (a),(b)	472,500	4,937,625
Ellington Residential Mortgage REIT	1,900	13,870
ExcelFin Acquisition Corp., Class A (a),(b)	468,700	4,869,793
EZCORP, Inc., Class A (a)	9,300	79,980
FG Acquisition Corp., Class A (a),(b)	189,198	1,891,980
Fidus Investment Corp.	1,600	30,512
Fifth Wall Acquisition Corp. III, Class A (a),(b)	299,136	3,057,170
Finnovate Acquisition Corp., Class A (a)	6,701	69,891
First Western Financial, Inc. (a)	41,832	828,274
Flywire Corp. (a)	8,000	234,880
Focus Impact Acquisition Corp., Class A (a)	26,955	279,793
Forum Merger IV Corp., Class A (a),(b)	120,000	1,220,400
G Squared Asend II, Inc., Class A (a),(b)	276,531	2,867,626
GATX Corp.	1,000	110,020
GCM Grosvenor, Inc., Class A	69,034	539,155
Gladstone Capital Corp.	2,100	19,740
Gladstone Investment Corp.	2,800	37,100
Goldman Sachs Group, Inc. (The)	2,208	722,259

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Golub Capital BDC, Inc.	3,200	$43,392
Granite Point Mortgage Trust, Inc.	2,200	10,912
Great Ajax Corp.	1,100	7,238
Greenhill & Co., Inc.	1,400	12,418
Growth For Good Acquisition Corp. (a),(b)	378,000	3,866,940
Hercules Capital, Inc.	2,400	30,936
Horizon Technology Finance Corp.	400	4,512
Intercontinental Exchange, Inc.	1,300	135,577
Investcorp India Acquisition Corp., Class A (a),(b)	162,382	1,706,635
Jaguar Global Growth Corp., Class A (a),(b)	214,600	2,229,694
Janus Henderson Group PLC	10,600	282,384
Jaws Hurricane Acquisition Corp., Class A (a),(b)	262,600	2,668,016
Jaws Juggernaut Acquisition Corp., Class A (a),(b)	328,200	3,359,127
Khosla Ventures Acquisition Co. (a)	117,412	1,190,558
Khosla Ventures Acquisition Co., Class A (a), (b)	310,000	3,146,500
Lazard Ltd., Class A	3,400	112,574
Learn CW Investment Corp., Class A (a),(b)	398,000	4,087,460
LendingClub Corp. (a)	27,300	196,833
LendingTree, Inc. (a)	3,600	95,976
LIV Capital Acquisition Corp., Class A (a),(b)	331,200	3,454,416
Logistics Innovation Technologies Corp., Class A (a),(b)	305,916	3,105,047
Medallion Financial Corp.	900	6,903
MidCap Financial Investment Corp.	3,900	44,460
Monroe Capital Corp.	1,300	9,945
Nasdaq, Inc.	31,200	1,705,704
New Mountain Finance Corp.	3,600	43,812
New Providence Acquisition Corp., Class A (a)	40,000	414,600
NewtekOne, Inc.	1,500	19,200
Oaktree Specialty Lending Corp.	6,631	124,464
Ocwen Financial Corp. (a)	294	7,973
OFS Capital Corp.	800	8,232
Oppenheimer Holdings, Inc., Class A	700	27,405
Orchid Island Capital, Inc.	20	215
Oxford Square Capital Corp.	4,100	12,956
Panacea Acquisition Corp. II, Class A (a),(b)	310,000	3,162,000
PennantPark Floating Rate Capital Ltd.	2,000	21,220
PennantPark Investment Corp.	4,100	21,648
Piper Sandler Cos.	2,487	344,723
PJT Partners, Inc., Class A	100	7,219
Plum Acquisition Corp. I, Class A (a),(b)	125,000	1,287,500
Pontem Corp., Class A (a),(b)	465,000	4,803,450
Portage Fintech Acquisition Corp., Class A (a),(b)	500,001	5,115,010
Portman Ridge Finance Corp.	300	6,183
PowerUp Acquisition Corp., Class A (a),(b)	260,216	2,727,064
RCF Acquisition Corp., Class A (a)	140,000	1,460,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Regional Management Corp.	200	$5,218
Robinhood Markets, Inc., Class A (a)	23,600	229,156
ROC Energy Acquisition Corp. (a),(b)	378,000	3,942,540
Runway Growth Finance Corp.	1,900	23,047
Safeguard Scientifics, Inc. (a)	200	344
Saratoga Investment Corp.	700	17,696
Schultze Special Purpose Acquisition Corp., Class A (a)	6,940	72,454
SilverBox Corp. III (a)	70,034	704,542
Silvercrest Asset Management Group, Inc., Class A	400	7,272
Sixth Street Specialty Lending, Inc.	2,900	53,070
Skydeck Acquisition Corp., Class A (a),(b)	243,900	2,497,536
Sprott, Inc.	300	10,926
ST Energy Transition I Ltd. (a),(b)	378,000	3,923,640
State Street Corp.	11,168	845,306
Stellus Capital Investment Corp.	1,900	26,771
Stewart Information Services Corp.	500	20,175
Stifel Financial Corp.	7,591	448,552
StoneX Group, Inc. (a)	1,300	134,589
SuRo Capital Corp. (a)	2,569	9,300
T Rowe Price Group, Inc.	500	56,450
TCV Acquisition Corp., Class A (a),(b)	326,088	3,339,141
TG Venture Acquisition Corp. (a)	3,258	33,720
TMT Acquisition Corp. (a)	23,968	244,474
TPG Pace Beneficial II Corp., Class A (a),(b)	228,473	2,277,899
TPG RE Finance Trust, Inc.	2,500	18,150
Tradeweb Markets, Inc., Class A	7,300	576,846
Trinity Capital, Inc.	3,500	44,555
TriplePoint Venture Growth BDC Corp., Class B	2,800	33,824
Tristar Acquisition I Corp., Class A (a)	87,311	901,923
Victory Capital Holdings, Inc., Class A	12,956	379,222
VMG Consumer Acquisition Corp., Class A (a),(b)	356,402	3,695,889
Waverley Capital Acquisition Corp., Class A (a),(b)	375,000	3,825,000
Westwood Holdings Group, Inc.	100	1,121
WhiteHorse Finance, Inc.	1,100	13,772

		184,914,679

Health Care — 2.0%
23andMe Holding Co., Class A (a)	6,300	14,364
4D Molecular Therapeutics, Inc. (a)	2,200	37,818
89bio, Inc. (a)	14,900	226,927
AbCellera Biologics, Inc. (a)	9,700	73,138
Accelerate Diagnostics, Inc. (a)	1,800	1,260
Accolade, Inc. (a)	4,600	66,148
Accuray, Inc. (a)	8,345	24,785
Achieve Life Sciences, Inc. (a)	100	680

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Actinium Pharmaceuticals, Inc. (a)	4,414	$41,712
Adicet Bio, Inc. (a)	3,642	20,978
ADMA Biologics, Inc. (a)	36,700	121,477
Adverum Biotechnologies, Inc. (a)	10,271	7,368
Aeglea BioTherapeutics, Inc. (a)	8,900	2,581
Aethlon Medical, Inc. (a)	700	270
Alaunos Therapeutics, Inc. (a)	26,700	16,821
Aldeyra Therapeutics, Inc. (a)	8,900	88,377
Alector, Inc. (a)	8,400	51,996
Aligos Therapeutics, Inc. (a)	1,500	1,311
Alkermes PLC (a)	19,700	555,343
Allogene Therapeutics, Inc. (a)	26,100	128,934
Alnylam Pharmaceuticals, Inc. (a)	2,400	480,768
Alphatec Holdings, Inc. (a)	13,800	215,280
Alpine Immune Sciences, Inc. (a)	1,000	7,720
Altimmune, Inc. (a)	14,700	62,034
ALX Oncology Holdings, Inc. (a)	2,600	11,752
Amedisys, Inc. (a)	300	22,065
American Shared Hospital Services (a)	100	281
Amgen, Inc.	24,800	5,995,400
Amneal Pharmaceuticals, Inc. (a)	3,800	5,282
Amphastar Pharmaceuticals, Inc. (a)	1,300	48,750
AnaptysBio, Inc. (a)	800	17,408
Anavex Life Sciences Corp. (a)	1,500	12,855
AngioDynamics, Inc. (a)	4,900	50,666
ANI Pharmaceuticals, Inc. (a)	600	23,832
Anika Therapeutics, Inc. (a)	1,000	28,720
Annexon, Inc. (a)	2,500	9,625
Annovis Bio, Inc. (a)	600	9,246
Apexigen, Inc. (a)	100	50
Applied Molecular Transport, Inc. (a)	3,900	1,248
Applied Therapeutics, Inc. (a)	3,800	3,082
Aptinyx, Inc. (a)	3,000	374
Aptose Biosciences, Inc. (a)	1,900	1,216
Aravive, Inc. (a)	2,700	5,400
Arcellx, Inc. (a)	500	15,405
Arcus Biosciences, Inc. (a)	800	14,592
Ardelyx, Inc. (a)	34,300	164,297
Arrowhead Pharmaceuticals, Inc. (a)	200	5,080
ARS Pharmaceuticals, Inc. (a)	4,100	26,691
Assertio Holdings, Inc. (a)	2,250	14,333
Astria Therapeutics, Inc. (a)	3,300	43,890
Athira Pharma, Inc. (a)	7,800	19,500
AtriCure, Inc. (a)	4,800	198,960
aTyr Pharma, Inc. (a)	2,400	5,040
Aurinia Pharmaceuticals, Inc. (a)	5,000	54,800
Avadel Pharmaceuticals PLC, ADR (a)	2,000	18,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Avanos Medical, Inc. (a)	1,900	$56,506
Avid Bioservices, Inc. (a)	1,700	31,892
Avidity Biosciences, Inc. (a)	1,400	21,490
Avita Medical, Inc. (a)	600	8,382
Avrobio, Inc. (a)	5,700	5,700
Axogen, Inc. (a)	400	3,780
Axonics, Inc. (a)	4,500	245,520
Baxter International, Inc.	126,200	5,118,672
Bio-Rad Laboratories, Inc., Class A (a)	200	95,804
Bio-Techne Corp.	3,500	259,665
BioAtla, Inc. (a)	9,300	24,924
BioCryst Pharmaceuticals, Inc. (a)	47,500	396,150
Biogen, Inc. (a)	1,100	305,833
BioMarin Pharmaceutical, Inc. (a)	16,000	1,555,840
Biomea Fusion, Inc. (a)	1,199	37,181
BioRestorative Therapies, Inc. (a)	300	1,020
Bioxcel Therapeutics, Inc. (a)	1,500	27,990
Black Diamond Therapeutics, Inc. (a)	3,100	5,859
Blueprint Medicines Corp. (a)	1,500	67,485
Bridgebio Pharma, Inc. (a)	7,000	116,060
Bright Health Group, Inc. (a)	600	132
Brookdale Senior Living, Inc. (a)	3,009	8,877
C4 Therapeutics, Inc. (a)	8,500	26,690
Cardiff Oncology, Inc. (a)	3,500	5,775
Cardiovascular Systems, Inc. (a)	800	15,888
CareDx, Inc. (a)	11,300	103,282
Castle Biosciences, Inc. (a)	2,600	59,072
Catalyst Pharmaceuticals, Inc. (a)	28,800	477,504
Celldex Therapeutics, Inc. (a)	1,700	61,166
Centene Corp. (a)	2,500	158,025
Century Therapeutics, Inc. (a)	700	2,429
Chimerix, Inc. (a)	1,200	1,512
Chinook Therapeutics, Inc. (a)	3,020	69,913
ChromaDex Corp. (a)	1,300	1,989
Clearside Biomedical, Inc. (a)	2,200	2,288
Cogent Biosciences, Inc. (a)	4,000	43,160
Cohbar, Inc. (a)	283	507
Coherus Biosciences, Inc. (a)	400	2,736
Collegium Pharmaceutical, Inc. (a)	1,800	43,182
Community Health Systems, Inc. (a)	36,000	176,400
Context Therapeutics, Inc. (a)	100	56
ContraFect Corp. (a)	27	49
CorMedix, Inc. (a)	1,200	4,968
Corvus Pharmaceuticals, Inc. (a)	3,200	2,912
Crinetics Pharmaceuticals, Inc. (a)	900	14,454
Cue Biopharma, Inc. (a)	1,700	6,069

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Cumberland Pharmaceuticals, Inc. (a)	300	$585
Curis, Inc. (a)	13,400	7,986
Cutera, Inc. (a)	5,500	129,910
CVRx, Inc. (a)	400	3,728
CVS Health Corp.	89,000	6,613,590
Cymabay Therapeutics, Inc. (a)	26,800	233,696
Cyteir Therapeutics, Inc. (a)	500	910
Cytokinetics, Inc. (a)	8,200	288,558
CytomX Therapeutics, Inc. (a)	13,000	19,630
CytoSorbents Corp. (a)	300	1,011
Danaher Corp.	12,900	3,251,316
Deciphera Pharmaceuticals, Inc. (a)	9,400	145,230
Denali Therapeutics, Inc. (a)	2,000	46,080
DermTech, Inc. (a)	4,500	16,560
Design Therapeutics, Inc. (a)	300	1,731
DexCom, Inc. (a)	7,500	871,350
DiaMedica Therapeutics, Inc. (a)	100	153
Dominari Holdings, Inc. (a)	700	2,254
Durect Corp. (a)	530	2,401
Dynavax Technologies Corp. (a)	16,600	162,846
Dyne Therapeutics, Inc. (a)	3,900	44,928
Editas Medicine, Inc. (a)	17,800	129,050
Edwards Lifesciences Corp. (a)	45,100	3,731,123
Electromed, Inc. (a)	100	1,040
Eledon Pharmaceuticals, Inc. (a)	300	708
Elevance Health, Inc.	2,400	1,103,544
Emergent BioSolutions, Inc. (a)	7,200	74,592
Enanta Pharmaceuticals, Inc. (a)	1,000	40,440
Enochian Biosciences, Inc. (a)	1,000	915
enVVeno Medical Corp. (a)	200	946
Erasca, Inc. (a)	6,100	18,361
Esperion Therapeutics, Inc. (a)	17,800	28,302
Essa Pharma, Inc. (a)	4,000	11,880
Establishment Labs Holdings, Inc. (a)	2,000	135,480
Exact Sciences Corp. (a)	400	27,124
Exelixis, Inc. (a)	18,000	349,380
EyePoint Pharmaceuticals, Inc. (a)	1,700	4,998
Fate Therapeutics, Inc. (a)	29,400	167,580
Fennec Pharmaceuticals, Inc. (a)	700	5,824
FibroGen, Inc. (a)	12,500	233,250
FONAR Corp. (a)	100	1,620
Forte Biosciences, Inc. (a)	1,000	1,010
Fulcrum Therapeutics, Inc. (a)	6,100	17,385
Fusion Pharmaceuticals, Inc. (a)	400	1,508
G1 Therapeutics, Inc. (a)	6,600	17,688
GeneDx Holdings Corp. (a)	2,800	1,022
Gilead Sciences, Inc.	99,400	8,247,218

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Globus Medical, Inc., Class A (a)	600	$33,984
GlycoMimetics, Inc. (a)	12,200	15,372
GoodRx Holdings, Inc., Class A (a)	23,500	146,875
Gossamer Bio, Inc. (a)	28,400	35,784
Graphite Bio, Inc. (a)	3,800	9,310
Guardant Health, Inc. (a)	7,000	164,080
Haemonetics Corp. (a)	3,900	322,725
Halozyme Therapeutics, Inc. (a)	8,200	313,158
Harmony Biosciences Holdings, Inc. (a)	6,400	208,960
Harrow Health, Inc. (a)	5,400	114,264
Harvard Bioscience, Inc. (a)	1,300	5,460
Heska Corp. (a)	1,100	107,382
iCAD, Inc. (a)	1,800	2,232
Ideaya Biosciences, Inc. (a)	4,900	67,277
Illumina, Inc. (a)	9,400	2,185,970
Immunic, Inc. (a)	9,900	14,751
ImmunoGen, Inc. (a)	55,100	211,584
Immunovant, Inc. (a)	14,000	217,140
Imunon, Inc. (a)	115	144
Inari Medical, Inc. (a)	100	6,174
Incyte Corp. (a)	17,000	1,228,590
Infinity Pharmaceuticals, Inc. (a)	1,300	208
InfuSystem Holdings, Inc. (a)	800	6,200
Inhibrx, Inc. (a)	4,700	88,689
Inmode Ltd. (a)	7,000	223,720
Inogen, Inc. (a)	1,400	17,472
Inovio Pharmaceuticals, Inc. (a)	2,700	2,214
Insmed, Inc. (a)	5,800	98,890
Instil Bio, Inc. (a)	22,200	14,670
Integra LifeSciences Holdings Corp. (a)	3,600	206,676
Intellia Therapeutics, Inc. (a)	13,000	484,510
Intercept Pharmaceuticals, Inc. (a)	8,900	119,527
Ionis Pharmaceuticals, Inc. (a)	1,500	53,610
Iovance Biotherapeutics, Inc. (a)	29,900	182,689
IQVIA Holdings, Inc. (a)	1,100	218,779
iRadimed Corp.	400	15,740
Ironwood Pharmaceuticals, Inc. (a)	26,500	278,780
Jazz Pharmaceuticals PLC (a)	2,700	395,091
Johnson & Johnson	33,900	5,254,500
Joint Corp. (The) (a)	2,400	40,392
Jounce Therapeutics, Inc. (a)	2,400	4,440
KalVista Pharmaceuticals, Inc. (a)	2,200	17,292
Karyopharm Therapeutics, Inc. (a)	13,900	54,071
Kezar Life Sciences, Inc. (a)	12,700	39,751
Kodiak Sciences, Inc. (a)	4,100	25,420
Kronos Bio, Inc. (a)	4,900	7,154

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Kura Oncology, Inc. (a)	600	$7,338
Kymera Therapeutics, Inc. (a)	4,600	136,298
Lannett Co., Inc. (a)	150	261
Lantern Pharma, Inc. (a)	200	966
Lantheus Holdings, Inc. (a)	5,200	429,312
Larimar Therapeutics, Inc. (a)	4,233	19,175
Leap Therapeutics, Inc. (a)	3,500	1,190
LeMaitre Vascular, Inc.	1,000	51,470
Lipocine, Inc. (a)	3,700	1,177
Liquidia Corp. (a)	11,000	76,010
LivaNova PLC (a)	3,800	165,604
Lyell Immunopharma, Inc. (a)	300	708
Lyra Therapeutics, Inc. (a)	600	1,242
MacroGenics, Inc. (a)	15,300	109,701
Magenta Therapeutics, Inc. (a)	3,805	3,024
MannKind Corp. (a)	36,800	150,880
Maravai LifeSciences Holdings, Inc., Class A (a)	25,500	357,255
Masimo Corp. (a)	4,400	811,976
Medpace Holdings, Inc. (a)	300	56,415
Medtronic PLC	80,300	6,473,786
Merrimack Pharmaceuticals, Inc. (a)	200	2,458
Mersana Therapeutics, Inc. (a)	16,400	67,404
Milestone Pharmaceuticals, Inc. (a)	600	2,364
MiMedx Group, Inc. (a)	3,000	10,230
Mirum Pharmaceuticals, Inc. (a)	1,500	36,030
Molecular Templates, Inc. (a)	28	11
Myomo, Inc. (a)	600	450
NanoString Technologies, Inc. (a)	13,900	137,610
Natera, Inc. (a)	10,200	566,304
National HealthCare Corp.	100	5,807
Nektar Therapeutics (a)	37,000	26,007
NeoGenomics, Inc. (a)	15,500	269,855
Neoleukin Therapeutics, Inc. (a)	3,900	2,730
Neurocrine Biosciences, Inc. (a)	10,200	1,032,444
Neuronetics, Inc. (a)	4,400	12,804
Nevro Corp. (a)	9,900	357,885
Nexgel, Inc. (a)	300	390
NextCure, Inc. (a)	2,000	2,960
NGM Biopharmaceuticals, Inc. (a)	6,400	26,112
Nkarta, Inc. (a)	3,600	12,780
NuVasive, Inc. (a)	15,400	636,174
Nuvation Bio, Inc. (a)	12,200	20,252
Ocular Therapeutix, Inc. (a)	7,000	36,890
Olema Pharmaceuticals, Inc. (a)	3,200	11,104
Omeros Corp. (a)	5,700	26,505
Omnicell, Inc. (a)	400	23,468

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Onconova Therapeutics, Inc. (a)	933	$682
Oncorus, Inc. (a)	1,600	551
Oncternal Therapeutics, Inc. (a)	4,800	3,768
OPKO Health, Inc. (a)	28,701	41,903
OraSure Technologies, Inc. (a)	300	1,815
Organogenesis Holdings, Inc. (a)	16,100	34,293
ORIC Pharmaceuticals, Inc. (a)	600	3,420
Orthofix Medical, Inc. (a)	2,306	38,626
Oscar Health, Inc., Class A (a)	25,600	167,424
Pacific Biosciences of California, Inc. (a)	31,656	366,576
Paratek Pharmaceuticals, Inc. (a)	6,000	15,240
Passage Bio, Inc. (a)	4,700	4,501
PDS Biotechnology Corp. (a)	8,500	52,275
Pennant Group, Inc. (The) (a)	900	12,852
Perrigo Co. PLC	1,700	60,979
Personalis, Inc. (a)	6,700	18,492
PetIQ, Inc. (a)	900	10,296
PhenomeX, Inc. (a)	10,105	11,722
Phibro Animal Health Corp., Class A	1,200	18,384
Pliant Therapeutics, Inc. (a)	5,900	156,940
PMV Pharmaceuticals, Inc. (a)	400	1,908
Poseida Therapeutics, Inc. (a)	500	1,540
Praxis Precision Medicines, Inc. (a)	6,200	5,016
Prelude Therapeutics, Inc. (a)	1,000	5,700
Prestige Consumer Healthcare, Inc. (a)	100	6,263
Progyny, Inc. (a)	2,400	77,088
Prometheus Biosciences, Inc. (a)	1,300	139,516
Protagonist Therapeutics, Inc. (a)	10,300	236,900
Protara Therapeutics, Inc. (a)	400	1,240
PTC Therapeutics, Inc. (a)	7,000	339,080
Pulmonx Corp. (a)	5,900	65,962
Puma Biotechnology, Inc. (a)	6,900	21,321
QIAGEN NV (a)	2,700	124,011
Quanterix Corp. (a)	6,300	71,001
Quince Therapeutics, Inc. (a)	8,200	12,792
RadNet, Inc. (a)	2,000	50,060
RAPT Therapeutics, Inc. (a)	3,500	64,225
Reata Pharmaceuticals, Inc., Class A (a)	400	36,368
Regeneron Pharmaceuticals, Inc. (a)	3,100	2,547,177
Relmada Therapeutics, Inc. (a)	6,400	14,464
Replimune Group, Inc. (a)	4,800	84,768
Revance Therapeutics, Inc. (a)	24,600	792,366
REVOLUTION Medicines, Inc. (a)	1,900	41,154
Rigel Pharmaceuticals, Inc. (a)	52,000	68,640
Rocket Pharmaceuticals, Inc. (a)	8,800	150,744
Roivant Sciences Ltd. (a)	2,900	21,402

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Sage Therapeutics, Inc. (a)	1,800	$75,528
Salarius Pharmaceuticals, Inc. (a)	44	84
Sangamo Therapeutics, Inc. (a)	21,700	38,192
Sarepta Therapeutics, Inc. (a)	21,900	3,018,477
Satsuma Pharmaceuticals, Inc. (a)	4,200	2,934
Savara, Inc. (a)	2,100	4,095
Science 37 Holdings, Inc. (a)	500	141
scPharmaceuticals, Inc. (a)	3,000	27,210
Selecta Biosciences, Inc. (a)	12,600	17,514
Sensei Biotherapeutics, Inc. (a)	400	600
Sensus Healthcare, Inc. (a)	800	4,168
Shattuck Labs, Inc. (a)	400	1,176
SIGA Technologies, Inc.	700	4,025
Silk Road Medical, Inc. (a)	1,400	54,782
Singular Genomics Systems, Inc. (a)	600	726
Solid Biosciences, Inc. (a)	173	820
Sotera Health Co. (a)	2,300	41,193
SpringWorks Therapeutics, Inc. (a)	2,500	64,350
Spruce Biosciences, Inc. (a)	600	1,326
STAAR Surgical Co. (a)	2,300	147,085
Star Equity Holdings, Inc. (a)	400	372
Stereotaxis, Inc. (a)	4,400	8,976
Supernus Pharmaceuticals, Inc. (a)	4,600	166,658
Surmodics, Inc. (a)	800	18,224
Sutro Biopharma, Inc. (a)	7,300	33,726
Syndax Pharmaceuticals, Inc. (a)	5,400	114,048
Syneos Health, Inc. (a)	15,800	562,796
Synlogic, Inc. (a)	2,600	1,643
Syros Pharmaceuticals, Inc. (a)	40	107
Tactile Systems Technology, Inc. (a)	2,500	41,050
Talaris Therapeutics, Inc. (a)	100	188
Tandem Diabetes Care, Inc. (a)	18,300	743,163
TCR2 Therapeutics, Inc. (a)	1,300	1,950
Teladoc Health, Inc. (a)	44,200	1,144,780
Tenaya Therapeutics, Inc. (a)	200	570
TG Therapeutics, Inc. (a)	13,200	198,528
Theravance Biopharma, Inc. (a)	7,000	75,950
Tracon Pharmaceuticals, Inc. (a)	500	945
TransMedics Group, Inc. (a)	800	60,584
Travere Therapeutics, Inc. (a)	14,500	326,105
Twist Bioscience Corp. (a)	1,000	15,080
Ultragenyx Pharmaceutical, Inc. (a)	8,700	348,870
Vanda Pharmaceuticals, Inc. (a)	8,000	54,320
Varex Imaging Corp. (a)	3,200	58,208
Vaxart, Inc. (a)	23,900	18,085
Vaxcyte, Inc. (a)	500	18,740

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Verastem, Inc. (a)	17,200	$7,141
Vericel Corp. (a)	3,800	111,416
Verrica Pharmaceuticals, Inc. (a)	300	1,950
Vertex Pharmaceuticals, Inc. (a)	200	63,014
Viatris, Inc.	96,300	926,406
Viemed Healthcare, Inc. (a)	1,800	17,388
ViewRay, Inc. (a)	10,700	37,022
Viking Therapeutics, Inc. (a)	20,500	341,325
Viracta Therapeutics, Inc. (a)	200	318
Waters Corp. (a)	1,200	371,556
XBiotech, Inc. (a)	700	2,415
Xencor, Inc. (a)	3,400	94,826
Y-mAbs Therapeutics, Inc. (a)	4,100	20,541
Zynerba Pharmaceuticals, Inc. (a)	3,200	1,376

		85,906,227

Industrial Products — 0.6%
A O Smith Corp.	100	6,915
Advanced Emissions Solutions, Inc. (a)	1,400	2,772
Allegion PLC	3,600	384,228
Allied Motion Technologies, Inc.	400	15,460
Allison Transmission Holdings, Inc.	2,700	122,148
AMETEK, Inc.	3,400	494,122
Archer Aviation, Inc., Class A (a)	3,200	9,152
Argan, Inc.	700	28,329
Art's-Way Manufacturing Co., Inc. (a)	100	197
Astronics Corp. (a)	1,300	17,368
Barnes Group, Inc.	700	28,196
Bel Fuse, Inc., Class B	800	30,064
Bloom Energy Corp., Class A (a)	41,538	827,852
Boeing Co. (a)	25,200	5,353,236
BWX Technologies, Inc.	1,100	69,344
CECO Environmental Corp. (a)	5,600	78,344
Chase Corp.	100	10,473
Columbus McKinnon Corp.	1,500	55,740
Commercial Vehicle Group, Inc. (a)	1,100	8,030
CVD Equipment Corp. (a)	200	2,660
Douglas Dynamics, Inc.	600	19,134
Dover Corp.	100	15,194
Ducommun, Inc. (a)	200	10,942
Emerson Electric Co.	27,500	2,396,350
Energy Recovery, Inc. (a)	4,100	94,505
FARO Technologies, Inc. (a)	200	4,922
Federal Signal Corp.	3,400	184,314
Gates Industrial Corp. PLC (a)	300	4,167
Generac Holdings, Inc. (a)	5,400	583,254

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
General Dynamics Corp.	6,100	$1,392,081
Gibraltar Industries, Inc. (a)	1,000	48,500
Gorman-Rupp Co. (The)	800	20,000
Hayward Holdings, Inc. (a)	700	8,204
HEICO Corp.	1,900	324,976
Helios Technologies, Inc.	100	6,540
Hillman Solutions Corp. (a)	54,931	462,519
Honeywell International, Inc.	31,100	5,943,832
Hurco Cos., Inc.	100	2,532
Hydrofarm Holdings Group, Inc. (a)	8,700	15,051
Hyliion Holdings Corp. (a)	7,400	14,652
Insteel Industries, Inc.	400	11,128
Intevac, Inc. (a)	500	3,665
Janus International Group, Inc. (a)	1,700	16,762
Johnson Controls International PLC	26,600	1,601,852
Kaman Corp.	300	6,858
Kimball Electronics, Inc. (a)	200	4,820
LB Foster Co., Class A (a)	100	1,148
Lennox International, Inc.	500	125,640
Leonardo DRS, Inc. (a)	500	6,485
Lockheed Martin Corp.	4,900	2,316,377
LSI Industries, Inc.	2,900	40,397
Manitowoc Co., Inc. (The) (a)	4,900	83,741
Mayville Engineering Co., Inc. (a)	900	13,428
MSA Safety, Inc.	100	13,350
NEXTracker, Inc., Class A (a)	46,979	1,703,459
Nikola Corp. (a)	239,679	290,012
nLight, Inc. (a)	6,100	62,098
NN, Inc. (a)	3,100	3,317
Nordson Corp.	200	44,452
nVent Electric PLC	12,400	532,456
Otis Worldwide Corp.	2,800	236,320
Powell Industries, Inc.	300	12,777
Proto Labs, Inc. (a)	2,400	79,560
Sarcos Technology and Robotics Corp. (a)	1,800	854
Shyft Group, Inc. (The)	2,500	56,875
Standex International Corp.	200	24,488
Stanley Black & Decker, Inc.	2,300	185,334
Stoneridge, Inc. (a)	200	3,740
Tennant Co.	200	13,706
Thermon Group Holdings, Inc. (a)	3,200	79,744
Titan International, Inc. (a)	4,300	45,064
Trimble, Inc. (a)	800	41,936
Triumph Group, Inc. (a)	1,100	12,749
TuSimple Holdings, Inc., Class A (a)	55,900	82,173
Wabash National Corp.	3,700	90,983

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Watts Water Technologies, Inc., Class A	100	$16,832
Xylem, Inc.	3,100	324,570
Zurn Elkay Water Solutions Corp.	400	8,544

		27,293,993

Industrial Services — 0.4%
Alarm.com Holdings, Inc. (a)	100	5,028
Alta Equipment Group, Inc.	1,900	30,115
American Airlines Group, Inc. (a)	184,000	2,714,000
Atlas Technical Consultants, Inc. (a)	400	4,876
Avalon Holdings Corp., Class A (a)	200	530
Barrett Business Services, Inc.	400	35,456
BGSF, Inc.	300	3,195
Brady Corp., Class A	200	10,746
BrightView Holdings, Inc. (a)	2,300	12,926
CBIZ, Inc. (a)	100	4,949
Concrete Pumping Holdings, Inc. (a)	1,900	12,920
CoreCivic, Inc. (a)	1,800	16,560
CorVel Corp. (a)	200	38,056
Covenant Logistics Group, Inc.	100	3,542
CRA International, Inc.	200	21,564
CSX Corp.	55,700	1,667,658
Daseke, Inc. (a)	5,600	43,288
DHT Holdings, Inc.	47,500	513,475
Dorian LPG Ltd.	2,100	41,874
DXP Enterprises, Inc. (a)	500	13,460
Eagle Bulk Shipping, Inc.	1,097	49,913
Emerald Holding, Inc. (a)	500	1,860
Ennis, Inc.	300	6,327
EVI Industries, Inc. (a)	100	1,980
Exponent, Inc.	100	9,969
Fluor Corp. (a)	9,500	293,645
Franklin Covey Co. (a)	700	26,929
Frontier Group Holdings, Inc. (a)	1,300	12,792
Geo Group, Inc. (The) (a)	37,300	294,297
Great Lakes Dredge & Dock Corp. (a)	3,900	21,177
H&E Equipment Services, Inc.	2,500	110,575
Hackett Group, Inc.	3,000	55,440
Harsco Corp. (a)	4,600	31,418
Heidrick & Struggles International, Inc.	500	15,180
Herc Holdings, Inc.	100	11,390
Hudson Technologies, Inc. (a)	5,800	50,634
Huron Consulting Group, Inc. (a)	1,800	144,666
Information Services Group, Inc.	2,600	13,234
Insperity, Inc.	1,400	170,170
International Seaways, Inc.	9,200	383,456

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
JetBlue Airways Corp. (a)	28,000	$203,840
Kelly Services, Inc., Class A	1,700	28,203
Legalzoom.com, Inc. (a)	600	5,628
Limbach Holdings, Inc. (a)	200	3,460
Marten Transport Ltd.	3,399	71,209
Mesa Air Group, Inc. (a)	7,500	17,775
Mistras Group, Inc. (a)	900	6,102
MRC Global, Inc. (a)	8,900	86,508
MYR Group, Inc. (a)	300	37,803
Navigator Holdings Ltd. (a)	100	1,400
Nordic American Tankers Ltd.	62,300	246,708
Norfolk Southern Corp.	2,700	572,400
Orion Group Holdings, Inc. (a)	500	1,295
Overseas Shipholding Group, Inc., Class A (a)	11,500	44,850
PAM Transportation Services, Inc. (a)	100	2,863
Pangaea Logistics Solutions Ltd.	4,400	25,828
Primoris Services Corp.	900	22,194
Radiant Logistics, Inc. (a)	2,600	17,056
Republic Services, Inc.	14,300	1,933,646
Resources Connection, Inc.	400	6,824
RXO, Inc. (a)	700	13,748
Schneider National, Inc., Class B	2,200	58,850
Schnitzer Steel Industries, Inc., Class A	400	12,440
ShotSpotter, Inc. (a)	300	11,796
SP Plus Corp. (a)	100	3,429
Stericycle, Inc. (a)	800	34,888
Sterling Infrastructure, Inc. (a)	3,600	136,368
Target Hospitality Corp. (a)	12,600	165,564
Teekay Corp. (a)	29,600	182,928
Teekay Tankers Ltd., Class A (a)	8,763	376,196
Titan Machinery, Inc. (a)	2,300	70,035
Transcat, Inc. (a)	300	26,817
TriNet Group, Inc. (a)	1,500	120,915
Triton International Ltd.	800	50,576
TrueBlue, Inc. (a)	600	10,680
Tutor Perini Corp. (a)	5,100	31,467
Union Pacific Corp.	32,400	6,520,824
Universal Logistics Holdings, Inc.	600	17,490
US Xpress Enterprises, Inc., Class A (a)	2,000	11,880
Viad Corp. (a)	100	2,084
Wilhelmina International, Inc. (a)	100	409
WillScot Mobile Mini Holdings Corp. (a)	18,500	867,280
Yellow Corp. (a)	15,400	31,262

		18,992,788

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Insurance — 0.1%
Argo Group International Holdings Ltd. (a)	10,500	$307,545
Brighthouse Financial, Inc. (a)	3,200	141,152
Citizens, Inc. (a)	800	2,968
Donegal Group, Inc., Class A	100	1,528
eHealth, Inc. (a)	7,600	71,136
Employers Holdings, Inc.	300	12,507
F&G Annuities & Life, Inc.	2,400	43,488
Greenlight Capital Re Ltd., Class A (a)	1,700	15,963
Hallmark Financial Services, Inc. (a)	90	585
HCI Group, Inc.	400	21,440
Heritage Insurance Holdings, Inc.	2,800	8,624
Jackson Financial, Inc., Class A	14,000	523,740
Lemonade, Inc. (a)	327	4,663
Lincoln National Corp.	3,600	80,892
Maiden Holdings Ltd. (a)	100	209
MBIA, Inc. (a)	600	5,556
Mercury General Corp.	2,800	88,872
ProAssurance Corp.	2,700	49,896
Progressive Corp.	5,700	815,442
Selectquote, Inc. (a)	4,200	9,114
SiriusPoint Ltd. (a)	4,400	35,772
Skyward Specialty Insurance Group, Inc. (a)	21,697	474,513
Tiptree, Inc.	900	13,113
Trean Insurance Group, Inc. (a)	3,200	19,584
United Insurance Holdings Corp. (a)	2,100	5,922
Universal Insurance Holdings, Inc.	2,500	45,550
Unum Group	20,900	826,804
Voya Financial, Inc.	1,900	135,774

		3,762,352

Materials — 0.2%
AdvanSix, Inc.	600	22,962
Alamos Gold, Inc., Class A	26,000	317,980
Alcoa Corp.	1	43
Alpha Metallurgical Resources, Inc.	300	46,800
American Vanguard Corp.	1,300	28,444
Apogee Enterprises, Inc.	500	21,625
B2Gold Corp.	13,200	52,008
Carpenter Technology Corp.	1,800	80,568
Century Aluminum Co. (a)	800	8,000
Clearwater Paper Corp. (a)	400	13,368
Codexis, Inc. (a)	15,900	65,826
Coeur Mining, Inc. (a)	54,500	217,455
CONSOL Energy, Inc.	800	46,616
Eagle Materials, Inc.	200	29,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Eastman Chemical Co.	4,600	$387,964
Ecolab, Inc.	7,400	1,224,922
Ecovyst, Inc. (a)	11,300	124,865
Element Solutions, Inc.	1,300	25,103
Endeavour Silver Corp. (a)	600	2,328
Gatos Silver, Inc. (a)	6,700	43,751
Glatfelter Corp. (a)	12,300	39,237
Graphic Packaging Holding Co.	24,800	632,152
Haynes International, Inc.	100	5,009
HB Fuller Co.	2,300	157,435
Hudbay Minerals, Inc.	600	3,150
Innospec, Inc.	300	30,801
Intrepid Potash, Inc. (a)	3,600	99,360
Kinross Gold Corp.	7,800	36,738
Livent Corp. (a)	5,600	121,632
LSB Industries, Inc. (a)	9,500	98,135
McEwen Mining, Inc. (a)	3,900	33,033
Myers Industries, Inc.	800	17,144
NACCO Industries, Inc., Class A	200	7,214
New Gold, Inc. (a)	29,800	32,780
Newmont Corp.	24,300	1,191,186
Northwest Pipe Co. (a)	400	12,492
O-I Glass, Inc. (a)	6,900	156,699
Osisko Gold Royalties Ltd.	1,000	15,820
Pan American Silver Corp.	19,700	358,540
Park Aerospace Corp.	900	12,105
PolyMet Mining Corp. (a)	600	1,290
Ramaco Resources, Inc.	8,500	74,885
Ranpak Holdings Corp. (a)	7,100	37,062
Rayonier Advanced Materials, Inc. (a)	6,200	38,874
Ryerson Holding Corp.	1,500	54,570
Sandstorm Gold Ltd.	2,000	11,620
Seabridge Gold, Inc. (a)	100	1,295
Sherwin-Williams Co.	800	179,816
Silgan Holdings, Inc.	1,400	75,138
Silvercorp Metals, Inc.	27,700	105,814
SunCoke Energy, Inc.	9,100	81,718
Sylvamo Corp.	4,500	208,170
Tecnoglass, Inc.	4,200	176,232
Ternium SA, ADR	1,800	74,268
TimkenSteel Corp. (a)	4,600	84,364
Trex Co., Inc. (a)	5,100	248,217
Tronox Holdings PLC, Class A	8,500	122,230
Unifi, Inc. (a)	2,600	21,242
United States Steel Corp.	68,100	1,777,410
Valvoline, Inc.	5,300	185,182

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Warrior Met Coal, Inc.	6,900	$253,299

		9,633,336

Media — 1.1%
Activision Blizzard, Inc.	10,582	905,713
Airbnb, Inc., Class A (a)	40,600	5,050,640
Alphabet, Inc., Class A (a)	26,700	2,769,591
Angi, Inc. (a)	23,100	52,437
AppLovin Corp., Class A (a)	1,000	15,750
Audacy, Inc. (a)	12,400	1,670
Bumble, Inc., Class A (a)	4,700	91,885
Charter Communications, Inc., Class A (a)	1,240	443,437
Clear Channel Outdoor Holdings, Inc. (a)	29,800	35,760
DHI Group, Inc. (a)	2,700	10,476
DoorDash, Inc., Class A (a)	10,200	648,312
Eventbrite, Inc., Class A (a)	18,900	162,162
Fiverr International Ltd. (a)	9,000	314,280
Fluent, Inc. (a)	1,800	1,476
GoDaddy, Inc., Class A (a)	3,000	233,160
Harte Hanks, Inc. (a)	1,300	12,233
HealthStream, Inc.	1,400	37,940
IMAX Corp. (a)	4,900	93,982
Liberty Media Corp-Liberty SiriusXM, Class A (a),(b)	21,554	605,452
Liberty Media Corp-Liberty SiriusXM, Class C (a)	33,974	950,932
Lions Gate Entertainment Corp., Class A (a)	200	2,214
Lyft, Inc., Class A (a)	54,977	509,637
Magnite, Inc. (a)	5,500	50,930
Marqeta, Inc., Class A (a)	101,300	462,941
Match Group, Inc. (a)	200	7,678
Meta Platforms, Inc., Class A (a)	8,487	1,798,735
Netflix, Inc. (a)	28,700	9,915,276
OptimizeRx Corp. (a)	2,700	39,501
Pinterest, Inc., Class A (a)	155,500	4,240,485
Quotient Technology, Inc. (a)	11,500	37,720
ROBLOX Corp., Class A (a)	152,600	6,863,948
Roku, Inc. (a)	36,800	2,422,176
Sciplay Corp., Class A (a)	3,800	64,448
Shutterstock, Inc.	3,200	232,320
Snap, Inc., Class A (a)	398,100	4,462,701
Spotify Technology SA (a)	17,900	2,391,798
TechTarget, Inc. (a)	4,100	148,092
Townsquare Media, Inc., Class A	500	4,000
TripAdvisor, Inc. (a)	100	1,986
TrueCar, Inc. (a)	3,400	7,820
Upwork, Inc. (a)	26,000	294,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Urban One, Inc. (a)	300	$1,650
VeriSign, Inc. (a)	5,000	1,056,650
World Wrestling Entertainment, Inc., Class A	1,100	100,386

		47,554,700

Oil & Gas — 0.4%
Antero Resources Corp. (a)	22,800	526,452
Archrock, Inc.	100	977
Berry Corp.	13,300	104,405
Cheniere Energy, Inc.	20,700	3,262,320
Civeo Corp. (a)	425	8,776
Clean Energy Fuels Corp. (a)	30,100	131,236
ConocoPhillips	13,200	1,309,572
Crescent Point Energy Corp.	2,800	19,768
CVR Energy, Inc.	2,700	88,506
Delek US Holdings, Inc.	12,100	277,695
DMC Global, Inc. (a)	700	15,379
EnLink Midstream LLC	8,300	89,972
Epsilon Energy Ltd.	1,600	8,544
EQT Corp.	41,500	1,324,265
Evolution Petroleum Corp.	4,700	29,657
Forum Energy Technologies, Inc. (a)	1,400	35,602
Golar LNG Ltd. (a)	2,600	56,160
Helix Energy Solutions Group, Inc. (a)	31,800	246,132
HF Sinclair Corp.	19,314	934,411
Independence Contract Drilling, Inc. (a)	3,200	10,432
Kosmos Energy Ltd. (a)	92,700	689,688
Magnolia Oil & Gas Corp., Class A	18,200	398,216
Mammoth Energy Services, Inc. (a)	4,600	19,412
Marathon Oil Corp.	24,500	587,020
Matrix Service Co. (a)	2,200	11,880
Murphy Oil Corp.	7,400	273,652
Murphy USA, Inc.	400	103,220
Nabors Industries Ltd. (a)	1,200	146,292
Natural Gas Services Group, Inc. (a)	400	4,124
Newpark Resources, Inc. (a)	13,300	51,205
NextDecade Corp. (a)	200	994
NexTier Oilfield Solutions, Inc. (a)	14,546	115,641
Nine Energy Service, Inc. (a)	100	556
North American Construction Group Ltd.	200	3,340
NOW, Inc. (a)	6,700	74,705
Oceaneering International, Inc. (a)	5,200	91,676
Oil States International, Inc. (a)	11,500	95,795
Par Pacific Holdings, Inc. (a)	6,600	192,720
Patterson-UTI Energy, Inc.	8,000	93,600
PBF Energy, Inc., Class A	38,500	1,669,360

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Permian Resources Corp.	72,300	$759,150
PHX Minerals, Inc.	1,600	4,192
Plains GP Holdings LP, Class A (a)	46,000	603,520
Precision Drilling Corp. (a)	800	41,136
ProPetro Holding Corp. (a)	2,600	18,694
Ranger Oil Corp., Class A	1,000	40,840
Ring Energy, Inc. (a)	28,100	53,390
Select Energy Services, Inc., Class A	8,000	55,680
SM Energy Co.	1,100	30,976
Smart Sand, Inc. (a)	3,400	5,984
Solaris Oilfield Infrastructure, Inc., Class A	2,800	23,912
Talos Energy, Inc. (a)	12,800	189,952
TETRA Technologies, Inc. (a)	2,600	6,890
Tidewater, Inc. (a)	2,500	110,200
Transocean Ltd. (a)	219,533	1,396,230
US Silica Holdings, Inc. (a)	200	2,388
Viper Energy Partners LP	3,200	89,600
Vitesse Energy, Inc.	200	3,806
W&T Offshore, Inc. (a)	35,300	179,324
Weatherford International PLC (a)	12,600	747,810
World Fuel Services Corp.	4,500	114,975

		17,582,006

Pharmaceuticals — 0.0%
Contra StrongBridge (a),(c)	5,000	0

Private Equity — 0.0%
Millennium Equity Private Equity (a),(b),(c)	60,879	1,400,217

Real Estate — 0.1%
Agree Realty Corp.	9,700	665,517
Alpine Income Property Trust, Inc.	2,500	42,075
American Tower Corp.	1,000	204,340
Braemar Hotels & Resorts, Inc.	2,800	10,808
Chatham Lodging Trust	1,600	16,784
Community Healthcare Trust, Inc.	600	21,960
CTO Realty Growth, Inc.	2,400	41,424
Diversified Healthcare Trust	70,200	94,770
EastGroup Properties, Inc.	900	148,788
Equity Commonwealth	13,700	283,727
Essential Properties Realty Trust, Inc.	400	9,940
eXp World Holdings, Inc.	5,500	69,795
Farmland Partners, Inc.	6,500	69,550
Four Corners Property Trust, Inc.	3,200	85,952
Franklin Street Properties Corp.	400	628
Getty Realty Corp.	5,700	205,371
Gladstone Land Corp.	4,400	73,260

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Hersha Hospitality Trust, Class A	7,700	$51,744
Industrial Logistics Properties Trust	6,100	18,727
Legacy Housing Corp. (a)	600	13,656
Life Storage, Inc.	2,500	327,725
McGrath RentCorp	1,200	111,972
Medalist Diversified REIT, Inc.	900	752
NETSTREIT Corp.	3,300	60,324
Park Hotels & Resorts, Inc.	12	148
Pebblebrook Hotel Trust	19,000	266,760
Plymouth Industrial REIT, Inc.	1,900	39,919
Power REIT (a)	200	747
Presidio Property Trust, Inc., Class A	500	520
Rafael Holdings, Inc., Class B (a)	1,200	1,860
RE/MAX Holdings, Inc., Class A	1,800	33,768
Redfin Corp. (a)	32,900	298,074
Retail Opportunity Investments Corp.	13,300	185,668
RLJ Lodging Trust	2,700	28,620
RMR Group, Inc. (The), Class A	100	2,624
SBA Communications Corp.	1,000	261,070
Summit Hotel Properties, Inc.	3,200	22,400
Terreno Realty Corp.	5,500	355,300
UMH Properties, Inc.	200	2,958
Universal Health Realty Income Trust	400	19,244
Wheeler Real Estate Investment Trust, Inc. (a)	200	254
Whitestone REIT	600	5,520

		4,155,043

Renewable Energy — 0.1%
Alto Ingredients, Inc. (a)	200	300
Broadwind Energy, Inc. (a)	1,100	4,224
Eneti, Inc.	5,190	48,527
Enphase Energy, Inc. (a)	20,200	4,247,656
FuelCell Energy, Inc. (a)	4,771	13,597
FutureFuel Corp.	2,900	21,402
Gevo, Inc. (a)	22,000	33,880
Maxeon Solar Technologies Ltd. (a)	4,500	119,430
SolarEdge Technologies, Inc. (a)	5,068	1,540,419
TPI Composites, Inc. (a)	8,200	107,010

		6,136,445

Retail & Wholesale—Discretionary — 0.4%
1-800-Flowers.com, Inc., Class A (a)	4,300	49,450
Allbirds, Inc., Class A (a)	14,500	17,400
Amazon.com, Inc. (a)	66,900	6,910,101
Aspen Aerogels, Inc. (a)	8,000	59,600
AutoZone, Inc. (a)	200	491,630

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Avis Budget Group, Inc. (a)	6,700	$1,305,160
Barnes & Noble Education, Inc. (a)	5,300	8,056
Bassett Furniture Industries, Inc.	400	7,120
BlueLinx Holdings, Inc. (a)	1,500	101,940
Build-A-Bear Workshop, Inc.	1,000	23,240
Cato Corp., Class A	2,000	17,680
Chewy, Inc., Class A (a)	34,700	1,297,086
Chico's FAS, Inc. (a)	23,300	128,150
Conn's, Inc. (a)	4,400	26,664
Destination XL Group, Inc. (a)	10,400	57,304
Dick's Sporting Goods, Inc.	1,800	255,402
Etsy, Inc. (a)	37,300	4,152,609
G-III Apparel Group Ltd. (a)	2,700	41,985
Gaia, Inc. (a)	700	1,939
Guess?, Inc.	4,200	81,732
Haverty Furniture Cos., Inc.	1,700	54,247
La-Z-Boy, Inc.	2,400	69,792
Lumber Liquidators Holdings, Inc. (a)	1,800	6,840
Monro, Inc.	1,700	84,031
National Vision Holdings, Inc. (a)	1,700	32,028
Overstock.com, Inc. (a)	5,000	101,350
PC Connection, Inc.	100	4,496
Petco Health & Wellness Co., Inc. (a)	5,400	48,600
PetMed Express, Inc.	200	3,248
Qurate Retail, Inc., Class A (a)	112,300	110,930
Revolve Group, Inc. (a)	11,000	289,300
Rush Enterprises, Inc., Class A	2,700	147,420
ScanSource, Inc. (a)	200	6,088
Shoe Carnival, Inc.	1,900	48,735
Stitch Fix, Inc., Class A (a)	21,800	111,398
TJX Cos., Inc. (b)	16,441	1,288,317
Vera Bradley, Inc. (a)	5,200	31,148
Veritiv Corp.	200	27,028
Wayfair, Inc., Class A (a)	5,100	175,134

		17,674,378

Retail & Wholesale—Staples — 0.1%
Arko Corp.	2,300	19,527
Laird Superfood, Inc. (a)	400	324
Natural Grocers by Vitamin Cottage, Inc.	1,000	11,750
Ollie's Bargain Outlet Holdings, Inc. (a)	5,800	336,052
PriceSmart, Inc.	300	21,444
Rite Aid Corp. (a)	16,400	36,736
Village Super Market, Inc., Class A	200	4,576
Walmart, Inc.	21,634	3,189,933
Weis Markets, Inc.	300	25,401

		3,645,743

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Software & Technology Services — 2.5%
8x8, Inc. (a)	1,600	$6,672
ACI Worldwide, Inc. (a)	74,919	2,021,315
Adobe, Inc. (a)	18,800	7,244,956
Agilysys, Inc. (a)	400	33,004
Akerna Corp. (a)	35	27
Alignment Healthcare, Inc. (a)	3,300	20,988
Alteryx, Inc., Class A (a)	4,500	264,780
American Software, Inc., Class A	2,000	25,220
Appian Corp., Class A (a)	300	13,314
Asana, Inc., Class A (a)	22,700	479,651
Asure Software, Inc. (a)	2,000	29,000
Atlassian Corp., Class A (a)	4,600	787,382
Autodesk, Inc. (a)	15,700	3,268,112
Automatic Data Processing, Inc.	20,200	4,497,126
AvidXchange Holdings, Inc. (a)	429,302	3,348,555
Bandwidth, Inc., Class A (a)	6,900	104,880
BigCommerce Holdings, Inc., Series 1 (a)	4,700	42,018
Box, Inc., Class A (a)	14,500	388,455
Brightcove, Inc. (a)	3,100	13,795
C3.ai, Inc., Class A (a)	4,500	151,065
Calix, Inc. (a)	2,100	112,539
Cardlytics, Inc. (a)	10,000	33,950
Cass Information Systems, Inc.	400	17,324
Cerence, Inc. (a)	6,200	174,158
Clear Secure, Inc., Class A	5,600	146,552
Clearwater Analytics Holdings, Inc., Class A (a)	275,004	4,389,064
Cloudflare, Inc., Class A (a)	28,400	1,751,144
CommVault Systems, Inc. (a)	1,800	102,132
CompoSecure, Inc. (a)	2,300	16,928
Computer Programs & Systems, Inc. (a)	500	15,100
comScore, Inc. (a)	5,000	6,150
Conduent, Inc. (a)	4,400	15,092
Confluent, Inc., Class A (a)	1,300	31,291
Crowdstrike Holdings, Inc., Class A (a)	31,400	4,309,964
CSG Systems International, Inc.	800	42,960
CyberArk Software Ltd. (a)	300	44,394
Datadog, Inc., Class A (a)	5,300	385,098
Definitive Healthcare Corp. (a)	500	5,165
Digi International, Inc. (a)	3,100	104,408
Digimarc Corp. (a)	1,100	21,615
DigitalOcean Holdings, Inc. (a)	13,100	513,127
DocuSign, Inc. (a)	60,500	3,527,150
Domo, Inc., Class B (a)	4,100	58,179
Donnelley Financial Solutions, Inc. (a)	900	36,774
DoubleVerify Holdings, Inc. (a)	21,396	645,089

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Duolingo, Inc. (a)	3,200	$456,288
Dynatrace, Inc. (a)	42,300	1,789,290
Ebix, Inc.	2,300	30,337
eGain Corp. (a)	700	5,313
Elastic NV (a)	300	17,370
Enfusion, Inc., Class A (a)	900	9,450
EngageSmart, Inc. (a)	26,884	517,517
Everbridge, Inc. (a)	1,200	41,604
Evertec, Inc.	1,600	54,000
ExlService Holdings, Inc. (a)	1,000	161,830
FactSet Research Systems, Inc.	1,500	622,635
Fair Isaac Corp. (a)	200	140,538
Fastly, Inc., Class A (a)	34,500	612,720
Fidelity National Information Services, Inc.	20,161	1,095,347
Forrester Research, Inc. (a)	500	16,175
Fortinet, Inc. (a)	45,900	3,050,514
Gartner, Inc. (a)	1,700	553,809
Genpact Ltd.	200	9,244
Global Payments, Inc.	52,629	5,538,676
Green Dot Corp., Class A (a)	5,900	101,362
Grid Dynamics Holdings, Inc. (a)	3,600	41,256
Guidewire Software, Inc. (a)	1,500	123,075
HashiCorp, Inc., Class A (a)	1,600	46,864
Health Catalyst, Inc. (a)	7,900	92,193
Hims & Hers Health, Inc. (a)	6,600	65,472
IBEX Holdings Ltd. (a)	400	9,760
ICF International, Inc.	400	43,880
Immersion Corp.	6,900	61,686
Intapp, Inc. (a)	300	13,452
Jamf Holding Corp. (a)	1,900	36,898
Kubient, Inc. (a)	300	207
Kyndryl Holdings, Inc. (a)	4,400	64,944
Limelight Networks, Inc. (a)	15,100	11,946
LivePerson, Inc. (a)	13,500	59,535
LiveRamp Holdings, Inc. (a)	3,500	76,755
Manhattan Associates, Inc. (a)	3,000	464,550
Mitek Systems, Inc. (a)	2,600	24,934
Model N, Inc. (a)	5,200	174,044
Momentive Global, Inc. (a)	20,600	191,992
Monday.com Ltd. (a)	2,900	413,975
MoneyGram International, Inc. (a)	9,900	103,158
Moneylion, Inc. (a)	400	227
MSCI, Inc.	2,700	1,511,163
NetSol Technologies, Inc. (a)	200	528
New Relic, Inc. (a)	4,900	368,921
NextGen Healthcare, Inc. (a)	5,700	99,237

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Nutanix, Inc., Class A (a)	10,000	$259,900
Nuvei Corp. (a)	200	8,705
ON24, Inc. (a)	1,300	11,388
OneSpan, Inc. (a)	1,400	24,500
Open Lending Corp., Class A (a)	17,100	120,384
Outset Medical, Inc. (a)	2,300	42,320
PagerDuty, Inc. (a)	12,200	426,756
Palo Alto Networks, Inc. (a)	22,700	4,534,098
Parsons Corp. (a)	300	13,422
Paycom Software, Inc. (a)	3,600	1,094,436
Paylocity Holding Corp. (a)	5,000	993,900
Paymentus Holdings, Inc., Class A (a)	300	2,658
Payoneer Global, Inc. (a)	39,800	249,944
PayPal Holdings, Inc. (a)	125,200	9,507,688
Paysafe Ltd. (a)	1,375	23,746
PDF Solutions, Inc. (a)	1,600	67,840
Pegasystems, Inc.	900	43,632
PFSweb, Inc.	700	2,968
Phreesia, Inc. (a)	3,800	122,702
PowerSchool Holdings, Inc., Class A (a)	100	1,982
Privia Health Group, Inc. (a)	2,400	66,264
PROS Holdings, Inc. (a)	700	19,180
Q2 Holdings, Inc. (a)	136,098	3,350,733
Qualys, Inc. (a)	4,100	533,082
Rackspace Technology, Inc. (a)	3,300	6,204
Rapid7, Inc. (a)	4,200	192,822
Red Violet, Inc. (a)	200	3,520
Repay Holdings Corp. (a)	17,724	116,447
Rimini Street, Inc. (a)	3,600	14,832
RingCentral, Inc., Class A (a)	300	9,201
Sabre Corp. (a)	16,900	72,501
Samsara, Inc., Class A (a)	1,300	25,636
Schrodinger, Inc. (a)	800	21,064
SecureWorks Corp., Class A (a)	800	6,856
SEMrush Holdings, Inc., Class A (a)	2,600	26,130
Shopify, Inc., Class A (a)	400	19,176
Smartsheet, Inc., Class A (a)	8,500	406,300
SolarWinds Corp. (a)	3,100	26,660
Splunk, Inc. (a)	200	19,176
Sprinklr, Inc., Class A (a)	400	5,184
Sprout Social, Inc., Class A (a)	6,000	365,280
SPS Commerce, Inc. (a)	500	76,150
Squarespace, Inc., Class A (a)	9,200	292,284
Synopsys, Inc. (a)	200	77,250
Tabula Rasa HealthCare, Inc. (a)	1,800	10,062
Telos Corp. (a)	4,500	11,385

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Tenable Holdings, Inc. (a)	7,000	$332,570
Teradata Corp. (a)	5,600	225,568
TTEC Holdings, Inc.	900	33,507
Twilio, Inc., Class A (a)	19,300	1,285,959
Tyler Technologies, Inc. (a)	100	35,464
UiPath, Inc., Class A (a)	13,900	244,084
Unisys Corp. (a)	20,300	78,764
Varonis Systems, Inc. (a)	17,900	465,579
Veeva Systems, Inc., Class A (a)	4,700	863,813
Veradigm, Inc. (a)	8,500	110,925
Verisk Analytics, Inc.	10,400	1,995,344
Verra Mobility Corp. (a)	5,300	89,676
Vertex, Inc., Class A (a)	700	14,483
Vimeo, Inc. (a)	36,200	138,646
VirnetX Holding Corp. (a)	3,100	4,061
Visa, Inc., Class A	52,200	11,769,012
VMware, Inc., Class A (a)	15,300	1,910,205
Workiva, Inc. (a)	3,100	317,471
Yext, Inc. (a)	13,400	128,774
Zedge, Inc., Class B (a)	1,200	2,340
Zoom Video Communications, Inc., Class A (a)	70,900	5,235,256
ZoomInfo Technologies, Inc. (a)	6,500	160,615
Zscaler, Inc. (a)	22,700	2,652,041
Zuora, Inc., Class A (a)	21,100	208,468

		109,799,306

Tech Hardware & Semiconductors — 0.7%
A10 Networks, Inc.	7,800	120,822
ACM Research, Inc., Class A (a)	500	5,850
Airgain, Inc. (a)	300	1,611
Alpha & Omega Semiconductor Ltd. (a)	2,000	53,900
Ambarella, Inc. (a)	6,700	518,714
Amtech Systems, Inc. (a)	500	4,770
Applied Optoelectronics, Inc. (a)	4,300	9,503
Arista Networks, Inc. (a)	13,800	2,316,468
Arlo Technologies, Inc. (a)	7,300	44,238
Aviat Networks, Inc. (a)	1,000	34,460
AXT, Inc. (a)	2,600	10,348
Benchmark Electronics, Inc.	1,800	42,642
CalAmp Corp. (a)	4,000	14,360
Cambium Networks Corp. (a)	1,400	24,808
Casa Systems, Inc. (a)	2,100	2,667
Celestica, Inc. (a)	7,200	92,880
CEVA, Inc. (a)	500	15,215
Cisco Systems, Inc.	122,400	6,398,460
Comtech Telecommunications Corp.	1,200	14,976

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Daktronics, Inc. (a)	2,500	$14,175
Diebold Nixdorf, Inc. (a)	9,200	11,040
EMCORE Corp. (a)	8,200	9,430
Enovix Corp. (a)	15,100	225,141
Everspin Technologies, Inc. (a)	1,500	10,215
Extreme Networks, Inc. (a)	4,400	84,128
FormFactor, Inc. (a)	4,600	146,510
GLOBALFOUNDRIES, Inc. (a)	19,796	1,428,875
GoPro, Inc., Class A (a)	25,500	128,265
Harmonic, Inc. (a)	16,000	233,440
Hewlett Packard Enterprise Co.	9,900	157,707
Identiv, Inc. (a)	1,400	8,596
Impinj, Inc. (a)	5,900	799,568
Infinera Corp. (a)	45,100	349,976
Inseego Corp. (a)	6,000	3,495
Intel Corp.	300,200	9,807,534
Intellicheck, Inc. (a)	800	2,000
InterDigital, Inc.	1,700	123,930
inTEST Corp. (a)	800	16,592
IPG Photonics Corp. (a)	2,400	295,944
Kopin Corp. (a)	11,100	12,099
Lattice Semiconductor Corp. (a)	3,400	324,700
Lumentum Holdings, Inc. (a)	8,600	464,486
Luna Innovations, Inc. (a)	800	5,752
MaxLinear, Inc. (a)	6,900	242,949
Motorola Solutions, Inc.	1,100	314,743
NetApp, Inc.	8,700	555,495
NETGEAR, Inc. (a)	1,600	29,616
Netscout Systems, Inc. (a)	400	11,460
Ouster, Inc. (a)	610	510
Photronics, Inc. (a)	9,400	155,852
Pixelworks, Inc. (a)	6,200	9,176
PlayAGS, Inc. (a)	11,300	80,795
Power Integrations, Inc.	800	67,712
Pure Storage, Inc., Class A (a)	18,300	466,833
Quantum Corp. (a)	400	460
Ribbon Communications, Inc. (a)	3,800	12,996
Sanmina Corp. (a)	900	54,891
Semtech Corp. (a)	12,000	289,680
SiTime Corp. (a)	2,600	369,798
SkyWater Technology, Inc. (a)	1,600	18,208
Skyworks Solutions, Inc.	5,500	648,890
SMART Global Holdings, Inc. (a)	600	10,344
Sonos, Inc. (a)	500	9,810
Stratasys Ltd. (a)	7,200	119,016
Synaptics, Inc. (a)	5,000	555,750
TESSCO Technologies, Inc. (a)	200	960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Universal Electronics, Inc. (a)	1,400	$14,196
Veeco Instruments, Inc. (a)	4,430	93,606
Vicor Corp. (a)	1,300	61,022
Vishay Precision Group, Inc. (a)	800	33,408
VOXX International Corp. (a)	629	7,756
Xerox Holdings Corp.	15,700	241,780

		28,868,002

Telecommunications — 0.0%
AST SpaceMobile, Inc. (a)	1,200	6,096
Cogent Communications Holdings, Inc.	700	44,604
EchoStar Corp., Class A (a)	3,600	65,844
Globalstar, Inc. (a)	45,000	52,200
Gogo, Inc. (a)	7,800	113,100
Lumen Technologies, Inc. (a)	98,500	261,025
NII Holdings, Inc. (a),(c)	50,677	13,176
Ooma, Inc. (a)	1,300	16,263
Spok Holdings, Inc.	4,100	41,533

		613,841

Utilities — 0.1%
American Electric Power Co., Inc.	1,400	127,386
American Water Works Co., Inc.	14,848	2,175,083
Consolidated Water Co., Ltd.	600	9,858
NextEra Energy, Inc.	5,100	393,108
SJW Group	100	7,613
Southwest Gas Holdings, Inc.	9,902	618,380
Unitil Corp.	300	17,112
York Water Co. (The)	600	26,820

		3,375,360

Total North America		663,064,680

South America — 0.0%
Banking — 0.0%
Bancolombia SA, ADR	1,100	27,643

Consumer Discretionary Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	18,463	142,350

Consumer Staple Products — 0.0%
BRF SA, ADR (a)	400	512

Financial Services — 0.0%
XP, Inc., Class A (a)	19	226

Materials — 0.0%
Nexa Resources SA	2,100	13,188

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Media — 0.0%
Liberty Latin America Ltd., Class C (a)	3,200	$26,432

Oil & Gas — 0.0%
Geopark Ltd.	2,100	23,856
Gran Tierra Energy, Inc. (a)	68,400	60,130

		83,986

Retail & Wholesale—Staples — 0.0%
Cia Brasileira de Distribuicao, ADR	6,100	17,934

Software & Technology Services — 0.0%
Dlocal Ltd. (a)	2,500	40,550
Pagseguro Digital Ltd., Class A (a)	100	857
StoneCo Ltd., Class A (a)	78,100	745,074

		786,481

Total South America		1,098,752

TOTAL COMMON STOCK (COST $691,846,669)		691,639,567

PREFERRED STOCK — 0.2%
North America — 0.2%
Consumer Discretionary Services — 0.0%
Journey Group PLC (a),(b),(c)	15,329	1,573,120

Financial Services — 0.1%
ATI EQUITY (a),(b),(c)	3,039	2,849,063

Retail & Wholesale—Discretionary — 0.1%
Guitar Center, Inc. (a),(b),(c)	38,645	4,666,384

Total North America		9,088,567

TOTAL PREFERRED STOCK (COST $8,825,537)		9,088,567

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 3.4%
North America — 3.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, 1 mo. USD LIBOR + .69%, 5.54%, 08/25/35 (b),(d)	$762,461	593,149
Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.42%, 12/25/60 (b),(d),(e)	762,000	572,110

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Allegro CLO XI Ltd., Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.95%, 8.75%, 01/19/33 (b),(d),(e)	$1,500,000	$1,391,817
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 7.10%, 11.92%, 01/21/32 (b),(d),(e)	1,000,000	881,708
AMSR Trust, Series 2022-SFR3, Class E1, 4.00%, 10/17/39 (b),(e)	118,000	100,968
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. TSFR + 2.16%, 6.99%, 02/15/35 (b),(d),(e)	1,792,000	1,745,501
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 12.13%, 10/15/32 (b),(d),(e)	250,000	222,678
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 11.06%, 10/20/34 (b),(d),(e)	1,000,000	868,789
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, 3 mo. TSFR + 8.55%, 0.00%, 04/25/35 (b),(d),(e),(f),(g)	1,000,000	960,000
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 11.65%, 07/15/34 (b),(d),(e)	1,500,000	1,297,914
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. TSFR + 1.32%, 5.95%, 04/18/35 (b),(d),(e)	7,000,000	6,798,981
Balboa Bay Loan Funding Ltd.,
Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 10.97%, 07/20/34 (b),(d),(e)	1,000,000	841,261
Series 2023-1A, Class D, 3 mo. TSFR + 5.5%, 10.38%, 04/20/35 (b),(d),(e)	1,000,000	977,266
Barings CLO Ltd.,
Series 2018-4A, Class D, 3 mo. USD LIBOR + 2.90%, 7.69%, 10/15/30 (b),(d),(e)	1,000,000	897,306
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 11.57%, 04/15/36 (b),(d),(e)	500,000	441,292
Series 2019-4A, Class E, 3 mo. USD LIBOR + 7.39%, 12.18%, 01/15/33 (b),(d),(e)	500,000	463,407
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 11.04%, 07/15/34 (b),(d),(e)	1,000,000	884,779
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 12.01%, 01/20/32 (b),(d),(e)	1,000,000	905,767

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. USD LIBOR + 3.50%, 8.31%, 04/20/34 (b),(d),(e)	$2,000,000	$1,798,926
Series 2016-10A, Class DRR, 3 mo. USD LIBOR + 6.75%, 11.56%, 04/20/34 (b),(d),(e)	1,000,000	885,413
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 11.54%, 07/15/34 (b),(d),(e)	1,000,000	877,031
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 11.49%, 10/15/34 (b),(d),(e)	1,000,000	898,937
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. USD LIBOR + 3.65%, 8.47%, 04/25/34 (b),(d),(e)	1,500,000	1,364,754
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. USD LIBOR + 6.86%, 11.68%, 07/25/34 (b),(d),(e)	1,000,000	882,303
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 11.19%, 04/15/34 (b),(d),(e)	250,000	218,433
BlueMountain CLO XXX Ltd., Series 2020-30A, Class AR, 3 mo. TSFR + 1.37%, 6.03%, 04/15/35 (b),(d),(e)	7,250,000	7,063,022
BlueMountain CLO XXXII Ltd., Series 2021-32A, Class D, 3 mo. USD LIBOR + 3.40%, 8.19%, 10/15/34 (b),(d),(e)	2,000,000	1,808,120
BPCRE 2022-FL2 Ltd.,
Series 2022-FL2, Class AS, 1 mo. TSFR + 3.10%, 7.79%, 01/16/37 (b),(d),(e)	1,000,000	989,056
Series 2022-FL2, Class B, 1 mo. TSFR + 3.8%, 8.49%, 01/16/37 (b),(d),(e)	1,000,000	980,272
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 11.31%, 07/20/34 (b),(d),(e)	2,000,000	1,698,984
BSPRT 2022-FL9 Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 8.74%, 07/15/39 (b),(d),(e)	1,277,000	1,216,772
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.8%, 10.43%, 01/21/35 (b),(d),(e)	1,000,000	946,094
Carlyle US CLO Ltd.,
Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.20%, 7.99%, 07/15/32 (b),(d),(e)	1,500,000	1,379,257

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 11.06%, 07/20/34 (b),(d),(e)	$1,000,000	$892,649
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 10.56%, 07/16/31 (b),(d),(e)	2,000,000	1,673,694
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 11.38%, 04/20/32 (b),(d),(e)	2,500,000	2,183,615
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 11.41%, 07/20/34 (b),(d),(e)	1,000,000	845,215
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 11.43%, 07/23/34 (b),(d),(e)	1,500,000	1,294,087
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. USD LIBOR + 3.31%, 8.12%, 04/20/34 (b),(d),(e)	1,000,000	899,057
Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 11.53%, 04/20/34 (b),(d),(e)	1,250,000	1,096,250
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, 3 mo. USD LIBOR + 1.13%, 5.95%, 10/25/34 (b),(d),(e)	8,325,000	8,124,984
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 11.59%, 10/16/34 (b),(d),(e)	1,000,000	894,696
CoreVest American Finance Trust,
Series 2017-2, Class M, 5.37%, 12/25/27 (b),(d),(e)	1,000,000	929,857
Series 2019-2, Class XA, 2.41%, 06/15/52 (b),(d),(e),(h)	4,247,860	309,325
Series 2019-3, Class XA, 2.05%, 10/15/52 (b),(d),(e),(h)	8,832,506	296,348
Series 2020-1, Class E, 4.68%, 03/15/50 (b),(d),(e)	125,000	109,622
Series 2020-4, Class XB, 2.79%, 12/15/52 (b),(d),(e),(h)	1,000,000	112,782
Series 2020-4, Class XA, 3.84%, 12/15/52 (b),(d),(e),(h)	809,170	92,328
Series 2021-1, Class XA, 2.94%, 04/15/53 (b),(d),(e),(h)	797,619	56,141
Series 2021-2, Class XA, 3.01%, 07/15/54 (b),(d),(e),(h)	828,759	79,870

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 11.05%, 08/20/34 (b),(d),(e)	$1,000,000	$839,444
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 5.82%, 11/25/35 (b),(d)	512,000	301,978
FFMLT Trust, Series 2005-FF11, Class M3, 1 mo. USD LIBOR + .93%, 5.78%, 11/25/35 (b),(d)	289,165	240,990
FirstKey Homes 2022-SFR1 Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39 (b),(e)	1,000,000	921,334
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 11.42%, 10/20/34 (b),(d),(e)	1,500,000	1,309,417
FS Rialto Issuer LLC,
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 7.81%, 01/19/39 (b),(d),(e)	1,000,000	960,400
Series 2022-FL5, Class B, 1 mo. TSFR + 3.37%, 8.06%, 06/19/37 (b),(d),(e)	155,000	150,002
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 8.61%, 06/19/37 (b),(d),(e)	1,000,000	973,213
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 11.61%, 04/15/35 (b),(d),(e)	1,000,000	875,008
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 10.03%, 04/15/36 (b),(d),(e)	1,500,000	1,465,899
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 13.21%, 04/15/36 (b),(d),(e)	2,000,000	1,924,476
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 11.29%, 04/16/34 (b),(d),(e)	500,000	431,644
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 10.65%, 05/16/31 (b),(d),(e)	1,000,000	842,218
Goldentree Loan Management US Clo 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 10.96%, 10/20/34 (b),(d),(e)	1,000,000	863,895
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 8.14%, 04/15/34 (b),(d),(e)	1,000,000	917,694
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.40%, 06/25/34 (b),(i)	295,319	239,856
Series 2006-8, Class 2A3B, 1 mo. USD LIBOR + .56%, 5.41%, 05/25/36 (b),(d)	1,527,000	305,369

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 11.12%, 07/15/34 (b),(d),(e)	$1,500,000	$1,280,558
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.70%, 12.51%, 01/20/33 (b),(d),(e)	1,000,000	902,484
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 11.52%, 04/20/34 (b),(d),(e)	1,500,000	1,287,311
Halseypoint Clo 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.94%, 11.74%, 01/30/35 (b),(d),(e)	1,000,000	855,277
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 12.01%, 10/20/34 (b),(d),(e)	1,500,000	1,309,858
Lehman XS Trust, Series 2007-9, Class 1A3, 1 mo. USD LIBOR + .60%, 5.45%, 06/25/37 (b),(d)	734,580	633,928
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .32%, 5.17%, 11/25/36 (b),(d)	2,980,978	988,480
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 5.37%, 05/25/36 (b),(d)	6,882,719	2,093,035
Magnetite XXVIII Ltd., Series 2020-28A, Class AR, 3 mo. USD LIBOR + 1.13%, 5.94%, 01/20/35 (b),(d),(e)	10,000,000	9,731,070
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .32%, 5.17%, 08/25/36 (b),(d)	474,295	171,976
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 5.00%, 10/25/36 (b),(d)	509,830	170,326
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. USD LIBOR + 3.50%, 8.35%, 10/25/37 (b),(d)	706,487	480,156
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. USD LIBOR + .24%, 5.09%, 10/25/37 (b),(d)	1,521,040	269,090
Series 2006-RM5, Class A2C, 1 mo. USD LIBOR + .36%, 5.21%, 10/25/37 (b),(d)	2,215,654	396,649
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 7.91%, 06/19/37 (b),(d),(e)	1,213,000	1,180,358
Series 2022-FL9, Class C, 1 mo. TSFR + 3.7%, 8.46%, 06/19/37 (b),(d),(e)	1,000,000	965,216
MF1 Ltd., Series 2021-FL7, Class C, 1 mo. USD LIBOR + 2.05%, 6.81%, 10/16/36 (b),(d),(e)	310,000	287,693

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class E, 3 mo. TSFR + 9.11%, 13.17%, 10/18/33 (b),(d),(e)	$1,817,500	$1,706,738
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class E, 3 mo. TSFR + 8.66%, 0.00%, 04/18/34 (b),(d),(e),(f),(g)	1,000,000	975,000
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 3 mo. USD LIBOR + 6.50%, 11.31%, 04/20/31 (b),(d),(e)	1,000,000	878,989
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 11.06%, 10/20/35 (b),(d),(e)	1,000,000	861,258
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 11.15%, 04/15/34 (b),(d),(e)	1,000,000	866,206
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39 (b),(e)	161,000	136,987
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. USD LIBOR + 2.95%, 7.77%, 01/26/34 (b),(d),(e)	1,000,000	900,142
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 11.24%, 07/20/32 (b),(d),(e)	1,000,000	887,198
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 11.41%, 12/02/34 (b),(d),(e)	2,000,000	1,749,698
Series 2022-25A, Class E1, 3 mo. TSFR + 6.15%, 9.63%, 07/20/35 (b),(d),(e)	1,000,000	928,876
Palmer Square CLO Ltd., Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 12.62%, 07/20/35 (b),(d),(e)	1,000,000	930,125
Parallel Ltd.,
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 11.53%, 07/20/32 (b),(d),(e)	666,500	551,068
Series 2021-2A, Class D, 3 mo. USD LIBOR + 7.20%, 12.01%, 10/20/34 (b),(d),(e)	1,000,000	851,686
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.93%, 04/20/35 (b),(d),(e)	1,000,000	849,001
People's Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. USD LIBOR + ..98%, 5.82%, 05/25/35 (b),(d)	488,000	264,322

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 11.35%, 05/18/34 (b),(d),(e)	$1,000,000	$868,205
Point Securitization Trust 2021-1, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(d),(e),(h)	1,000,000	904,574
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 11.24%, 10/15/34 (b),(d),(e)	1,000,000	888,429
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 11.34%, 04/16/32 (b),(d),(e)	1,750,000	1,508,785
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 11.40%, 04/17/34 (b),(d),(e)	500,000	402,651
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(e),(i)	101,000	82,715
Progress Residential Trust,
Series 2021-SFR11, Class F, 4.42%, 01/17/39 (b),(e)	100,000	83,247
Series 2021-SFR8, Class E1, 2.38%, 10/17/38 (b),(e)	100,000	85,755
Series 2021-SFR9, Class F, 4.05%, 11/17/40 (b),(e)	100,000	84,454
Series 2022-SFR1, Class G, 5.52%, 02/17/41 (b),(e)	100,000	83,792
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (b),(e)	100,000	91,370
Series 2022-SFR3, Class E1, 5.20%, 04/17/39 (b),(e)	1,000,000	926,259
Series 2022-SFR3, Class E2, 5.60%, 04/17/39 (b),(e)	1,000,000	925,071
Series 2022-SFR4, Class E1, 6.12%, 05/17/41 (b),(e)	100,000	93,007
Rad CLO 2 Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 10.79%, 10/15/31 (b),(d),(e)	416,667	368,255
Rad CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 11.29%, 04/15/32 (b),(d),(e)	1,000,000	859,566
Rad CLO Ltd., Series 2023-18A, Class E, 3 mo. TSFR + 8.48%, 13.20%, 04/15/36 (b),(d),(e)	1,000,000	946,671
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. USD LIBOR + 1.28%, 6.77%, 04/25/35 (b),(d)	2,253,000	1,659,686

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
RASC Trust,
Series 2006-KS1, Class M4, 1 mo. USD LIBOR + .53%, 5.64%, 02/25/36 (b),(d)	$321,574	$234,938
Series 2006-KS8, Class M1, 1 mo. USD LIBOR + .29%, 5.14%, 10/25/36 (b),(d)	283,303	234,234
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. USD LIBOR + 2.95%, 7.80%, 11/25/36 (b),(d),(e)	100,000	89,113
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 8.40%, 06/25/37 (b),(d),(e)	290,000	280,130
Rockford Tower CLO Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 6.90%, 11.71%, 01/20/32 (b),(d),(e)	1,500,000	1,317,541
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 11.07%, 07/25/31 (b),(d),(e)	2,250,000	1,870,400
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 11.76%, 07/10/34 (b),(d),(e)	500,000	422,054
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 10.59%, 04/15/36 (b),(d),(e)	1,000,000	838,380
RR15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.90%, 7.69%, 04/15/36 (b),(d),(e)	1,000,000	893,092
Shackleton CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 12.13%, 07/20/34 (b),(d),(e)	500,000	427,310
Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, 3 mo. USD LIBOR + 3.85%, 8.65%, 04/30/32 (b),(d),(e)	1,500,000	1,383,802
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 11.26%, 07/15/34 (b),(d),(e)	2,400,000	1,887,413
STAR Trust,
Series 2022-SFR3, Class E1, 1 mo. TSFR + 3.20%, 7.89%, 05/17/24 (b),(d),(e)	1,000,000	989,094
Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 8.39%, 05/17/24 (b),(d),(e)	1,000,000	978,112
Symphony CLO XXIII Ltd., Series 2020-23A, Class DR, 3 mo. USD LIBOR + 3.15%, 7.94%, 01/15/34 (b),(d),(e)	1,000,000	942,676
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 11.23%, 11/18/30 (b),(d),(e)	750,000	676,922

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 11.07%, 07/21/34 (b),(d),(e)	$1,000,000	$874,222
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 11.16%, 10/20/34 (b),(d),(e)	1,500,000	1,307,452
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 11.63%, 01/25/34 (b),(d),(e)	1,000,000	839,712
TRTX Issuer Ltd., Series 2022-FL5, Class AS, 1 mo. SOFR + 2.15%, 6.71%, 02/15/39 (b),(d),(e)	1,000,000	959,002
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (b),(e),(i)	100,000	83,552
Vibrant CLO XII Ltd., Series 2021-12A, Class C, 3 mo. USD LIBOR + 3.65%, 8.46%, 01/20/34 (b),(d),(e)	1,000,000	879,808
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 11.85%, 07/15/34 (b),(d),(e)	1,500,000	1,288,568
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(e),(i)	124,000	102,546
Voya CLO Ltd.,
Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 10.54%, 10/15/31 (b),(d),(e)	1,500,000	1,212,200
Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.25%, 8.06%, 10/20/34 (b),(d),(e)	1,100,000	997,580
Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.35%, 11.14%, 07/15/34 (b),(d),(e)	1,000,000	868,482
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. USD LIBOR + .68%, 5.52%, 05/25/36 (b),(d)	2,974,216	2,615,998

Total North America		150,003,008

TOTAL ASSET-BACKED SECURITIES (COST $161,548,408)		150,003,008

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b)	3,418,000	3,067,581

Total North America		3,067,581

TOTAL CONVERTIBLE BONDS (COST $3,418,000)		3,067,581

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value

BANK DEBT — 3.7%
Europe — 0.3%
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA,
2022 USD Exit Term Loan, 10.24%, 09/30/27 (b),(d)	$1,744,005		$1,251,637
2022 USD Term Loan, 9.99%, 09/30/27 (b),(d)	12,612,744		9,065,410

			10,317,047

Travel & Lodging — 0.1%
TCG AcquisitionCo BV, 2023 EUR Term Loan B, 5.00%, 09/14/28 (b),(d),(j)	3,646,478	EUR	3,824,419

Total Europe			14,141,466

North America — 2.9%
Apparel & Textile Products — 0.0%
Mad Engine Global LLC Term Loan, 11.730%, 07/15/27 (b),(d)	$1,533,463		1,122,495

Consumer Discretionary Services — 0.4%
HB Acquisitions LLC 2022 Term Loan, 10.307%, 02/15/25 (b),(c),(d)	21,079,817	AUD	13,808,990
Journey Beyond Term Loan, 9.065%, 02/15/25 (b),(c),(d)	5,791,944	AUD	3,871,625

			17,680,615

Entertainment Resources — 0.2%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 3.50%, 8.13%, 08/17/28 (b),(d)	0		0
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 7.73%, 03/08/24 (b),(d)	10,538,561		9,521,590
2017 2nd Lien Term Loan, 11.73%, 09/06/24 (b),(d)	989,485		696,350

			10,217,940

Entertainment Resources — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, SOFR CME + 3.75%, 8.47%, 09/05/25 (b),(d)	4,295,711		3,829,326

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Exploration & Production — 0.1%
Par Petroleum LLC 2023 Term Loan B, 4.250%, 02/28/30 (b),(d),(j)	$5,186,602	$5,082,870

Financial Services — 0.0%
Indy US Bidco LLC, 2023 6th Amendment Incremental Term Loan, 6.25%, 03/06/28 (b),(d),(j)	558,941	484,183

Food & Beverage — 0.0%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.385%, 10/01/25 (b),(d)	2,332,748	2,046,614

Hardware — 0.0%
Atlas CC Acquisition Corp.,
Term Loan B, 9.40%, 05/25/28 (b),(d)	906,978	776,763
Term Loan C, 9.40%, 05/25/28 (b),(d)	184,481	157,995

		934,758

Health Care Facilities & Services — 0.0%
Covetrus, Inc. Term Loan, 9.580%, 10/13/29 (b),(c),(d)	1,354,776	1,275,183

Health Care Facilities & Services — 0.2%
MED ParentCo LP 1st Lien Term Loan, 8.885%, 08/31/26 (b),(d)	705,279	616,591
Team Health Holdings, Inc.,
1st Lien Term Loan, 7.38%, 02/06/24 (b),(d)	2,629,009	2,232,475
2022 Term Loan B, 9.87%, 03/02/27 (b),(d)	3,135,214	2,139,784
U.S. Renal Care, Inc. 2019 Term Loan B, 9.688%, 06/26/26 (b),(d)	2,481,628	1,668,894

		6,657,744

Home Improvement — 0.1%
Stitch Aquisition Corp. Term Loan B, 11.480%, 07/28/28 (b),(d)	1,546,471	1,206,248
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 4.25%, 10/30/27 (b),(d),(j)	875,633	751,582
Term Loan B, 7.88%, 10/30/27 (b),(d)	709,270	607,553

		2,565,383

Industrial Other — 0.3%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 9.062%, 06/21/24 (b),(d)	7,418,211	6,900,494

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
PECF USS Intermediate Holding III Corp. Term Loan B, 8.885%, 12/15/28 (b),(d)	$1,214,966	$1,018,603
QualTek USA LLC 2018 1st Lien Term Loan, 11.080%, 07/18/25 (b),(d)	7,680,216	4,531,328

		12,450,425

Industrial Products — 0.0%
Magenta Buyer LLC 2022 Incremental Term Loan, 12.000%, 07/27/28 (b),(c),(d)	473,431	418,986

Industrial Services — 0.1%
TKC Holdings, Inc. 2022 PIK Toggle Holdco Term Loan, 12.717%, 02/15/27 (b),(c),(d)	3,831,149	2,202,910

Machinery Manufacturing — 0.4%
Arcline FM Holdings LLC 2021 2nd Lien Term Loan, 12.980%, 06/23/29 (b),(c),(d)	4,416,711	3,975,040
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 11.23%, 05/21/29 (b),(c),(d)	1,122,433	1,027,025
2021 USD 2nd Lien Term Loan, 10.73%, 05/21/29 (b),(c),(d)	11,545,028	10,621,426
Titan Acquisition Ltd. 2018 Term Loan B, 3.000%, 03/28/25 (b),(d),(j)	320,974	303,456

		15,926,947

Manufactured Goods — 0.0%
Werner FinCo LP 2017 Term Loan, 8.730%, 07/24/24 (b),(d)	510,368	475,602

Property & Casualty Insurance — 0.1%
Asurion LLC,
2020 Term Loan B8, 7.88%, 12/23/26 (b),(d)	1,992,374	1,843,663
2021 2nd Lien Term Loan B3, 9.88%, 01/31/28 (b),(d)	172,993	143,411
2021 Second Lien Term Loan B4, 9.88%, 01/20/29 (b),(d)	1,795,888	1,476,220
2023 Term Loan B11, 8.91%, 08/19/28 (b),(d)	961,388	888,987

		4,352,281

Publishing & Broadcasting — 0.2%
A-L Parent LLC 2016 1st Lien Term Loan, 7.890%, 12/01/23 (b),(d)	11,738,354	8,194,897

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Refining & Marketing — 0.1%
Gulf Finance LLC,
2021 Term Loan, SOFR CME + 6.75%, 11.43%, 08/25/26 (d)	$2,710,833		$2,625,117
2021 Term Loan, SOFR CME + 6.75%, 11.43%, 08/25/26 (b),(d)	2,695,902		2,610,657

			5,235,774

Retail—Consumer Discretionary — 0.0%
Michaels Companies, Inc. 2021 Term Loan B, 8.980%, 04/15/28 (b),(d)	747,052		683,979

Software & Services — 0.2%
Cloud Software Group, Inc. 2022 USD Term Loan A, 4.500%, 09/29/28 (b),(d),(j)	2,601,406		2,340,798
Constant Contact, Inc.,
Second Lien Term Loan, 12.31%, 02/12/29 (b),(d)	3,619,479		2,907,636
Term Loan, 4.00%, 02/10/28 (b),(d),(j)	114,971		108,456
CoreLogic, Inc. Term Loan, 8.188%, 06/02/28 (b),(d)	295,138		250,973
DMT Solutions Global Corp. 2020 Incremental Term Loan, 10.726%, 07/02/24 (b),(c),(d)	1,543,111		1,450,523
Indy US Bidco LLC, 2023 USD Incremental Fifth Amendment Term Loan, 6.25%, 03/06/28 (b),(d),(j)	270,915		234,680

			7,293,066

Software & Technology Services — 0.2%
Puccini Bidco BV, GBP Term Loan B, 0.00%, 05/31/29 (b),(j)	2,122,116	GBP	2,259,537
Qualtek Buyer LLC,
2023 Revolver, 12.00%, 03/01/28 (b),(c),(d),(j)	$2,908,923		2,908,923
Amendment No. 3 Term Loan, 6.25%, 07/18/25 (b),(c),(j)	5,326,251		4,527,314

			9,695,774

Travel & Lodging — 0.1%
Hornblower Sub LLC,
2020 Repriced Term Loan B, 8.92%, 04/27/25 (b),(d)	10,457,395		6,065,289
2020 Super Priority Term Loan, 12.99%, 11/10/25 (b),(c),(d)	108,047		107,237

			6,172,526

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Utilities — 0.0%
Brazos Electric Power Cooperative, Inc., Revolver, 3 mo. LIBOR + 1.00%, 3.91%, 09/28/23 (b),(c),(d)	$675,477		$452,569

Waste & Environmental Services & Equipment — 0.1%
Gopher Resource LLC 1st Lien Term Loan, 7.885%, 03/06/25 (b),(d)	2,824,145		2,128,699

Total North America			127,581,546

South America — 0.5%
Consumer Discretionary Services — 0.3%
Infinity Bidco US LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (b),(c)	2,485,904		2,473,475
Fixed Term Loan, 9.50%, 12/23/22 (b),(c)	5,801,119		5,772,113
McLaren Racing Ltd., GBP Term Loan, 0.00%, 12/31/35 (b),(c)	2,150,814	GBP	2,743,082

			10,988,670

Health Care — 0.0%
New Millennium HoldCo, Inc. 2020 Term Loan, 5.500%, 05/01/25 (b),(c),(d),(j)	$1,994,869		1,984,894

Health Care Facilities & Services — 0.1%
Gordian Medical, Inc. Term Loan B, 10.980%, 01/31/27 (b),(d)	5,764,925		4,338,106

Materials — 0.0%
Samarco Mineracao SA,
Fixed Rate Term Loan 2, 2.17%, 08/31/22 (b)	730,380		228,244
Term Loan, 1.67%, 12/31/22 (b)	719,110		224,722

			452,966

Media — 0.0%
McLaren Racing Ltd., Exit Term Loan, 3 mo. LIBOR + 7.50%, 12.30%, 10/15/24 (b),(c),(d)	328,120		96,795

Mining — 0.1%
Samarco Mineracao SA, Fixed Rate Term Loan, 1.67%, 08/30/24 (b)	11,623,127		3,632,227

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Travel & Lodging — 0.0%
Hornblower Sub LLC 2021 Incremental Term Loan, 12.997%, 11/10/25 (b),(c),(d)	$450,371	$446,994

Total South America		21,940,652

TOTAL BANK DEBT (COST $192,220,095)		163,663,664

CORPORATE BONDS & NOTES — 10.2%
Africa — 0.3%
Chemicals — 0.2%
Sasol Financing USA LLC,
4.38%, 09/18/26 (b)	3,856,000	3,485,283
5.88%, 03/27/24 (b)	6,960,000	6,876,480

		10,361,763

Railroad — 0.1%
Transnet SOC Ltd., 8.25%, 02/06/28 (b),(k)	4,420,000	4,397,546

Total Africa		14,759,309

Asia — 1.8%
Chemicals — 0.2%
GC Treasury Center Co., Ltd.,
MTN, 4.40%, 03/30/32 (b),(k)	4,145,000	3,710,154
MTN, 5.20%, 03/30/52 (b),(k)	3,614,000	2,985,460

		6,695,614

Financial Services — 0.5%
Gaci First Investment Co.,
5.13%, 02/14/53 (b),(k),(l)	7,645,000	6,976,062
5.38%, 10/13/22 (k)	8,459,000	7,884,465
Huarong Finance 2017 Co., Ltd.,
MTN, 4.25%, 11/07/27 (b),(k)	2,446,000	1,883,420
MTN, 4.95%, 11/07/47 (b),(k)	280,000	168,015
Huarong Finance 2019 Co., Ltd.,
5 year CMT + 6.98%, 4.25%, 09/30/25 (b),(d),(k),(m)	207,000	169,646
MTN, 3.38%, 02/24/30 (b),(k)	776,000	525,740
MTN, 3.63%, 09/30/30 (b),(k)	825,000	556,875
MTN, 3.88%, 11/13/29 (b),(k)	200,000	138,169
MTN, 4.50%, 05/29/29 (b),(k)	1,551,000	1,118,659
Huarong Finance II Co., Ltd.,
MTN, 4.63%, 06/03/26 (b),(k)	1,291,000	1,077,985
MTN, 4.88%, 11/22/26 (b),(k)	1,762,000	1,454,952

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
MTN, 5.00%, 11/19/25 (b),(k)	$1,575,000		$1,360,604

			23,314,592

Internet Media — 0.5%
Prosus NV,
2.09%, 01/19/30 (b),(k)	1,913,000	EUR	1,624,640
3.26%, 01/19/27 (b),(k)	$3,158,000		2,867,389
3.68%, 01/21/30 (b),(k)	1,179,000		1,001,104
3.83%, 02/08/51 (k)	12,791,000		8,200,203
4.19%, 01/19/32 (b),(k)	1,151,000		977,846
MTN, 3.06%, 07/13/31 (b),(k)	1,867,000		1,470,401
MTN, 4.03%, 08/03/50 (b),(k)	2,834,000		1,860,669
Tencent Holdings Ltd., MTN, 3.84%, 04/22/51 (b),(k)	2,981,000		2,162,333

			20,164,585

Metals & Mining — 0.4%
Freeport Indonesia PT,
6.20%, 04/14/52 (b),(k)	3,865,000		3,536,436
MTN, 4.76%, 04/14/27 (b),(k)	2,926,000		2,846,744
MTN, 5.32%, 04/14/32 (b),(k)	9,997,000		9,308,117
Indonesia Asahan Aluminium Persero PT,
4.75%, 05/15/25 (b),(k)	986,000		971,169
6.76%, 11/15/48 (k)	3,012,000		2,963,028

			19,625,494

Real Estate — 0.0%
China Evergrande Group,
8.75%, 06/28/25 (b),(k)	853,000		65,041
9.50%, 04/11/22 (b),(k),(n)	1,800,000		136,646
10.00%, 04/11/23 (b),(k)	400,000		30,122
Scenery Journey Ltd.,
11.50%, 10/24/22 (b),(k)	3,901,000		338,803
12.00%, 10/24/23 (b),(k)	400,000		33,939
13.00%, 11/06/22 (b),(k)	800,000		69,474

			674,025

Refining & Marketing — 0.1%
Thaioil Treasury Center Co., Ltd.,
MTN, 3.50%, 10/17/49 (b),(k)	1,650,000		1,007,329
MTN, 5.38%, 11/20/48 (b),(k)	1,970,000		1,619,019

			2,626,348

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Transportation & Logistics — 0.0%
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/31 (b),(k)	$1,752,000		$1,127,672

Utilities — 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.88%, 07/17/29 (b),(k)	728,000		659,209
PT Perusahaan Perseroan Persero Perusahaan Listrik Negara,
6.25%, 01/25/49 (b),(k)	512,000		496,464
MTN, 4.00%, 06/30/50 (k)	1,113,000		793,787
MTN, 4.38%, 02/05/50 (k)	1,000,000		754,104
MTN, 5.25%, 05/15/47 (b),(k)	3,345,000		2,884,448

			5,588,012

Total Asia			79,816,342

Europe — 1.1%
Automobiles Manufacturing — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (b),(e)	7,248,000		7,134,697
Mclaren Finance PLC, 7.50%, 08/01/26 (b),(e)	2,523,000		2,075,168

			9,209,865

Banks — 0.1%
Credit Suisse AG,
0.50%, 02/02/24 (b)	1,430,000		1,348,204
2.95%, 04/09/25 (b)	452,000		419,474
1 mo. SOFR + 3.90%, 5.07%, 02/02/24 (b),(d)	311,000		301,792
MTN, 3.63%, 09/09/24 (b)	1,013,000		963,890

			3,033,360

Entertainment Resources — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (b),(k)	1,147,000	GBP	1,337,117

Food & Beverage — 0.1%
Forno d'Asolo SpA, 3 mo. EURIBOR + 5.50%, 8.52%, 04/30/27 (b),(d),(e)	3,404,000	EUR	3,211,725
MHP Lux SA,
6.25%, 09/19/29 (b),(e)	$689,000		327,275
6.95%, 04/03/26 (b),(k)	2,257,000		1,108,864
MHP SE, 7.750%, 05/10/24 (b),(e),(k)	2,813,000		1,493,872

			6,141,736

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l.,
3.63%, 10/29/29 (b),(k)	1,111,000	EUR	$984,059
4.88%, 04/29/32 (b),(k)	1,120,000	GBP	1,084,518
Sagax Euro Mtn NL BV, MTN, 1.00%, 05/17/29 (b),(k)	1,000,000	EUR	742,585

			2,811,162

Restaurants — 0.4%
Stonegate Pub Co. Financing 2019 PLC, 8.250%, 07/31/25 (b),(e),(k)	11,588,000		13,303,165
Wheel Bidco Ltd., 6.75%, 07/15/26 (b),(k)	3,047,000	GBP	3,127,378

			16,430,543

Supermarkets — 0.1%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (b),(k)	2,593,000	GBP	2,615,276
Iceland Bondco PLC, 4.63%, 03/15/25 (b),(k)	3,389,000	GBP	3,702,633

			6,317,909

Transportation & Logistics — 0.1%
Heathrow Finance PLC,
3.88%, 03/01/27 (b),(i),(k)	2,393,000	GBP	2,566,028
4.13%, 09/01/29 (b),(i),(k)	2,009,000	GBP	2,056,990

			4,623,018

Total Europe			49,904,710

Middle East — 0.3%
Banks — 0.3%
Bank Hapoalim BM, 5 year CMT + 2.16%, 3.26%, 01/21/32 (b),(d),(k)	$3,296,000		2,741,613
Bank Leumi Le-Israel BM, 5 year CMT + 3.47%, 7.13%, 07/18/33 (b),(d),(k)	3,094,000		2,996,539
Israel Discount Bank Ltd., 5.38%, 01/26/28 (b),(k)	5,157,000		5,058,615

			10,796,767

Total Middle East			10,796,767

North America — 5.8%
Automobiles Manufacturing — 0.0%
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 6 mo. USD LIBOR + 5.63%, 10.16%, 10/15/26 (b),(d),(e)	783,000		772,328

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Chemicals — 0.1%
GPD Cos., Inc., 10.13%, 04/01/26 (b),(e)	$1,692,000	$1,538,451
WR Grace Holdings LLC,
5.63%, 08/15/29 (b),(e)	3,844,000	3,257,790
7.38%, 03/01/31 (b),(e)	752,000	754,843

		5,551,084

Commercial Finance — 0.2%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/28 (b),(e)	2,380,000	2,171,369
9.75%, 08/01/27 (b),(e)	6,148,000	6,486,694

		8,658,063

Construction Materials Manufacturing — 0.1%
Cemex SAB de CV, 7.38%, 06/05/27 (b),(e)	5,824,000	6,025,802

Consumer Finance — 0.2%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(e)	14,015,000	5,591,454
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(e)	3,107,000	2,703,145

		8,294,599

Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27 (b),(e)	11,259,000	9,823,477

Consumer Services — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(e)	6,816,000	5,754,209
10.50%, 05/15/29 (b),(e)	8,928,000	5,571,391

		11,325,600

Containers & Packaging — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (b),(e)	1,978,000	1,686,690
10.50%, 07/15/27 (b),(e)	268,000	247,900
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(e)	6,760,000	6,246,172

		8,180,762

Financial Services — 0.0%
Charles Schwab Corp. (The), Series I, 5 year CMT + 3.17%, 4.00%, 06/01/26 (b),(d),(m)	774,000	631,019

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(c),(i),(n)	$436,000	$125,350

		756,369

Health Care Facilities & Services — 0.3%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(e)	5,577,000	3,903,340
Akumin, Inc., 7.00%, 11/01/25 (b),(e)	3,344,000	2,633,400
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(e)	11,840,000	7,123,418
U.S. Renal Care, Inc., 10.63%, 07/15/27 (b),(e)	3,352,000	877,140

		14,537,298

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(e)	2,967,000	2,403,270

Integrated Oils — 0.3%
Petroleos Mexicanos,
5.63%, 01/23/46 (b)	245,000	145,653
6.35%, 02/12/48 (b)	1,543,000	948,945
6.38%, 01/23/45 (b)	1,024,000	646,739
6.75%, 09/21/47 (b)	2,216,000	1,440,535
6.95%, 01/28/60 (b)	993,000	641,887
7.69%, 01/23/50	13,127,000	9,263,571

		13,087,330

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(e)	5,930,000	5,010,850
Titan Acquisition Ltd., 7.75%, 04/15/26 (b),(e)	564,000	472,350

		5,483,200

Medical Equipment & Devices Manufacturing — 0.6%
Medline Borrower LP, 5.25%, 10/01/29 (e)	30,545,000	26,501,224

Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28 (b),(e)	2,067,000	2,049,430

Pipeline — 0.4%
Martin Midstream Partners LP, 11.50%, 02/15/28 (e)	19,152,000	18,338,040

Power Generation — 0.0%
NRG Energy, Inc., 3.88%, 02/15/32 (b),(e)	1,623,000	1,298,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Property & Casualty Insurance — 0.1%
Acrisure LLC, 6.00%, 08/01/29 (b),(e)	$1,427,000	$1,179,161
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(e)	5,023,873	4,638,860

		5,818,021

Publishing & Broadcasting — 0.0%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (b),(e)	305,000	216,763
7.75%, 04/15/28 (b),(e)	509,000	381,750

		598,513

Real Estate — 0.1%
Kennedy-Wilson, Inc.,
4.75%, 03/01/29—02/01/30 (b)	1,474,000	1,105,844
5.00%, 03/01/31 (b)	557,000	408,723
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/29 (b),(e)	1,219,000	1,048,706
5.88%, 10/01/28 (b),(e)	1,146,000	1,055,179
XHR LP, 4.88%, 06/01/29 (b),(e)	168,000	142,479

		3,760,931

Refining & Marketing — 0.5%
Calumet Specialty Products Partners LP, 8.13%, 01/15/27 (e)	18,500,000	17,606,196
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(e)	335,000	335,633
CITGO Petroleum Corp., 7.00%, 06/15/25 (b),(e)	437,000	431,144
Petroleos del Peru SA, 5.63%, 06/19/47 (k)	7,000,000	4,534,250

		22,907,223

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(e)	7,346,000	4,481,060

Retail—Consumer Discretionary — 0.2%
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (b),(e)	1,095,000	994,622
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(e)	878,000	731,765
7.88%, 05/01/29 (b),(e)	5,151,000	3,605,700
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (b),(e)	1,343,000	1,318,302

		6,650,389

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Software & Services — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b),(e)	$4,864,000	$3,944,021
Cloud Software Group, Inc., 6.50%, 03/31/29 (e)	25,964,000	22,967,857
CoreLogic, Inc., 4.50%, 05/01/28 (b),(e)	877,000	665,424

		27,577,302

Transportation & Logistics — 0.5%
Rand Parent LLC, 8.50%, 02/15/30 (e)	23,165,000	21,775,100

Travel & Lodging — 0.4%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29 (b),(e)	136,000	115,770
Travel + Leisure Co., 4.63%, 03/01/30 (b),(e)	187,000	160,035
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(e)	8,462,000	7,286,459
6.25%, 05/15/25 (b),(e)	6,284,000	5,904,026
7.00%, 02/15/29 (b),(e)	1,740,000	1,492,659

		14,958,949

Utilities — 0.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29 (b),(e)	4,515,000	3,860,325

Total North America		255,474,089

South America — 0.9%
Airlines — 0.3%
Azul Investments LLP,
5.88%, 10/26/24 (b),(e),(k)	8,625,000	6,853,836
7.25%, 06/15/26 (b),(e),(k)	2,780,000	1,822,763
Latam Airlines Group SA, 13.38%, 10/15/29 (b),(e)	2,547,000	2,661,615

		11,338,214

Chemicals — 0.0%
Braskem Netherlands Finance BV, 7.25%, 02/13/33 (b),(k)	1,373,000	1,318,766

Integrated Oils — 0.5%
Ecopetrol SA, 8.88%, 01/13/33 (b)	2,197,000	2,223,913
Petrobras Global Finance BV,
5.09%, 01/15/30	6,040,000	5,614,180
5.30%, 01/27/25 (b)	5,916,000	5,857,201
6.00%, 01/27/28 (b)	2,124,000	2,091,040
7.38%, 01/17/27 (b)	5,861,000	6,038,782

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
8.75%, 05/23/26 (b)	$1,669,000		$1,794,601

			23,619,717

Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile, 3.70%, 01/30/50 (k)	5,050,000		3,805,171
Samarco Mineracao SA, 4.13%, 11/01/22 (b),(k),(n)	1,600,000		596,559

			4,401,730

Total South America			40,678,427

TOTAL CORPORATE BONDS & NOTES (COST $490,055,602)			451,429,644

SOVEREIGN DEBT — 4.7%
Bahrain Government International Bond, MTN, 6.25%, 01/25/51 (b),(k)	1,780,000		1,389,279
Colombia Government International Bond,
4.13%, 02/22/42—05/15/51 (b)	14,020,000		8,744,599
7.38%, 09/18/37 (b)	1,579,000		1,515,022
7.50%, 02/02/34 (b)	2,850,000		2,796,842
Dominican Republic International Bond, 5.88%, 01/30/60 (k)	8,000,000		6,106,408
Ecuador Government International Bond, 2.50%, 07/31/35 (i),(k)	6,400,000		2,126,560
Egypt Government International Bond,
7.90%, 02/21/48 (k)	4,348,000		2,401,018
8.50%, 01/31/47 (k)	10,048,000		5,809,131
MTN, 7.50%, 02/16/61 (k)	6,980,000		3,760,112
MTN, 8.15%, 11/20/59 (k)	22,510,000		12,482,245
French Republic Government Bond OAT, Series OATE, 0.10%, 03/01/29 (b),(k)	3,477,975	EUR	3,761,755
Guatemala Government Bond, 6.13%, 06/01/50 (k)	$2,000,000		1,889,146
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25 (b),(k)	5,170,000		5,308,297
Hungary Government International Bond,
3.13%, 09/21/51 (k)	10,766,000		6,588,835
5.00%, 02/22/27 (b),(k)	0	EUR	0
6.25%, 09/22/32 (k)	$8,982,000		9,153,736
6.75%, 09/25/52 (b),(k)	1,872,000		1,934,712
7.63%, 03/29/41 (b)	6,078,000		6,824,986
Indonesia Government International Bond,
3.35%, 03/12/71 (b)	701,000		483,935
MTN, 4.13%, 01/15/25 (b),(k)	1,118,000		1,110,739

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Iraq International Bond, 5.800%, 01/15/28 (b),(e),(k)	$15,570,625		$14,478,190
Israel Government International Bond, 4.50%, 01/17/33 (b),(l)	5,845,000		5,815,775
Ivory Coast Government International Bond, 6.13%, 06/15/33 (k)	3,000,000		2,591,484
Jordan Government International Bond,
7.38%, 10/10/47 (k)	2,000,000		1,684,576
7.75%, 01/15/28 (b),(k)	1,680,000		1,703,436
KSA Sukuk Ltd., 5.27%, 10/25/28 (b),(k)	4,806,000		4,999,922
Lebanon Government International Bond,
5.80%, 04/14/20 (b),(k),(n)	3,567,000		222,046
MTN, 6.38%, 03/09/20 (b),(n)	28,060,000		1,746,735
MTN, 8.25%, 04/12/21 (b),(k),(n)	3,525,000		215,906
Mexican Udibonos, Series S, 4.50%, 11/22/35 (b)	48,204,300	MXN	2,748,876
Mexico Government International Bond, 5.40%, 02/09/28 (b),(l)	$8,843,000		9,102,996
Morocco Government International Bond, 4.00%, 12/15/50 (k)	8,000,000		5,440,000
Nigeria Government International Bond, MTN, 8.25%, 09/28/51 (k)	4,000,000		2,640,000
Oman Government International Bond,
6.50%, 03/08/47 (k)	1,000,000		918,750
7.00%, 01/25/51 (k)	3,000,000		2,915,628
Panama Government International Bond, 4.50%, 04/16/50	3,000,000		2,279,668
Paraguay Government International Bond, 5.60%, 03/13/48 (k)	3,000,000		2,659,412
Republic of Poland Government International Bond,
3.88%, 02/14/33 (b),(k),(l)	11,219,000	EUR	11,929,407
4.25%, 02/14/43 (b),(k),(l)	6,000,000	EUR	6,303,057
4.88%, 10/04/33 (b)	$1,500,000		1,493,100
5.50%, 04/04/53 (b)	2,010,000		2,034,120
Republic of South Africa Government International Bond,
4.67%, 01/17/24 (b)	4,285,000		4,237,008
5.65%, 09/27/47	8,000,000		5,901,600
Romania Government International Bond, 7.63%, 01/17/53 (k)	5,700,000		6,095,238
Romanian Government International Bond,
6.63%, 09/27/29 (b),(k),(l)	4,421,000	EUR	4,895,260
7.13%, 01/17/33 (b),(k)	$2,402,000		2,544,679
Serbia International Bond, 6.25%, 05/26/28 (b),(k)	2,947,000		2,975,586

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Turkey Government International Bond, 9.38%, 03/14/29 (b)	$12,635,000		$12,857,629

TOTAL SOVEREIGN DEBT (COST $214,490,164)			207,617,441

MORTGAGE-BACKED SECURITIES — 50.7%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Mulcair Securities No 3 DAC, Series 3, Class D, 3 mo. EURIBOR + 2.00%, 4.42%, 04/24/65 (b),(d),(k)	158,000		160,264

Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.8%, 6.72%, 07/22/31 (b),(d),(e)	786,707	GBP	820,057
Series 1X, Class D, 3 mo. SONIO + 1.9%, 5.82%, 07/22/31 (b),(d),(k)	84,178	GBP	90,771
Series 1X, Class E, 3 mo. SONIO + 2.8%, 6.72%, 07/22/31 (b),(d),(k)	78,671	GBP	82,006
Last Mile Securities PE DAC, Series 2021-1X, Class A2, 3 mo. EURIBOR + 1.05%, 3.73%, 08/17/31 (b),(d),(k)	1,986,591	EUR	2,034,579
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 4.25%, 02/20/30 (b),(d),(k)	61,645	EUR	61,147
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 4.70%, 02/20/30 (b),(d),(k)	616,450	EUR	595,045

			3,683,605

Total Europe			3,843,869

North America — 50.6%
Collateralized Mortgage Obligation (Residential) — 1.6%
Ajax Mortgage Loan Trust, Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(d),(e)	$972,000		783,644
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.75%, 08/25/34 (b),(d)	325,697		263,732
Series 2004-2CB, Class M, 5.77%, 03/25/34 (b),(d)	425,244		339,667
Series 2004-4CB, Class M, 5.77%, 04/25/34 (b),(d)	210,221		170,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2005-10CB, Class 1A1, 1 mo. USD LIBOR + .50%, 5.35%, 05/25/35 (b),(d)	$322,045	$243,906
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (b)	1,722,941	1,465,506
Series 2005-56, Class 1A2, 1 mo. USD LIBOR + 1.16%, 6.01%, 11/25/35 (b),(d)	328,298	282,553
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 5.14%, 01/25/36 (b),(d)	1,914,293	1,776,720
Series 2005-AR1, Class 2A3A, 1 mo. USD LIBOR + .70%, 5.55%, 12/25/35 (b),(d)	273,392	239,909
Series 2006-13T1 SEQ, Class A15, 6.00%, 05/25/36 (b)	417,951	235,476
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	714,969	249,324
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	563,821	185,957
Series 2006-39CB, Class 1A6, 1 mo. USD LIBOR + .60%, 5.45%, 01/25/37 (b),(d)	327,087	252,756
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 5.12%, 10/20/36 (b),(d)	4,030,555	1,433,644
Series 2006-J1, Class 1A4, 1 mo. USD LIBOR + .50%, 5.35%, 02/25/36 (b),(d)	392,326	247,654
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 4.97%, 09/20/46 (b),(d)	224,860	186,942
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 5.04%, 09/20/46 (b),(d)	323,127	241,917
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 5.05%, 12/20/46 (b),(d)	314,573	277,276
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 4.94%, 02/20/47 (b),(d)	370,000	281,379
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 4.97%, 02/20/47 (b),(d)	355,926	269,480
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 5.18%, 05/20/46 (b),(d)	597,408	528,254
Series 2006-OA8, Class 2A3, 1 mo. USD LIBOR + .38%, 5.23%, 07/25/46 (b),(d)	248,275	228,781
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + .52%, 5.37%, 07/25/46 (b),(d)	371,167	271,438
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + .21%, 4.97%, 07/20/46 (b),(d)	229,215	172,372
Series 2007-18CB, Class 1A2, 1 mo. USD LIBOR + .47%, 5.32%, 08/25/37 (b),(d)	732,455	248,746

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2007-20, Class A1, 1 mo. USD LIBOR + .50%, 5.35%, 08/25/47 (b),(d)	$657,933	$255,939
Series 2007-23CB, Class A3, 1 mo. USD LIBOR + .50%, 5.35%, 09/25/37 (b),(d)	598,908	228,539
Series 2007-2CB, Class 1A7, 1 mo. USD LIBOR + .50%, 5.35%, 03/25/37 (b),(d)	600,382	260,494
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 4.52%, 11/25/47 (b),(d)	396,791	314,543
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 3.98%, 03/25/47 (b),(d)	277,963	222,155
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + .36%, 5.21%, 08/25/47 (b),(d)	172,291	145,164
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (b),(i)	812,638	484,023
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(d),(e)	109,000	80,378
Banc of America Funding Trust,
Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 5.81%, 04/20/35 (b),(d)	1,536,356	1,355,954
Series 2006-H, Class 6A1, 1 mo. USD LIBOR + .38%, 5.14%, 10/20/36 (b),(d)	396,296	321,428
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(e)	100,000	76,606
Bear Stearns ALT-A Trust, Series 2006-4, Class 13A1, 1 mo. USD LIBOR + .32%, 5.17%, 08/25/36 (b),(d)	300,431	275,791
Bear Stearns ARM Trust, Series 2004-3, Class B1, 3.52%, 07/25/34 (b),(d)	206,208	189,151
BRAVO Residential Funding Trust, Series 2022-NQM, Class B1, 4.72%, 09/25/61 (b),(d),(e)	1,000,000	787,271
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 3.87%, 02/25/37 (b),(d)	259,612	216,022
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 5.57%, 04/25/35 (b),(d)	543,671	484,763
Citigroup Mortgage Loan Trust,
Series 2006-AR6, Class 2A4, 1 mo. USD LIBOR + .44%, 5.29%, 09/25/36 (b),(d)	809,988	251,480
Series 2019-E, Class A2, 7.88%, 11/25/70 (b),(e),(i)	1,030,627	1,023,763
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (b),(d),(e)	118,000	81,782

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2021-HX1, Class B3A, 4.21%, 10/25/66 (b),(d),(e)	$100,000	$60,891
Series 2022-1, Class B1, 4.12%, 12/27/66 (b),(d),(e)	100,000	75,478
Series 2022-1, Class B2, 4.12%, 12/27/66 (b),(d),(e)	100,000	71,475
Series 2022-2, Class B1, 3.99%, 02/25/67 (b),(d),(e)	100,000	72,859
Series 2022-5, Class B1, 4.72%, 03/25/67 (b),(d),(e)	1,000,000	864,812
COLT Trust,
Series 2021-RPL1, Class B2, 4.76%, 09/25/61 (b),(d),(e)	446,000	345,961
Series 2021-RPL1, Class B1, 4.76%, 09/25/61 (b),(d),(e)	100,000	86,389
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 4.15%, 11/25/33 (b),(d)	280,168	246,395
CSMC,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (b),(d),(e)	211,000	137,796
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(d),(e)	100,000	70,567
Series 2021-NQM8, Class B2, 4.20%, 10/25/66 (b),(d),(e)	100,000	71,176
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(d),(e)	226,899	151,325
Deephaven Residential Mortgage Trust,
Series 2020-2, Class B3, 5.83%, 05/25/65 (b),(d),(e)	263,000	228,056
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(d),(e)	117,000	81,295
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(d),(e)	100,000	72,754
Series 2021-4, Class B2, 4.47%, 11/25/66 (b),(d),(e)	100,000	63,638
Series 2022-1, Class B2, 4.30%, 01/25/67 (b),(d),(e)	100,000	62,920
Series 2022-1, Class B1, 4.30%, 01/25/67 (b),(d),(e)	100,000	74,878
Series 2022-2, Class M1, 4.34%, 03/25/67 (b),(d),(e)	100,000	77,832
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .42%, 5.18%, 03/19/45 (b),(d)	1,228,972	1,130,470

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Eagle RE Ltd., Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 6.85%, 01/25/30 (b),(d),(e)	$10,192,000	$9,841,293
Federal Home Loan Mortgage Corp.,
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(h)	657,105	8,492
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (b),(h)	34,167	291
Series 5093, Class AI, 3.50%, 04/25/51 (h)	14,502,651	2,324,325
Series 5146, Class BI, 4.00%, 08/25/50 (h)	24,532,402	4,597,642
Federal National Mortgage Association,
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (b),(h)	348,265	6,087
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (b),(h)	1,029,803	21,912
Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (b),(h)	1,545,165	23,538
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (b),(h)	4,846,465	90,988
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (b),(h)	930,752	5,936
Series 409, Class C14, 3.50%, 04/25/42 (h)	14,515,321	2,311,173
Series 413, Class C35, 4.50%, 10/25/40 (h)	11,810,877	2,118,541
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.20%, 07/25/48 (b),(d),(e)	228,809	180,200
FREDDIEMAC STRIP FHS 303 C28, Series 303, Class C28, 4.50%, 01/15/43 (h)	10,392,923	2,019,366
GCAT Trust,
Series 2022-HX1, Class M1, 4.02%, 12/27/66 (b),(d),(e)	100,000	76,633
Series 2022-HX1, Class B1, 4.02%, 12/27/66 (b),(d),(e)	100,000	73,516
Series 2022-NQM4, Class M1, 5.75%, 08/25/67 (b),(d),(e)	145,000	126,812
GSR Mortgage Loan Trust,
Series 2005-AR6, Class B1, 4.18%, 09/25/35 (b),(d)	299,635	213,557
Series 2006-OA1, Class 1A1, 1 mo. USD LIBOR + .44%, 5.29%, 08/25/46 (b),(d)	8,122,442	1,876,828
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. USD LIBOR + .76%, 5.52%, 11/19/35 (b),(d)	821,287	565,735
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 5.12%, 05/19/46 (b),(d)	555,517	298,415

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.05%, 07/25/67 (b),(d),(e)	$179,000	$153,770
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1, 8.27%, 02/25/68 (b),(d),(e)	256,000	251,514
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.34%, 05/25/36 (b),(d)	227,670	179,995
Series 2007-FLX2, Class A2, 1 mo. USD LIBOR + .19%, 5.04%, 04/25/37 (b),(d)	268,384	245,215
JP Morgan Alternative Loan Trust, Series 2006-A6, Class 1A1, 1 mo. USD LIBOR + .32%, 5.17%, 11/25/36 (b),(d)	320,771	254,076
JP Morgan Mortgage Trust, Series 2018-5, Class B4, 3.73%, 10/25/48 (b),(d),(e)	262,334	192,955
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(e),(i)	1,000,000	931,986
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(e),(i)	556,000	482,598
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	595,020	630,389
Lehman XS Trust,
Series 2007-15N, Class 4A1, 1 mo. USD LIBOR + .90%, 5.75%, 08/25/47 (b),(d)	306,530	256,560
Series 2007-4N, Class 2A, 1 mo. USD LIBOR + .40%, 5.25%, 03/25/47 (b),(d)	511,519	458,339
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 02/25/26 (b),(d),(e)	1,884,000	1,625,643
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(e),(i)	684,000	607,343
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A2A, 1 mo. USD LIBOR + .40%, 5.25%, 03/25/37 (b),(d)	785,726	248,105
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class M1, 3.47%, 06/25/35 (b),(d)	644,805	620,942
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(d),(e)	100,000	69,646
Series 2022-NQM, Class M1, 4.28%, 12/25/66 (b),(d),(e)	1,000,000	791,689
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class B1, 4.67%, 09/25/34 (b),(d)	279,664	240,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B2, 3.82%, 04/25/61 (b),(d),(e)	$100,000	$66,084
Series 2022-NQM1, Class B1, 3.82%, 04/25/61 (b),(d),(e)	100,000	69,122
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. USD LIBOR + 0.34%, 5.19%, 10/25/36 (b),(d)	346,482	289,413
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 7.60%, 05/27/23 (b),(d),(e)	1,804,702	1,782,796
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (b),(e),(i)	100,000	83,359
Series 2021-7, Class A2, 3.67%, 08/25/26 (b),(e),(i)	207,000	176,014
Series 2021-8, Class A2, 3.60%, 09/25/26 (b),(d),(e)	129,000	107,770
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(d),(e)	244,000	205,643
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 3.94%, 09/25/46 (b),(d)	323,474	271,882
STACR Trust, Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (b),(e),(h)	942,801	12,351
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(e)	123,000	91,764
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(d),(e)	100,000	70,192
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(d),(e)	100,000	64,165
Series 2021-6, Class B1, 3.94%, 11/25/66 (b),(d),(e)	100,000	69,973
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(d),(e)	135,000	95,300
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 4.93%, 09/25/33 (b),(d)	253,640	203,094
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 3.61%, 10/25/45 (b),(d)	571,701	481,997
TRK Trust,
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (b),(d),(e)	117,000	72,467

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2021-INV2, Class B2, 4.44%, 11/25/56 (b),(d),(e)	$1,000,000	$544,432
Series 2022-INV1, Class B2, 4.05%, 02/25/57 (b),(d),(e)	100,000	65,334
Series 2022-INV1, Class B1, 4.05%, 02/25/57 (b),(d),(e)	111,000	79,242
Verus Securitization Trust,
Series 2022-1, Class B2, 3.99%, 01/25/67 (b),(d),(e)	1,000,000	606,494
Series 2022-4, Class B1, 4.72%, 04/25/67 (b),(d),(e)	1,000,000	845,661
Series 2022-8, Class M1, 6.19%, 09/25/67 (b),(d),(e)	1,000,000	879,802
Series 2022-INV1, Class M1, 5.88%, 08/25/67 (b),(d),(e)	1,000,000	853,628
Series 2022-INV1, Class B1, 5.88%, 08/25/67 (b),(d),(e)	1,000,000	780,842
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 5.65%, 12/25/45 (b),(d)	583,367	356,729
Series 2005-AR2, Class B1, 1 mo. USD LIBOR + .80%, 5.64%, 01/25/45 (b),(d)	275,742	208,316
Series 2005-AR6, Class B1, 1 mo. USD LIBOR + .90%, 5.75%, 04/25/45 (b),(d)	488,022	385,507
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 5.79%, 07/25/45 (b),(d)	187,462	172,360
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 4.21%, 01/25/46 (b),(d)	236,706	205,647
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. USD LIBOR + .83%, 5.67%, 01/25/45 (b),(d)	303,405	261,456
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 3.61%, 12/25/46 (b),(d)	1,446,258	1,201,341
Series 2007-OA5, Class 2A, 12 mo. MTA + .80%, 3.94%, 06/25/47 (b),(d)	413,164	340,016
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	241,483	205,250
Series 2007-3, Class 1A9, 6.00%, 04/25/37 (b)	574,454	486,229
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 3.89%, 02/25/47 (b),(d)	202,460	174,673

		69,869,234

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Commercial Mortgage-Backed Securities — 4.3%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(e)	$130,000	$71,061
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.59%, 06/17/39 (b),(d),(e)	1,000,000	965,349
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 7.44%, 06/15/35 (b),(d),(e)	90,000	83,441
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (b),(d),(e)	4,408,000	3,353,699
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (b),(d),(e)	8,817,000	6,933,997
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(e)	290,000	204,966
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 6.58%, 07/15/35 (b),(d),(e)	525,000	484,505
Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 7.68%, 07/15/35 (b),(d),(e)	2,103,000	1,850,057
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.32%, 8.15%, 05/15/39 (b),(d),(e)	1,000,000	967,688
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 9.04%, 05/15/39 (b),(d),(e)	1,040,000	1,012,183
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(d),(e)	1,000,000	705,877
Series 2020-VIVA, Class D, 3.55%, 03/11/44 (b),(d),(e)	5,039,000	3,875,958
Series 2021-CIP, Class F, 1 mo. USD LIBOR + 3.22%, 7.90%, 12/15/38 (b),(d),(e)	100,000	91,320
Series 2021-MC, Class G, 1 mo. USD LIBOR + 3.09%, 7.77%, 04/15/34 (b),(d),(e)	100,000	88,646
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.80%, 6.49%, 06/15/38 (b),(d),(e)	2,798,886	2,606,625
Series 2021-SOAR, Class G, 1 mo. USD LIBOR + 2.80%, 7.49%, 06/15/38 (b),(d),(e)	234,225	214,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2021-SOAR, Class J, 1 mo. USD LIBOR + 3.75%, 8.44%, 06/15/38 (b),(d),(e)	$984,137	$903,034
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 7.87%, 01/17/39 (b),(d),(e)	216,000	201,976
Series BX 2021-SOAR, Class F, 1 mo. USD LIBOR + 2.35%, 7.04%, 06/15/38 (b),(d),(e)	1,392,554	1,281,555
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 7.10%, 05/15/35 (b),(d),(e)	106,000	101,085
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 8.96%, 03/15/35 (b),(d),(e)	148,000	143,195
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.15%, 6.83%, 12/15/37 (b),(d),(e)	1,000,000	965,133
Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 7.23%, 12/15/37 (b),(d),(e)	1,000,000	957,661
Series 2019-LIFE, Class G, 1 mo. USD LIBOR + 3.25%, 7.93%, 12/15/37 (b),(d),(e)	129,000	123,441
Series 2021-CX2, Class C, 2.77%, 11/10/46 (b),(d),(e)	1,332,000	973,892
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(e),(g)	1,000,000	596,419
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.91%, 09/10/45 (b),(d),(e)	103,179	95,956
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e)	1,000,000	835,482
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(e)	1,826,000	943,795
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(e)	100,000	79,616
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(e)	697,000	415,073
Series 2020-420K, Class E, 3.31%, 11/10/42 (b),(d),(e)	100,000	67,606
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. USD LIBOR + 3.49%, 8.18%, 11/15/37 (b),(d),(e)	982,991	950,640
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.59%, 02/10/47 (b),(d),(e)	591,000	559,304

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2014-CR18, Class D, 4.76%, 07/15/47 (b),(d),(e)	$2,161,000	$1,939,649
Series 2014-CR21, Class E, 3.00%, 12/10/47 (e)	1,686,000	1,313,976
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(e)	1,439,000	1,116,983
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (b),(d),(e)	231,000	205,516
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (b),(d),(e)	386,000	354,645
Series 2019-GC44, Class 180B, 3.40%, 08/15/57 (b),(d),(e)	160,000	145,251
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(e)	239,000	192,251
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(e)	4,794,000	3,751,243
Series 2015-CR23, Class D, 4.30%, 05/10/48 (b),(d)	502,000	438,404
Series 2015-CR23, Class C, 4.30%, 05/10/48 (b),(d)	123,000	113,941
Series 2015-CR25, Class D, 3.77%, 08/10/48 (b),(d)	479,000	394,565
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(d),(e)	3,065,000	2,591,470
Series 2015-LC21, Class D, 4.33%, 07/10/48 (b),(d)	1,348,000	1,135,330
Series 2015-LC21, Class C, 4.33%, 07/10/48 (b),(d)	1,113,000	1,020,012
Series 2016-CD1, Class D, 2.78%, 08/10/49 (b),(d),(e)	2,075,000	1,585,111
Crescent Capital Trust, Series 2021-MOON, Class E, 1 mo. USD LIBOR + 2.55%, 7.24%, 04/15/36 (b),(d),(e)	1,000,000	840,137
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.56%, 11/15/48 (b),(d)	100,000	85,708
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.18%, 06/15/57 (b),(d)	843,000	514,163
Series 2015-C3, Class D, 3.36%, 08/15/48 (b),(d)	3,139,000	1,802,273
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(d),(e)	5,568,000	4,440,575
Series 2016-C5, Class C, 4.64%, 11/15/48 (b),(d)	355,000	327,055

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(d),(e)	$604,000	$411,239
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(e)	163,000	101,897
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(e)	1,409,000	942,446
DBWF Mortgage Trust,
Series 2018-GLKS, Class D, 1 mo. USD LIBOR + 2.50%, 7.26%, 12/19/30 (b),(d),(e)	138,000	133,719
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.12%, 7.88%, 12/19/30 (b),(d),(e)	45,000	43,548
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.59%, 8.35%, 12/19/30 (b),(d),(e)	2,202,000	2,055,323
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class D, 1 mo. USD LIBOR + 1.52%, 6.20%, 11/15/38 (b),(d),(e)	2,931,000	2,751,614
Series 2021-ELP, Class F, 1 mo. USD LIBOR + 2.67%, 7.35%, 11/15/38 (b),(d),(e)	100,000	91,247
Series 2021-ELP, Class J, 1 mo. USD LIBOR + 3.61%, 8.30%, 11/15/38 (b),(d),(e)	1,004,000	897,646
EQUS Mortgage Trust,
Series 2021-EQAZ, Class D, 1 mo. USD LIBOR + 1.65%, 6.33%, 10/15/38 (b),(d),(e)	2,030,959	1,868,615
Series 2021-EQAZ, Class E, 1 mo. USD LIBOR + 2.30%, 6.98%, 10/15/38 (b),(d),(e)	128,997	117,719
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 8.23%, 01/25/51 (b),(d),(e)	102,000	87,147
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 7.91%, 07/25/41 (b),(d),(e)	128,000	105,026
Series K142, Class X3, 3.10%, 03/25/32 (b),(d),(h)	1,000,000	191,504
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F, 3.96%, 12/10/36 (b),(d),(e)	3,344,000	3,055,948
Series 2019-FBLU, Class G, 3.96%, 12/10/36 (b),(d),(e)	724,000	651,478

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2019-FBLU, Class H, 3.96%, 12/10/36 (b),(d),(e)	$111,000	$98,728
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (b),(d),(e)	1,000,000	888,479
Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 8.17%, 11/25/25 (b),(d),(e)	12,168	12,052
Great Wolf Trust, Series 2019-WOLF, Class F, 1 mo. TSFR + 3.25%, 8.07%, 12/15/36 (b),(d),(e)	1,336,000	1,259,869
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, 1 mo. USD LIBOR + 3.44%, 8.12%, 11/15/36 (b),(d),(e)	211,000	189,862
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 8.59%, 05/15/26 (b),(d),(e)	1,019,000	890,853
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 9.34%, 05/15/26 (b),(d),(e)	1,000,000	840,837
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 10.59%, 05/15/26 (b),(d),(e)	1,000,000	823,870
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.65%, 11/10/45 (b),(d),(e)	188,867	175,113
Series 2013-GC10, Class E, 4.61%, 02/10/46 (b),(d),(e)	3,900,000	2,864,940
Series 2014-GC20, Class D, 5.00%, 04/10/47 (b),(d),(e)	503,911	387,568
Series 2014-GC20, Class C, 5.00%, 04/10/47 (b),(d)	1,874,000	1,757,061
Series 2014-GC24, Class B, 4.51%, 09/10/47 (b),(d)	100,000	91,959
Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(d)	303,000	265,421
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(e)	1,415,000	1,067,568
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(d),(e)	151,000	103,778
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(e)	1,593,000	1,209,530
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 8.08%, 07/15/25 (b),(d),(e)	974,233	884,613

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2019-70P, Class C, 1 mo. USD LIBOR + 1.50%, 6.18%, 10/15/36 (b),(d),(e)	$138,000	$124,224
Hawaii Hotel Trust,
Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 7.43%, 05/15/38 (b),(d),(e)	1,399,000	1,329,215
Series 2019-MAUI, Class G, 1 mo. USD LIBOR + 3.15%, 7.83%, 05/15/38 (b),(d),(e)	1,000,000	916,359
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/38 (b),(d),(e)	982,000	850,270
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(d),(e)	20,252,000	16,988,896
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(e)	1,068,000	953,114
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (b),(d),(e)	625,000	585,186
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.00%, 7.68%, 05/15/34 (b),(d),(e)	156,000	149,871
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.73%, 01/15/49 (b),(d)	102,000	94,688
Series 2016-JP3, Class D, 3.40%, 08/15/49 (b),(d),(e)	100,000	76,470
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (e)	172,013	151,402
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.45%, 7.13%, 04/15/38 (b),(d),(e)	100,000	93,007
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.95%, 7.63%, 04/15/38 (b),(d),(e)	1,000,000	930,696
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 3.98%, 09/15/47 (b),(d),(e)	100,000	86,459
Series 2014-C26, Class C, 4.37%, 01/15/48 (b),(d)	642,000	596,053
Series 2015-C28, Class D, 3.64%, 10/15/48 (b),(d),(e)	2,537,000	1,817,644
Series 2015-C29, Class D, 3.69%, 05/15/48 (b),(d)	112,000	81,603

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series 2015-C30, Class D, 3.73%, 07/15/48 (b),(d)	$2,964,000	$2,526,801
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(d),(e)	1,093,000	655,288
Series 2016-C1, Class E, 4.74%, 03/17/49 (b),(d),(e)	3,126,000	2,387,564
Series 2016-C1, Class C, 4.74%, 03/17/49 (b),(d)	651,000	590,443
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 1 mo. TSFR + 2.16%, 6.99%, 12/15/37 (b),(d),(e)	3,184,500	2,929,963
Series 2021-KDIP, Class G, 1 mo. TSFR + 3.86%, 8.69%, 12/15/37 (b),(d),(e)	750,000	706,204
LAQ Mortgage Trust,
Series 2023-LAQ, Class D, 1 mo. TSFR + 4.19%, 8.84%, 03/15/36 (b),(d),(e)	1,000,000	975,258
Series 2023-LAQ, Class E, 1 mo. TSFR + 5.19%, 9.84%, 03/15/36 (b),(d),(e)	1,000,000	979,591
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 7.29%, 03/15/38 (b),(d),(e)	1,130,416	1,051,577
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.15%, 04/20/48 (b),(d),(e)	121,000	103,924
Series 2017-5, Class D, 4.67%, 03/10/50 (b),(d),(e)	1,125,000	902,143
Series 2017-5, Class C, 4.67%, 03/10/50 (b),(d),(e)	967,000	824,717
LUXE Trust,
Series 2021-TRIP, Class E, 1 mo. USD LIBOR + 2.75%, 7.43%, 10/15/38 (b),(d),(e)	1,000,000	949,557
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 7.93%, 10/15/38 (b),(d),(e)	1,347,000	1,272,198
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 8.93%, 10/15/38 (b),(d),(e)	1,128,000	1,042,546
MBRT,
Series 2019-MBR, Class D, 1 mo. USD LIBOR + 2.05%, 6.73%, 11/15/36 (b),(d),(e)	411,000	398,690
Series 2019-MBR, Class G, 1 mo. USD LIBOR + 3.25%, 7.93%, 11/15/36 (b),(d),(e)	1,009,000	971,936

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.10%, 6.79%, 04/15/38 (b),(d),(e)	$1,000,000	$937,555
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.60%, 7.29%, 04/15/38 (b),(d),(e)	1,128,000	1,046,292
Series 2021-MHC, Class G, 1 mo. USD LIBOR + 3.20%, 7.89%, 04/15/38 (b),(d),(e)	1,083,000	1,007,887
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. USD LIBOR + 1.95%, 6.63%, 05/15/38 (b),(d),(e)	332,000	307,951
Series 2021-MHC2, Class F, 1 mo. USD LIBOR + 2.40%, 7.08%, 05/15/38 (b),(d),(e)	1,095,000	999,271
MHP 2021-STOR,
Series 2021-STOR, Class E, 1 mo. USD LIBOR + 1.75%, 6.43%, 07/15/38 (b),(d),(e)	398,000	368,175
Series 2021-STOR, Class F, 1 mo. USD LIBOR + 2.20%, 6.88%, 07/15/38 (b),(d),(e)	311,000	283,033
Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.75%, 7.43%, 07/15/38 (b),(d),(e)	100,000	91,572
MHP 2022-MHIL,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 8.09%, 01/15/27 (b),(d),(e)	1,002,751	912,556
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 8.78%, 01/15/27 (b),(d),(e)	971,658	896,186
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.72%, 08/15/47 (b),(d),(e)	100,000	89,663
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(e)	393,000	344,859
Series 2015-C21, Class D, 4.13%, 03/15/48 (b),(d),(e)	3,575,000	2,291,725
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(d),(e)	1,323,000	825,447
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(d),(e)	1,441,000	858,064

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount		Value
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(d),(e)	$991,000		$635,797
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.60%, 08/15/49 (b),(d),(e)	3,200,500		1,667,486
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(e)	1,761,000		1,052,271
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 7.23%, 07/15/35 (b),(d),(e)	1,000,000		967,812
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 7.66%, 07/15/36 (b),(d),(e)	102,000		91,776
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 8.41%, 07/15/36 (b),(d),(e)	135,000		120,087
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 7.92%, 03/15/35 (b),(d),(e)	113,864		109,280
Series 2022-RRI, Class E, 1 mo. TSFR + 5.19%, 10.02%, 03/15/35 (b),(d),(e)	86,919		83,004
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 7.37%, 04/15/32 (b),(d),(e)	1,301,000		1,190,490
OPG Trust,
Series 2021-PORT, Class D, 1 mo. USD LIBOR + 1.13%, 5.82%, 10/15/36 (b),(d),(e)	68,537		63,572
Series 2021-PORT, Class E, 1 mo. USD LIBOR + 1.53%, 6.21%, 10/15/36 (b),(d),(e)	68,537		63,230
Series 2021-PORT, Class G, 1 mo. USD LIBOR + 2.40%, 7.08%, 10/15/36 (b),(d),(e)	260,443		235,069
Pearl Finance DAC, Series 2020-1, Class C, 3 mo. EURIBOR + 2.85%, 5.53%, 11/17/32 (b),(d),(k)	650,453	EUR	670,714
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(e)	$1,000,000		891,657
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(e)	339,000		258,931
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(e)	121,000		94,477
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(e)	1,173,000		948,813

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 9.10%, 06/25/37 (b),(d),(e)	$1,000,000	$980,702
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(d),(e)	1,691,000	1,470,790
Series 2019-6, Class D, 4.71%, 10/25/52 (b),(d),(e)	227,000	176,276
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.83%, 10/10/48 (b),(d),(e)	295,000	228,273
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(d),(e)	1,720,000	1,316,674
SREIT Trust,
Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 7.95%, 10/15/38 (b),(d),(e)	1,366,000	1,290,356
Series 2021-MFP, Class G, 1 mo. USD LIBOR + 2.97%, 7.66%, 11/15/38 (b),(d),(e)	1,000,000	894,537
STWD Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. USD LIBOR + 2.90%, 7.59%, 11/15/36 (b),(d),(e)	1,000,000	913,827
Series 2021-LIH, Class F, 1 mo. USD LIBOR + 3.55%, 8.24%, 11/15/36 (b),(d),(e)	125,000	117,608
Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 8.88%, 11/15/36 (b),(d),(e)	1,000,000	914,939
STWD Trust,
Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.92%, 6.61%, 07/15/36 (b),(d),(e)	836,000	767,071
Series 2021-FLWR, Class G, 1 mo. USD LIBOR + 3.67%, 8.35%, 07/15/23 (b),(d),(e)	223,000	204,000
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. USD LIBOR + 2.35%, 7.03%, 06/15/26 (b),(d),(e)	1,189,000	1,082,080
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 7.68%, 06/15/26 (b),(d),(e)	1,143,000	1,058,265
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 8.53%, 06/15/26 (b),(d),(e)	1,390,000	1,277,032

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(d),(e)	$112,000	$67,872
Series 2018-C9, Class D, 4.95%, 03/15/51 (b),(d),(e)	331,000	247,916
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(e)	103,000	68,400
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(d),(e)	992,000	885,460
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(e)	4,590,000	4,059,681
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	5,146,000	3,257,305
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,058,000	1,618,864
Series 2015-NXS4, Class D, 3.69%, 12/15/48 (b),(d)	100,000	82,107
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(d),(e)	465,000	385,544
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(e)	4,253,000	3,170,875
Series 2016-NXS5, Class E, 4.99%, 01/15/59 (b),(d),(e)	100,000	79,943
Series 2019-JWDR, Class D, 3.33%, 09/15/31 (b),(d),(e)	100,000	86,272
Series 2019-JWDR, Class E, 3.86%, 09/15/31 (b),(d),(e)	2,022,000	1,710,161
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (b),(d),(e)	2,300,000	1,918,469
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(d),(e)	2,074,000	1,732,618
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(e)	379,000	342,716
Series 2014-C22, Class D, 3.91%, 09/15/57 (b),(d),(e)	4,703,000	3,680,422
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 9.76%, 11/15/27 (b),(d),(e)	1,000,000	980,011
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 10.50%, 11/15/27 (b),(d),(e)	1,000,000	975,013
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(d),(e)	109,000	59,530

		188,931,308

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
BBCMS Mortgage Trust 2022-C16, Series 2022-C16, Class XD, 2.18%, 06/15/55 (b),(d),(e),(h)	$4,299,000	$648,332
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(d),(e),(h)	19,612,000	521,032
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(d),(e),(h)	5,347,000	348,977
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (b),(d),(e),(h)	5,918,000	195,466
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.09%, 08/10/47 (b),(d),(h)	15,345,417	129,792
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.72%, 06/15/57 (b),(d),(h)	33,417,142	368,023
Series 2015-C3, Class XA, 0.67%, 08/15/48 (b),(d),(h)	90,600,578	1,045,802
Series 2019-C18, Class XD, 1.46%, 12/15/52 (b),(d),(e),(h)	4,452,333	329,869
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(d),(e),(h)	64,579,000	503,716
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.77%, 10/25/34 (b),(d),(h)	13,043,739	2,624,374
Series K049, Class X3, 1.55%, 10/25/43 (b),(d),(h)	2,177,000	64,742
Series K061, Class X1, 0.15%, 11/25/26 (b),(d),(h)	16,099,733	92,622
Series K071, Class X1, 0.29%, 11/25/27 (b),(d),(h)	87,791,001	985,015
Series K085, Class X3, 2.31%, 12/25/45 (b),(d),(h)	1,000,000	102,751
Series K095, Class X3, 2.10%, 08/25/47 (b),(d),(h)	9,297,000	954,346
Series K102, Class X3, 1.89%, 12/25/46 (b),(d),(h)	1,000,000	96,285
Series K115, Class X3, 2.96%, 09/25/48 (b),(d),(h)	1,000,000	159,021
Series K118, Class X3, 2.69%, 10/25/48 (b),(d),(h)	652,000	96,299
Series K119, Class X3, 2.73%, 09/25/48 (b),(d),(h)	1,525,000	229,917
Series K122, Class X3, 2.63%, 01/25/49 (b),(d),(h)	1,000,000	146,871

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Series K126, Class X3, 2.63%, 01/25/49 (b),(d),(h)	$1,148,000	$174,136
Series K128, Class X3, 2.78%, 04/25/31 (b),(d),(h)	1,000,000	160,145
Series K143, Class X3, 3.14%, 04/25/50 (b),(d),(h)	1,000,000	195,660
Series K148, Class X3, 4.15%, 08/25/54 (b),(d),(h)	751,000	198,480
Series K154, Class X1, 0.30%, 11/25/32 (b),(d),(h)	31,186,615	636,488
Series K725, Class X1, 0.70%, 01/25/24 (b),(d),(h)	127,199,790	488,320
Series KLU1, Class X3, 4.05%, 01/25/31 (b),(d),(h)	21,228,909	2,441,303
Series KLU2, Class X1, 0.95%, 08/25/29 (b),(d),(h)	56,012,175	2,564,405
Series KLU2, Class X3, 3.91%, 08/25/29 (b),(d),(h)	8,319,142	1,251,033
Series KS11, Class XFX, 1.60%, 06/25/29 (b),(d),(h)	25,265,000	1,856,978
Series KW10, Class X3, 2.72%, 10/25/32 (b),(d),(h)	5,935,000	796,608
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(d),(e),(h)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.16%, 07/10/52 (b),(d),(e),(h)	2,219,000	135,738
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.42%, 11/13/52 (b),(d),(e),(h)	4,231,000	312,442
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(d),(e),(h)	20,401,000	179,712
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (b),(e),(h)	551,410	6,367

		21,041,219

Mortgage Securities — 6.9%
Government National Mortgage Association,
TBA, 30 Year Maturity, 3.00%, 04/20/53 (b),(f)	1,000,000	909,688
TBA, 30 Year Maturity, 6.00%, 04/20/53 (f)	300,000,000	305,777,400

		306,687,088

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value
Uniform Mortgage-Backed Securities — 37.3%
Federal National Mortgage Association,
TBA, 30 Year Maturity, 5.00%, 04/13/53 (f)	$155,500,000	$155,026,192
5.50%, 04/13/53 - 05/11/53 TBA, 30 Year Maturity (f)	410,000,000	414,082,400
6.00%, 04/13/53 - 05/11/53 TBA, 30 Year Maturity (f)	1,064,000,000	1,085,715,492

		1,654,824,084

Total North America		2,241,352,933

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,262,914,588)		2,245,196,802

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.2%
North America — 0.2%
Mortgage Securities — 0.2%
Federal National Mortgage Association, Series 2020-62, Class GI, 4.00%, 06/25/48 (h)	9,897,534	1,905,364
Government National Mortgage Association,
Series 2021-158, Class DI, 4.50%, 09/20/51 (h)	21,406,252	4,117,493
Series 2022-125, Class CI, 5.00%, 06/20/52 (h)	25,221,919	4,707,974

		10,730,831

Total North America		10,730,831

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $10,649,300)		10,730,831

MUNICIPALS — 0.0%
North America — (0.0)%
California Housing Finance Agency, Rev., Series 2019 X, (SER X), 0.29%, 01/15/35 (b),(d)	14,677,719	223,782

TOTAL MUNICIPALS (COST $696,649)		223,782

Security Description	Shares	Value

U.S. TREASURY NOTES — 0.5%

North America — 0.5%
U.S. Treasury Notes,
1.88%, 02/28/27 (b),(l)	14,535,500	13,562,871
2.75%, 08/15/32 (b),(l)	1,680,600	1,581,602

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
3.50%, 01/31/28 (b),(l)	832,900	$828,540
3.88%, 12/31/27 (b),(l)	4,088,900	4,131,865
4.13%, 11/15/32 (b),(l)	1,911,000	2,008,043

Total North America		22,112,921

TOTAL U.S. TREASURY NOTES (COST $22,116,195)		22,112,921

EXCHANGE-TRADED FUNDS — 0.3%
CION Investment Corp.	2,100	20,727
Pershing Square Holdings Ltd.	423,768	14,802,961
SPDR S&P Biotech ETF (a)	3,711	282,815

TOTAL EXCHANGE-TRADED FUNDS (COST $13,704,476)		15,106,503

WARRANTS — 0.0%
Acropolis Infrastructure Acquisition Corp. (a),(b)	239,443	40,945
Alpha Partners Technology Merger Corp. (a),(b)	166,667	18,350
Anthemis Digital Acquisitions I Corp. (a),(b)	375,000	15,000
Apollo Strategic Growth Capital, Class A (a),(b)	186,352	18,188
Athena Consumer Acquisition Corp. (a),(b)	162,343	11,932
ATI Penny Warrant (a),(b)	111,184	27,796
ATI Warrant (a),(b)	100,595	0
B Riley Principal 250 Merger Corp. (a),(b)	82,637	5,479
Black Mountain Acquisition Corp. (a),(b)	590,640	39,750
BlueRiver Acquisition Corp., Class A (a),(b)	47,634	1,786
Bullpen Parlay Acquisition Co. (a),(b)	189,000	6,766
Compass Digital Acquisition Corp. (a),(b)	125,006	16,263
Compute Health Acquisition Corp., A Shares (a),(b)	121,250	48,500
Concord Acquisition Corp., Class A (a),(b)	189,000	20,752
Corner Growth Acquisition Corp. (a),(b)	125,000	9,375
Corsair Partnering Corp., Class A (a),(b)	52,082	8,338
Direct Selling Acquisition Corp. (a),(b)	329,221	26,338
DP Cap Acquisition Corp., A Shares (a),(b)	236,250	9,450
Elliott Opportunity II Corp. (a),(b)	91,574	6,969
Enterprise 4.0 Technology Acquisition Corp. (a),(b)	250,000	10,000
ExcelFin Acquisition Corp. (a),(b)	221,078	13,021
FG Acquisition Corp. (a),(b)	94,599	108,789
Forum Merger IV Corp., Class A (a),(b)	77,500	9,688
Growth For Good Acquisition Corp. (a),(b)	189,000	18,031
Investcorp India Acquisition Corp. (a),(b)	81,191	4,141
Jaguar Global Growth Corp. (a),(b)	107,300	10,730
Jaws Hurricane Acquisition Corp. (a),(b)	65,650	10,182
Jaws Mustang Acquisition Corp., C Shares (a),(b)	66,487	7,227
Landcadia Holdings IV, Inc. (a),(b)	116,250	19,123
Learn CW Investment Corp., Class A (a),(b)	199,000	4,537

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
LIV Capital Acquisition Corp. (a),(b)	371,548	$18,986
Logistics Innovation Technologies Corp. (a),(b)	101,972	11,227
McLaren Racing Ltd. (a),(b),(c)	22,935	246,796
Motive Capital Corp. II, A Shares (a),(b)	200,000	31,380
Northern Star Investment Corp., Class A (a),(b)	51,667	2,583
Northern Star Investment Corp., Class A (a),(b)	51,664	1,860
OCA Acquisition Corp., A Shares (a),(b)	127,824	10,226
Osiris Acquisition Corp. (a),(b)	290,880	34,993
Parabellum Acquisition Corp. (a),(b)	292,500	2,925
Phoenix Biotech Acquisition Corp. (a),(b)	76,900	3,845
Pivotal Investment Corp. III, A Shares (a),(b)	60,000	3,000
Plum Acquisition Corp. I, A Shares (a),(b)	62,000	11,780
Pontem Corp., A Shares (a),(b)	155,000	26,613
PowerUp Acquisition Corp. (a),(b)	130,108	5,439
Rigel Resource Acquisition Corp., A Shares (a),(b)	289,168	38,170
Skydeck Acquisition Corp., Class A (a),(b)	81,300	4,065
Slam Corp., A Shares (a),(b)	112,325	25,835
ST Energy Transition I Ltd. (a),(b)	521,933	88,729
Tailwind International Acquisition Corp. (a),(b)	100,000	2,000
Thunder Bridge Capital Partners III, Inc., A Shares (a),(b)	39,640	4,761
VMG Consumer Acquisition Corp. (a),(b)	178,201	5,364
Waverley Capital Acquisition Corp., Class A (a),(b)	125,000	11,738

TOTAL WARRANTS (COST $2,682,102)		1,139,761

INVESTMENTS IN INVESTEE FUNDS — 11.8%
Europe — 0.6%
Qube Torus (cost $ 25,000,000) (a),(b),(o)	1	27,526,527

Total Europe		27,526,527

North America — 11.2%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $16,285,187) (a),(o)	4	15,313,810
Asgard Fixed Income Risk Premia Fund (cost $151,281,273) (a),(o)	153,764	146,173,102
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(o)	1	2,132,764
Centiva Offshore Fund Ltd. (cost $31,250,000) (a),(o)	1	30,893,888
Pimco ILS Fund SP II (cost $21,460,985) (a),(o)	6	20,360,394
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(o)	1	99,219,825
Ruffer SICAV - Ruffer Total Return International (cost $136,650,000) (a),(b)	70,080,517	136,614,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Statar Capital LLC (cost $39,000,000) (a),(o)	36,730	$43,688,270

Total North America		494,397,013

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $515,690,129)		521,923,540

RIGHTS — 0.0%
Growth For Good Acquisition Corp. (a),(b)	378,000	68,040
Jaguar Global Growth Corp. (a),(b)	214,600	36,697
Pershing Square Tontine Holdings Ltd. (a),(c)	2,020,101	0
ROC Energy Acquisition Corp. (a),(b)	450,707	157,747

TOTAL RIGHTS (COST $98,044)		262,484

TOTAL LONG-TERM INVESTMENTS (COST $4,590,955,958)		4,493,206,096

Security Description	Contracts	Value

COMMODITIES — 4.4%
California Carbon Allowance Vintage Specific 2021 (a),(b)	2,366,000	70,601,440
California Carbon Allowance Vintage Specific 2022 (a),(b)	1,161,000	34,644,240
California Carbon Allowance Vintage Specific 2023 (a),(b)	525,000	15,666,000
California Carbon Allowance Vintage Specific 2024 (a),(b)	2,482,000	74,236,620
California Carbon Allowance Vintage Specific 2025 (a),(b)	689	20,828

TOTAL COMMODITIES (COST $184,137,524)		195,169,128

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.8%

Exchange-Traded Call Options — 0.3%
CBOE SPX VOLATILITY INDX JUN 23	27.00 USD	06/21/23	4,094	4,094	$1,687,383	$814,706	$(872,677)
CBOE SPX VOLATILITY INDX SEP 23	26.00 USD	09/20/23	250	250	89,632	80,000	(9,632)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CBOE SPX VOLATILITY INDX SEP 23	28.00 USD	09/20/23	1,637	1,637	$487,661	$455,086	$(32,575)
COPPER FUTURE 05/01/23	403.00 USD	04/25/23	260	260	756,215	825,500	69,285
COPPER FUTURE 07/20/23	440.00 USD	06/27/23	260	260	751,418	617,500	(133,918)
CRUDE OIL FUT OPT DEC 23	85.00 USD	11/15/23	30	2,206,500	234,045	134,400	(99,645)
CRUDE OIL FUT OPT DEC 23	150.00 USD	11/15/23	60	4,413,000	92,491	10,200	(82,291)
CRUDE OIL FUT OPT DEC23	90.00 USD	11/15/23	192	14,121,600	868,132	620,160	(247,972)
CRUDE OIL FUT OPT JUN23	150.00 USD	05/17/23	429	32,518,200	1,137,502	4,290	(1,133,212)
FTSE 100 INDEX APR 23	7,725.00 GBP	04/21/23	410	410	267,213	227,599	(39,614)
FTSE 100 INDEX APR 23	8,000.00 GBP	04/21/23	820	820	296,826	15,173	(281,653)
FTSE 100 INDEX JUN 23	7,800.00 GBP	06/16/23	655	655	866,258	856,489	(9,769)
NAT GAS EURO OPT APR24	5.00 USD	03/25/24	1	32,240	4,403	2,535	(1,868)
NAT GAS EURO OPT AUG23	3.50 USD	07/26/23	42	1,168,860	202,262	80,262	(122,000)
NAT GAS EURO OPT AUG23	5.00 USD	07/26/23	2	55,660	5,205	778	(4,427)
NAT GAS EURO OPT AUG23	8.00 USD	07/26/23	4	111,320	11,451	204	(11,247)
NAT GAS EURO OPT AUG24	5.00 USD	07/26/24	1	35,500	4,403	3,194	(1,209)
NAT GAS EURO OPT JUL23	3.50 USD	06/27/23	2	54,640	5,805	2,840	(2,965)
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	164	4,480,480	567,368	67,568	(499,800)
NAT GAS EURO OPT JUL23	5.00 USD	06/27/23	2	54,640	5,205	490	(4,715)
NAT GAS EURO OPT JUL23	8.00 USD	06/27/23	4	109,280	16,411	136	(16,275)
NAT GAS EURO OPT JUL24	5.00 USD	06/25/24	1	35,150	4,403	3,001	(1,402)
NAT GAS EURO OPT JUN23	3.50 USD	05/25/23	2	49,300	38,155	1,190	(36,965)
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	164	4,042,600	567,368	27,060	(540,308)
NAT GAS EURO OPT JUN23	5.00 USD	05/25/23	2	49,300	5,205	200	(5,005)
NAT GAS EURO OPT JUN23	8.00 USD	05/25/23	5	123,250	20,513	60	(20,453)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JUN24	5.00 USD	05/28/24	1	33,720	$4,403	$2,584	$(1,819)
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	164	3,634,240	567,368	6,068	(561,300)
NAT GAS EURO OPT MAY23	5.00 USD	04/25/23	2	44,320	5,205	44	(5,161)
NAT GAS EURO OPT MAY23	8.00 USD	04/25/23	3	66,480	12,308	12	(12,296)
NAT GAS EURO OPT MAY24	5.00 USD	04/25/24	1	32,220	4,403	2,187	(2,216)
NAT GAS EURO OPT OCT23	3.50 USD	09/26/23	2	56,940	38,155	5,642	(32,513)
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	164	4,669,080	567,368	190,732	(376,636)
NAT GAS EURO OPT OCT23	5.00 USD	09/26/23	202	5,750,940	275,519	157,762	(117,757)
NAT GAS EURO OPT OCT23	8.00 USD	09/26/23	4	113,880	16,411	532	(15,879)
NAT GAS EURO OPT OCT24	5.00 USD	09/25/24	1	35,850	4,403	3,638	(765)
NAT GAS EURO OPT SEP23	3.50 USD	08/28/23	2	55,000	38,155	4,452	(33,703)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	164	4,510,000	567,368	135,300	(432,068)
NAT GAS EURO OPT SEP23	5.00 USD	08/28/23	2	55,000	5,205	1,072	(4,133)
NAT GAS EURO OPT SEP23	6.00 USD	08/28/23	1	27,500	4,803	258	(4,545)
NAT GAS EURO OPT SEP23	8.00 USD	08/28/23	3	82,500	12,308	261	(12,047)
NAT GAS EURO OPT SEP24	5.00 USD	08/27/24	1	35,090	4,403	3,221	(1,182)
NAT GAS EURO OPT APR 23	9.50 USD	04/25/23	40	886,400	28,107	80	(28,027)
NAT GAS EURO OPT APR 23	9.50 USD	05/25/23	40	986,000	28,107	240	(27,867)
NAT GAS EURO OPT APR 23	9.50 USD	06/27/23	40	1,092,800	28,107	720	(27,387)
NAT GAS EURO OPT APR 23	9.50 USD	07/26/23	40	1,113,200	28,107	1,160	(26,947)
NAT GAS EURO OPT APR 23	9.50 USD	08/28/23	40	1,100,000	28,107	1,960	(26,147)
NAT GAS EURO OPT APR 23	9.50 USD	09/26/23	40	1,138,800	28,107	3,080	(25,027)
NAT GAS EURO OPT APR 23	10.50 USD	04/25/23	40	886,400	21,107	80	(21,027)
NAT GAS EURO OPT APR 23	10.50 USD	05/25/23	40	986,000	21,107	160	(20,947)
NAT GAS EURO OPT APR 23	10.50 USD	06/27/23	40	1,092,800	21,107	520	(20,587)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT APR 23	10.50 USD	07/26/23	40	1,113,200	$21,107	$840	$(20,267)
NAT GAS EURO OPT APR 23	10.50 USD	08/28/23	40	1,100,000	21,107	1,480	(19,627)
NAT GAS EURO OPT APR 23	10.50 USD	09/26/23	40	1,138,800	21,107	2,320	(18,787)
NAT GAS EURO OPT APR25	5.00 USD	03/26/25	40	1,529,600	280,607	196,640	(83,967)
NAT GAS EURO OPT AUG25	5.00 USD	07/28/25	40	1,644,000	280,607	216,000	(64,607)
NAT GAS EURO OPT AUG25	5.50 USD	07/26/23	480	13,358,400	155,281	120,960	(34,321)
NAT GAS EURO OPT DEC25	5.00 USD	11/24/25	40	1,940,000	280,607	411,600	130,993
NAT GAS EURO OPT FEB25	5.00 USD	01/28/25	40	1,832,400	280,607	414,200	133,593
NAT GAS EURO OPT JAN24	7.00 USD	12/26/23	120	4,706,400	384,320	326,040	(58,280)
NAT GAS EURO OPT JAN25	5.00 USD	12/26/24	40	1,882,400	280,607	419,280	138,673
NAT GAS EURO OPT JUL 23	8.50 USD	06/27/23	100	2,732,000	226,267	2,700	(223,567)
NAT GAS EURO OPT JUL25	5.00 USD	06/25/25	40	1,629,600	280,607	208,280	(72,327)
NAT GAS EURO OPT JUN23	3.00 USD	05/25/23	220	5,423,000	268,987	290,400	21,413
NAT GAS EURO OPT JUN25	5.00 USD	05/27/25	40	1,581,200	280,607	190,640	(89,967)
NAT GAS EURO OPT MAR25	5.00 USD	02/25/25	40	1,692,400	280,607	355,480	74,873
NAT GAS EURO OPT MAY 23	6.00 USD	04/25/23	1	22,160	63	10	(53)
NAT GAS EURO OPT MAY23	2.75 USD	04/25/23	100	2,216,000	50,267	59,200	8,933
NAT GAS EURO OPT MAY23	3.55 USD	04/25/23	20	443,200	17,853	2,500	(15,353)
NAT GAS EURO OPT MAY23	3.95 USD	04/25/23	20	443,200	11,253	1,420	(9,833)
NAT GAS EURO OPT MAY25	5.00 USD	04/25/25	40	1,520,400	280,607	172,640	(107,967)
NAT GAS EURO OPT NOV23	5.50 USD	10/26/23	18	582,840	29,608	23,796	(5,812)
NAT GAS EURO OPT NOV25	5.00 USD	10/28/25	40	1,792,800	280,607	313,680	33,073
NAT GAS EURO OPT OCT23	4.00 USD	09/26/23	110	3,131,700	310,194	196,790	(113,404)
NAT GAS EURO OPT OCT23	4.25 USD	09/26/23	164	4,669,080	374,158	235,668	(138,490)
NAT GAS EURO OPT OCT25	5.00 USD	09/25/25	40	1,661,600	280,607	233,760	(46,847)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT SEP23	4.00 USD	08/28/23	140	3,850,000	$235,174	$186,620	$(48,554)
NAT GAS EURO OPT SEP25	5.00 USD	08/26/25	40	1,632,000	280,607	214,000	(66,607)
PHE 05312023 C3.25 PHE APR23	3.25 USD	04/25/23	960	5,318,400	595,718	49,680	(546,038)
PHE 10312023 C4 SEP23	4.00 USD	09/26/23	160	1,138,800	116,086	71,560	(44,526)
VIX US JUN 23	30.00 USD	06/21/23	3,300	3,300	693,096	537,900	(155,196)

					$18,251,611	$10,828,470	$(7,423,141)

Exchange-Traded Put Options — 0.2%
CRUDE OIL FUT OPT DEC 23	40.00 USD	11/15/23	60	4,413,000	$150,091	$42,600	$(107,491)
NAT GAS EURO OPT APR24	2.75 USD	03/25/24	2	64,480	4,655	8,654	3,999
NAT GAS EURO OPT AUG24	2.75 USD	07/26/24	2	71,000	4,655	6,646	1,991
NAT GAS EURO OPT JUL24	2.75 USD	06/25/24	2	70,300	4,655	6,640	1,985
NAT GAS EURO OPT JUN24	2.75 USD	05/28/24	2	67,440	4,655	7,254	2,599
NAT GAS EURO OPT MAY24	2.75 USD	04/25/24	2	64,440	4,655	7,976	3,321
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	485	15,704,300	652,245	705,190	52,945
NAT GAS EURO OPT OCT24	2.75 USD	09/25/24	2	71,700	4,655	7,046	2,391
NAT GAS EURO OPT SEP24	2.75 USD	08/27/24	2	70,180	4,655	7,074	2,419
NAT GAS EURO OPT APR 23	4.95 USD	07/26/23	20	556,600	184,054	434,740	250,686
NAT GAS EURO OPT APR 23	5.00 USD	10/26/23	40	1,295,200	414,107	757,280	343,173
NAT GAS EURO OPT APR 23	5.00 USD	11/27/23	40	1,488,000	414,107	644,320	230,213
NAT GAS EURO OPT APR24	2.25 USD	03/25/24	20	644,800	40,253	47,380	7,127
NAT GAS EURO OPT APR25	2.50 USD	03/26/25	20	764,800	48,053	45,220	(2,833)
NAT GAS EURO OPT APR25	3.00 USD	03/26/25	20	764,800	76,054	81,340	5,286
NAT GAS EURO OPT AUG24	2.25 USD	07/26/24	20	710,000	40,253	35,400	(4,853)
NAT GAS EURO OPT AUG25	2.50 USD	07/28/25	20	822,000	48,053	31,160	(16,893)
NAT GAS EURO OPT AUG25	3.00 USD	07/28/25	20	822,000	76,053	59,700	(16,353)
NAT GAS EURO OPT DEC25	2.50 USD	11/24/25	20	970,000	48,053	29,920	(18,133)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT DEC25	3.00 USD	11/24/25	20	970,000	$76,053	$53,960	$(22,093)
NAT GAS EURO OPT FEB25	2.50 USD	01/28/25	20	916,200	48,053	41,720	(6,333)
NAT GAS EURO OPT FEB25	3.00 USD	01/28/25	20	916,200	76,054	73,420	(2,634)
NAT GAS EURO OPT JAN25	2.50 USD	12/26/24	20	941,200	48,053	34,460	(13,593)
NAT GAS EURO OPT JAN25	3.00 USD	12/26/24	20	941,200	76,054	62,820	(13,234)
NAT GAS EURO OPT JUL24	2.25 USD	06/25/24	20	703,000	40,253	35,080	(5,173)
NAT GAS EURO OPT JUL25	2.50 USD	06/25/25	20	814,800	48,053	31,380	(16,673)
NAT GAS EURO OPT JUL25	3.00 USD	06/25/25	20	814,800	76,054	60,340	(15,714)
NAT GAS EURO OPT JUN23	1.80 USD	05/25/23	220	5,423,000	185,587	174,020	(11,567)
NAT GAS EURO OPT JUN23	2.40 USD	05/25/23	100	2,465,000	308,567	277,300	(31,267)
NAT GAS EURO OPT JUN24	2.25 USD	05/28/24	20	674,400	40,254	38,460	(1,794)
NAT GAS EURO OPT JUN25	2.50 USD	05/27/25	20	790,600	48,053	34,440	(13,613)
NAT GAS EURO OPT JUN25	3.00 USD	05/27/25	20	790,600	76,053	65,700	(10,353)
NAT GAS EURO OPT MAR25	2.50 USD	02/25/25	20	846,200	48,053	52,460	4,407
NAT GAS EURO OPT MAR25	3.00 USD	02/25/25	20	846,200	76,054	89,420	13,366
NAT GAS EURO OPT MAY23	1.00 USD	04/25/23	160	3,545,600	21,247	15,680	(5,567)
NAT GAS EURO OPT MAY23	2.00 USD	04/25/23	80	1,772,800	116,374	92,480	(23,894)
NAT GAS EURO OPT MAY23	2.25 USD	04/25/23	90	1,994,400	180,760	203,400	22,640
NAT GAS EURO OPT MAY23	2.35 USD	04/25/23	188	4,166,080	366,502	536,552	170,050
NAT GAS EURO OPT MAY24	2.25 USD	04/25/24	20	644,400	40,253	42,480	2,227
NAT GAS EURO OPT MAY25	2.50 USD	04/25/25	20	760,200	48,053	39,800	(8,253)
NAT GAS EURO OPT MAY25	3.00 USD	04/25/25	20	760,200	76,054	74,240	(1,814)
NAT GAS EURO OPT NOV25	2.50 USD	10/28/25	20	896,400	48,053	30,480	(17,573)
NAT GAS EURO OPT NOV25	3.00 USD	10/28/25	20	896,400	76,054	56,440	(19,614)
NAT GAS EURO OPT OCT23	2.50 USD	09/26/23	40	1,138,800	114,107	141,320	27,213

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT OCT23	2.75 USD	09/26/23	60	1,708,200	$304,360	$279,240	$(25,120)
NAT GAS EURO OPT OCT23	3.00 USD	09/26/23	10	284,700	60,027	59,710	(317)
NAT GAS EURO OPT OCT24	2.25 USD	09/25/24	20	717,000	40,253	38,560	(1,693)
NAT GAS EURO OPT OCT25	2.50 USD	09/25/25	20	830,800	48,053	32,820	(15,233)
NAT GAS EURO OPT OCT25	3.00 USD	09/25/25	20	830,800	76,053	61,740	(14,313)
NAT GAS EURO OPT SEP23	1.00 USD	08/28/23	160	4,400,000	56,427	50,560	(5,867)
NAT GAS EURO OPT SEP23	2.40 USD	08/28/23	220	6,050,000	626,288	683,100	56,812
NAT GAS EURO OPT SEP24	2.25 USD	08/27/24	20	701,800	40,254	38,300	(1,954)
NAT GAS EURO OPT SEP25	2.50 USD	08/26/25	20	816,000	48,053	32,540	(15,513)
NAT GAS EURO OPT SEP25	3.00 USD	08/26/25	20	816,000	76,053	61,880	(14,173)
PHE 05312023 P0.75 APR23	0.75 USD	04/25/23	320	1,772,800	17,773	4,640	(13,133)
PHE 05312023 P1.25 APR23	1.25 USD	04/25/23	320	1,772,800	27,373	13,600	(13,773)
PHE 06302023 P0.75 MAY23	0.75 USD	05/25/23	320	1,972,000	17,773	7,360	(10,413)
PHE 06302023 P1.25 MAY23	1.25 USD	05/25/23	320	1,972,000	27,373	17,680	(9,693)
PHE 07312023 P0.75 JUN23	0.75 USD	06/27/23	320	2,185,600	17,773	5,840	(11,933)
PHE 07312023 P1.25 JUN23	1.25 USD	06/27/23	320	2,185,600	27,373	18,640	(8,733)
PHE 08312023 P0.75 JUL23	0.75 USD	07/26/23	320	2,226,400	17,773	8,560	(9,213)
PHE 08312023 P1.25 JUL23	1.25 USD	07/26/23	320	2,226,400	27,373	24,880	(2,493)
PHE 09302023 P0.75 AUG23	0.75 USD	08/28/23	320	2,200,000	17,773	19,120	1,347
PHE 09302023 P1.25 AUG23	1.25 USD	08/28/23	320	2,200,000	27,373	38,000	10,627
PHE 10312023 P0.75 SEP23	0.75 USD	09/26/23	320	2,277,600	17,773	12,480	(5,293)
PHE 10312023 P1.25 SEP23	1.25 USD	09/26/23	320	2,277,600	27,373	46,320	18,947

					$6,229,363	$6,878,962	$649,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
Cap Call 0.5 Jan24	Morgan Stanley Capital Services LLC	1 USD	01/10/24	2,930,400,000	2,930,400,000	$3,080,000	$2,864,905	$(215,095)
CDX IG39 Call 65 5/17/23	Barclays Bank PLC	65 USD	05/17/23	68,190,000	68,190,000	110,809	41,042	(69,767)
Dual Digital Option iShares China Large-Cap ETF 37.1142 Crude oil 93.62	Citi Bank N.A.	37 USD	06/14/23	11,440,000	11,440,000	1,144,000	105,317	(1,038,683)
EUR CHF FX Option Call 0.975 6/15/23	Citi Bank N.A.	1 EUR	06/15/23	1,312,000	1,312,000	307,679	1,032,848	725,169
iShares China Large-Cap ETF Call 35 8/18/23	Bank of America N.A.	35 USD	08/18/23	1,463,040	1,463,040	1,521,562	795,737	(725,825)
iShares China Large-Cap ETF Call 39 12/15/23	Goldman Sachs & Co. LLC	39 USD	12/15/23	1,146,566	1,146,566	1,868,902	554,073	(1,314,829)
LME Copper 3M Call	Morgan Stanley & Co. LLC	16,500 USD	12/04/24	7,500	7,500	2,430,000	613,521	(1,816,479)
LME Nickel 3M Call	Morgan Stanley & Co. LLC	40,000 USD	12/04/24	1,260	1,260	2,431,800	1,824,155	(607,645)
Russell 2000 Index Call 3 12/15/23	Bank of America N.A.	3 USD	12/15/23	69,520,000	69,520,000	2,120,360	266,887	(1,853,473)
Russell 2000 Index Call 3 7/21/23	Citi Bank N.A.	3 USD	07/21/23	79,999,999	79,999,999	2,200,000	40,480	(2,159,520)
USD TRY FX Option Call 20.05 4/5/23	Citi Bank N.A.	20 USD	04/05/23	26,000,000	26,000,000	645,710	17,086	(628,624)
USD ZAR FX Option Call 20 5/30/23	Goldman Sachs & Co. LLC	20 USD	05/30/23	65,600,000	65,600,000	647,800	163,587	(484,213)
USD ZAR FX Option Call 20.5 4/28/23	Citi Bank N.A.	21 USD	04/28/23	65,600,000	65,600,000	195,816	11,528	(184,288)
XPD USD FX Option Call 1800 5/17/23	JPMorgan Chase Bank, N.A.	1,800 USD	05/17/23	6,600	6,600	244,200	110,821	(133,379)

						$18,948,638	$8,441,987	$(10,506,651)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options — 0.1%
Buy Euro Digital Put USD Call JPY at 123 Jun23	Deutsche Bank AG	123 USD	06/16/23	2,200,000	2,200,000	$217,800	$249,693	$31,893
Buy Euro Digital Put USD Call JPY at 123 Jun23	Bank of America N.A.	123 USD	06/16/23	2,200,000	2,200,000	216,700	249,693	32,993
DJ EURO STOXX 50 06/16/23 3788.38P	JPMorgan Chase N.A.	3,788 EUR	06/16/23	17,450	17,450	398,004	273,147	(124,857)
EO-USDBRL(USD) 04/03/23 5.1P	JPMorgan Chase Bank, N.A.	5 USD	04/03/23	65,000,000	65,000,000	922,350	562,503	(359,847)
FTSE 100 INDEX SEP 23 6700P KO	JPMorgan Chase N.A.	6,700 GBP	09/15/23	4,370	4,370	176,812	104,928	(71,884)
Interest Rate Swaption 1Y by 1Y EU 12/20/2023 to Pay Fixed 5% Receive SOFR 1Y BISL Adjst RFR	Barclays Bank PLC	5 USD	12/20/23	1,999,976,000	195,637,652,320	2,199,974	2,372,572	172,598
SPX DUAL DIGITAL BARRIER 07/21/23 3804.18P SPDR GO	Goldman Sachs & Co. LLC	3,804 USD	07/21/23	656,000	656,000	64,944	59,040	(5,904)
SX5E DUAL DIGITAL BARRIER 06/16/23 3835P	JPMorgan Chase Bank, N.A.	3,835 EUR	06/16/23	1,600,000	1,600,000	97,957	39,180	(58,777)
USD BRL FX Option Put 4.9 4/3/23	Citi Bank N.A.	5 USD	04/03/23	65,000,000	65,000,000	1,950	2,117	167
USD JPY Digital FX Option Put at 114.25 12/20/23	Bank of America N.A.	114 USD	12/20/23	6,160,000	6,160,000	609,224	609,729	505
USD JPY Digital FX Option Put at 120 7/20/23	Bank of America N.A.	120 USD	07/20/23	6,160,000	6,160,000	1,207,360	589,032	(618,328)
USD JPY FX Option Put 122 6/21/23	Goldman Sachs & Co. LLC	122 USD	06/21/23	1,650,000	1,650,000	—	159,563	159,563
USD THB FX Option Put 32.5 5/29/23	Citi Bank N.A.	33 USD	05/29/23	1,319,999	1,319,999	83,160	134,440	51,280
USD TRY FX Option Put 20.05 4/5/23	Citi Bank N.A.	20 USD	04/05/23	26,000,000	26,000,000	645,710	997,038	351,328

						$6,841,945	$6,402,675	$(439,270)

Total Purchased Options Outstanding						$50,271,557	$32,552,094	$(17,719,463)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value

REPURCHASE AGREEMENTS (p) — 2.8%
Barclays Capital, Inc., 4.05%, dated 08/16/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,367,867) (q)	1,361,100	$1,361,100
Barclays Capital, Inc., 3.00%, dated 07/15/2022, due On Demand (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due 03/24/2170, market value $1,925,165) (q)	2,004,128	2,004,128
Barclays Capital, Inc., 1.75%, dated 07/22/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,630,980) (q)	1,663,862	1,663,862
Barclays Capital, Inc., 2.25%, dated 10/04/2022, due On Demand (collateralized by People’s Republic of China, 1.20% due 10/21/2030, market value $844,242) (q)	857,269	857,269
Barclays Capital, Inc., 4.05%, dated 06/24/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $5,003,485) (q)	5,035,820	5,035,820
Barclays Capital, Inc., 3.50%, dated 07/27/2022, due On Demand (collateralized by Indonesian International Bond, 5.35% due 02/11/2049, market value $2,747,199) (q)	2,890,633	2,890,633
Barclays Capital, Inc., 4.60%, dated 06/23/2022, due On Demand (collateralized by Bahrain International Bond, 7.00% due 10/12/2028, market value $4,280,171) (q)	4,444,714	4,444,714
Barclays Capital, Inc., 4.50%, dated 09/07/2022, due On Demand (collateralized by Peru International Bond, 8.75% due 11/21/2033, market value $3,520,294) (q)	3,739,500	3,739,500
Barclays Capital, Inc., 4.05%, dated 02/08/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,104,314) (q)	1,124,277	1,124,277
Barclays Capital, Inc., 2.75%, dated 01/30/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $296,224) (q)	307,752	307,752
Barclays Capital, Inc., 2.75%, dated 01/31/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,380,999) (q)	1,430,266	1,430,266

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Barclays Capital, Inc., 2.75%, dated 02/01/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,004,513) (q)	1,042,315	$1,042,315
Barclays Capital, Inc., 2.25%, dated 07/06/2022, due On Demand (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $2,166,125) (q)	2,176,632	2,176,632
Barclays Capital, Inc., 4.50%, dated 11/10/2022, due On Demand (collateralized by Peru International Bond, 6.55% due 03/14/2037, market value $199,785) (q)	193,576	193,576
Barclays Capital, Inc., 4.00%, dated 02/03/2023, due On Demand (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $7,330,944) (q)	7,898,709	7,898,709
Barclays Capital, Inc., 4.45%, dated 01/04/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $478,549) (q)	490,329	490,329
Barclays Capital, Inc., 4.45%, dated 01/05/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,983,566) (q)	2,032,393	2,032,393
Barclays Capital, Inc., 4.45%, dated 01/10/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $484,581) (q)	503,520	503,520
Barclays Capital, Inc., 4.45%, dated 01/31/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $428,147) (q)	440,264	440,264
Barclays Capital, Inc., 4.50%, dated 01/04/2023, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $370,832) (q)	377,638	377,638
Barclays Capital, Inc., 4.50%, dated 01/06/2023, due On Demand (collateralized by Indonesian International Bond, 4.45% due 04/15/2070, market value $392,995) (q)	390,495	390,495
Barclays Capital, Inc., 4.50%, dated 01/10/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $2,146,396) (q)	2,206,051	2,206,051

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Barclays Capital, Inc., 4.50%, dated 01/13/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,001,526) (q)	1,036,490	$1,036,490
Barclays Capital, Inc., 4.50%, dated 01/27/2023, due On Demand (collateralized by Brazilian International Bond, 8.25% due 01/20/2034, market value $3,255,360) (q)	3,365,070	3,365,070
Barclays Capital, Inc., 4.50%, dated 12/22/2022, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $2,757,198) (q)	2,835,330	2,835,330
Barclays Capital, Inc., 4.50%, dated 12/29/2022, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,198,384) (q)	1,229,591	1,229,591
Barclays Capital, Inc., 4.60%, dated 12/29/2022, due On Demand (collateralized by Bahrain International Bond, 7.38% due 05/14/2030, market value $1,855,924) (q)	1,900,035	1,900,035
Barclays Capital, Inc., 4.45%, dated 03/10/2023, due On Demand (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $3,745,049) (q)	3,851,567	3,851,567
Barclays Capital, Inc., 4.50%, dated 02/02/2023, due On Demand (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $1,418,359) (q)	1,557,917	1,557,917
Barclays Capital, Inc., 4.50%, dated 02/08/2023, due On Demand (collateralized by Indonesian International Bond, 5.25% due 01/08/2047, market value $682,995) (q)	712,869	712,869
Barclays Capital, Inc., 4.50%, dated 03/22/2023, due On Demand (collateralized by Peru International Bond, 3.00% due 01/15/2034, market value $2,510,248) (q)	2,577,892	2,577,892
Citigroup Global Markets Limited, 1.25%, dated 01/11/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $3,373,682) (q)	4,090,700	4,090,700
Citigroup Global Markets Limited, 2.25%, dated 01/11/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $2,505,250) (q)	2,697,996	2,697,996

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 2.00%, dated 02/08/2023, due 04/28/2023 (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $2,382,738)	2,512,463	$2,512,463
JPMorgan Chase Bank, N.A., 3.00%, dated 01/04/2023, due 04/28/2023 (collateralized by Bank of China Bond, 3.60% Perpetual Maturity, market value $3,470,760)	3,757,131	3,757,131
JPMorgan Chase Bank, N.A., 2.25%, dated 01/04/2023, due 04/28/2023 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,837,746)	1,880,965	1,880,965
JPMorgan Chase Bank, N.A., 3.50%, dated 01/04/2023, due 04/28/2023 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $10,042,835)	10,651,460	10,651,460
JPMorgan Chase Bank, N.A., 1.75%, dated 01/03/2023, 04/28/2023 (collateralized by China International Bond, 2.13% due 12/03/2029, market value $4,525,545)	4,720,054	4,720,054
JPMorgan Chase Bank, N.A., 3.75%, dated 01/04/2023, due 04/28/2023 (collateralized by Tencent Holdings Bond, 1.81% due 01/26/2026, market value $1,704,601)	1,808,681	1,808,681
JPMorgan Chase Bank, N.A., 3.50%, dated 02/10/2023, due 04/28/2023 (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $1,118,621)	1,210,850	1,210,850
JPMorgan Chase Bank, N.A., 4.00%, dated 01/04/2023, due 04/17/2023 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $3,180,907)	3,411,689	3,411,689
JPMorgan Chase Bank, N.A., 4.00%, dated 01/04/2023, due 04/28/2023 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $4,485,448)	4,716,429	4,716,429
JPMorgan Chase Bank, N.A., 4.20%, dated 01/19/2023, due 04/28/2023 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,002,469)	1,064,837	1,064,837
JPMorgan Chase Bank, N.A., 4.20%, dated 01/30/2023, due 04/28/2023 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $858,181)	903,348	903,348

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.20%, dated 02/01/2023, due 04/28/2023 (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $830,774)	912,306	$912,306
JPMorgan Chase Bank, N.A., 4.15%, dated 02/09/2023, due 04/28/2023 (collateralized by Colombian International Bond, 5.63% due 02/26/2044, market value $1,329,239)	1,456,455	1,456,455
JPMorgan Chase Bank, N.A., 4.50%, dated 01/04/2023, due 04/17/2023 (collateralized by Bahrain International Bond, 5.63% due 09/30/2031, market value $1,845,240)	1,968,750	1,968,750
JPMorgan Chase Bank, N.A., 4.50%, dated 01/04/2023, due 04/28/2023 (collateralized by Brazilian International Bond, 5.63% due 02/21/2047, market value $2,577,892)	2,661,178	2,661,178
JPMorgan Chase Bank, N.A., 4.50%, dated 01/24/2023, due 04/28/2023 (collateralized by Brazilian International Bond, 3.88% due 06/12/2030, market value $679,358)	717,756	717,756
JPMorgan Chase Bank, N.A., 4.50%, dated 01/25/2023, due 04/28/2023 (collateralized by Brazilian International Bond, 3.88% due 06/12/2030, market value $3,395,000)	3,581,343	3,581,343
JPMorgan Chase Bank, N.A., 4.50%, dated 01/26/2023, due 04/28/2023 (collateralized by Brazilian International Bond, 3.88% due 06/12/2030, market value $1,357,821)	1,425,352	1,425,352
JPMorgan Chase Bank, N.A., 4.65%, dated 01/04/2023, due 04/28/2023 (collateralized by Brazilian International Bond, 5.00% due 01/27/2045, market value $649,067)	674,780	674,780
JPMorgan Chase Bank, N.A., 4.50%, dated 03/29/2023, due 04/28/2023 (collateralized by Bahrain International Bond, 7.50% due 09/30/2047, market value $635,381)	671,468	671,468
JPMorgan Chase Bank, N.A., 4.76%, dated 03/29/2023, due 04/05/2023 (collateralized by US Treasury Notes, 3.00% due 08/15/2052, market value $2,520,062)	2,494,044	2,494,044

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.77%, dated 03/29/2023, due 04/05/2023 (collateralized by US Treasury Notes, 2.88% due 05/15/2052, market value $1,847,470)	1,844,537	$1,844,537

TOTAL REPURCHASE AGREEMENTS (COST $123,512,576)	123,512,576	$123,512,576

TOTAL INVESTMENTS IN SECURITIES — 109.4% (COST $4,948,877,615)		4,844,439,894

TOTAL SECURITIES SOLD SHORT — (27.3)% (PROCEEDS $1,220,537,343)		(1,207,819,941)

Other Assets (r) — 17.9%		793,527,105

Net Assets — 100.0%		$4,430,147,058

SECURITIES SOLD SHORT — (27.3)%
COMMON STOCK — (11.3)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd. (a)	2,100	$(18,396)

Materials — (0.0)%
Caledonia Mining Corp. PLC	200	(3,040)
Platinum Group Metals Ltd. (a)	1,100	(1,573)

		(4,613)

Software & Technology Services — (0.0)%
Lesaka Technologies, Inc. (a)	800	(3,840)

Total Africa		(26,849)

Asia — (0.7)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	20,900	(1,393,403)
KB Financial Group, Inc., ADR	4,000	(145,680)
Mitsubishi UFJ Financial Group, Inc., ADR	93,300	(596,187)
Shinhan Financial Group Co., Ltd., ADR	2,600	(70,044)
Sumitomo Mitsui Financial Group, Inc., ADR	55,600	(444,800)

		(2,650,114)

Consumer Discretionary Products — (0.0)%
Ezgo Technologies Ltd. (a)	800	(1,432)
Gogoro, Inc. (a)	4,600	(18,630)
Polestar Automotive Holding UK PLC, Class A ADR (a)	400	(1,516)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Toyota Motor Corp., ADR	3,300	$(467,577)

		(489,155)

Consumer Discretionary Services — (0.1)%
51 Talk Online Education Group, ADR (a)	50	(343)
China Liberal Education Holdings Ltd. (a)	700	(424)
H World Group Ltd., ADR (a)	20,900	(1,023,682)
Meta Data Ltd., ADR (a)	500	(524)
Meten Holding Group Ltd. (a)	1,620	(356)
Skillful Craftsman Education Technology Ltd. (a)	800	(1,528)
Tarena International, Inc., ADR (a)	133	(436)
Yum China Holdings, Inc.	21,800	(1,381,902)

		(2,409,195)

Consumer Staple Products — (0.0)%
Farmmi, Inc. (a)	5,656	(2,566)
RLX Technology, Inc., ADR (a)	25,800	(74,820)
TDH Holdings, Inc. (a)	760	(950)

		(78,336)

Financial Services — (0.0)%
360 DigiTech, Inc., ADR	5,500	(106,700)
Bit Digital, Inc. (a)	26,400	(40,656)
Jianpu Technology, Inc., ADR (a)	400	(616)
Lufax Holding Ltd., ADR	39,600	(80,784)
Nomura Holdings, Inc., ADR	500	(1,900)
ORIX Corp., ADR	100	(8,208)
Qudian, Inc., ADR (a)	10,000	(12,000)
SOS Ltd., ADR (a)	1,904	(7,883)
Up Fintech Holding Ltd., ADR (a)	1,400	(4,662)
X Financial, ADR (a)	200	(624)

		(264,033)

Health Care — (0.0)%
Aesthetic Medical International Holdings Group Ltd., ADR (a)	300	(378)
Anpac Bio-Medical Science Co., Ltd., ADR (a)	495	(2,178)
BeiGene Ltd., ADR (a)	3,700	(797,461)
Burning Rock Biotech Ltd., ADR (a)	3,000	(8,430)
Connect Biopharma Holdings Ltd., ADR (a)	1,200	(1,200)
Hutchmed China Ltd., ADR (a)	1,000	(13,020)
MEDIROM Healthcare Technologies, Inc., ADR (a)	100	(629)
Qilian International Holding Group Ltd.	300	(387)
Scilex Holding Co. (a)	11,154	(91,463)
Zai Lab Ltd., ADR (a)	900	(29,934)

		(945,080)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd. (a)	40	$(59)

Industrial Services — (0.0)%
BEST, Inc., ADR (a)	3,660	(2,891)
EHang Holdings Ltd., ADR (a)	11,300	(123,509)
Full Truck Alliance Co., Ltd., ADR (a)	111,400	(847,754)
Grindrod Shipping Holdings Ltd.	700	(7,364)
Guardforce AI Co., Ltd. (a)	300	(2,124)
MingZhu Logistics Holdings Ltd. (a)	2,259	(2,621)
Pop Culture Group Co., Ltd., Class A (a)	600	(480)

		(986,743)

Insurance — (0.0)%
Huize Holding Ltd., ADR (a)	700	(910)
Prudential PLC, ADR	200	(5,468)
TIAN RUIXIANG Holdings Ltd., Class A (a)	240	(264)

		(6,642)

Materials — (0.0)%
Ikonics Corp. (a),(c)	100	0
Origin Agritech Ltd. (a)	300	(1,776)
POSCO Holdings, Inc., ADR	1,400	(97,566)
Tantech Holdings Ltd. (a)	387	(743)
ZK International Group Co., Ltd. (a)	1,200	(781)

		(100,866)

Media — (0.1)%
Baidu, Inc., ADR (a)	100	(15,092)
Baosheng Media Group Holding Ltd. (a)	139	(480)
Dada Nexus Ltd., ADR (a)	12,000	(101,640)
DouYu International Holdings Ltd., ADR (a)	4,400	(5,236)
Grab Holdings Ltd., Class A (a)	335,300	(1,009,253)
iClick Interactive Asia Group Ltd., ADR (a)	250	(850)
MakeMyTrip Ltd. (a)	4,800	(117,456)
NetEase, Inc., ADR	13,500	(1,193,940)
Phoenix New Media Ltd., ADR (a)	16	(36)
Pintec Technology Holdings Ltd., ADR (a)	300	(324)
So-Young International, Inc., ADR (a)	900	(1,935)
Sohu.com Ltd., ADR (a)	800	(11,784)
The9 Ltd., ADR (a)	4,400	(3,430)
Trip.com Group Ltd., ADR (a)	75,700	(2,851,619)
Uxin Ltd., ADR (a)	4,080	(9,139)
Zhihu, Inc., ADR (a)	26,400	(33,528)

		(5,355,742)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Oil & Gas — (0.0)%
Recon Technology Ltd., Class A (a)	2,300	$(788)

Real Estate — (0.0)%
Fangdd Network Group Ltd., ADR (a)	940	(926)
FLJ Group Ltd., ADR (a)	4,600	(3,406)

		(4,332)

Renewable Energy — (0.1)%
Daqo New Energy Corp., ADR (a)	17,700	(829,068)
Emeren Group Ltd., ADR (a)	11,800	(52,510)
JinkoSolar Holding Co., Ltd., ADR (a)	10,800	(551,016)

		(1,432,594)

Retail & Wholesale—Discretionary — (0.3)%
ATRenew, Inc., ADR (a)	5,400	(16,470)
Boqii Holding Ltd., ADR (a)	533	(605)
Coupang, Inc. (a)	133,400	(2,134,400)
DingDong Cayman Ltd., ADR (a)	13,400	(51,724)
E-Home Household Service Holdings Ltd. (a)	60	(6)
Future Fintech Group, Inc. (a)	260	(278)
JD.com, Inc., ADR	37,300	(1,637,097)
JX Luxventure Ltd. (a)	1,000	(520)
Kaixin Auto Holdings (a)	3,200	(1,748)
LightInTheBox Holding Co., Ltd., ADR (a)	1,000	(1,610)
Moxian BVI, Inc. (a)	800	(776)
Sea Ltd., ADR (a)	90,900	(7,867,395)
Vipshop Holdings Ltd., ADR (a)	3,600	(54,648)
Yatsen Holding Ltd., ADR (a)	21,000	(31,080)

		(11,798,357)

Retail & Wholesale—Staples — (0.0)%
Meiwu Technology Co., Ltd. (a)	200	(36)

Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	625	(631)
BIT Mining Ltd., ADR (a)	4,450	(10,947)
Bit Origin Ltd. (a)	2,300	(644)
Borqs Technologies, Inc. (a)	14,700	(3,675)
Cloopen Group Holding Ltd., ADR (a)	566	(979)
Datasea, Inc. (a)	500	(605)
Gaotu Techedu, Inc., ADR (a)	35,300	(148,966)
Infosys Ltd., ADR	3,100	(54,064)
Kingsoft Cloud Holdings Ltd., ADR (a)	27,700	(246,253)
Link Motion, Inc., ADR (a),(c)	11,000	0
Metalpha Technology Holding Ltd. (a)	700	(725)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
OneConnect Financial Technology Co., Ltd., ADR (a)	1,640	$(8,725)
Powerbridge Technologies Co., Ltd. (a)	12,300	(1,150)
Qutoutiao, Inc., ADR (a)	1,160	(211)
Sify Technologies Ltd., ADR (a)	500	(630)
Taoping, Inc. (a)	500	(315)
TaskUS, Inc., Class A (a)	5,000	(72,200)
TDCX, Inc., ADR (a)	1,900	(16,910)
TELUS International CDA, Inc. (a)	400	(8,092)
Tuya, Inc., ADR (a)	18,500	(34,965)
WiMi Hologram Cloud, Inc., ADR (a)	3,700	(3,996)
Youdao, Inc., ADR (a)	2,800	(23,800)

		(638,483)

Tech Hardware & Semiconductors — (0.0)%
Canaan, Inc., ADR (a)	44,800	(120,960)
Ebang International Holdings, Inc., Class A (a)	616	(4,318)
Himax Technologies, Inc., ADR	7,600	(61,788)
SemiLEDs Corp. (a)	300	(657)
Sony Group Corp., ADR	12,400	(1,124,060)

		(1,311,783)

Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR (a)	8,700	(60,813)
Chunghwa Telecom Co., Ltd., ADR	1,400	(54,740)
GDS Holdings Ltd., ADR (a)	19,700	(367,602)
KT Corp., ADR	15,500	(175,770)
SK Telecom Co., Ltd., ADR	200	(4,102)
Telkom Indonesia Persero Tbk PT, ADR	4,200	(114,534)
Vnet Group, Inc., ADR (a)	24,000	(77,760)

		(855,321)

Utilities — (0.0)%
Azure Power Global Ltd. (a)	5,800	(14,442)
Korea Electric Power Corp., ADR	4,300	(29,842)
ReNew Energy Global PLC, Class A (a)	21,100	(118,582)

		(162,866)

Total Asia		(29,490,525)

Europe — (0.3)%
Banking — (0.1)%
Barclays PLC, ADR	61,900	(445,061)
Deutsche Bank AG	47,900	(489,059)
HSBC Holdings PLC, ADR	48,500	(1,655,305)
ING Groep NV, ADR	12,000	(142,440)
Lloyds Banking Group PLC, ADR	40,400	(93,728)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
NatWest Group PLC, ADR	600	$(3,960)
Safe Bulkers, Inc.	600	(2,214)

		(2,831,767)

Consumer Discretionary Services — (0.0)%
InterContinental Hotels Group PLC, ADR	800	(53,280)
Sportradar Holding AG, Class A (a)	1,600	(18,608)
Super Group SGHC Ltd. (a)	100	(403)

		(72,291)

Consumer Staple Products — (0.1)%
Anheuser-Busch InBev SA, ADR	23,600	(1,574,828)
Unilever PLC, ADR	41,000	(2,129,130)

		(3,703,958)

Financial Services — (0.0)%
AerCap Holdings NV	7,800	(438,594)
Argo Blockchain PLC, ADR (a)	100	(167)
UBS Group AG	56,900	(1,214,246)

		(1,653,007)

Health Care — (0.1)%
ADC Therapeutics SA (a)	500	(975)
Alcon, Inc.	900	(63,486)
Amryt Pharma PLC, ADR (a)	500	(7,290)
Aptorum Group Ltd., Class A (a)	130	(347)
Ascendis Pharma A/S, ADR (a)	4,700	(503,934)
Babylon Holdings Ltd., Class A (a)	904	(4,601)
BioNTech SE, ADR (a)	13,200	(1,644,324)
CureVac NV (a)	1,200	(8,364)
Galapagos NV, ADR (a)	1,700	(65,688)
GH Research PLC (a)	600	(4,794)
ICON PLC, ADR (a)	5,200	(1,110,668)
InflaRx NV (a)	1,300	(2,522)
Mereo Biopharma Group PLC, ADR (a)	18,200	(12,866)
Molecular Partners AG, ADR (a)	100	(600)
NuCana PLC, ADR (a)	1,600	(1,536)
Olink Holding AB, ADR (a)	2,200	(49,566)
Smith & Nephew PLC, ADR	1,200	(33,492)
Trinity Biotech PLC, ADR (a)	800	(752)
uniQure NV (a)	2,300	(46,322)

		(3,562,127)

Industrial Products — (0.0)%
Wallbox NV (a)	3,600	(17,604)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Industrial Services — (0.0)%
Cimpress PLC (a)	900	$(39,438)
Costamare, Inc.	9,800	(92,218)
Danaos Corp.	100	(5,462)
Global Ship Lease, Inc., Class A	1,800	(33,732)
KNOT Offshore Partners LP	100	(536)
Rentokil Initial PLC, ADR	4,000	(146,040)
Ryanair Holdings PLC, ADR (a)	6,600	(622,314)

		(939,740)

Insurance — (0.0)%
Aegon NV	45,100	(193,930)

Materials — (0.0)%
Atlas Lithium Corp. (a)	200	(3,462)
CRH PLC, ADR	9,900	(503,613)
Mercer International, Inc.	300	(2,933)

		(510,008)

Media — (0.0)%
Jumia Technologies AG, ADR (a)	41,900	(137,851)
Liberty Global PLC, Class A (a)	1,000	(19,500)
Spark Networks SE, ADR (a)	1,000	(671)
WPP PLC, ADR	800	(47,616)

		(205,638)

Retail & Wholesale—Discretionary — (0.0)%
Cazoo Group Ltd. (a)	1,545	(3,847)
Farfetch Ltd., Class A (a)	148,000	(726,680)
MYT Netherlands Parent BV, ADR (a)	1,700	(11,951)

		(742,478)

Software & Technology Services — (0.0)%
Kaleyra, Inc. (a)	1,342	(2,214)
RELX PLC, ADR	5,900	(191,396)
SAP SE, ADR	1,700	(215,135)
Sophia Genetics SA (a)	300	(1,491)

		(410,236)

Tech Hardware & Semiconductors — (0.0)%
Logitech International SA	1,100	(63,866)

Utilities — (0.0)%
National Grid PLC, ADR	4,800	(326,352)

Total Europe		(15,233,002)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Middle East — (0.0)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	4,200	$(1,722)
Innoviz Technologies Ltd. (a)	100	(350)

		(2,072)

Consumer Discretionary Services — (0.0)%
NEOGAMES SA (a)	200	(3,040)

Health Care — (0.0)%
Can-Fite BioPharma Ltd., ADR (a)	30	(69)
Collplant Biotechnologies Ltd., ADR (a)	300	(2,106)
Gamida Cell Ltd. (a)	9,800	(7,938)
InspireMD, Inc. (a)	173	(192)
Nano-X Imaging Ltd. (a)	9,300	(53,661)

		(63,966)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(34,042)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	13,960	(11,021)

Materials — (0.0)%
Evogene Ltd. (a)	2,500	(1,575)

Media — (0.0)%
Innovid Corp. (a)	4,636	(6,537)
Taboola.com Ltd. (a)	2,400	(6,528)

		(13,065)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	200	(538)

Software & Technology Services — (0.0)%
Cognyte Software Ltd. (a)	4,800	(16,272)
Global-e Online Ltd. (a)	5,800	(186,934)
Yalla Group Ltd., ADR (a)	3,300	(13,002)

		(216,208)

Tech Hardware & Semiconductors — (0.0)%
Ceragon Networks Ltd. (a)	4,100	(6,847)
Gilat Satellite Networks Ltd. (a)	1,000	(5,120)
SuperCom Ltd. (a)	610	(854)

		(12,821)

Total Middle East		(358,348)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
North America — (10.1)%
Banking — (1.7)%
Associated Banc-Corp.	700	$(12,586)
Atlantic Union Bankshares Corp.	107,246	(3,758,972)
Axos Financial, Inc. (a)	163,846	(6,049,194)
Banc of California, Inc.	24,293	(304,391)
Bancorp, Inc.	83,770	(2,332,995)
Bank of Montreal	10,600	(944,566)
Bank of Nova Scotia	37,400	(1,883,464)
Bank of NT Butterfield & Son Ltd.	41,405	(1,117,935)
Bank OZK	151,308	(5,174,734)
Bankwell Financial Group, Inc.	4,121	(102,448)
Banner Corp.	8,277	(450,020)
Blue Ridge Bankshares, Inc.	6,747	(68,819)
Byline Bancorp, Inc.	3,520	(76,102)
Canadian Imperial Bank of Commerce	17,780	(754,228)
Carver Bancorp, Inc. (a)	400	(1,596)
Cathay General Bancorp	3,450	(119,094)
Citizens Financial Group, Inc.	125,149	(3,800,775)
City Holding Co.	45,791	(4,161,486)
Civista Bancshares, Inc.	7,364	(124,304)
Columbia Banking System, Inc.	7,700	(164,934)
Commerce Bancshares, Inc.	1,796	(104,797)
CrossFirst Bankshares, Inc.	44,995	(471,548)
CVB Financial Corp.	76,790	(1,280,857)
Eagle Bancorp, Inc.	7,986	(267,291)
East West Bancorp, Inc.	78,447	(4,353,809)
Enterprise Financial Services Corp.	2,496	(111,297)
Fifth Third Bancorp	2,630	(70,063)
First Citizens BancShares, Inc., Class A	800	(778,480)
First Horizon Corp.	118,900	(2,114,042)
First Interstate BancSystem, Inc., Class A	5,100	(152,286)
FNB Corp.	500	(5,800)
Frost Bankers, Inc.	900	(94,806)
Home BancShares, Inc.	130,991	(2,843,815)
Huntington Bancshares, Inc.	79,899	(894,869)
Independent Bank Corp.	1,100	(72,182)
JPMorgan Chase & Co.	2,979	(388,193)
KeyCorp (b)	14,897	(186,510)
Live Oak Bancshares, Inc.	26,963	(657,088)
M&T Bank Corp.	301	(35,991)
New York Community Bancorp, Inc.	232,896	(2,105,380)
Old National Bancorp	41,894	(604,111)
Pacific Premier Bancorp, Inc.	22,981	(552,004)
Park National Corp.	100	(11,857)
Pathward Financial, Inc.	38,313	(1,589,606)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Peoples Bancorp, Inc.	1,685	$(43,389)
Preferred Bank	50,858	(2,787,527)
Prosperity Bancshares, Inc.	57,882	(3,560,901)
Regions Financial Corp.	53,428	(991,624)
Royal Bank of Canada	18,700	(1,787,346)
Sandy Spring Bancorp, Inc.	25,784	(669,868)
ServisFirst Bancshares, Inc.	1,200	(65,556)
Simmons First National Corp., Class A	31,022	(542,575)
South State Corp.	61,106	(4,354,414)
Stellar Bancorp, Inc.	100	(2,461)
TFS Financial Corp.	3,400	(42,942)
Toronto-Dominion Bank	11,500	(688,850)
Towne Bank	23,334	(621,851)
Truist Financial Corp. (b)	371	(12,651)
UMB Financial Corp.	500	(28,860)
United Bankshares, Inc.	2,400	(84,480)
United Community Banks, Inc.	37,408	(1,051,913)
Valley National Bancorp	7,900	(72,996)
Veritex Holdings, Inc.	123,497	(2,255,055)
Webster Financial Corp.	15,200	(599,184)
Westamerica BanCorp.	137	(6,069)
Western Alliance Bancorp	14,565	(517,640)
WSFS Financial Corp.	2,800	(105,308)
Zions BanCorp.	92,273	(2,761,731)

		(74,804,516)

Biotechnology & Pharmaceuticals — (0.0)%
Contra Gemini Therapeutics, Inc. (a),(c)	1,300	0
Neurobo Pharmaceuticals, Inc. (a),(c)	92	(29)

		(29)

Consumer Discretionary Products — (0.7)%
Adient PLC (a)	3,800	(155,648)
Aterian, Inc. (a)	2,200	(1,892)
Aurora Innovation, Inc. (a)	36,400	(50,596)
Axon Enterprise, Inc. (a)	3,700	(831,945)
BRP, Inc.	200	(15,640)
Canoo, Inc. (a)	68,700	(44,834)
Carter's, Inc.	10,900	(783,928)
CBAK Energy Technology, Inc. (a)	4,200	(3,696)
Century Communities, Inc.	1,800	(115,056)
Cepton, Inc. (a)	5,700	(2,647)
Columbia Sportswear Co.	1,700	(153,408)
Deckers Outdoor Corp. (a)	2,000	(899,100)
DR Horton, Inc.	41,900	(4,093,211)
Dream Finders Homes, Inc., Class A (a)	2,500	(33,125)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Embark Technology, Inc. (a)	300	$(843)
Fox Factory Holding Corp. (a)	1,500	(182,055)
Gildan Activewear, Inc.	11,500	(381,685)
Goodyear Tire & Rubber Co. (a)	17,500	(192,850)
Green Brick Partners, Inc. (a)	500	(17,530)
Hanesbrands, Inc.	80,900	(425,534)
Harley-Davidson, Inc.	3,900	(148,083)
Holley, Inc. (a)	3,300	(9,042)
iRobot Corp. (a)	700	(30,548)
Kontoor Brands, Inc.	900	(43,551)
LCI Industries	1,900	(208,753)
Lennar Corp., Class A	20,300	(2,133,733)
LGI Homes, Inc. (a)	3,200	(364,896)
Lordstown Motors Corp., Class A (a)	59,500	(39,454)
Luminar Technologies, Inc. (a)	5,300	(34,397)
Mattel, Inc. (a)	200	(3,682)
Microvast Holdings, Inc. (a)	23,700	(29,388)
MillerKnoll, Inc.	700	(14,315)
NIKE, Inc., Class B (b)	10,069	(1,234,862)
PLBY Group, Inc. (a)	22,064	(43,687)
Rivian Automotive, Inc., Class A (a)	144,900	(2,243,052)
SES AI Corp. (a)	8,600	(25,370)
Skyline Champion Corp. (a)	3,100	(233,213)
Smith & Wesson Brands, Inc.	3,600	(44,316)
Tempur Sealy International, Inc.	13,600	(537,064)
Tesla, Inc. (a)	57,300	(11,887,458)
Thor Industries, Inc.	7,700	(613,228)
Topgolf Callaway Brands Corp. (a)	4,200	(90,804)
Torrid Holdings, Inc. (a)	2,000	(8,720)
Traeger, Inc. (a)	7,200	(29,592)
Vinco Ventures, Inc. (a)	104,500	(33,576)
Visteon Corp. (a)	1,000	(156,830)
Volcon, Inc. (a)	1,300	(1,950)
Winnebago Industries, Inc.	8,000	(461,600)
Worksport Ltd. (a)	1,500	(2,190)
XPEL, Inc. (a)	1,800	(122,310)

		(29,214,887)

Consumer Discretionary Services — (0.4)%
Bally's Corp. (a)	5,100	(99,552)
Bird Global, Inc., Class A (a)	44,600	(12,483)
Boyd Gaming Corp.	1,300	(83,356)
Bright Horizons Family Solutions, Inc. (a)	100	(7,699)
Brinker International, Inc. (a)	100	(3,800)
BurgerFi International, Inc. (a)	800	(944)
Caesars Entertainment, Inc. (a)	56,176	(2,741,951)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Carnival PLC, ADR (a)	600	$(5,490)
Chipotle Mexican Grill, Inc. (a)	1,100	(1,879,119)
Choice Hotels International, Inc.	200	(23,438)
Cinemark Holdings, Inc. (a)	100	(1,479)
Dave & Buster's Entertainment, Inc. (a)	12,500	(459,875)
Domino's Pizza, Inc.	1,600	(527,792)
European Wax Center, Inc., Class A	800	(15,200)
F45 Training Holdings, Inc. (a)	10,992	(12,751)
Grand Canyon Education, Inc. (a)	2,100	(239,190)
Hall of Fame Resort & Entertainment Co. (a)	581	(5,316)
Helbiz, Inc. (a)	984	(3,601)
Hilton Grand Vacations, Inc. (a)	100	(4,443)
Las Vegas Sands Corp. (a)	6,500	(373,425)
Life Time Group Holdings, Inc. (a)	600	(9,576)
Light & Wonder, Inc. (a)	1,900	(114,095)
Live Nation Entertainment, Inc.	7,555	(528,850)
Madison Square Garden Entertainment Corp. (a)	2,600	(153,582)
Marriott Vacations Worldwide Corp.	1,600	(215,776)
Medifast, Inc.	200	(20,734)
MGM Resorts International	16,000	(710,720)
Papa John's International, Inc.	2,200	(164,846)
Penn Entertainment, Inc. (a)	14,900	(441,934)
Rent the Runway, Inc., Class A (a)	9,000	(25,650)
Restaurant Brands International, Inc.	15,200	(1,020,528)
Royal Caribbean Cruises Ltd. (a)	63,600	(4,153,080)
Service Corp. International	2,500	(171,950)
Six Flags Entertainment Corp. (a)	20,400	(544,884)
Sonder Holdings, Inc. (a)	24,600	(18,625)
Strategic Education, Inc.	100	(8,983)
Super League Gaming, Inc. (a)	2,700	(1,498)
Udemy, Inc. (a)	4,100	(36,203)
Vail Resorts, Inc.	2,200	(514,096)
XWELL, Inc. (a)	1,400	(505)

		(15,357,019)

Consumer Staple Products — (0.2)%
22nd Century Group, Inc. (a)	21,500	(16,534)
Alkaline Water Co., Inc. (The) (a)	16,200	(2,595)
Aurora Cannabis, Inc. (a)	136,200	(94,972)
B&G Foods, Inc.	7,600	(118,028)
Beachbody Co., Inc. (The) (a)	11,300	(5,449)
Benson Hill, Inc. (a)	12,000	(13,800)
Boston Beer Co., Inc., Class A (a)	100	(32,870)
BRC, Inc., Class A (a)	12,800	(65,792)
Bright Green Corp. (a)	2,544	(2,396)
Celsius Holdings, Inc. (a)	3,100	(288,114)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Central Garden & Pet Co., Class A (a)	1,400	$(54,698)
Clever Leaves Holdings, Inc. (a)	4,800	(1,833)
Constellation Brands, Inc., Class A	16,800	(3,794,952)
Coty, Inc., Class A (a)	53,200	(641,592)
Cronos Group, Inc. (a)	10,400	(20,176)
Darling Ingredients, Inc. (a)	8,200	(478,880)
Dole PLC	8,200	(96,268)
Eastside Distilling, Inc. (a)	1,200	(420)
Energizer Holdings, Inc.	5,900	(204,730)
Estee Lauder Cos., Inc. (The), Class A	4,100	(1,010,486)
Farmer Bros Co. (a)	300	(1,158)
Flora Growth Corp. (a)	100	(29)
Herbalife Nutrition Ltd. (a)	2,000	(32,200)
HEXO Corp. (a)	7,521	(10,078)
Honest Co., Inc. (The) (a)	4,800	(8,640)
Hormel Foods Corp.	600	(23,928)
IM Cannabis Corp. (a)	370	(265)
Ingredion, Inc.	600	(61,038)
J & J Snack Foods Corp.	400	(59,288)
Kraft Heinz Co.	2,400	(92,808)
Krispy Kreme, Inc.	11,900	(185,045)
Lamb Weston Holdings, Inc.	3,200	(334,464)
Lancaster Colony Corp.	100	(20,288)
Leafly Holdings, Inc. (a)	700	(280)
National Beverage Corp. (a)	800	(42,176)
Nu Skin Enterprises, Inc., Class A	1,100	(43,241)
Oatly Group AB, ADR (a)	1,000	(2,420)
Organigram Holdings, Inc. (a)	28,100	(17,984)
Pilgrim's Pride Corp. (a)	12,700	(294,386)
Post Holdings, Inc. (a)	2,300	(206,701)
RiceBran Technologies (a)	380	(353)
Seneca Foods Corp., Class A (a)	100	(5,227)
Simply Good Foods Co. (The) (a)	1,400	(55,678)
Spectrum Brands Holdings, Inc.	4,300	(284,746)
Stryve Foods, Inc., Class A (a)	1,800	(873)
Tilray Brands, Inc., Class 2 (a)	258,500	(654,005)
TreeHouse Foods, Inc. (a)	1,400	(70,602)
Upexi, Inc. (a)	600	(2,430)
Utz Brands, Inc.	5,400	(88,938)
Village Farms International, Inc. (a)	100	(83)
Vintage Wine Estates, Inc. (a)	1,600	(1,712)
Vita Coco Co., Inc. (The) (a)	3,300	(64,746)
Whole Earth Brands, Inc. (a)	5,000	(12,800)
Zevia PBC, Class A (a)	2,900	(11,165)

		(9,634,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Financial Services — (0.7)%
AG Mortgage Investment Trust, Inc.	2,000	$(11,500)
AGNC Investment Corp.	7,300	(73,584)
Altisource Portfolio Solutions SA (a)	2,200	(10,120)
American Express Co.	6,964	(1,148,712)
Ameriprise Financial, Inc.	400	(122,600)
Annaly Capital Management, Inc.	170,950	(3,266,855)
Apollo Commercial Real Estate Finance, Inc.	5,400	(50,274)
Apollo Global Management, Inc.	26,500	(1,673,740)
Applied Digital Corp. (a)	11,800	(26,432)
Arbor Realty Trust, Inc.	38,400	(441,216)
Ares Management Corp., Class A	1,400	(116,816)
Artisan Partners Asset Management, Inc., Class A	1,500	(47,970)
Ault Alliance, Inc. (a)	117,900	(12,321)
BlackRock, Inc.	3,143	(2,103,044)
Blackstone Mortgage Trust, Inc., Class A	40,700	(726,495)
Blue Owl Capital, Inc.	12,900	(142,932)
Bread Financial Holdings, Inc.	8,500	(257,720)
Brookfield Asset Management Ltd., Class A	800	(26,176)
Brookfield Business Corp., Class A	100	(1,982)
Brookfield Corp., Class A	72,767	(2,371,477)
Capital One Financial Corp.	28,897	(2,778,736)
Chimera Investment Corp.	27,500	(155,100)
Compass Diversified Holdings	1,000	(19,080)
Contra Cvr Catalyst (a),(c)	4,600	0
Dave, Inc. (a)	500	(3,030)
Discover Financial Services	18,851	(1,863,233)
Doma Holdings, Inc. (a)	14,400	(5,868)
Dynex Capital, Inc.	100	(1,212)
Ellington Financial, Inc.	13,600	(166,056)
Encore Capital Group, Inc. (a)	400	(20,180)
Enova International, Inc. (a)	16,670	(740,648)
Federal Agricultural Mortgage Corp., Class C	100	(13,319)
Finance Of America Cos., Inc., Class A (a)	1,600	(1,984)
Flywire Corp.	7,515	(220,640)
Forge Global Holdings, Inc. (a)	7,300	(12,775)
Franklin BSP Realty Trust, Inc.	4,400	(52,492)
FTAI Infrastructure, Inc.	8,300	(24,900)
Greenpro Capital Corp. (a)	580	(864)
Home Point Capital, Inc.	500	(965)
Interactive Brokers Group, Inc., Class A	12,097	(998,728)
Invesco Mortgage Capital, Inc.	4,020	(44,582)
Kinetik Holdings, Inc.	420	(13,146)
KKR & Co., Inc.	59,500	(3,124,940)
KKR Real Estate Finance Trust, Inc.	100	(1,139)
LendingClub Corp.	60,345	(435,087)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
loanDepot, Inc., Class A	11,900	$(19,159)
LPL Financial Holdings, Inc.	4,300	(870,320)
MFA Financial, Inc.	25	(248)
Moelis & Co., Class A	3,000	(115,320)
Mogo, Inc. (a)	2,900	(1,906)
Morgan Stanley	9,400	(825,320)
Mr. Cooper Group, Inc. (a)	7,100	(290,887)
Nelnet, Inc., Class A	500	(45,945)
NerdWallet, Inc., Class A (a)	1,500	(24,270)
New York Mortgage Trust, Inc.	12,925	(128,733)
OMNIQ Corp. (a)	100	(486)
OneMain Holdings, Inc.	5,700	(211,356)
Oportun Financial Corp. (a)	100	(386)
OppFi, Inc. (a)	1,200	(2,460)
P10, Inc., Class A	400	(4,044)
Patria Investments Ltd., Class A	1,300	(19,240)
PennyMac Financial Services, Inc.	5,800	(345,738)
PennyMac Mortgage Investment Trust	16,100	(198,513)
Perella Weinberg Partners	1,500	(13,650)
Raymond James Financial, Inc.	5,700	(531,639)
Ready Capital Corp.	20,300	(206,451)
Redwood Trust, Inc.	18,800	(126,712)
Regional Management Corp.	15,114	(394,324)
Rithm Capital Corp.	38,100	(304,800)
Sculptor Capital Management, Inc.	1,000	(8,610)
SEI Investments Co.	5,400	(310,770)
Sesen Bio, Inc. (a)	25,568	0
SLM Corp.	2,100	(26,019)
SoFi Technologies, Inc. (a)	160,200	(972,414)
Starwood Property Trust, Inc.	57,400	(1,015,406)
State Street Corp.	10,600	(802,314)
Sunlight Financial Holdings, Inc. (a)	4,700	(1,468)
Tradeweb Markets, Inc., Class A	6,945	(548,794)
Two Harbors Investment Corp.	16,050	(236,095)
UWM Holdings Corp.	7,400	(36,334)
Walker & Dunlop, Inc.	500	(38,085)
Western Asset Mortgage Capital Corp.	50	(456)

		(32,009,342)

Health Care — (0.6)%
10X Genomics, Inc., Class A (a)	700	(39,053)
2seventy bio, Inc. (a)	3,700	(37,740)
Aadi Bioscience, Inc. (a)	600	(4,344)
Abeona Therapeutics, Inc. (a)	4,828	(13,615)
Absci Corp. (a)	100	(175)
AcelRx Pharmaceuticals, Inc. (a)	1,070	(704)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Acer Therapeutics, Inc. (a)	1,200	$(910)
Aceragen, Inc. (a)	135	(309)
Acorda Therapeutics, Inc. (a)	600	(352)
Acurx Pharmaceuticals, Inc. (a)	300	(1,038)
Acutus Medical, Inc. (a)	4,600	(3,468)
Adamis Pharmaceuticals Corp. (a)	14,700	(1,704)
AdaptHealth Corp. (a)	8,600	(106,898)
Adaptimmune Therapeutics PLC, ADR (a)	9,000	(9,810)
Adial Pharmaceuticals, Inc. (a)	1,600	(560)
Aerovate Therapeutics, Inc. (a)	200	(4,034)
Aeterna Zentaris, Inc. (a)	248	(647)
Agenus, Inc. (a)	20,300	(30,856)
AgeX Therapeutics, Inc. (a)	1,000	(663)
Agiliti, Inc. (a)	3,700	(59,126)
agilon health, Inc. (a)	29,200	(693,500)
Agios Pharmaceuticals, Inc. (a)	2,800	(64,316)
Akebia Therapeutics, Inc. (a)	36,600	(20,511)
Akoya Biosciences, Inc. (a)	900	(7,362)
Align Technology, Inc. (a)	6,100	(2,038,254)
Allakos, Inc. (a)	200	(890)
Alpha Teknova, Inc. (a)	500	(1,480)
Alzamend Neuro, Inc. (a)	5,200	(2,210)
American Well Corp., Class A (a)	800	(1,888)
AmerisourceBergen Corp.	200	(32,022)
Amylyx Pharmaceuticals, Inc. (a)	10,700	(313,938)
Apellis Pharmaceuticals, Inc. (a)	22,300	(1,470,908)
Aptevo Therapeutics, Inc. (a)	1,000	(2,040)
Apyx Medical Corp. (a)	2,200	(6,336)
Aquestive Therapeutics, Inc. (a)	7,200	(8,208)
Arcturus Therapeutics Holdings, Inc. (a)	2,800	(67,116)
Asensus Surgical, Inc. (a)	15,730	(10,350)
Assembly Biosciences, Inc. (a)	100	(84)
Atara Biotherapeutics, Inc. (a)	100	(290)
Atea Pharmaceuticals, Inc. (a)	3,600	(12,060)
Athenex, Inc. (a)	1,937	(2,576)
Athersys, Inc. (a)	2,800	(3,444)
ATI Physical Therapy, Inc. (a)	11,500	(2,923)
Atossa Therapeutics, Inc. (a)	2,900	(2,102)
Atreca, Inc., Class A (a)	2,500	(2,850)
Avalon GloboCare Corp. (a)	250	(495)
Aveanna Healthcare Holdings, Inc. (a)	4,600	(4,784)
Avinger, Inc. (a)	997	(798)
Axcella Health, Inc. (a)	3,422	(1,643)
Axsome Therapeutics, Inc. (a)	2,100	(129,528)
Aytu BioPharma, Inc. (a)	121	(272)
Azenta, Inc. (a)	1,802	(80,405)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Bausch + Lomb Corp. (a)	6,100	$(106,201)
Bausch Health Cos., Inc. (a)	17,700	(143,370)
Bellicum Pharmaceuticals, Inc. (a)	570	(188)
BELLUS Health, Inc. (a)	100	(720)
Better Choice Co., Inc. (a)	400	(148)
Beyondspring, Inc. (a)	1,725	(1,932)
BioCardia, Inc. (a)	200	(392)
Biocept, Inc. (a)	10	(3)
Biofrontera, Inc. (a)	2,400	(1,464)
Biohaven Ltd. (a)	11,500	(157,090)
Biolase, Inc. (a)	76	(21)
BioLife Solutions, Inc. (a)	1,000	(21,750)
Biomerica, Inc. (a)	800	(1,496)
Bionano Genomics, Inc. (a)	128,600	(142,746)
Biora Therapeutics, Inc. (a)	32	(89)
BioSig Technologies, Inc. (a)	4,200	(4,788)
Biotricity, Inc. (a)	1,500	(698)
Bluebird Bio, Inc. (a)	16,400	(52,152)
Bluejay Diagnostics, Inc. (a)	900	(368)
Brainstorm Cell Therapeutics, Inc. (a)	700	(2,310)
BriaCell Therapeutics Corp. (a)	2,900	(21,605)
Butterfly Network, Inc. (a)	14,200	(26,696)
Cabaletta Bio, Inc. (a)	800	(6,616)
Cano Health, Inc. (a)	53,300	(48,503)
Capricor Therapeutics, Inc. (a)	1,900	(8,018)
CareMax, Inc. (a)	6,400	(17,088)
Caribou Biosciences, Inc. (a)	100	(531)
Carisma Therapeutics, Inc.	1,678	(5,202)
CASI Pharmaceuticals Holdings, Inc. (a)	430	(989)
Cassava Sciences, Inc. (a)	11,300	(272,556)
Catalent, Inc. (a)	30,600	(2,010,726)
cbdMD, Inc. (a)	4,000	(780)
CEL-SCI Corp. (a)	2,900	(6,728)
Celularity, Inc. (a)	1,500	(930)
Centessa Pharmaceuticals PLC, ADR (a)	2,000	(7,700)
Cerevel Therapeutics Holdings, Inc. (a)	1,500	(36,585)
Certara, Inc. (a)	100	(2,411)
Cerus Corp. (a)	400	(1,188)
Check Cap Ltd. (a)	490	(701)
Checkpoint Therapeutics, Inc. (a)	600	(1,350)
Chembio Diagnostics, Inc. (a)	8,000	(3,538)
Cidara Therapeutics, Inc. (a)	800	(1,016)
Citius Pharmaceuticals, Inc. (a)	13,400	(15,678)
ClearPoint Neuro, Inc. (a)	700	(5,908)
Clover Health Investments Corp. (a)	4,600	(3,887)
Co-Diagnostics, Inc. (a)	2,300	(3,404)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Congent Biosciences, Inc. (a),(c)	1,000	$0
Corbus Pharmaceuticals Holdings, Inc. (a)	1,009	(7,335)
Cosmos Health, Inc. (a)	700	(2,478)
CTI BioPharma Corp. (a)	5,100	(21,420)
Cue Health, Inc. (a)	5,400	(9,828)
Cytek Biosciences, Inc. (a)	1,200	(11,028)
Dare Bioscience, Inc. (a)	7,100	(7,384)
Decibel Therapeutics, Inc. (a)	300	(906)
DICE Therapeutics, Inc. (a)	2,800	(80,220)
Disc Medicine, Inc. (a)	30	(636)
DocGo, Inc. (a)	2,100	(18,165)
Dyadic International, Inc. (a)	800	(1,424)
Eagle Pharmaceuticals, Inc. (a)	500	(14,185)
Eargo, Inc. (a)	1,930	(9,032)
Edgewise Therapeutics, Inc. (a)	700	(4,669)
Eliem Therapeutics, Inc. (a)	200	(580)
Embecta Corp.	6,900	(194,028)
ENDRA Life Sciences, Inc. (a)	245	(556)
Entrada Therapeutics, Inc. (a)	400	(5,800)
Enzo Biochem, Inc. (a)	400	(972)
EQRx, Inc. (a)	33,500	(64,990)
Eton Pharmaceuticals, Inc. (a)	1,300	(5,005)
Foghorn Therapeutics, Inc. (a)	800	(4,960)
Fortress Biotech, Inc. (a)	4,200	(3,444)
Frequency Therapeutics, Inc. (a)	2,500	(1,258)
Fresh Tracks Therapeutics, Inc. (a)	6	(4)
Fulgent Genetics, Inc. (a)	2,600	(81,172)
Galectin Therapeutics, Inc. (a)	500	(1,050)
Genprex, Inc. (a)	2,000	(1,820)
Geovax Labs, Inc. (a)	1,900	(1,264)
Geron Corp. (a)	13,900	(30,163)
Ginkgo Bioworks Holdings, Inc. (a)	202,400	(269,192)
Greenwich Lifesciences, Inc. (a)	700	(9,653)
Gritstone bio, Inc. (a)	1,300	(3,614)
GT Biopharma, Inc. (a)	600	(330)
Guardion Health Sciences, Inc. (a)	318	(1,943)
Harpoon Therapeutics, Inc. (a)	9,800	(7,293)
Henry Schein, Inc. (a)	9,400	(766,476)
Hepion Pharmaceuticals, Inc. (a)	3,300	(2,562)
Heron Therapeutics, Inc. (a)	23,900	(36,089)
HilleVax, Inc. (a)	500	(8,265)
Histogen, Inc. (a)	28	(34)
Homology Medicines, Inc. (a)	2,500	(2,575)
Hookipa Pharma, Inc. (a)	300	(221)
Humacyte, Inc. (a)	3,400	(10,506)
Humanigen, Inc. (a)	25,000	(3,588)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
iBio, Inc. (a)	12	$(25)
Icosavax, Inc. (a)	1,100	(6,380)
IDEXX Laboratories, Inc. (a)	400	(200,032)
IGM Biosciences, Inc. (a)	100	(1,374)
Ikena Oncology, Inc. (a)	800	(2,760)
ImmunityBio, Inc. (a)	20,000	(36,400)
ImmunoPrecise Antibodies Ltd. (a)	200	(554)
Inmune Bio, Inc. (a)	1,100	(7,106)
Innovage Holding Corp. (a)	400	(3,192)
Inotiv, Inc. (a)	400	(1,732)
Insulet Corp. (a)	4,000	(1,275,840)
Intra-Cellular Therapies, Inc. (a)	1,300	(70,395)
Invitae Corp. (a)	63,300	(85,455)
Invivyd, Inc. (a)	5,300	(6,360)
iRhythm Technologies, Inc. (a)	4,200	(520,926)
iTeos Therapeutics, Inc. (a)	3,200	(43,552)
Iterum Therapeutics PLC (a)	1,413	(1,413)
IVERIC bio, Inc. (a)	600	(14,598)
Jaguar Health, Inc. (a)	5,803	(3,641)
JanOne, Inc. (a)	1,438	(1,639)
Janux Therapeutics, Inc. (a)	600	(7,260)
Jupiter Wellness, Inc. (a)	2,600	(1,158)
Keros Therapeutics, Inc. (a)	100	(4,270)
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,000	(10,760)
Kinnate Biopharma, Inc. (a)	400	(2,500)
KORU Medical Systems, Inc. (a)	300	(1,266)
Krystal Biotech, Inc. (a)	2,100	(168,126)
Legend Biotech Corp., ADR (a)	6,300	(303,786)
Lexaria Bioscience Corp. (a)	300	(816)
Lexicon Pharmaceuticals, Inc. (a)	3,800	(9,234)
LianBio, ADR (a)	3,700	(7,215)
Lifecore Biomedical, Inc. (a)	300	(1,133)
LifeStance Health Group, Inc. (a)	8,400	(62,412)
Liminal BioSciences, Inc. (a)	140	(494)
Lisata Therapeutics, Inc. (a)	200	(650)
Longboard Pharmaceuticals, Inc. (a)	100	(393)
Longeveron, Inc. (a)	900	(2,403)
Lucid Diagnostics, Inc. (a)	1,600	(2,240)
Marpai, Inc., Class A (a)	700	(667)
Matinas BioPharma Holdings, Inc. (a)	7,000	(3,290)
Microbot Medical, Inc. (a)	200	(416)
Milestone Scientific, Inc. (a)	1,300	(1,170)
Mind Medicine MindMed, Inc. (a)	2,706	(8,578)
MiNK Therapeutics, Inc. (a)	400	(768)
Mirati Therapeutics, Inc. (a)	200	(7,436)
Moderna, Inc. (a)	48,900	(7,510,062)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
ModivCare, Inc. (a)	500	$(42,040)
Monte Rosa Therapeutics, Inc. (a)	2,100	(16,359)
Morphic Holding, Inc. (a)	800	(30,112)
Motus GI Holdings, Inc. (a)	200	(194)
MyMD Pharmaceuticals, Inc. (a)	1,100	(1,892)
Myriad Genetics, Inc. (a)	4,200	(97,566)
Nabriva Therapeutics PLC (a)	176	(304)
NanoVibronix, Inc. (a)	600	(2,028)
Nautilus Biotechnology, Inc. (a)	2,300	(6,371)
Neogen Corp. (a)	2,800	(51,856)
Neovasc, Inc. (a)	16	(466)
NRX Pharmaceuticals, Inc. (a)	5,200	(3,427)
Nuvalent, Inc., Class A (a)	1,600	(41,744)
Ocugen, Inc. (a)	3,600	(3,071)
Omega Therapeutics, Inc. (a)	400	(2,412)
OmniAb, Inc. (a)	5,800	(21,344)
Oncocyte Corp. (a)	6,000	(2,126)
OpGen, Inc. (a)	2,105	(2,800)
Optinose, Inc. (a)	1,800	(3,474)
Oragenics, Inc. (a)	10	(33)
Organon & Co.	4,100	(96,432)
Orgenesis, Inc. (a)	600	(708)
OrthoPediatrics Corp. (a)	400	(17,716)
Outlook Therapeutics, Inc. (a)	200	(218)
Ovid therapeutics, Inc. (a)	1,800	(4,644)
Owens & Minor, Inc. (a)	1,000	(14,550)
P3 Health Partners, Inc. (a)	100	(106)
Pacific Biosciences of California, Inc.	10,500	(121,590)
Palatin Technologies, Inc. (a)	576	(1,584)
Palisade Bio, Inc. (a)	200	(704)
Paragon 28, Inc. (a)	800	(13,656)
Pardes Biosciences, Inc. (a)	3,000	(3,960)
Patterson Cos., Inc.	600	(16,062)
PAVmed, Inc. (a)	14,600	(5,453)
PDL BioPharma, Inc. (a),(c)	4,500	(11,115)
Penumbra, Inc. (a)	3,900	(1,086,891)
Petros Pharmaceuticals, Inc. (a)	190	(270)
PetVivo Holdings, Inc. (a)	400	(1,116)
Pluri, Inc. (a)	1,500	(1,530)
Precision BioSciences, Inc. (a)	1,500	(1,130)
Provention Bio, Inc. (a)	200	(4,820)
Pyxis Oncology, Inc. (a)	3,900	(15,639)
Quantum-Si, Inc. (a)	7,400	(13,024)
QuidelOrtho Corp. (a)	1,556	(138,624)
Rallybio Corp. (a)	200	(1,142)
Recursion Pharmaceuticals, Inc., Class A (a)	1,500	(10,005)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
REGENXBIO, Inc. (a)	700	$(13,237)
Regulus Therapeutics, Inc. (a)	200	(169)
Repligen Corp. (a)	400	(67,344)
Retractable Technologies, Inc. (a)	500	(875)
Reviva Pharmaceuticals Holdings, Inc. (a)	87	(365)
Rhythm Pharmaceuticals, Inc. (a)	700	(12,488)
Rockwell Medical, Inc. (a)	1,036	(1,875)
SAB Biotherapeutics, Inc. (a)	100	(44)
Sanara Medtech, Inc. (a)	100	(4,125)
Scholar Rock Holding Corp. (a)	2,500	(20,000)
SCYNEXIS, Inc. (a)	4,400	(13,200)
Seagen, Inc. (a)	100	(20,247)
Seelos Therapeutics, Inc. (a)	13,400	(9,262)
Seer, Inc. (a)	3,800	(14,668)
Select Medical Holdings Corp.	400	(10,340)
SELLAS Life Sciences Group, Inc. (a)	667	(954)
Senseonics Holdings, Inc. (a)	83,500	(59,285)
Seres Therapeutics, Inc. (a)	200	(1,134)
Sientra, Inc. (a)	1,000	(1,540)
SmileDirectClub, Inc. (a)	48,200	(20,726)
SNDL, Inc. (a)	99,340	(158,944)
Sobr Safe, Inc. (a)	146	(288)
SomaLogic, Inc. (a)	100	(255)
Sonendo, Inc. (a)	2,300	(4,600)
Spectrum Pharmaceuticals, Inc. (a)	35,100	(26,325)
Spero Therapeutics, Inc. (a)	8,000	(11,600)
Standard BioTools, Inc. (a)	6,500	(12,675)
STERIS PLC	800	(153,024)
Stryker Corp.	3,200	(913,504)
Surgalign Holdings, Inc. (a)	140	(224)
T2 Biosystems, Inc. (a)	548	(252)
Tango Therapeutics, Inc. (a)	1,200	(4,740)
Taro Pharmaceutical Industries Ltd. (a)	100	(2,432)
Taysha Gene Therapies, Inc. (a)	11,300	(9,013)
Tempest Therapeutics, Inc. (a)	400	(928)
Tenet Healthcare Corp. (a)	9,500	(564,490)
TFF Pharmaceuticals, Inc. (a)	1,500	(1,028)
TherapeuticsMD, Inc. (a)	930	(3,488)
Thorne HealthTech, Inc. (a)	800	(3,696)
Titan Pharmaceuticals, Inc. (a)	300	(248)
Tonix Pharmaceuticals Holding Corp. (a)	6,900	(4,079)
Tyra Biosciences, Inc. (a)	200	(3,214)
UNITY Biotechnology, Inc. (a)	6,010	(9,796)
UpHealth, Inc. (a)	530	(790)
UroGen Pharma Ltd. (a)	800	(7,392)
Vaccinex, Inc. (a)	1,000	(400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Vapotherm, Inc. (a)	100	$(66)
Vaxxinity, Inc., Class A (a)	3,000	(6,810)
VBI Vaccines, Inc. (a)	12,300	(3,727)
Ventyx Biosciences, Inc. (a)	100	(3,350)
Veracyte, Inc. (a)	3,100	(69,130)
Veru, Inc. (a)	18,200	(21,112)
Vicarious Surgical, Inc. (a)	2,000	(4,540)
Vir Biotechnology, Inc. (a)	12,100	(281,567)
VistaGen Therapeutics, Inc. (a)	21,500	(2,681)
Vivani Medical, Inc. (a)	966	(966)
VolitionRX Ltd. (a)	900	(1,719)
Vor BioPharma, Inc. (a)	1,100	(5,918)
Voyager Therapeutics, Inc. (a)	500	(3,855)
vTv Therapeutics, Inc., Class A (a)	1,300	(1,050)
VYNE Therapeutics, Inc. (a)	266	(819)
WaVe Life Sciences Ltd. (a)	200	(866)
X4 Pharmaceuticals, Inc. (a)	2,300	(2,001)
Xenon Pharmaceuticals, Inc. (a)	100	(3,579)
Xeris Biopharma Holdings, Inc. (a)	21,942	(35,765)
Zentalis Pharmaceuticals, Inc. (a)	800	(13,760)
Zevra Therapeutics, Inc. (a)	2,900	(15,950)
Zimvie, Inc. (a)	100	(723)
Zivo Bioscience, Inc. (a)	200	(612)
Zomedica Corp. (a)	171,900	(36,391)
Zynex, Inc. (a)	800	(9,600)

		(25,168,011)

Industrial Products — (0.2)%
Advanced Energy Industries, Inc.	400	(39,200)
AeroVironment, Inc. (a)	600	(54,996)
AerSale Corp. (a)	200	(3,444)
AEye, Inc. (a)	10,000	(3,148)
AgEagle Aerial Systems, Inc. (a)	14,600	(6,570)
Alpine 4 Holdings, Inc. (a)	14,100	(7,191)
AMMO, Inc. (a)	26,400	(52,008)
Astec Industries, Inc.	100	(4,125)
Astra Space, Inc. (a)	1,100	(467)
Atkore, Inc. (a)	4,000	(561,920)
Babcock & Wilcox Enterprises, Inc. (a)	600	(3,636)
Berkshire Grey, Inc. (a)	25,000	(34,500)
Blink Charging Co. (a)	13,900	(120,235)
Blue Bird Corp. (a)	900	(18,387)
Byrna Technologies, Inc. (a)	1,300	(9,867)
CAE, Inc. (a)	4,300	(97,309)
Cemtrex, Inc. (a)	311	(2,566)
Chart Industries, Inc. (a)	100	(12,540)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Deere & Co.	100	$(41,288)
Eastman Kodak Co. (a)	4,100	(16,810)
Energous Corp. (a)	6,400	(3,456)
Evolv Technologies Holdings, Inc. (a)	9,700	(30,264)
FreightCar America, Inc. (a)	700	(2,184)
Fuel Tech, Inc. (a)	1,300	(1,664)
General Electric Co.	51,000	(4,875,600)
GrafTech International Ltd.	5,500	(26,730)
GreenPower Motor Co., Inc. (a)	800	(1,848)
Hillenbrand, Inc.	400	(19,012)
Hillman Solutions Corp.	1,200	(10,104)
Hyzon Motors, Inc. (a)	13,300	(10,841)
Ichor Holdings Ltd. (a)	100	(3,274)
Ideal Power, Inc. (a)	300	(3,135)
Ingersoll Rand, Inc.	38,752	(2,254,591)
John Bean Technologies Corp.	100	(10,929)
Kelso Technologies, Inc. (a)	1,800	(504)
Knightscope, Inc., Class A (a)	8,600	(7,662)
Lightning eMotors, Inc. (a)	3,500	(1,003)
Lion Electric Co. (The) (a)	11,800	(21,948)
Mirion Technologies, Inc. (a)	14,000	(119,560)
Momentus, Inc. (a)	10,000	(5,850)
Nikola Corp.	101,800	(123,178)
Novanta, Inc. (a)	1,500	(238,635)
NuScale Power Corp. (a)	2,800	(25,452)
PACCAR, Inc.	50	(3,660)
Proterra, Inc. (a)	16,600	(25,232)
RBC Bearings, Inc. (a)	300	(69,819)
Redwire Corp. (a)	1,000	(3,030)
Research Frontiers, Inc. (a)	600	(1,026)
SKYX Platforms Corp. (a)	2,300	(7,958)
SmartRent, Inc. (a)	11,900	(30,345)
TAT Technologies Ltd. (a)	100	(590)
Transphorm, Inc. (a)	100	(399)
Trinity Industries, Inc.	1,800	(43,848)
Urban-Gro, Inc. (a)	1,000	(2,700)
Vertiv Holdings Co.	43,800	(626,778)
VirTra, Inc. (a)	100	(403)
Vontier Corp.	5,100	(139,434)
Workhorse Group, Inc. (a)	600	(798)
Wrap Technologies, Inc. (a)	2,000	(3,440)
Xometry, Inc., Class A (a)	5,500	(82,335)
Xos, Inc. (a)	5,300	(2,782)

		(9,932,208)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Industrial Services — (0.4)%
Alaska Air Group, Inc. (a)	16,700	$(700,732)
Alight, Inc., Class A (a)	12,400	(114,204)
Allegiant Travel Co. (a)	500	(45,990)
AMN Healthcare Services, Inc. (a)	100	(8,296)
Aqua Metals, Inc. (a)	4,400	(4,400)
Aramark	41,300	(1,478,540)
Arcosa, Inc.	800	(50,488)
Canadian Pacific Railway Ltd.	34,730	(2,672,126)
Centrus Energy Corp., Class A (a)	1,500	(48,300)
ClearSign Technologies Corp. (a)	100	(80)
Core & Main, Inc., Class A (a)	1,700	(39,270)
Cross Country Healthcare, Inc. (a)	2,600	(58,032)
Delta Air Lines, Inc. (a)	61,700	(2,154,564)
Deluxe Corp.	800	(12,800)
Denison Mines Corp. (a)	140,700	(153,363)
FedEx Corp.	5,700	(1,302,393)
Ferguson PLC	6,300	(842,625)
frontdoor, Inc. (a)	300	(8,364)
H&R Block, Inc.	18,600	(655,650)
Hawaiian Holdings, Inc. (a)	500	(4,580)
JB Hunt Transport Services, Inc.	800	(140,368)
Landstar System, Inc.	1,100	(197,186)
Latham Group, Inc. (a)	7,800	(22,308)
Li-Cycle Holdings Corp. (a)	28,300	(159,329)
Lightbridge Corp. (a)	990	(4,039)
Matson, Inc.	4,200	(250,614)
Montrose Environmental Group, Inc. (a)	1,600	(57,072)
NV5 Global, Inc. (a)	100	(10,397)
Old Dominion Freight Line, Inc.	3,700	(1,261,108)
Quad/Graphics, Inc. (a)	300	(1,287)
Quanta Services, Inc.	12,500	(2,083,000)
R1 RCM, Inc. (a)	2,100	(31,500)
Ritchie Bros Auctioneers, Inc.	37	(2,083)
Ryder System, Inc.	800	(71,392)
Saia, Inc. (a)	3,800	(1,033,904)
Seanergy Maritime Holdings Corp.	5,170	(26,160)
Spirit Airlines, Inc.	43,400	(745,178)
Sterling Check Corp. (a)	2,100	(23,415)
Sun Country Airlines Holdings, Inc. (a)	2,200	(45,100)
Team, Inc. (a)	600	(3,288)
Tetra Tech, Inc.	300	(44,073)
TFI International, Inc.	1,300	(155,077)
United Airlines Holdings, Inc. (a)	200	(8,850)
United Rentals, Inc.	1,200	(474,912)
WESCO International, Inc.	3,900	(602,706)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Wheels Up Experience, Inc. (a)	13,400	$(8,480)
Willdan Group, Inc. (a)	600	(9,372)
WW Grainger, Inc.	100	(68,881)

		(17,895,876)

Insurance — (0.3)%
Ambac Financial Group, Inc. (a)	500	(7,740)
American International Group, Inc.	22,100	(1,112,956)
Arthur J Gallagher & Co.	3,600	(688,716)
Assurant, Inc.	2,000	(240,140)
Atlantic American Corp.	200	(490)
Berkshire Hathaway, Inc., Class B (a)	19,700	(6,082,769)
BRP Group, Inc., Class A (a)	1,100	(28,006)
Cincinnati Financial Corp.	2,500	(280,200)
Corebridge Financial, Inc.	10,500	(168,210)
Enstar Group Ltd. (a)	100	(23,179)
GoHealth, Inc., Class A (a)	1,219	(19,845)
Hagerty, Inc., Class A (a)	2,000	(17,480)
Hippo Holdings, Inc. (a)	1,224	(19,866)
Kemper Corp.	300	(16,398)
Manulife Financial Corp.	92,200	(1,692,792)
Primerica, Inc.	300	(51,672)
Principal Financial Group, Inc.	13,600	(1,010,752)
Radian Group, Inc.	500	(11,050)
Root, Inc., Class A (a)	417	(1,881)
Selective Insurance Group, Inc.	200	(19,066)
Sun Life Financial, Inc.	12,100	(565,070)
Willis Towers Watson PLC	1,800	(418,284)

		(12,476,562)

Materials — (0.6)%
5E Advanced Materials, Inc. (a)	2,700	(14,634)
A-Mark Precious Metals, Inc.	2,300	(79,695)
Advanced Drainage Systems, Inc.	1,500	(126,315)
Agnico Eagle Mines Ltd.	12,600	(642,222)
Albemarle Corp.	12,700	(2,807,208)
Algoma Steel Group, Inc.	27,200	(219,776)
American Resources Corp. (a)	6,100	(9,150)
Amyris, Inc. (a)	17,000	(23,120)
Arconic Corp. (a)	5,700	(149,511)
Ardagh Metal Packaging SA	41,800	(170,544)
Axalta Coating Systems Ltd. (a)	1,000	(30,290)
Ball Corp.	15,400	(848,694)
Cameco Corp.	79,100	(2,070,047)
CF Industries Holdings, Inc.	700	(50,743)
Cleveland-Cliffs, Inc. (a)	126,800	(2,324,244)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Commercial Metals Co.	300	$(14,670)
Corteva, Inc.	11,400	(687,534)
CPS Technologies Corp. (a)	800	(2,272)
Dakota Gold Corp. (a)	2,600	(9,412)
Danimer Scientific, Inc. (a)	23,900	(82,455)
Diversey Holdings Ltd. (a)	7,400	(59,866)
EMX Royalty Corp. (a)	300	(597)
Encore Wire Corp.	2,100	(389,193)
Energy Fuels, Inc. (a)	51,300	(286,254)
Equinox Gold Corp. (a)	42,100	(216,815)
Freeport-McMoRan, Inc.	26,900	(1,100,479)
Gold Resource Corp.	800	(840)
Golden Minerals Co. (a)	1,400	(284)
GreenLight Biosciences Holdings PBC (a)	2,700	(1,168)
Hallador Energy Co. (a)	900	(8,271)
Hecla Mining Co.	8,740	(55,324)
Hycroft Mining Holding Corp. (a)	63,800	(27,587)
International Flavors & Fragrances, Inc.	5,800	(533,368)
International Paper Co.	23,000	(829,380)
Ivanhoe Electric, Inc. (a)	1,500	(18,225)
Kaiser Aluminum Corp.	600	(44,778)
Largo, Inc. (a)	800	(4,144)
Lightwave Logic, Inc. (a)	200	(1,046)
Louisiana-Pacific Corp.	2,900	(157,209)
MAG Silver Corp. (a)	5,300	(67,151)
Mativ Holdings, Inc.	600	(12,882)
Metalla Royalty & Streaming Ltd. (a)	2,600	(14,534)
Methanex Corp.	100	(4,653)
Mosaic Co.	2,300	(105,524)
MP Materials Corp. (a)	2,300	(64,837)
NexGen Energy Ltd. (a)	1,200	(4,596)
Nouveau Monde Graphite, Inc. (a)	1,000	(5,130)
Novagold Resources, Inc. (a)	100	(622)
Nucor Corp.	23,400	(3,614,598)
Nutrien Ltd.	27,500	(2,030,875)
Olin Corp.	1,100	(61,050)
Orla Mining Ltd. (a)	2,300	(10,925)
Peabody Energy Corp. (a)	51,200	(1,310,720)
Perimeter Solutions SA (a)	9,100	(73,528)
Piedmont Lithium, Inc. (a)	500	(30,025)
Quaker Chemical Corp.	400	(79,180)
Reliance Steel & Aluminum Co.	600	(154,044)
Reto Eco-solutions, Inc. (a)	1,900	(741)
Royal Gold, Inc.	3,100	(402,101)
RPM International, Inc.	100	(8,724)
SilverCrest Metals, Inc. (a)	23,900	(170,646)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Solitario Zinc Corp. (a)	100	$(66)
Southern Copper Corp.	1,100	(83,875)
SSR Mining, Inc.	16,300	(246,456)
Steel Dynamics, Inc.	12,200	(1,379,332)
Summit Materials, Inc., Class A (a)	5	(143)
TMC the metals Co., Inc. (a)	100	(83)
Trinseo PLC	1,700	(35,445)
UFP Industries, Inc.	1,400	(111,258)
Ur-Energy, Inc. (a)	37,800	(40,068)
Uranium Energy Corp. (a)	126,100	(363,168)
Uranium Royalty Corp. (a)	6,000	(12,360)
View, Inc. (a)	24,400	(12,200)
WD-40 Co.	300	(53,415)
Westlake Corp.	5,200	(603,096)
Westwater Resources, Inc. (a)	100	(111)
Worthington Industries, Inc.	700	(45,255)

		(25,310,781)

Media — (0.3)%
Advantage Solutions, Inc. (a)	3,900	(6,162)
AMC Networks, Inc., Class A (a)	500	(8,790)
Arena Group Holdings Inc. (The) (a)	400	(1,700)
Blade Air Mobility, Inc. (a)	7,300	(24,674)
Boston Omaha Corp., Class A (a)	300	(7,101)
Cars.com, Inc. (a)	1,600	(30,880)
Chicken Soup For The Soul Entertainment, Inc. (a)	1,900	(3,800)
Cinedigm Corp., Class A (a)	17,300	(7,266)
Cumulus Media, Inc., Class A (a)	100	(369)
CuriosityStream, Inc. (a)	2,500	(3,375)
DISH Network Corp., Class A (a)	14,900	(139,017)
Engine Gaming and Media, Inc. (a)	900	(1,215)
Enthusiast Gaming Holdings, Inc. (a)	3,700	(2,146)
Entravision Communications Corp., Class A	700	(4,235)
EverQuote, Inc., Class A (a)	1,200	(16,680)
EW Scripps Co., Class A (a)	3,600	(33,876)
FaZe Holdings, Inc. (a)	800	(368)
Focus Universal, Inc. (a)	900	(2,250)
fuboTV, Inc. (a)	49,700	(60,137)
Gannett Co., Inc. (a)	5,600	(10,472)
Gray Television, Inc.	12,300	(107,256)
Groupon, Inc. (a)	6,800	(28,628)
iHeartMedia, Inc., Class A (a)	8,500	(33,150)
Inspirato, Inc. (a)	2,700	(2,589)
Inuvo, Inc. (a)	6,100	(1,780)
iSpecimen, Inc. (a)	100	(135)
IZEA Worldwide, Inc. (a)	3,600	(2,343)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Liberty Broadband Corp., Class C (a)	13,000	$(1,062,100)
Liberty Media Corp-Liberty Formula One, Class A (a)	1,200	(81,000)
Liberty Media Corp-Liberty SiriusXM, Class C	22,000	(615,780)
Liberty TripAdvisor Holdings, Inc., Class A (a)	5,587	(4,799)
LiveOne, Inc. (a)	2,300	(2,622)
MediaAlpha, Inc., Class A (a)	2,000	(29,960)
Meta Platforms, Inc., Class A	7,600	(1,610,744)
National CineMedia, Inc.	2,000	(264)
Nerdy, Inc. (a)	12,600	(52,668)
News Corp., Class A	46,800	(808,236)
Nexstar Media Group, Inc.	4,211	(727,071)
Opendoor Technologies, Inc. (a)	31,700	(55,792)
Paramount Global, Class B	17,600	(392,656)
Playstudios, Inc. (a)	3,400	(12,546)
Playtika Holding Corp. (a)	2,600	(29,276)
QuinStreet, Inc. (a)	300	(4,761)
Remark Holdings, Inc. (a)	4,440	(6,083)
Reservoir Media, Inc. (a)	800	(5,216)
Rumble, Inc. (a)	13,300	(133,000)
RumbleON, Inc., Class B (a)	2,800	(16,968)
Salem Media Group, Inc. (a)	600	(654)
Scholastic Corp.	1,500	(51,330)
Shaw Communications, Inc., Class B	18,700	(559,317)
Sinclair Broadcast Group, Inc., Class A	6,000	(102,960)
Skillz, Inc. (a)	12,900	(7,652)
Stagwell, Inc. (a)	200	(1,484)
Stran & Co., Inc. (a)	1,200	(2,088)
Take-Two Interactive Software, Inc. (a)	20,000	(2,386,000)
TEGNA, Inc.	6,800	(114,988)
Trade Desk, Inc. (The), Class A (a)	2,500	(152,275)
Uber Technologies, Inc. (a)	49,100	(1,556,470)
Vacasa, Inc., Class A (a)	16,100	(15,492)
Walt Disney Co. (a)	15,900	(1,592,067)
Warner Bros Discovery, Inc. (a)	20,774	(313,688)

		(13,048,401)

Oil & Gas — (0.7)%
Amplify Energy Corp. (a)	434	(2,982)
Antero Midstream Corp.	27,000	(283,230)
Aris Water Solution, Inc., Class A	6,800	(52,972)
California Resources Corp.	7,300	(281,050)
Callon Petroleum Co. (a)	6,600	(220,704)
Camber Energy, Inc. (a)	6,636	(10,485)
Chevron Corp. (b)	6,294	(1,026,929)
Chord Energy Corp.	200	(26,920)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Comstock Resources, Inc.	600	$(6,474)
Coterra Energy, Inc.	122,500	(3,006,150)
Crescent Energy Co., Class A	6,820	(77,134)
Denbury, Inc. (a)	2,100	(184,023)
Devon Energy Corp.	27,483	(1,390,915)
Diamond Offshore Drilling, Inc. (a)	4,400	(52,976)
DT Midstream, Inc.	6,700	(330,779)
Enbridge, Inc.	65,200	(2,487,380)
Equitrans Midstream Corp.	41,400	(239,292)
Excelerate Energy, Inc., Class A	3,700	(81,918)
Expro Group Holdings NV (a)	9,900	(181,764)
Exxon Mobil Corp.	120,209	(13,182,119)
EzFill Holdings, Inc. (a)	400	(122)
Gulfport Energy Corp. (a)	1,800	(144,000)
Hess Corp.	4,800	(635,232)
KLX Energy Services Holdings, Inc. (a)	2,700	(31,455)
New Fortress Energy, Inc.	12,900	(379,647)
Noble Corp. PLC (a)	300	(11,841)
Northern Oil and Gas, Inc.	11,100	(336,885)
Occidental Petroleum Corp.	5,300	(330,879)
ONEOK, Inc.	24,600	(1,563,084)
Ovintiv, Inc.	82	(2,958)
Pembina Pipeline Corp.	15,900	(515,160)
ProFrac Holding Corp., Class A (a)	300	(3,801)
SilverBow Resources, Inc. (a)	1,500	(34,275)
Sitio Royalties Corp., Class A	307	(6,938)
Superior Drilling Products, Inc. (a)	100	(89)
Targa Resources Corp.	4,100	(299,095)
TC Energy Corp.	31,700	(1,233,447)
TravelCenters of America, Inc. (a)	60	(5,190)
US Energy Corp.	500	(880)
VAALCO Energy, Inc.	1,941	(8,793)
Vertex Energy, Inc. (a)	17,900	(176,852)
Vital Energy, Inc. (a)	4,950	(225,423)
Williams Cos., Inc.	51,900	(1,549,734)

		(30,621,976)

Real Estate — (0.6)%
Acadia Realty Trust	1,200	(16,740)
Alexander & Baldwin, Inc.	800	(15,128)
Alexandria Real Estate Equities, Inc.	7,800	(979,602)
Alset, Inc. (a)	270	(424)
Americold Realty Trust, Inc.	20,800	(591,760)
Anywhere Real Estate, Inc. (a)	4,500	(23,760)
Apartment Investment & Management Co., Class A	1,200	(9,228)
Apple Hospitality REIT, Inc.	1,400	(21,728)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Ashford Hospitality Trust, Inc. (a)	9,300	$(29,853)
Boston Properties, Inc.	21,700	(1,174,404)
Brandywine Realty Trust	100	(473)
CBL & Associates Properties, Inc.	600	(15,384)
CBRE Group, Inc., Class A (a)	27,936	(2,034,020)
Compass, Inc., Class A (a)	900	(2,907)
Corporate Office Properties Trust	2,400	(56,904)
Cousins Properties, Inc.	1,800	(38,484)
Cushman & Wakefield PLC (a)	1,100	(11,594)
DiamondRock Hospitality Co.	2,600	(21,138)
Digital Realty Trust, Inc.	12,100	(1,189,551)
Douglas Elliman, Inc.	3,300	(10,263)
Douglas Emmett, Inc.	200	(2,466)
Elme Communities	2,800	(50,008)
Empire State Realty Trust, Inc., Class A	17,400	(112,926)
Equinix, Inc.	100	(72,104)
Extra Space Storage, Inc.	100	(16,293)
Fathom Holdings, Inc. (a)	800	(3,400)
Federal Realty Investment Trust	5,500	(543,565)
Healthcare Realty Trust, Inc., Class A	69,400	(1,341,502)
Highwoods Properties, Inc.	3,700	(85,803)
Host Hotels & Resorts, Inc.	152,500	(2,514,725)
Howard Hughes Corp. (The) (a)	2,000	(160,000)
Hudson Pacific Properties, Inc.	18,900	(125,685)
Independence Realty Trust, Inc.	1,000	(16,030)
Innovative Industrial Properties, Inc.	1,400	(106,386)
InvenTrust Properties Corp.	3,100	(72,540)
Invitation Homes, Inc.	700	(21,861)
iStar, Inc.	640	(18,797)
Jones Lang LaSalle, Inc. (a)	900	(130,941)
Kennedy-Wilson Holdings, Inc.	2,500	(41,475)
Kimco Realty Corp.	31,000	(605,430)
Kite Realty Group Trust	10,100	(211,292)
Lamar Advertising Co., Class A	1,500	(149,835)
Macerich Co.	7,000	(74,200)
Medical Properties Trust, Inc.	97,400	(800,628)
Necessity Retail REIT, Inc.	1,400	(8,792)
NexPoint Diversified Real Estate Trust	800	(8,304)
Offerpad Solutions, Inc. (a)	18,500	(9,749)
Office Properties Income Trust	2,500	(30,750)
Omega Healthcare Investors, Inc.	500	(13,705)
Orion Office REIT, Inc.	5,600	(37,520)
Outfront Media, Inc.	25,900	(420,357)
Paramount Group, Inc.	18,600	(84,816)
Physicians Realty Trust	9,100	(135,863)
PotlatchDeltic Corp.	4,721	(233,690)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Prologis, Inc.	6,100	$(761,097)
Rayonier, Inc.	2,400	(79,824)
Regency Centers Corp.	5,600	(342,608)
Ryman Hospitality Properties, Inc.	200	(17,946)
Sabra Health Care REIT, Inc.	4,700	(54,050)
Saul Centers, Inc.	100	(3,900)
Simon Property Group, Inc.	21,400	(2,396,158)
SITE Centers Corp.	900	(11,052)
SL Green Realty Corp.	22,051	(518,640)
Star Holdings (a)	612	(10,643)
Sun Communities, Inc.	2,700	(380,376)
Sunstone Hotel Investors, Inc.	19,200	(189,696)
Tanger Factory Outlet Centers, Inc.	4,700	(92,261)
Tricon Residential, Inc.	13,800	(106,950)
Uniti Group, Inc.	8,900	(31,595)
Urban Edge Properties	4,300	(64,758)
Urstadt Biddle Properties, Inc., Class A	100	(1,757)
Ventas, Inc.	23,038	(998,697)
VICI Properties, Inc.	87,873	(2,866,417)
Vornado Realty Trust	54,700	(840,739)
Welltower, Inc.	32,600	(2,337,094)
WeWork, Inc., Class A (a)	45,400	(35,289)
Weyerhaeuser Co.	39,900	(1,202,187)

		(27,848,517)

Renewable Energy — (0.1)%
Advent Technologies Holdings, Inc. (a)	7,200	(7,632)
Ameresco, Inc., Class A (a)	3,400	(167,348)
Array Technologies, Inc. (a)	11,400	(249,432)
Beam Global (a)	1,300	(20,683)
Cleanspark, Inc. (a)	1,800	(5,004)
Comstock, Inc. (a)	7,100	(2,393)
Energy Vault Holdings, Inc. (a)	22,600	(48,364)
EnerSys	200	(17,376)
Enphase Energy, Inc.	4,345	(913,667)
Enviva, Inc.	3,500	(101,080)
Eos Energy Enterprises, Inc. (a)	36,800	(94,576)
ESS Tech, Inc. (a)	5,400	(7,506)
Fluence Energy, Inc. (a)	13,900	(281,475)
Flux Power Holdings, Inc. (a)	400	(1,944)
Green Plains, Inc. (a)	5,700	(176,643)
iSun, Inc. (a)	100	(103)
Montauk Renewables, Inc. (a)	500	(3,935)
Plug Power, Inc. (a)	10,100	(118,372)
Shoals Technologies Group, Inc., Class A (a)	16,600	(378,314)
SolarEdge Technologies, Inc.	8,200	(2,492,390)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Spruce Power Holding Corp. (a)	11,700	$(9,594)
Stem, Inc. (a)	500	(2,835)
Sunnova Energy International, Inc. (a)	200	(3,124)
Sunrun, Inc. (a)	31,015	(624,952)
Sunworks, Inc. (a)	14,000	(20,160)

		(5,748,902)

Retail & Wholesale—Discretionary — (0.8)%
1stdibs.com, Inc. (a)	1,600	(6,352)
Academy Sports & Outdoors, Inc.	23,200	(1,513,800)
aka Brands Holding Corp. (a)	900	(490)
American Eagle Outfitters, Inc.	44,200	(594,048)
Asbury Automotive Group, Inc. (a)	700	(147,000)
BARK, Inc. (a)	11,200	(16,240)
Best Buy Co., Inc.	34,651	(2,712,134)
Birks Group, Inc. (a)	100	(811)
Boot Barn Holdings, Inc. (a)	5,900	(452,176)
Builders FirstSource, Inc. (a)	25,900	(2,299,402)
Burlington Stores, Inc. (a)	2,700	(545,670)
Caleres, Inc.	2,600	(56,238)
CarParts.com, Inc. (a)	3,400	(18,156)
Carvana Co. (a)	15,400	(150,766)
Children's Place, Inc. (a)	400	(16,100)
Container Store Group, Inc. (a)	1,900	(6,517)
Designer Brands, Inc., Class A	400	(3,496)
Express, Inc. (a)	3,400	(2,680)
Figs, Inc., Class A (a)	8,900	(55,091)
Floor & Decor Holdings, Inc., Class A (a)	7,800	(766,116)
Franchise Group, Inc.	4,100	(111,725)
Freshpet, Inc. (a)	700	(46,333)
GrowGeneration Corp. (a)	2,500	(8,550)
Hertz Global Holdings, Inc. (a)	74,100	(1,207,089)
Hibbett, Inc.	200	(11,796)
Home Depot, Inc. (The)	44,525	(13,140,218)
Hour Loop, Inc. (a)	300	(600)
iPower, Inc. (a)	800	(431)
JOANN, Inc.	2,700	(4,293)
KAR Auction Services, Inc. (a)	11,400	(155,952)
Kirkland's, Inc. (a)	2,100	(5,985)
Kohl's Corp.	10,200	(240,108)
Leslie's, Inc. (a)	10,000	(110,100)
Lithia Motors, Inc.	5,000	(1,144,650)
Lowe's Cos., Inc. (b)	8,350	(1,669,750)
Lulu's Fashion Lounge Holdings, Inc. (a)	2,000	(4,760)
Lululemon Athletica, Inc. (a)	2,600	(946,894)
Macy's, Inc.	1,300	(22,737)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
MarineMax, Inc. (a)	300	$(8,625)
Mister Car Wash, Inc. (a)	7,400	(63,788)
Newegg Commerce, Inc. (a)	3,700	(4,958)
Nordstrom, Inc.	300	(4,881)
ODP Corp. (a)	4,000	(179,920)
OneWater Marine, Inc., Class A (a)	1,000	(27,970)
Polished.com, Inc. (a)	19,500	(10,142)
Pool Corp.	2,700	(924,588)
RealReal, Inc. (a)	40,400	(50,904)
RH (a)	1,100	(267,905)
Rover Group, Inc. (a)	6,900	(31,257)
Shift Technologies, Inc. (a)	6,020	(6,742)
Signet Jewelers Ltd.	12,000	(933,360)
Sleep Number Corp. (a)	5,400	(164,214)
Solo Brands, Inc., Class A (a)	200	(1,436)
Sportsman's Warehouse Holdings, Inc. (a)	6,700	(56,816)
Takung Art Co., Ltd. (a)	700	(441)
ThredUp, Inc., Class A (a)	4,500	(11,385)
Tile Shop Holdings, Inc. (a)	100	(469)
Tilly's, Inc., Class A (a)	2,400	(18,504)
Tractor Supply Co.	2,500	(587,600)
Victoria's Secret & Co. (a)	12,400	(423,460)
Vroom, Inc. (a)	58,100	(52,214)
Williams-Sonoma, Inc.	13,000	(1,581,580)

		(33,608,413)

Retail & Wholesale—Staples — (0.2)%
Albertsons Cos., Inc., Class A	10,000	(207,800)
Andersons, Inc. (The)	600	(24,792)
Archer-Daniels-Midland Co.	13,300	(1,059,478)
Big Lots, Inc.	8,400	(92,064)
Blue Apron Holdings, Inc., Class A (a)	11,000	(7,453)
Boxed, Inc. (a)	28,300	(5,371)
Bunge Ltd.	18,200	(1,738,464)
Calavo Growers, Inc.	100	(2,877)
Dollar Tree, Inc. (a)	22,900	(3,287,295)
Five Below, Inc. (a)	5,900	(1,215,223)
HF Foods Group, Inc. (a)	400	(1,568)
Ingles Markets, Inc., Class A	100	(8,870)
Mission Produce, Inc. (a)	1,700	(18,887)
Performance Food Group Co. (a)	19,700	(1,188,698)
Sysco Corp.	1,800	(139,014)
Target Corp. (b)	9,353	(1,549,137)
United Natural Foods, Inc. (a)	2,000	(52,700)
US Foods Holding Corp. (a)	8,200	(302,908)

		(10,902,599)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Software — (0.0)%
Gitlab, Inc., Class A (a)	13,700	$(469,773)

Software & Technology Services — (0.8)%
ACV Auctions, Inc., Class A (a)	13,200	(170,412)
Affirm Holdings, Inc. (a)	32,200	(362,894)
Alithya Group, Inc., Class A (a)	300	(597)
Alkami Technology, Inc. (a)	700	(8,862)
Amdocs Ltd.	1,100	(105,633)
Amplitude, Inc., Class A (a)	200	(2,488)
Aspen Technology, Inc. (a)	2,300	(526,401)
Auddia, Inc. (a)	700	(497)
AvePoint, Inc. (a)	6,300	(25,956)
AvidXchange Holdings, Inc.	3,200	(24,960)
Backblaze, Inc., Class A (a)	900	(4,545)
Bakkt Holdings, Inc. (a)	33,000	(56,760)
Bills Holdings, Inc. (a)	17,300	(1,403,722)
Bitfarms Ltd. (a)	69,200	(67,124)
Black Knight, Inc. (a)	1,300	(74,828)
Blend Labs, Inc., Class A (a)	35,700	(35,564)
Block, Inc. (a)	43,200	(2,965,680)
BM Technologies, Inc. (a)	700	(2,464)
Braze, Inc., Class A (a)	2,800	(96,796)
CareCloud, Inc. (a)	700	(2,345)
CDW Corp.	500	(97,445)
Ceridian HCM Holding, Inc. (a)	6,100	(446,642)
CGI, Inc. (a)	1,500	(144,405)
Cipher Mining, Inc. (a)	4,000	(9,320)
Clarivate PLC (a)	88,700	(832,893)
Concentrix Corp.	2,100	(255,255)
Consensus Cloud Solutions, Inc. (a)	700	(23,863)
Couchbase, Inc. (a)	1,700	(23,902)
CS Disco, Inc. (a)	1,700	(11,288)
DarioHealth Corp. (a)	4,300	(17,716)
Digital Turbine, Inc. (a)	1,900	(23,484)
DSS, Inc. (a)	4,600	(989)
Dun & Bradstreet Holdings, Inc.	16,000	(187,840)
DXC Technology Co. (a)	10,500	(268,380)
E2open Parent Holdings, Inc. (a)	32,200	(187,404)
EPAM Systems, Inc. (a)	3,500	(1,046,500)
Equifax, Inc.	1,500	(304,260)
Euronet Worldwide, Inc. (a)	29,859	(3,341,222)
EverCommerce, Inc. (a)	2,900	(30,682)
Exela Technologies, Inc. (a)	17,075	(664)
Expensify, Inc., Class A (a)	200	(1,630)
Faraday Future Intelligent Electric, Inc. (a)	291,000	(103,043)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Fiserv, Inc. (a)	60,301	$(6,815,822)
Five9, Inc. (a)	8,100	(585,549)
ForgeRock, Inc., Class A (a)	10,400	(214,240)
Genius Brands International, Inc. (a)	4,760	(12,995)
Glimpse Group, Inc. (The) (a)	700	(2,632)
Global Payments, Inc.	7,400	(778,776)
Globant SA (a)	1,500	(246,015)
Greenidge Generation Holdings, Inc. (a)	2,600	(1,175)
HireRight Holdings Corp. (a)	800	(8,488)
Hive Blockchain Technologies Ltd. (a)	4,800	(15,792)
Informatica, Inc., Class A (a)	2,600	(42,640)
Intrusion, Inc. (a)	500	(590)
Intuit, Inc.	2,400	(1,069,992)
IronNet, Inc. (a)	24,800	(8,720)
Jack Henry & Associates, Inc.	10,578	(1,594,316)
John Wiley & Sons, Inc., Class A	200	(7,754)
Kaltura, Inc. (a)	400	(768)
Katapult Holdings, Inc. (a)	6,000	(2,675)
Latch, Inc. (a)	9,800	(7,469)
LiveVox Holdings, Inc. (a)	1,100	(3,399)
Marathon Digital Holdings, Inc. (a)	56,300	(490,936)
MarketAxess Holdings, Inc.	200	(78,258)
Matterport, Inc. (a)	17,900	(48,867)
MeridianLink, Inc. (a)	1,300	(22,490)
Microsoft Corp.	15,800	(4,555,140)
Multiplan Corp. (a)	31,300	(33,178)
N-able, Inc. (a)	4,300	(56,760)
NantHealth, Inc. (a)	100	(200)
nCino, Inc. (a)	65,693	(1,627,873)
Nutex Health, Inc. (a)	35,800	(36,158)
Open Text Corp.	8,600	(331,530)
Oracle Corp.	200	(18,584)
Outbrain, Inc. (a)	400	(1,652)
Paycor HCM, Inc. (a)	500	(13,260)
Pear Therapeutics, Inc. (a)	3,200	(816)
Phunware, Inc. (a)	31,700	(22,507)
Porch Group, Inc. (a)	14,200	(20,306)
Priority Technology Holdings, Inc. (a)	200	(718)
PubMatic, Inc., Class A (a)	5,200	(71,864)
Quantum Computing, Inc. (a)	6,100	(7,991)
Red Cat Holdings, Inc. (a)	4,600	(4,784)
Remitly Global, Inc. (a)	900	(15,255)
Riot Platforms, Inc. (a)	70,100	(700,299)
Ryvyl, Inc. (a)	5,600	(2,289)
S&P Global, Inc.	2,288	(788,834)
Sharecare, Inc. (a)	18,700	(26,554)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Shift4 Payments, Inc., Class A (a)	29,397	$(2,228,293)
Skillsoft Corp. (a)	7,800	(15,600)
Smith Micro Software, Inc. (a)	200	(232)
Sobr Safe, Inc. (a)	400	(888)
Sphere 3D Corp. (a)	10,900	(3,849)
Spire Global, Inc. (a)	12,100	(8,083)
SurgePays, Inc. (a)	1,800	(8,082)
Synchronoss Technologies, Inc. (a)	800	(752)
System1, Inc. (a)	900	(3,870)
Talkspace, Inc. (a)	5,500	(3,823)
Thoughtworks Holding, Inc. (a)	7,700	(56,672)
Toast, Inc., Class A (a)	49,800	(883,950)
Unity Software, Inc. (a)	16,800	(544,992)
Usio, Inc. (a)	200	(348)
Verb Technology Co., Inc. (a)	9,100	(1,091)
Veritone, Inc. (a)	1,700	(9,911)
Viant Technology, Inc., Class A (a)	1,100	(4,785)
Vislink Technologies, Inc. (a)	4,300	(1,483)
Weave Communications, Inc. (a)	700	(3,479)
Wejo Group Ltd. (a)	2,900	(1,430)
WM Technology, Inc. (a)	13,200	(11,209)

		(37,487,087)

Tech Hardware & Semiconductors — (0.6)%
ADTRAN Holdings, Inc.	8,500	(134,810)
Advanced Micro Devices, Inc. (a)	33,800	(3,312,738)
Aehr Test Systems (a)	5,700	(176,814)
Airspan Networks Holdings, Inc. (a)	400	(277)
AmpliTech Group, Inc. (a)	600	(1,626)
Analog Devices, Inc.	4,200	(828,324)
Apple, Inc.	17,600	(2,902,240)
Applied Materials, Inc.	31,400	(3,856,862)
Arrow Electronics, Inc. (a)	100	(12,487)
Broadcom, Inc.	4,900	(3,143,546)
Charge Enterprises, Inc. (a)	8,800	(9,680)
Ciena Corp. (a)	8,900	(467,428)
Clearfield, Inc. (a)	1,700	(79,186)
Cohu, Inc. (a)	2,600	(99,814)
ComSovereign Holding Corp. (a)	1,100	(2,365)
Corsair Gaming, Inc. (a)	7,400	(135,790)
Cricut, Inc., Class A	300	(3,060)
CTS Corp.	200	(9,892)
Desktop Metal, Inc., Class A (a)	48,500	(111,550)
Digital Ally, Inc. (a)	155	(716)
Draganfly, Inc. (a)	3,200	(4,096)
DZS, Inc. (a)	100	(789)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
eMagin Corp. (a)	4,200	$(8,736)
HP, Inc.	800	(23,480)
Knowles Corp. (a)	1,400	(23,800)
KULR Technology Group, Inc. (a)	11,300	(9,914)
Lam Research Corp.	1,100	(583,132)
Lantronix, Inc. (a)	300	(1,302)
LightPath Technologies, Inc., Class A (a)	800	(1,128)
Markforged Holding Corp. (a)	3,700	(3,548)
MicroVision, Inc. (a)	5,000	(13,350)
Minim, Inc. (a)	800	(87)
Monolithic Power Systems, Inc.	700	(350,378)
Navitas Semiconductor Corp. (a)	4,000	(29,240)
NCR Corp. (a)	11,500	(271,285)
NextNav, Inc. (a)	1,800	(3,654)
ON Semiconductor Corp. (a)	67,000	(5,515,440)
Ondas Holdings, Inc. (a)	5,600	(6,048)
Pitney Bowes, Inc.	4,200	(16,338)
Rekor Systems, Inc. (a)	4,200	(5,250)
Rigetti Computing, Inc., Class A (a)	6,300	(4,557)
Seagate Technology Holdings PLC	12,000	(793,440)
Sight Sciences, Inc. (a)	200	(1,748)
SigmaTron International, Inc. (a)	400	(1,052)
Snap One Holdings Corp. (a)	800	(7,480)
Socket Mobile, Inc. (a)	400	(752)
Super Micro Computer, Inc. (a)	2,500	(266,375)
TD SYNNEX Corp.	3,300	(319,407)
Teledyne Technologies, Inc. (a)	700	(313,152)
Teradyne, Inc.	100	(10,751)
Terran Orbital Corp. (a)	60,300	(110,952)
Texas Instruments, Inc.	300	(55,803)
Tingo Group, Inc. (a)	2,900	(3,045)
Trio-Tech International (a)	200	(940)
Ubiquiti, Inc.	600	(163,014)
Velo3D, Inc. (a)	21,000	(47,670)
Vizio Holding Corp., Class A (a)	6,700	(61,506)
Xperi, Inc. (a)	800	(8,744)

		(24,330,588)

Telecommunications — (0.1)%
ATN International, Inc.	100	(4,092)
BCE, Inc.	21,700	(971,943)
BlackSky Technology, Inc. (a)	13,600	(20,400)
Consolidated Communications Holdings, Inc. (a)	1,600	(4,128)
Cyxtera Technologies, Inc. (a)	3,900	(1,191)
DigitalBridge Group, Inc.	21,406	(256,658)
Frontier Communications Parent, Inc. (a)	24,599	(560,119)
IDT Corp., Class B (a)	200	(6,816)
Millicom International Cellular SA (a)	100	(1,892)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Planet Labs PBC (a)	7,200	$(28,296)
Rogers Communications, Inc., Class B	4,100	(190,076)
Shenandoah Telecommunications Co.	1,300	(24,726)
T-Mobile US, Inc. (a)	25,932	(3,755,991)
Telesat Corp. (a)	600	(5,160)
TELUS Corp.	1,300	(25,818)

		(5,857,306)

Utilities — (0.1)%
AES Corp.	3,900	(93,912)
Algonquin Power & Utilities Corp.	84,900	(713,160)
Atmos Energy Corp.	2,900	(325,844)
Brookfield Infrastructure Corp., Class A	5,700	(262,542)
Brookfield Renewable Corp., Class A	11,700	(408,915)
California Water Service Group	1,700	(98,940)
CenterPoint Energy, Inc.	25,800	(760,068)
FTC Solar, Inc. (a)	24,200	(54,450)
NRG Energy, Inc.	61,900	(2,122,551)
OGE Energy Corp.	2,900	(109,214)
Southwest Gas Holdings, Inc.	4,400	(274,780)
UGI Corp.	17,200	(597,872)
Via Renewables, Inc.	60	(1,103)
Vistra Corp.	200	(4,800)

		(5,828,151)

Total North America		(447,555,304)

Oceania — (0.0)%
Health Care — (0.0)%
Alterity Therapeutics Ltd., ADR (a)	110	(293)
Immutep Ltd., ADR(a)	1,600	(2,688)
Kazia Therapeutics Ltd., ADR (a)	600	(618)
Opthea Ltd., ADR(a)	100	(396)

		(3,995)

Industrial Products — (0.0)%
Cenntro Electric Group Ltd. (a)	986	(455)
Tritium DCFC Ltd. (a)	2,300	(2,944)

		(3,399)

Materials — (0.0)%
BHP Group Ltd., ADR	1,400	(88,774)

Oil & Gas — (0.0)%
Imperial Petroleum, Inc. (a)	10,600	(2,052)
Woodside Energy Group Ltd., ADR	2,800	(62,804)

		(64,856)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
Software & Technology Services — (0.0)%
Advanced Health Intelligence Ltd., ADR (a)	2,100	$(756)

Total Oceania		(161,780)

South America — (0.2)%
Banking — (0.1)%
Banco Bradesco SA, ADR	300,400	(787,048)
Banco Santander Chile, ADR	15,900	(283,497)
Itau Unibanco Holding SA, ADR	137,900	(671,573)
NU Holdings Ltd., Class A (a)	171,400	(815,864)

		(2,557,982)

Consumer Staple Products — (0.0)%
Adecoagro SA	13,300	(107,597)
AMBEV SA, ADR	99,700	(281,154)
Cia Cervecerias Unidas SA, ADR	2,300	(35,949)

		(424,700)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A	500	(4,065)

Industrial Services — (0.0)%
Azul SA, ADR (a)	45,300	(323,895)
Corporacion America Airports SA (a)	1,000	(10,180)

		(334,075)

Materials — (0.0)%
Bioceres Crop Solutions Corp. (a)	1,100	(12,771)
Sociedad Quimica y Minera de Chile SA, ADR	200	(16,212)
Wheaton Precious Metals Corp.	100	(4,816)

		(33,799)

Media — (0.0)%
Despegar.com Corp. (a)	2,600	(15,964)

Oil & Gas — (0.0)%
Cosan SA, ADR	2,700	(31,914)

Retail & Wholesale—Discretionary — (0.1)%
MercadoLibre, Inc. (a)	2,600	(3,426,956)

		(3,426,956)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	1,100	(12,056)
CI&T, Inc., Class A (a)	900	(4,959)
Vasta Platform Ltd. (a)	200	(642)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Shares	Value
VTEX, Class A (a)	2,100	$(8,064)

		(25,721)

Telecommunications — (0.0)%
TIM SA, ADR	1,200	(14,832)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	28,600	(286,286)
Cia Paranaense de Energia, ADR	4,900	(32,928)
Enel Chile SA, ADR	5,800	(15,660)

		(334,874)

Total South America		(7,204,882)

TOTAL COMMON STOCK (PROCEEDS $519,975,312)		(500,030,690)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.9)%
Asia — (0.7)%
Alibaba Group Holding Ltd. (b)	$11,227,000	(9,956,199)
Bank of China Ltd. (b),(d),(k),(m)	3,600,000	(3,470,760)
Industrial & Commercial Bank of China Ltd. (b),(d),(k),(m)	12,800,000	(11,968,000)
Tencent Holdings Ltd., MTN (b),(k)	1,856,000	(1,704,602)
Tencent Holdings Ltd., MTN (b),(k)	4,566,000	(4,485,448)

Total Asia		(31,585,009)

North America — (0.2)%
Petroleos Mexicanos (b),(k)	8,815,000	(8,449,564)

Total North America		(8,449,564)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $41,045,640)		(40,034,573)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (0.1)%
Consumer Staples Select Sector SPDR Fund	5,903	(441,013)
Energy Select Sector SPDR Fund	22,286	(1,845,950)
SPDR S&P Regional Banking ETF	5,548	(243,335)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $2,416,519)		(2,530,298)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (13.2)%
North America — (13.2)%
Uniform Mortgage-Backed Securities — (13.2)%
Federal National Mortgage Association, TBA, 30 Year Maturity, 3.00%, 04/13/53 (b),(f)	$900,000	$(807,012)
Federal National Mortgage Association, TBA, 30 Year Maturity, 5.00%, 04/13/53 (f)	434,000,000	(432,677,602)
Federal National Mortgage Association, TBA, 30 Year Maturity, 6.00%, 04/13/53 (f)	150,000,000	(153,105,450)

		(586,590,064)

Total North America		(586,590,064)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $578,068,203)		(586,590,064)

SOVEREIGN DEBT — (1.6)%
Bahrain Government International Bond (b),(k)	3,569,000	(3,180,907)
Bahrain Government International Bond (b),(k)	2,000,000	(1,845,240)
Bahrain Government International Bond (b),(k)	4,217,000	(4,280,171)
Bahrain Government International Bond (b),(k)	1,799,000	(1,855,924)
Bahrain Government International Bond (b),(k)	705,000	(635,381)
Bahrain Government International Bond, MTN (b),(k)	4,317,000	(3,745,049)
Brazilian Government International Bond (b)	6,069,000	(5,432,180)
Brazilian Government International Bond (b)	827,000	(649,067)
Brazilian Government International Bond (b)	3,068,000	(2,577,892)
Brazilian Government International Bond (b)	2,823,000	(3,255,360)
Chile Government International Bond (b),(k)	1,000,000	(844,242)
China Government International Bond (b),(k)	5,000,000	(4,525,545)
Colombia Government International Bond (b)	4,738,000	(3,578,372)
Egypt Government International Bond (b),(k)	6,137,000	(5,004,662)
Indonesia Government International Bond (b),(k)	686,000	(682,995)
Indonesia Government International Bond (b)	710,000	(714,473)
Peruvian Government International Bond (b)	6,918,000	(5,638,279)
Peruvian Government International Bond (b)	4,123,000	(4,145,080)
Peruvian Government International Bond (b)	184,000	(199,785)
Peruvian Government International Bond (b)	2,799,000	(3,520,294)
Turkey Government International Bond (b)	4,515,000	(4,548,862)
Turkey Government International Bond (b)	9,960,000	(9,980,916)

TOTAL SOVEREIGN DEBT (PROCEEDS $71,237,874)		(70,840,676)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Security Description	Principal Amount	Value

U.S. TREASURY NOTES — (0.2)%
North America — (0.2)%
U.S. Treasury Bonds,
2.88%, 05/15/52 (b)	$(2,159,600)	$(1,847,470)
3.00%, 08/15/52 (b)	(2,868,800)	(2,520,062)
U.S. Treasury Notes,
3.50%, 02/15/33 (b)	(140,000)	(140,219)
4.00%, 02/15/26 - 02/28/30 (b)	(2,677,000)	(2,718,423)
4.63%, 02/28/25 (b)	(562,000)	(567,466)

Total North America		(7,793,640)

TOTAL U.S. TREASURY NOTES (PROCEEDS $7,793,795)		(7,793,640)

WARRANTS — (0.0)%
North America — (0.0)%
Galectin Therapeutics, Inc. (a),(c)	1,340	0
Salarius Pharmaceuticals, Inc. (a),(c)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT — (27.3)% (PROCEEDS $1,220,537,343)		(1,207,819,941)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security is valued using significant unobservable inputs.
(d)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2023.

(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)	When issued or delayed delivery security included.
(g)	Non-interest bearing bond.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2023. Maturity date presented is the ultimate maturity.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

(j)	All or a portion of the security represents an unsettled loan commitment at March 31, 2023 where the rate will be determined at time of settlement.
(k)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(l)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(m)	Security is perpetual in nature and has no stated maturity.
(n)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Centiva Offshore Fund LLP, Qube Torus and Statar Capital Class A, 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022 and 7/1/2022. Amounts to $385,308,580 and represents 8.7% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CBOE SPX VOLATILITY INDX JUN 23	45.00 USD	06/21/23	4,094	(4,094)	$(613,363)	$(249,734)	$363,629
CBOE SPX VOLATILITY INDX SEP 23	36.00 USD	09/20/23	250	(250)	(48,868)	(43,000)	5,868
CBOE SPX VOLATILITY INDX SEP 23	38.00 USD	09/20/23	1,637	(1,637)	(264,492)	(245,550)	18,942
COPPER FUTURE 07/01/23	490.00 USD	06/27/23	260	(260)	(278,832)	(159,250)	119,582
CRUDE OIL FUT OPT DEC 23	200.00 USD	11/15/23	60	(4,413,000)	(34,291)	(2,400)	31,891
CRUDE OIL FUT OPT DEC 23	100.00 USD	11/15/23	82	(6,031,100)	(280,325)	(140,220)	140,105
CRUDE OIL FUT OPT JUN 23	200.00 USD	05/17/23	429	(32,518,200)	(408,202)	(4,290)	403,912
NAT GAS EURO OPT AUG 23	7.00 USD	07/26/23	1	(27,830)	(4,813)	(87)	4,726
NAT GAS EURO OPT JUL 23	7.00 USD	06/27/23	2	(54,640)	(9,625)	(112)	9,513
NAT GAS EURO OPT JUN 23	7.00 USD	05/25/23	1	(24,650)	(4,813)	(23)	4,790
NAT GAS EURO OPT JUN 23	6.00 USD	05/25/23	1	(24,650)	(8,103)	(44)	8,059
NAT GAS EURO OPT MAY 23	7.00 USD	04/25/23	2	(44,320)	(9,625)	(12)	9,613
NAT GAS EURO OPT OCT 23	7.00 USD	09/26/23	1	(28,470)	(4,813)	(213)	4,600
NAT GAS EURO OPT SEP 23	7.00 USD	08/28/23	2	(55,000)	(9,625)	(282)	9,343
NAT GAS EURO OPT APR 25	6.00 USD	03/26/25	20	(764,800)	(99,054)	(65,060)	33,994

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT APR 25	8.00 USD	03/26/25	20	(764,800)	$(56,054)	$(31,760)	$24,294
NAT GAS EURO OPT AUG 23	10.00 USD	07/26/23	80	(2,226,400)	(48,214)	(2,000)	46,214
NAT GAS EURO OPT AUG 23	4.50 USD	07/26/23	76	(2,115,080)	(55,483)	(47,880)	7,603
NAT GAS EURO OPT AUG23	4.95 USD	07/26/23	20	(556,600)	(17,054)	(8,140)	8,914
NAT GAS EURO OPT AUG25	6.00 USD	07/28/25	20	(822,000)	(99,053)	(69,720)	29,333
NAT GAS EURO OPT AUG25	8.00 USD	07/28/25	20	(822,000)	(56,054)	(32,340)	23,714
NAT GAS EURO OPT DEC23	3.75 USD	11/27/23	40	(1,488,000)	(300,107)	(282,680)	17,427
NAT GAS EURO OPT DEC23	5.00 USD	11/27/23	120	(4,464,000)	(532,320)	(445,200)	87,120
NAT GAS EURO OPT DEC25	6.00 USD	11/24/25	20	(970,000)	(99,053)	(155,020)	(55,967)
NAT GAS EURO OPT DEC25	8.00 USD	11/24/25	20	(970,000)	(56,053)	(95,260)	(39,207)
NAT GAS EURO OPT FEB25	6.00 USD	01/28/25	20	(916,200)	(99,053)	(162,400)	(63,347)
NAT GAS EURO OPT FEB25	8.00 USD	01/28/25	20	(916,200)	(56,053)	(107,720)	(51,667)
NAT GAS EURO OPT JAN25	6.00 USD	12/26/24	20	(941,200)	(99,053)	(162,180)	(63,127)
NAT GAS EURO OPT JAN25	8.00 USD	12/26/24	20	(941,200)	(56,053)	(105,080)	(49,027)
NAT GAS EURO OPT JUL 23	10.00 USD	06/27/23	80	(2,185,600)	(48,214)	(1,200)	47,014
NAT GAS EURO OPT JUL25	6.00 USD	06/25/25	20	(814,800)	(99,054)	(66,700)	32,354
NAT GAS EURO OPT JUL25	8.00 USD	06/25/25	20	(814,800)	(56,053)	(30,620)	25,433
NAT GAS EURO OPT JUN 23	10.00 USD	05/25/23	80	(1,972,000)	(48,214)	(400)	47,814
NAT GAS EURO OPT JUN23	2.50 USD	05/25/23	200	(4,930,000)	(492,534)	(588,000)	(95,466)
NAT GAS EURO OPT JUN23	4.00 USD	05/25/23	540	(13,311,000)	(153,442)	(159,840)	(6,398)
NAT GAS EURO OPT JUN25	6.00 USD	05/27/25	20	(790,600)	(99,053)	(60,640)	38,413
NAT GAS EURO OPT JUN25	8.00 USD	05/27/25	20	(790,600)	(56,053)	(27,720)	28,333
NAT GAS EURO OPT MAR25	6.00 USD	02/25/25	20	(846,200)	(99,053)	(139,620)	(40,567)
NAT GAS EURO OPT MAR25	8.00 USD	02/25/25	20	(846,200)	(56,053)	(92,980)	(36,927)
NAT GAS EURO OPT MAY 23	10.00 USD	04/25/23	80	(1,772,800)	(48,214)	(160)	48,054
NAT GAS EURO OPT MAY23	2.25 USD	04/25/23	90	(1,994,400)	(148,740)	(172,890)	(24,150)
NAT GAS EURO OPT MAY23	2.35 USD	04/25/23	28	(620,480)	(32,395)	(42,532)	(10,137)
NAT GAS EURO OPT MAY23	3.25 USD	04/25/23	400	(8,864,000)	(429,548)	(82,800)	346,748
NAT GAS EURO OPT MAY23	3.00 USD	04/25/23	120	(2,659,200)	(56,720)	(40,920)	15,800
NAT GAS EURO OPT MAY23	3.50 USD	04/25/23	138	(3,058,080)	(35,209)	(18,630)	16,579
NAT GAS EURO OPT MAY25	6.00 USD	04/25/25	20	(760,200)	(99,054)	(54,800)	44,254
NAT GAS EURO OPT MAY25	8.00 USD	04/25/25	20	(760,200)	(56,053)	(25,120)	30,933
NAT GAS EURO OPT NOV23	4.50 USD	10/26/23	80	(2,590,400)	(232,214)	(199,040)	33,174

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT NOV23	5.25 USD	10/26/23	80	(2,590,400)	$(209,214)	$(122,960)	$86,254
NAT GAS EURO OPT NOV23	4.00 USD	10/26/23	20	(647,600)	(110,054)	(70,160)	39,894
NAT GAS EURO OPT NOV25	5.00 USD	10/26/23	260	(8,418,800)	(771,094)	(467,220)	303,874
NAT GAS EURO OPT NOV25	6.00 USD	10/28/25	20	(896,400)	(99,053)	(115,500)	(16,447)
NAT GAS EURO OPT NOV25	8.00 USD	10/28/25	20	(896,400)	(56,053)	(65,140)	(9,087)
NAT GAS EURO OPT OCT 23	10.00 USD	09/26/23	80	(2,277,600)	(48,214)	(5,280)	42,934
NAT GAS EURO OPT OCT25	6.00 USD	09/25/25	20	(830,800)	(99,053)	(77,260)	21,793
NAT GAS EURO OPT OCT25	8.00 USD	09/25/25	20	(830,800)	(56,053)	(37,140)	18,913
NAT GAS EURO OPT SEP 23	10.00 USD	08/28/23	80	(2,200,000)	(48,214)	(3,360)	44,854
NAT GAS EURO OPT SEP25	6.00 USD	08/26/25	20	(816,000)	(99,053)	(69,400)	29,653
NAT GAS EURO OPT SEP25	8.00 USD	08/26/25	20	(816,000)	(56,053)	(32,520)	23,533
PHE 01312024 C7	7.00 USD	12/26/23	480	(4,706,400)	(420,259)	(326,040)	94,219
PHE 10312023 C5 SEP23 5 CALL	5.00 USD	09/26/23	160	(1,138,800)	(47,287)	(31,240)	16,047
PHE 12312023 C3.75 NOV23 3.75 CALL	3.75 USD	11/27/23	160	(1,488,000)	(300,086)	(282,680)	17,406
VIX US JUN 23 37.5C	37.50 USD	06/21/23	3,300	(3,300)	(425,604)	(315,150)	110,454

					$(8,899,715)	$(6,443,319)	$2,456,396

Exchange-Traded Put Options Written
CBOE SPX VOLATILITY INDX JUN 23	22.00 USD	06/21/23	4,094	(4,094)	$(781,217)	$(949,808)	$(168,591)
CBOE SPX VOLATILITY INDX SEP 23	19.00 USD	09/20/23	1,887	(1,887)	(236,779)	(198,135)	38,644
COPPER FUTURE 07/01/23	350.00 USD	06/27/23	260	(260)	(389,332)	(198,250)	191,082
CRUDE OIL FUT OPT DEC 23	45.00 USD	11/15/23	60	(4,413,000)	(208,891)	(67,200)	141,691
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	164	(4,564,120)	(685,738)	(2,875,084)	(2,189,346)
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	55	(4,564,120)	(59,490)	(45,265)	14,225
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	164	(2,046,000)	(685,738)	(2,932,812)	(2,247,074)
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	164	(4,480,480)	(685,738)	(3,339,860)	(2,654,122)
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	164	(4,042,600)	(685,738)	(3,739,364)	(3,053,626)
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	164	(3,634,240)	(685,738)	(2,837,200)	(2,151,462)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	164	(4,669,080)	(685,738)	(2,947,900)	(2,262,162)
NAT GAS EURO OPT APR 23	3.95 USD	04/25/23	20	(4,510,000)	(125,053)	(347,060)	(222,007)
NAT GAS EURO OPT APR 23	3.75 USD	10/26/23	20	(443,200)	(67,053)	(183,100)	(116,047)
NAT GAS EURO OPT APR 23	3.75 USD	11/27/23	60	(647,600)	(365,160)	(441,480)	(76,320)
NAT GAS EURO OPT APR24	2.00 USD	03/25/24	20	(2,232,000)	(27,853)	(32,760)	(4,907)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT APR25	2.75 USD	03/26/25	20	(644,800)	$(62,453)	$(61,860)	$593
NAT GAS EURO OPT APR25	3.50 USD	03/26/25	20	(764,800)	(118,053)	(127,960)	(9,907)
NAT GAS EURO OPT AUG 23	3.50 USD	07/26/23	40	(764,800)	(112,107)	(358,760)	(246,653)
NAT GAS EURO OPT AUG24	2.00 USD	07/26/24	20	(1,113,200)	(27,853)	(24,160)	3,693
NAT GAS EURO OPT AUG25	2.75 USD	07/28/25	20	(710,000)	(62,454)	(43,960)	18,494
NAT GAS EURO OPT AUG25	3.50 USD	07/28/25	20	(822,000)	(118,054)	(99,300)	18,754
NAT GAS EURO OPT DEC25	2.75 USD	11/24/25	20	(822,000)	(62,454)	(40,760)	21,694
NAT GAS EURO OPT DEC25	3.50 USD	11/24/25	20	(970,000)	(118,054)	(87,040)	31,014
NAT GAS EURO OPT FEB25	2.75 USD	01/28/25	20	(970,000)	(62,453)	(56,320)	6,133
NAT GAS EURO OPT FEB25	3.50 USD	01/28/25	20	(916,200)	(118,053)	(114,560)	3,493
NAT GAS EURO OPT JAN25	2.75 USD	12/26/24	20	(916,200)	(62,453)	(47,400)	15,053
NAT GAS EURO OPT JAN25	3.50 USD	12/26/24	20	(941,200)	(118,054)	(100,800)	17,254
NAT GAS EURO OPT JUL24	2.00 USD	06/25/24	20	(941,200)	(27,853)	(23,800)	4,053
NAT GAS EURO OPT JUL25	2.75 USD	06/25/25	20	(703,000)	(62,453)	(44,380)	18,073
NAT GAS EURO OPT JUL25	3.50 USD	06/25/25	20	(814,800)	(118,054)	(100,520)	17,534
NAT GAS EURO OPT JUN23	1.90 USD	05/25/23	100	(814,800)	(116,367)	(99,900)	16,467
NAT GAS EURO OPT JUN24	2.00 USD	05/28/24	20	(2,465,000)	(27,854)	(26,140)	1,714
NAT GAS EURO OPT JUN25	2.75 USD	05/27/25	20	(674,400)	(62,453)	(48,600)	13,853
NAT GAS EURO OPT JUN25	3.50 USD	05/27/25	20	(790,600)	(118,053)	(108,120)	9,933
NAT GAS EURO OPT MAR25	2.75 USD	02/25/25	20	(790,600)	(62,453)	(69,700)	(7,247)
NAT GAS EURO OPT MAR25	3.50 USD	02/25/25	20	(846,200)	(118,053)	(136,020)	(17,967)
NAT GAS EURO OPT MAY23	1.75 USD	04/25/23	60	(846,200)	(42,370)	(34,560)	7,810
NAT GAS EURO OPT MAY23	3.55 USD	04/25/23	20	(1,329,600)	(113,453)	(268,420)	(154,967)
NAT GAS EURO OPT MAY23	1.50 USD	04/25/23	20	(443,200)	(6,854)	(6,060)	794
NAT GAS EURO OPT MAY24	2.00 USD	04/25/24	20	(443,200)	(27,853)	(28,900)	(1,047)
NAT GAS EURO OPT MAY25	2.75 USD	04/25/25	20	(644,400)	(62,453)	(55,520)	6,933
NAT GAS EURO OPT MAY25	3.50 USD	04/25/25	20	(760,200)	(118,053)	(119,780)	(1,727)
NAT GAS EURO OPT NOV25	3.00 USD	10/26/23	20	(760,200)	(90,803)	(96,540)	(5,737)
NAT GAS EURO OPT NOV25	2.75 USD	10/28/25	20	(647,600)	(62,454)	(42,160)	20,294
NAT GAS EURO OPT NOV25	3.50 USD	10/28/25	20	(896,400)	(118,053)	(92,280)	25,773
NAT GAS EURO OPT OCT23	2.25 USD	09/26/23	110	(896,400)	(311,694)	(286,880)	24,814
NAT GAS EURO OPT OCT24	2.00 USD	09/25/24	20	(3,131,700)	(27,853)	(26,760)	1,093
NAT GAS EURO OPT OCT25	2.75 USD	09/25/25	20	(717,000)	(62,453)	(45,860)	16,593

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT OCT25	3.50 USD	09/25/25	20	(830,800)	$(118,054)	$(101,380)	$16,674
NAT GAS EURO OPT SEP24	2.00 USD	08/27/24	20	(830,800)	(27,853)	(26,400)	1,453
NAT GAS EURO OPT SEP25	2.75 USD	08/26/25	20	(701,800)	(62,453)	(45,780)	16,673
NAT GAS EURO OPT SEP25	3.50 USD	08/26/25	20	(816,000)	(118,053)	(102,180)	15,873
PHE 05312023 PHE P1 APR23	1.00 USD	04/25/23	640	(816,000)	(41,946)	(15,680)	26,266
PHE 06302023 PHE P1 MAY23	1.00 USD	05/25/23	640	(3,545,600)	(41,946)	(21,600)	20,346
PHE 07312023 PHE P1 JUN23	1.00 USD	06/27/23	640	(3,944,000)	(41,946)	(22,400)	19,546
PHE 08312023 PHE P1 JUL23	1.00 USD	07/26/23	640	(4,371,200)	(41,946)	(31,840)	10,106
PHE 09302023 PHE P1 AUG23	1.00 USD	08/28/23	640	(4,452,800)	(41,946)	(50,560)	(8,614)
PHE 10312023 PHE P1 SEP23	1.00 USD	09/26/23	640	(4,400,000)	(41,946)	(56,640)	(14,694)
PHE 12312023 P3.75 NOV23	3.75 USD	11/27/23	160	(4,555,200)	(300,086)	(294,320)	5,766
S&P 500 INDEX APR 23	3,865.00 USD	04/21/23	148	(1,488,000)	(712,380)	(154,956)	557,424
VIX US JUN 23 20P	20.00 USD	06/21/23	3,300	(148)	(494,904)	(392,700)	102,204
				(3,300)

					$(11,261,149)	$(25,375,494)	$(14,114,345)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Cap Call 0.95 Jan24	Morgan Stanley Capital Services LLC	0.95 USD	01/10/24	(2,930,400,000)	$(2,930,400,000)	$(882,200)	$(1,587,427)	$(705,227)
Interest Rate Swaption 1Y by 1Y EU 12/20/2023 to Pay Fixed 6% Receive SOFR 1Y BISL Adjst RFR	Barclays Bank PLC	6 USD	12/20/23	(1,999,976,000)	(195,637,652,320)	—	(446,935)	(446,935)
iShares China Large-Cap ETF Call 41 8/18/23	Bank of America N.A.	41 USD	08/18/23	(1,463,040)	(1,463,040)	(321,869)	(138,546)	183,323
iShares China Large-Cap ETF Call 45 12/15/23	Goldman Sachs & Co. LLC	45 USD	12/15/23	(1,146,566)	(1,146,566)	(745,268)	(173,388)	571,880
LME Nickel 3M Call	Morgan Stanley & Co. LLC	60,000 USD	12/04/24	(1,260)	(123,253)	(1,008,000)	(532,820)	475,180
USD ZAR FX Option Call 19.5 4/28/23	Citi Bank N.A.	20 USD	04/28/23	32,800,000	(32,800,000)	(261,744)	(32,842)	228,902

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
XPD USD FX Option Call 2000 5/17/23	JPMorgan Chase Bank N.A.	2,000 USD	05/17/23	6,600	$(6,600)	$(105,600)	$(44,382)	$61,218

						$(3,324,681)	$(2,956,340)	$368,341

OTC Put Options Written
EO-USDBRL (USD) 04/03/23	JPMorgan Chase Bank, N.A	4.90 USD	04/03/23	65,000,000	(65,000,000)	(268,450)	(2,117)	266,333
USD BRL FX Option Put 5.1 4/3/23	Citi Bank N.A.	5.10 USD	04/03/23	65,000,000	(65,000,000)	(193,050)	(562,503)	(369,453)

						$(461,500)	$(564,620)	$(103,120)

Total Options Written Outstanding						$(23,947,045)	$(35,339,773)	$(11,392,728)

At March 31, 2023, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
ATI Holdings Acquisition, Inc. 2023, 2nd Lien Delayed Draw Term Loan, 0.00%, 03/01/31	$782,441	$782,441	$—
Qualtek Buyer LLC, 2023 Revolver, 12.00%, 03/01/28	1,057,791	1,057,791	—

Total Unfunded Loan Commitment	$1,840,232	$1,840,232	$—

Reverse Repurchase Agreements Outstanding at March 31, 2023

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest
Barclays Capital	3.08%	02/03/23	On Demand	(a)	$4,735,609	$4,750,167
Barclays Capital	3.05%	02/13/23	On Demand	(a)	11,043,649	11,079,084
Barclays Capital	3.05%	02/13/23	On Demand	(a)	5,813,549	5,832,202
Barclays Capital	5.00%	01/23/23	On Demand	(a)	8,393,376	8,463,670
Barclays Capital	5.00%	03/03/23	On Demand	(a)	1,187,868	1,191,943
Barclays Capital	5.00%	03/13/23	On Demand	(a)	5,256,946	5,269,431
JPMorgan Chase Bank, N.A.	5.02%	03/29/23	04/05/23		1,569,819	1,570,476
JPMorgan Chase Bank, N.A.	5.02%	03/29/23	04/05/23		826,764	827,109
JPMorgan Chase Bank, N.A.	5.02%	03/29/23	04/05/23		2,016,267	2,017,110
JPMorgan Chase Bank, N.A.	5.02%	03/29/23	04/05/23		4,140,154	4,141,886
JPMorgan Chase Bank, N.A.	5.02%	03/29/23	04/05/23		13,485,909	13,491,551
JPMorgan Chase Bank, N.A.	5.00%	03/01/23	On Demand	(a)	1,162,393	1,166,994

Total Reverse Repurchase Agreements Outstanding					$59,632,303	$59,801,623

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Futures Contracts Outstanding at March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)

Long Futures
3 Month Eurodollar	6	ICE	1,448,816 EUR	06/19/23	$(452)
3 Month Eurodollar	332	ICE	79,973,633 EUR	09/18/23	28,107
3 Month Eurodollar	615	ICE	149,228,125 EUR	03/17/25	35,111
3 Month SOFR	1	CME	240,913 USD	03/18/25	1,275
3 Month SOFR	2	CME	483,375 USD	06/17/25	1,450
3 Month SOFR	2	CME	483,063 USD	09/16/25	1,987
3 Month SOFR	2	CME	483,225 USD	12/16/25	1,975
90 Day Eurodollar	48	CME	11,421,883 USD	09/18/23	(5,683)
90 Day Eurodollar	39	CME	9,379,662 USD	03/18/24	(35,750)
90 Day Eurodollar	345	CME	83,324,917 USD	03/17/25	83,146
Aluminium	24	LME	1,416,691 USD	06/21/23	29,609
Australian 10-Year Bond	35	SFE	4,182,719 AUD	06/15/23	79,082
Brent Crude	330	ICE	234,300 USD	04/25/23	(207,900)
Brent Crude	533	ICE	325,130 USD	04/25/23	(202,540)
Brent Crude	164	ICE	12,151,128 USD	04/28/23	950,832
Brent Crude	192	ICE	15,275,580 USD	05/31/23	32,580
Brent Crude	5	ICE	405,005 USD	10/31/23	(15,456)
Brent Crude	2	ICE	155,504 USD	10/31/24	(7,284)
Brent Crude	71	NYMEX	5,137,496 USD	10/31/24	124,314
Brent Crude	1	ICE	73,552 USD	10/31/25	(2,372)
British Pound Currency	53	CME	4,011,948 USD	06/16/23	80,646
CAC40 Index	3	Euronext	210,124 EUR	04/21/23	10,733
Canadian Dollar Currency	45	CME	3,270,981 USD	06/20/23	58,569
CBOE Volatility Index	54	CFE	1,302,761 USD	04/19/23	(181,494)
CBOE Volatility Index	48	CFE	1,219,019 USD	05/17/23	(156,851)
CBOE Volatility Index	161	CFE	3,929,040 USD	08/16/23	(113,501)
Chicago CG Basis	31	ICE	17,798 USD	10/03/23	(415)
Chicago CG Basis	31	ICE	5,398 USD	03/04/24	1,135
Cocoa	1,541	ICE	43,542,231 USD	07/14/23	1,054,309
Coffee 'C'	8	ICE	530,738 USD	07/19/23	(21,638)
Copper	31	COMEX	3,023,619 USD	05/26/23	149,618
Corn	416	CBOT	12,870,528 USD	05/12/23	867,872
Cotton No.2	24	ICE	1,012,725 USD	07/07/23	(15,525)
DAX Index	10	Eurex	3,828,777 EUR	06/16/23	130,653
DJIA mini E-CBOT	35	CBOT	5,695,350 USD	06/16/23	160,150
Dominion South Swing	1	ICE	4,338 USD	04/03/23	134
Dominion South Swing	1	ICE	4,338 USD	04/03/23	134
Dominion South Swing	1	ICE	4,338 USD	04/04/23	134
Dominion South Swing	1	ICE	4,338 USD	04/05/23	147
Dominion South Swing	1	ICE	4,338 USD	04/06/23	147
Dominion South Swing	1	ICE	4,338 USD	04/10/23	147

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Dominion South Swing	1	ICE	4,338 USD	04/10/23	$147
Dominion South Swing	1	ICE	4,338 USD	04/10/23	147
Dominion South Swing	1	ICE	4,338 USD	04/10/23	147
Dominion South Swing	1	ICE	4,338 USD	04/11/23	147
Dominion South Swing	1	ICE	4,338 USD	04/12/23	147
Dominion South Swing	1	ICE	4,338 USD	04/13/23	147
Dominion South Swing	1	ICE	4,338 USD	04/14/23	147
Dominion South Swing	1	ICE	4,338 USD	04/17/23	147
Dominion South Swing	1	ICE	4,338 USD	04/17/23	147
Dominion South Swing	1	ICE	4,338 USD	04/17/23	147
Dominion South Swing	1	ICE	4,338 USD	04/18/23	147
Dominion South Swing	1	ICE	4,338 USD	04/19/23	147
Dominion South Swing	1	ICE	4,338 USD	04/20/23	147
Dominion South Swing	1	ICE	4,338 USD	04/21/23	147
Dominion South Swing	1	ICE	4,338 USD	04/24/23	147
Dominion South Swing	1	ICE	4,338 USD	04/24/23	147
Dominion South Swing	1	ICE	4,338 USD	04/24/23	147
Dominion South Swing	1	ICE	4,338 USD	04/25/23	147
Dominion South Swing	1	ICE	4,338 USD	04/26/23	147
Dominion South Swing	1	ICE	4,338 USD	04/27/23	147
Dominion South Swing	1	ICE	4,338 USD	04/28/23	147
Dominion South Swing	1	ICE	4,338 USD	05/01/23	147
Dominion South Swing	1	ICE	4,338 USD	05/01/23	147
Dominion South Swing	1	ICE	4,338 USD	05/01/23	147
Dominion Sp	31	ICE	96,654 USD	07/05/23	54,417
Dominion Sp	30	ICE	93,536 USD	09/05/23	29,411
Dominion Sp	150	ICE	369,639 USD	11/02/23	15,264
Dominion Sp	30	ICE	89,974 USD	09/04/24	5,036
E-mini Russell 2000	18	CME	1,608,030 USD	06/16/23	24,120
E-Mini S&P 500 Index	59	CME	11,742,580 USD	06/16/23	463,782
Euro FX	16	CME	2,184,616 USD	06/16/23	(3,916)
FTSE 100 Index	63	ICE	4,699,559 GBP	06/16/23	139,410
FTSE China A50	283	SGX	3,724,351 USD	04/27/23	41,247
FTSE/MIB Index	1	IDEM	125,627 EUR	06/16/23	8,299
Gasoline RBOB	94	NYMEX	10,163,775 USD	04/28/23	420,813
Gasoline RBOB	102	NYMEX	11,146,117 USD	05/31/23	112,235
Globex Natural Gas	128	NYMEX	3,456,160 USD	04/25/23	(619,680)
Globex Natural Gas	67	NYMEX	1,587,615 USD	05/25/23	63,935
Globex Natural Gas	137	NYMEX	4,964,736 USD	10/26/23	(528,676)
Globex Natural Gas	37	NYMEX	1,431,764 USD	11/27/23	(55,364)
Gold 100 OZ	19	COMEX	3,805,216 USD	06/28/23	(31,436)
Hang Seng China Enterprises Index	10	HKFE	10,149,119 HKD	04/27/23	11,641
Henry Hub	89	NYMEX	618,628 USD	04/25/23	(125,568)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Hub	30	ICE	271,751 USD	10/27/23	$(28,901)
Henry Hub	310	ICE	3,196,526 USD	11/28/23	(313,526)
Henry Hub	372	ICE	4,210,591 USD	12/27/24	165,989
Henry Hub	651	ICE	5,785,976 USD	12/29/25	2,465,449
Henry Hub	588	ICE	5,226,043 USD	01/28/26	1,903,457
Henry Hub	651	ICE	5,785,976 USD	02/25/26	1,399,436
Henry Hub	630	ICE	5,599,332 USD	03/27/26	440,793
Henry Hub	651	ICE	5,785,976 USD	04/28/26	439,211
Henry Hub	630	ICE	5,599,332 USD	05/27/26	580,968
Henry Hub	651	ICE	5,785,976 USD	06/26/26	759,829
Henry Hub	651	ICE	5,785,976 USD	07/29/26	795,634
Henry Hub	630	ICE	5,599,332 USD	08/27/26	722,718
Henry Hub	651	ICE	5,785,976 USD	09/28/26	859,106
Henry Hub	630	ICE	5,599,332 USD	10/28/26	1,354,293
Henry Hub	651	ICE	5,785,976 USD	11/25/26	2,009,749
Henry Hub	61	ICE	651,227 USD	12/29/26	110,968
Henry Hub	52	ICE	554,766 USD	01/27/27	70,014
Henry Hub	61	ICE	651,227 USD	02/24/27	15,045
Henry Hub	58	ICE	619,066 USD	03/29/27	(68,211)
Henry Hub	61	ICE	651,227 USD	04/28/27	(75,082)
Henry Hub	58	ICE	619,066 USD	05/26/27	(62,411)
Henry Hub	61	ICE	651,227 USD	06/28/27	(53,427)
Henry Hub	61	ICE	651,227 USD	07/28/27	(48,242)
Henry Hub	58	ICE	619,066 USD	08/27/27	(48,201)
Henry Hub	61	ICE	651,227 USD	09/28/27	(35,280)
Henry Hub	58	ICE	619,066 USD	10/27/27	17,194
Henry Hub	61	ICE	651,227 USD	11/26/27	83,365
HH PENUL FIXED JAN24 IFED 20231226	144	ICE	1,508,526 USD	12/26/23	(96,606)
HSC Basis	60	ICE	62,948 USD	11/02/23	(428)
ICE 3 Month Sonia	177	ICE	42,395,096 GBP	03/19/24	(160,008)
ICE 3 month Sonia	469	ICE	112,894,807 GBP	06/17/25	(73,114)
Japan Yen Currency	41	CME	3,826,674 USD	06/16/23	79,857
Japanese 10-Year Bond	10	OSE	1,454,061,464 JPY	06/13/23	204,395
Lean Hogs	411	CME	14,749,435 USD	06/14/23	313,715
Live Cattle	989	CME	61,774,864 USD	08/31/23	2,084,866
Low Sulphar Gasoil	48	ICE	3,547,135 USD	05/11/23	61,265
Low Sulphar Gasoil	39	ICE	2,962,319 USD	06/12/23	(77,295)
Low Sulphar Gasoil	22	ICE	1,672,608 USD	07/12/23	(56,708)
Mexican Peso Currency	127	CME	3,370,312 USD	06/16/23	101,233
Michcon Basis	60	ICE	3,765 USD	04/04/23	8,985
Michcon Basis	93	ICE	58,431 USD	08/02/23	3,794
Michcon Basis	90	ICE	71,171 USD	11/02/23	296
MSCI Emerging Market	15	ICE	717,258 USD	06/16/23	29,367

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
NASDAQ 100 E-Mini	26	CME	6,659,609 USD	06/16/23	$257,301
Natural Gas	458	NYMEX	10,836,181 USD	04/26/23	(686,901)
Natural Gas	63	NYMEX	1,880,778 USD	04/26/23	(484,698)
Natural Gas	51	NYMEX	2,162,598 USD	05/26/23	(905,448)
Natural Gas	31	NYMEX	1,500,763 USD	06/28/23	(653,843)
Natural Gas	208	NYMEX	5,675,738 USD	06/28/23	6,822
Natural Gas	40	NYMEX	1,405,671 USD	07/27/23	(292,471)
Natural Gas	31	NYMEX	1,500,763 USD	08/29/23	(648,263)
Natural Gas	17	NYMEX	480,821 USD	08/29/23	(13,321)
Natural Gas	11	NYMEX	332,840 USD	09/27/23	(19,670)
Natural Gas	41	NYMEX	1,480,641 USD	10/27/23	(153,061)
Natural Gas	674	NYMEX	28,238,094 USD	12/27/23	(1,803,814)
Natural Gas	201	NYMEX	9,651,546 USD	01/29/24	(1,983,396)
Natural Gas	2	NYMEX	75,630 USD	01/29/24	670
Natural Gas	288	NYMEX	15,914,095 USD	02/27/24	(5,822,575)
Natural Gas	203	NYMEX	7,159,558 USD	02/27/24	(46,438)
Natural Gas	172	NYMEX	8,442,096 USD	03/26/24	(2,896,816)
Natural Gas	171	NYMEX	8,339,274 USD	04/26/24	(2,829,654)
Natural Gas	89	NYMEX	3,261,505 USD	04/26/24	(393,925)
Natural Gas	171	NYMEX	8,339,274 USD	05/29/24	(2,573,154)
Natural Gas	63	NYMEX	2,435,912 USD	05/29/24	(311,552)
Natural Gas	171	NYMEX	8,339,274 USD	06/26/24	(2,328,624)
Natural Gas	64	NYMEX	2,462,663 USD	06/26/24	(213,063)
Natural Gas	171	NYMEX	8,339,274 USD	07/29/24	(2,268,774)
Natural Gas	64	NYMEX	2,462,663 USD	07/29/24	(190,663)
Natural Gas	171	NYMEX	8,339,274 USD	08/28/24	(2,338,884)
Natural Gas	63	NYMEX	2,435,912 USD	08/28/24	(225,242)
Natural Gas	298	NYMEX	13,177,763 USD	09/26/24	(2,494,463)
Natural Gas	42	NYMEX	1,840,554 USD	09/26/24	(334,854)
Natural Gas	196	NYMEX	9,512,937 USD	10/29/24	(1,763,097)
Natural Gas	79	NYMEX	2,968,130 USD	10/29/24	155,530
Natural Gas	196	NYMEX	9,512,937 USD	11/26/24	(853,657)
Natural Gas	116	NYMEX	5,506,205 USD	11/26/24	(381,325)
Natural Gas	61	NYMEX	2,762,168 USD	12/27/24	108,492
Natural Gas	32	NYMEX	971,555 USD	01/29/25	494,365
Natural Gas	49	NYMEX	2,191,207 USD	01/29/25	53,483
Natural Gas	32	NYMEX	971,555 USD	02/26/25	382,365
Natural Gas	49	NYMEX	2,191,207 USD	02/26/25	(118,017)
Natural Gas	28	NYMEX	919,648 USD	03/27/25	151,072
Natural Gas	39	NYMEX	1,780,469 USD	03/27/25	(289,109)
Natural Gas	28	NYMEX	919,648 USD	04/28/25	144,632
Natural Gas	39	NYMEX	1,780,469 USD	04/28/25	(298,079)
Natural Gas	28	NYMEX	919,648 USD	05/28/25	187,192
Natural Gas	39	NYMEX	1,780,469 USD	05/28/25	(238,799)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Natural Gas	28	NYMEX	919,648 USD	06/26/25	$221,072
Natural Gas	39	NYMEX	1,780,469 USD	06/26/25	(191,609)
Natural Gas	28	NYMEX	919,648 USD	07/29/25	231,152
Natural Gas	39	NYMEX	1,780,469 USD	07/29/25	(177,569)
Natural Gas	28	NYMEX	919,648 USD	08/27/25	222,752
Natural Gas	39	NYMEX	1,780,469 USD	08/27/25	(189,269)
Natural Gas	28	NYMEX	919,648 USD	09/26/25	243,472
Natural Gas	39	NYMEX	1,780,469 USD	09/26/25	(160,409)
Natural Gas	32	NYMEX	971,555 USD	10/29/25	462,685
Natural Gas	49	NYMEX	2,191,207 USD	10/29/25	4,973
Natural Gas	32	NYMEX	971,555 USD	11/25/25	580,445
Natural Gas	49	NYMEX	2,191,207 USD	11/25/25	185,293
Natural Gas	54	NYMEX	2,034,693 USD	12/29/26	664,227
Natural Gas	54	NYMEX	2,034,693 USD	01/27/27	560,547
Natural Gas	54	NYMEX	2,034,693 USD	02/24/27	324,567
Natural Gas	54	NYMEX	2,034,693 USD	03/29/27	16,767
Natural Gas	54	NYMEX	2,034,693 USD	04/28/27	5,427
Natural Gas	54	NYMEX	2,034,693 USD	05/26/27	38,367
Natural Gas	54	NYMEX	2,034,693 USD	06/28/27	82,107
Natural Gas	54	NYMEX	2,034,693 USD	07/28/27	100,467
Natural Gas	54	NYMEX	2,034,693 USD	08/27/27	95,067
Natural Gas	54	NYMEX	2,034,693 USD	09/28/27	150,147
Natural Gas	54	NYMEX	2,034,693 USD	10/27/27	338,607
Natural Gas	54	NYMEX	2,034,693 USD	11/26/27	570,267
New Zealand Dollar	124	CME	7,619,603 USD	06/16/23	131,636
Nickel	6	LME	860,603 USD	06/21/23	(2,759)
NY Harbor ULSD	42	NYMEX	4,572,260 USD	04/28/23	50,478
NY Harbor ULSD	84	NYMEX	9,004,793 USD	05/31/23	51,583
OMXS30 Index	5	Nasdaq OMX	1,045,193 SEK	04/21/23	6,087
S&P ASX Share Price Index 200	23	SFE	4,059,546 AUD	06/15/23	50,320
S&P TSX 60 Index	18	CDE	4,357,352 CAD	06/15/23	(3,131)
Silver	6	COMEX	700,487 USD	05/26/23	24,193
Soyabean	350	CBOT	25,052,952 USD	05/12/23	1,293,298
Soyabean Oil	705	CBOT	23,613,108 USD	05/12/23	(140,839)
Soybean	192	CBOT	8,867,559 USD	07/14/23	(10,599)
Sugar	4,199	ICE	95,249,691 USD	06/30/23	7,414,179
Swiss Franc Currency	12	CME	1,654,355 USD	06/16/23	220
TETCO M3 Basis	30	ICE	59,974 USD	09/05/23	2,599
TETCO M3 Basis	31	ICE	80,922 USD	10/03/23	128
Topix	39	OSE	789,371,310 JPY	06/08/23	(60,300)
Trans Z4 Basis	31	ICE	6,227 USD	05/02/23	(3,708)
Trans Z4 Basis	30	ICE	13,526 USD	06/02/23	(1,339)
TTF Natural Gas	40	ICE	1,479,371 EUR	12/30/24	269,266
TTF Natural Gas	40	ICE	1,336,206 EUR	01/30/25	228,632

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
TTF Natural Gas	40	ICE	1,477,383 EUR	02/27/25	$138,399
U.S. Treasury 10-Year Note	151	CBOT	16,897,798 USD	06/21/23	455,405
VSTOXX	1,228	Eurex	439,010 EUR	06/21/23	(239,718)
Western Hub Real-Time Peak Daily Mini	25	ICE	421,400 USD	02/02/24	285,670
Western Hub Real-Time Peak Daily Mini	25	ICE	482,680 USD	02/02/24	225,720
Western Hub Real-Time Peak Daily Mini	25	ICE	387,000 USD	03/04/24	210,150
Western Hub Real-Time Peak Daily Mini	25	ICE	460,740 USD	03/04/24	161,700
Western Hub Real-Time Peak Daily Mini	25	ICE	437,525 USD	04/02/24	(16,789)
Western Hub Real-Time Peak Daily Mini	25	ICE	460,740 USD	04/02/24	(56,700)
Western Hub Real-Time Peak Daily Mini	25	ICE	395,600 USD	05/02/24	(87,860)
Western Hub Real-Time Peak Daily Mini	25	ICE	482,680 USD	05/02/24	(113,520)
Western Hub Real-Time Peak Daily Mini	25	ICE	421,400 USD	06/04/24	(99,960)
Western Hub Real-Time Peak Daily Mini	25	ICE	482,680 USD	06/04/24	(104,280)
Western Hub Real-Time Peak Daily Mini	25	ICE	430,000 USD	07/02/24	(102,000)
Western Hub Real-Time Peak Daily Mini	25	ICE	438,800 USD	07/02/24	(68,000)
Western Hub Real-Time Peak Daily Mini	25	ICE	421,400 USD	08/02/24	(20,580)
Western Hub Real-Time Peak Daily Mini	25	ICE	482,680 USD	08/02/24	72,600
Western Hub Real-Time Peak Daily Mini	25	ICE	421,400 USD	09/04/24	(51,940)
Western Hub Real-Time Peak Daily Mini	25	ICE	482,680 USD	09/04/24	38,280
Western Hub Real-Time Peak Daily Mini	25	ICE	430,000 USD	10/02/24	(117,000)
Western Hub Real-Time Peak Daily Mini	25	ICE	438,800 USD	10/02/24	(81,200)
Western Hub Real-Time Peak Daily Mini	25	ICE	404,200 USD	11/04/24	(117,030)
Western Hub Real-Time Peak Daily Mini	25	ICE	504,620 USD	11/04/24	(129,720)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Western Hub Real-Time Peak Daily Mini	25	ICE	431,075 USD	12/03/24	$(74,686)
Western Hub Real-Time Peak Daily Mini	25	ICE	438,800 USD	12/03/24	(84,800)
Western Hub Real-Time Peak Daily Mini	25	ICE	438,600 USD	01/03/25	50,490
Western Hub Real-Time Peak Daily Mini	25	ICE	460,740 USD	01/03/25	7,560
Wheat	536	CBOT	18,615,777 USD	05/12/23	(63,478)
WTI Crude	146	NYMEX	9,965,991 USD	04/20/23	1,081,829
WTI Crude	45	NYMEX	3,365,822 USD	05/22/23	45,178
WTI Crude	12	NYMEX	853,302 USD	08/22/23	46,698
WTI Crude	11	NYMEX	813,443 USD	09/20/23	6,167
WTI Crude	82	NYMEX	5,676,176 USD	11/20/23	354,924
WTI Crude	25	NYMEX	1,835,654 USD	05/21/24	(54,904)
WTI Crude	4	NYMEX	290,370 USD	11/20/24	(13,010)
WTI Crude	3	NYMEX	204,067 USD	11/20/25	(6,127)
Zinc	18	LME	1,347,818 USD	06/21/23	(31,681)

					$(959,259)

Short Futures
3 Month Eurodollar	268	ICE	64,631,985 EUR	12/18/23	$4,105
3 Month Eurodollar	274	ICE	66,313,814 EUR	03/18/24	140,024
3 Month Eurodollar	79	ICE	19,143,725 EUR	06/17/24	33,254
3 Month Eurodollar	102	ICE	24,732,482 EUR	09/16/24	22,159
3 Month Eurodollar	379	ICE	91,824,269 EUR	12/16/24	(100,539)
3 Month SOFR	1	CME	237,381 USD	06/20/23	(437)
3 Month SOFR	16	CME	3,811,788 USD	09/19/23	6,788
3 Month SOFR	13	CME	3,107,488 USD	12/19/23	7,150
3 Month SOFR	6	CME	1,437,825 USD	03/19/24	2,325
3 Month SOFR	9	CME	2,152,588 USD	06/18/24	(9,550)
3 Month SOFR	9	CME	2,161,750 USD	09/17/24	(8,037)
3 Month SOFR	4	CME	961,350 USD	12/17/24	(5,750)
3 Month SOFR	6	CME	1,454,650 USD	06/16/26	(1,400)
3 Month SOFR	4	CME	969,113 USD	09/15/26	(1,537)
3 Month SOFR	3	CME	728,200 USD	12/15/26	325
3 Month SOFR	3	CME	728,150 USD	03/16/27	313
3 Month SOFR	2	CME	484,613 USD	06/15/27	(537)
3 Month SOFR	1	CME	241,850 USD	12/14/27	(550)
3 Month SOFR	2	CME	483,925 USD	03/14/28	(725)
90 Day Eurodollar	48	CME	11,406,880 USD	06/19/23	33,280
90 Day Eurodollar	25	CME	5,932,885 USD	09/18/23	(13,053)
90 Day Eurodollar	64	CME	15,237,466 USD	12/18/23	(32,934)
90 Day Eurodollar	23	CME	5,497,177 USD	03/18/24	(13,335)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
90 Day Eurodollar	130	CME	31,117,869 USD	06/17/24	$(139,006)
90 Day Eurodollar	211	CME	50,648,839 USD	09/16/24	(228,536)
90 Day Eurodollar	74	CME	17,832,797 USD	12/16/24	(40,978)
90 Day Eurodollar	11	CME	2,647,259 USD	03/17/25	(12,129)
90 Day Eurodollar	11	CME	2,648,784 USD	06/16/25	(11,841)
90 Day Eurodollar	10	CME	2,409,961 USD	09/15/25	(9,539)
90 Day Eurodollar	7	CME	1,687,161 USD	12/15/25	(6,927)
90 Day Eurodollar	12	CME	2,886,681 USD	03/16/26	(17,619)
90 Day Eurodollar	4	CME	963,190 USD	06/15/26	(4,860)
90 Day Eurodollar	6	CME	1,443,397 USD	09/14/26	(8,453)
90 Day Eurodollar	3	CME	722,642 USD	12/14/26	(3,245)
90 Day Eurodollar	4	CME	962,490 USD	03/15/27	(5,210)
90 Day Eurodollar	5	CME	1,201,499 USD	06/14/27	(7,813)
90 Day Eurodollar	3	CME	719,192 USD	09/13/27	(6,058)
Aluminium	16	LME	909,939 USD	06/21/23	(54,261)
Australian Dollar Currency	129	CME	8,622,654 USD	06/16/23	(21,636)
Brent Crude	144	ICE	10,666,482 USD	05/31/23	(814,638)
Brent Crude	24	ICE	1,801,019 USD	06/30/23	(105,781)
Brent Crude	30	ICE	2,321,326 USD	07/31/23	(51,974)
Brent Crude	15	ICE	1,089,091 USD	08/31/23	(91,559)
Brent Crude	105	ICE	8,265,290 USD	10/31/23	84,740
California Carbon Allowance Vintage Specific 2023	3,059	ICE	91,533,022 USD	12/22/23	(3,510,108)
Canadian Dollar Currency	111	CME	8,094,729 USD	06/20/23	(118,161)
CBOE Volatility Index	136	CFE	3,160,003 USD	06/21/23	37,688
CBOE Volatility Index	160	CFE	3,848,120 USD	07/19/23	73,064
CBOE Volatility Index	121	CFE	2,923,980 USD	09/20/23	21,082
Chicago CG Basis	30	ICE	3,776 USD	04/02/24	1,849
Cocoa	1,263	ICE	36,179,305 USD	05/15/23	(864,485)
Coffee 'C'	16	ICE	1,075,292 USD	05/18/23	52,292
Copper	154	CMX	15,686,588 USD	05/26/23	(77,237)
Copper	21	COMEX	2,031,524 USD	07/27/23	(122,289)
Corn	446	CBOT	13,550,334 USD	07/14/23	(632,466)
Cotton No.2	30	ICE	1,226,008 USD	05/08/23	(15,692)
Dominion Sp	30	ICE	42,776 USD	06/02/23	(7,339)
Dominion Sp	31	ICE	88,338 USD	10/03/23	(3,088)
Dominion SP	62	ICE	100,804 USD	03/04/24	(9,742)
E-Mini S&P 500 Index	220	CME	44,739,302 USD	06/16/23	(775,948)
Euro BOBL	26	Eurex	3,691,619 EUR	06/08/23	31,731
Euro BOBL	85	Eurex	10,035,925 EUR	06/08/23	17,487
Euro BTP	2	Eurex	228,879 EUR	06/08/23	(1,975)
Euro FX	87	CME	11,601,840 USD	06/16/23	(255,716)
Euro Stoxx 50	512	Eurex	20,937,230 EUR	06/16/23	(953,373)
Euro-Bund	35	Eurex	4,755,577 EUR	06/08/23	1,276

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Euro-OAT	11	Eurex	1,403,958 EUR	06/08/23	$(30,986)
Euro-Schatz	307	Eurex	32,468,737 EUR	06/08/23	22,093
FTSE 100 Index	435	ICE	32,615,291 GBP	06/16/23	(757,873)
Gasoline RBOB	97	NYMEX	10,845,029 USD	04/28/23	(77,365)
Gasoline RBOB	82	NYMEX	8,618,171 USD	06/30/23	(244,963)
Globex Natural Gas	15	NYMEX	406,974 USD	06/27/23	(2,826)
Globex Natural Gas	21	NYMEX	615,264 USD	07/26/23	30,834
Globex Natural Gas	7	NYMEX	199,488 USD	08/28/23	6,988
Globex Natural Gas	151	NYMEX	5,004,370 USD	09/26/23	705,400
Globex Natural Gas	241	NYMEX	9,740,585 USD	12/26/23	288,566
Globex Natural Gas	11	NYMEX	384,981 USD	01/26/24	(34,669)
Globex Natural Gas	11	NYMEX	384,981 USD	02/26/24	(459)
Globex Natural Gas	19	NYMEX	740,967 USD	03/25/24	128,407
Globex Natural Gas	19	NYMEX	740,967 USD	04/25/24	128,787
Globex Natural Gas	19	NYMEX	740,967 USD	05/28/24	100,287
Globex Natural Gas	19	NYMEX	740,967 USD	06/25/24	73,117
Globex Natural Gas	19	NYMEX	740,967 USD	07/26/24	66,467
Globex Natural Gas	19	NYMEX	740,967 USD	08/27/24	74,257
Globex Natural Gas	19	NYMEX	740,967 USD	09/25/24	59,817
Globex Natural Gas	11	NYMEX	384,981 USD	10/28/24	(49,959)
Globex Natural Gas	11	NYMEX	384,981 USD	11/25/24	(100,999)
Globex Natural Gas	32	NYMEX	1,261,145 USD	12/26/24	(244,775)
Globex Natural Gas	32	NYMEX	1,261,145 USD	01/28/25	(204,775)
Globex Natural Gas	32	NYMEX	1,261,145 USD	02/25/25	(92,775)
Globex Natural Gas	32	NYMEX	1,261,145 USD	03/26/25	37,465
Globex Natural Gas	32	NYMEX	1,261,145 USD	04/25/25	44,825
Globex Natural Gas	32	NYMEX	1,261,145 USD	05/27/25	(3,815)
Globex Natural Gas	32	NYMEX	1,261,145 USD	06/25/25	(42,535)
Globex Natural Gas	32	NYMEX	1,261,145 USD	07/28/25	(54,055)
Globex Natural Gas	32	NYMEX	1,261,145 USD	08/26/25	(44,455)
Globex Natural Gas	32	NYMEX	1,261,145 USD	09/25/25	(68,135)
Globex Natural Gas	32	NYMEX	1,261,145 USD	10/28/25	(173,095)
Globex Natural Gas	32	NYMEX	1,261,145 USD	11/24/25	(290,855)
Henry Hub	47	ICE	246,709 USD	04/26/23	(13,671)
Henry Hub	34	NYMEX	482,770 USD	05/25/23	273,245
Henry Hub	351	ICE	4,341,293 USD	05/26/23	2,178,255
Henry Hub	87	NYMEX	1,212,324 USD	06/27/23	618,114
Henry Hub	109	ICE	1,492,405 USD	06/28/23	747,935
Henry Hub	87	NYMEX	1,212,324 USD	07/26/23	607,021
Henry Hub	357	ICE	4,417,038 USD	07/27/23	1,933,210
Henry Hub	87	NYMEX	1,212,324 USD	08/28/23	614,199
Henry Hub	291	ICE	3,191,145 USD	08/29/23	1,190,520
Henry Hub	69	NYMEX	909,190 USD	09/26/23	418,082
Henry Hub	1,074	ICE	9,350,855 USD	09/27/23	1,706,660

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Hub	104	NYMEX	697,054 USD	10/26/23	$(144,826)
Henry Hub	86	NYMEX	537,769 USD	11/27/23	(262,031)
Henry Hub	7	ICE	71,744 USD	12/27/23	3,109
Henry Hub	803	ICE	9,635,400 USD	01/29/24	1,976,787
Henry Hub	786	ICE	9,488,252 USD	02/27/24	2,602,892
Henry Hub	170	NYMEX	1,109,124 USD	03/25/24	(261,076)
Henry Hub	716	ICE	8,722,098 USD	03/26/24	2,951,138
Henry Hub	170	NYMEX	1,109,124 USD	04/25/24	(260,226)
Henry Hub	743	ICE	8,980,147 USD	04/26/24	2,995,282
Henry Hub	170	NYMEX	1,109,124 USD	05/28/24	(323,976)
Henry Hub	716	ICE	8,722,098 USD	05/29/24	2,686,218
Henry Hub	170	NYMEX	1,109,124 USD	06/25/24	(384,751)
Henry Hub	743	ICE	8,980,147 USD	06/26/24	2,451,035
Henry Hub	170	NYMEX	1,109,124 USD	07/26/24	(399,626)
Henry Hub	743	ICE	8,980,147 USD	07/29/24	2,386,022
Henry Hub	170	NYMEX	1,109,124 USD	08/27/24	(382,201)
Henry Hub	716	ICE	8,722,098 USD	08/28/24	2,440,988
Henry Hub	170	NYMEX	1,109,124 USD	09/25/24	(414,501)
Henry Hub	991	ICE	11,108,855 USD	09/26/24	2,227,018
Henry Hub	1,230	ICE	13,134,533 USD	10/29/24	975,983
Henry Hub	1,251	ICE	13,319,868 USD	11/26/24	(497,427)
Henry Hub	16	NYMEX	163,936 USD	12/26/24	(24,304)
Henry Hub	16	NYMEX	163,936 USD	01/28/25	(19,304)
Henry Hub	112	ICE	1,269,982 USD	01/29/25	(12,698)
Henry Hub	16	NYMEX	163,936 USD	02/25/25	(5,304)
Henry Hub	124	ICE	1,406,051 USD	02/26/25	94,442
Henry Hub	16	NYMEX	163,936 USD	03/26/25	10,976
Henry Hub	90	ICE	1,056,221 USD	03/27/25	195,821
Henry Hub	16	NYMEX	163,936 USD	04/25/25	11,896
Henry Hub	93	ICE	1,091,429 USD	04/28/25	207,696
Henry Hub	16	NYMEX	163,936 USD	05/27/25	5,816
Henry Hub	90	ICE	1,056,221 USD	05/28/25	166,796
Henry Hub	16	NYMEX	163,936 USD	06/25/25	976
Henry Hub	93	ICE	1,091,429 USD	06/26/25	144,224
Henry Hub	16	NYMEX	163,936 USD	07/28/25	(464)
Henry Hub	93	ICE	1,091,429 USD	07/29/25	135,854
Henry Hub	16	NYMEX	163,936 USD	08/26/25	736
Henry Hub	90	ICE	1,056,221 USD	08/27/25	138,221
Henry Hub	16	NYMEX	163,936 USD	09/25/25	(2,224)
Henry Hub	93	ICE	1,091,429 USD	09/26/25	125,624
Henry Hub	16	NYMEX	163,936 USD	10/28/25	(15,344)
Henry Hub	120	ICE	1,360,695 USD	10/29/25	16,095
Henry Hub	16	NYMEX	163,936 USD	11/24/25	(30,064)
Henry Hub	124	ICE	1,406,051 USD	11/25/25	(97,448)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Henry Swing	1	ICE	5,112 USD	04/03/23	$(130)
Henry Swing	1	ICE	5,112 USD	04/03/23	(130)
Henry Swing	1	ICE	5,112 USD	04/04/23	(130)
Henry Swing	1	ICE	5,112 USD	04/05/23	(56)
Henry Swing	1	ICE	5,112 USD	04/06/23	(56)
Henry Swing	1	ICE	5,112 USD	04/10/23	(56)
Henry Swing	1	ICE	5,112 USD	04/10/23	(56)
Henry Swing	1	ICE	5,112 USD	04/10/23	(56)
Henry Swing	1	ICE	5,112 USD	04/10/23	(56)
Henry Swing	1	ICE	5,112 USD	04/11/23	(56)
Henry Swing	1	ICE	5,112 USD	04/12/23	(56)
Henry Swing	1	ICE	5,112 USD	04/13/23	(56)
Henry Swing	1	ICE	5,112 USD	04/14/23	(56)
Henry Swing	1	ICE	5,112 USD	04/17/23	(56)
Henry Swing	1	ICE	5,112 USD	04/17/23	(56)
Henry Swing	1	ICE	5,112 USD	04/17/23	(56)
Henry Swing	1	ICE	5,112 USD	04/18/23	(56)
Henry Swing	1	ICE	5,112 USD	04/19/23	(56)
Henry Swing	1	ICE	5,112 USD	04/20/23	(56)
Henry Swing	1	ICE	5,112 USD	04/21/23	(56)
Henry Swing	1	ICE	5,112 USD	04/24/23	(56)
Henry Swing	1	ICE	5,112 USD	04/24/23	(56)
Henry Swing	1	ICE	5,112 USD	04/24/23	(56)
Henry Swing	1	ICE	5,112 USD	04/25/23	(56)
Henry Swing	1	ICE	5,112 USD	04/26/23	(56)
Henry Swing	1	ICE	5,112 USD	04/27/23	(56)
Henry Swing	1	ICE	5,112 USD	04/28/23	(56)
Henry Swing	1	ICE	5,112 USD	05/01/23	(56)
Henry Swing	1	ICE	5,112 USD	05/01/23	(56)
Henry Swing	1	ICE	5,112 USD	05/01/23	(56)
HH PENUL FIXED MAY23 IFED 20230425	432	ICE	3,120,822 USD	04/25/23	727,542
HH PENUL FIXED OCT23 IFED 20230926	29	ICE	234,875 USD	09/26/23	28,467
HSC Basis	30	ICE	24,214 USD	09/05/23	(5,089)
HSC Basis	62	ICE	60,117 USD	10/03/23	4,983
ICE 3 Month Sonia	15	ICE	3,577,491 GBP	12/19/23	(11)
ICE 3 Month Sonia	263	ICE	63,153,831 GBP	06/18/24	264,784
ICE 3 Month Sonia	167	ICE	40,129,390 GBP	09/17/24	89,254
ICE 3 Month Sonia	243	ICE	58,374,025 GBP	12/17/24	(8,296)
ICE 3 Month Sonia	49	ICE	11,793,194 GBP	03/18/25	13,747
Japan Yen Currency	17	CME	1,603,792 USD	06/16/23	(15,989)
Lean Hogs	480	CME	17,774,357 USD	07/17/23	(278,443)
Live Cattle	837	CME	52,252,392 USD	06/30/23	(2,027,058)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Gilt	6	ICE	623,366 GBP	06/28/23	$4,029
Low Sulphar Gasoil	20	ICE	1,575,762 USD	05/11/23	72,262
Low Sulphar Gasoil	78	ICE	5,849,162 USD	08/10/23	141,512
Michcon Basis	93	ICE	15,194 USD	05/02/23	(10,544)
Michcon Basis	31	ICE	8,165 USD	03/04/24	(2,352)
Natural Gas	1	NYMEX	6,769 USD	04/26/23	1,229
Natural Gas	159	NYMEX	3,870,454 USD	04/26/23	347,014
Natural Gas	2	NYMEX	13,546 USD	05/26/23	1,221
Natural Gas	633	NYMEX	16,765,085 USD	05/26/23	1,161,635
Natural Gas	1	NYMEX	6,769 USD	06/28/23	(61)
Natural Gas	43	NYMEX	1,250,961 USD	06/28/23	76,201
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(189)
Natural Gas	10	NYMEX	297,512 USD	07/27/23	19,212
Natural Gas	85	NYMEX	5,014,854 USD	07/27/23	2,649,304
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(204)
Natural Gas	99	NYMEX	2,913,695 USD	08/29/23	191,195
Natural Gas	1	NYMEX	6,778 USD	09/27/23	(340)
Natural Gas	174	NYMEX	4,891,382 USD	09/27/23	(62,398)
Natural Gas	183	NYMEX	10,741,785 USD	09/27/23	5,531,775
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(2,635)
Natural Gas	35	NYMEX	1,138,907 USD	10/27/23	5,607
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(2,522)
Natural Gas	53	NYMEX	1,985,111 USD	11/28/23	13,511
Natural Gas	19	NYMEX	570,517 USD	11/28/23	(136,283)
Natural Gas	386	NYMEX	15,960,675 USD	12/27/23	821,755
Natural Gas	93	NYMEX	3,533,895 USD	01/29/24	(14,055)
Natural Gas	67	NYMEX	2,191,241 USD	03/26/24	31,161
Natural Gas	3	NYMEX	101,255 USD	09/26/24	(6,295)
Natural Gas	88	NYMEX	3,968,649 USD	12/27/24	(172,631)
Natural Gas	42	NYMEX	2,224,526 USD	12/27/24	248,006
Natural Gas	33	NYMEX	1,472,942 USD	12/29/25	(200,158)
Natural Gas	141	NYMEX	5,123,357 USD	12/29/25	(2,025,343)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	(127,958)
Natural Gas	141	NYMEX	5,123,357 USD	01/28/26	(1,715,143)
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	15,592
Natural Gas	141	NYMEX	5,123,357 USD	02/25/26	(1,101,793)
Natural Gas	33	NYMEX	1,472,942 USD	03/27/26	207,392
Natural Gas	141	NYMEX	5,123,357 USD	03/27/26	(283,992)
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	210,292
Natural Gas	141	NYMEX	5,123,357 USD	04/28/26	(269,892)
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	178,022
Natural Gas	141	NYMEX	5,123,357 USD	05/27/26	(409,482)
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	145,282
Natural Gas	141	NYMEX	5,123,357 USD	06/26/26	(547,663)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	$138,022
Natural Gas	141	NYMEX	5,123,357 USD	07/29/26	(578,683)
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	148,322
Natural Gas	141	NYMEX	5,123,357 USD	08/27/26	(536,383)
Natural Gas	33	NYMEX	1,472,542 USD	09/28/26	125,152
Natural Gas	141	NYMEX	5,123,357 USD	09/28/26	(633,673)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	15,592
Natural Gas	141	NYMEX	5,123,357 USD	10/28/26	(1,101,793)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	(108,158)
Natural Gas	141	NYMEX	5,123,357 USD	11/25/26	(1,630,543)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(278,040)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(176,280)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	55,330
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	357,430
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	368,560
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	336,230
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	293,300
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	275,280
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	284,290
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	230,230
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	45,260
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	(182,110)
Nickel	4	LME	543,585 USD	06/21/23	(28,311)
NY Harbor ULSD	46	NYMEX	4,822,939 USD	05/31/23	(136,505)
NY Harbor ULSD	68	NYMEX	7,230,961 USD	08/31/23	(44,414)
NY Harbor ULSD	16	NYMEX	1,694,235 USD	11/30/23	(6,261)
Palladium	10	NYMEX	1,490,335 USD	06/28/23	22,335
Platinum	2	NYMEX	97,616 USD	07/27/23	(2,694)
S&P 500 E-mini	96	CME	19,193,630 USD	06/16/23	(667,570)
S+P Mid 400 EMINI	3	CME	722,815 USD	06/16/23	(36,095)
Soyabean Oil	753	CBOT	25,265,380 USD	07/14/23	136,264
Soybean	171	CBOT	8,008,468 USD	05/12/23	39,868
Soybean	360	CBOT	25,380,050 USD	07/14/23	(1,178,950)
Sugar	3,524	ICE	82,291,107 USD	04/28/23	(5,526,973)
Swiss Franc Currency	39	CME	5,265,825 USD	06/16/23	(111,544)
Trans Z4 Basis	60	ICE	25,448 USD	09/05/23	2,198
U.S. Treasury 10-Year Note	3,402	CBOT	393,775,305 USD	06/21/23	2,811,087
U.S. Treasury 2-Year Note	108	CBOT	22,323,114 USD	06/30/23	26,176
U.S. Treasury 5-Year Note	182	CBOT	19,951,367 USD	06/30/23	20,945
U.S. Treasury Long Bond	6	CBOT	759,583 USD	06/21/23	(27,355)
U.S. Treasury Ultra Bond	67	CBOT	9,457,070 USD	06/21/23	1,695
VSTOXX	82	Eurex	173,734 EUR	04/19/23	3,887
VSTOXX	1,228	Eurex	205,690 EUR	06/21/23	113,200
VSTOXX	1,228	Eurex	193,410 EUR	06/21/23	(99,882)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
VSTOXX	237	Eurex	534,126 EUR	06/21/23	$15,086
Wheat	596	CBOT	21,025,702 USD	07/14/23	31,602
WTI Crude	6	NYMEX	452,469 USD	04/20/23	(1,551)
WTI Crude	138	NYMEX	9,257,852 USD	05/22/23	(1,202,548)
WTI Crude	32	NYMEX	2,199,841 USD	06/20/23	(223,519)
WTI Crude	3	NYMEX	223,904 USD	07/20/23	(2,415)
WTI Crude	80	NYMEX	5,297,368 USD	11/20/24	(249,832)
Zinc	12	LME	860,354 USD	06/21/23	(17,071)

					$17,209,680

Total Futures Contracts Outstanding					$16,250,421

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	44,200,000	BRL	228,535,009	JPMorgan Chase Bank, N.A.	04/05/23	$(883,560)
USD	42,000,000	TRY	810,490,000	Citigroup Global Markets, Inc.	04/06/23	(131,230)
BRL	117,606,600	USD	22,600,000	Citigroup Global Markets, Inc.	04/05/23	600,490
BRL	112,184,880	USD	21,600,000	Goldman Sachs International	04/05/23	530,937
TRY	309,224,200	USD	16,000,000	Citigroup Global Markets, Inc.	04/06/23	74,222
ZAR	15,176,150	USD	820,000	Citigroup Global Markets, Inc.	05/03/23	30,156
ZAR	193,952,796	USD	10,455,000	Goldman Sachs International	06/01/23	383,209
ZAR	43,749,747	USD	2,460,000	JPMorgan Chase Bank, N.A.	04/03/23	(2,839)
USD	2,870,000	ZAR	53,570,068	JPMorgan Chase Bank, N.A.	05/03/23	(130,954)
USD	1,640,000	ZAR	30,161,240	Citigroup Global Markets, Inc.	05/03/23	(49,610)
USD	2,460,000	ZAR	43,846,046	JPMorgan Chase Bank, N.A.	04/03/23	(2,569)
USD	2,460,000	ZAR	43,780,750	JPMorgan Chase Bank, N.A.	04/11/23	2,575
BRL	14,400,000	USD	2,748,586	State Street Bank and Trust Company	04/04/23	92,519
BRL	14,400,000	USD	2,805,978	State Street Bank and Trust Company	05/03/23	21,300
CLP	290,000,000	USD	357,033	State Street Bank and Trust Company	04/28/23	6,858
CNY	36,750,000	USD	5,484,621	State Street Bank and Trust Company	04/28/23	(125,833)
COP	2,800,000,000	USD	606,849	State Street Bank and Trust Company	04/28/23	(8,475)
CZK	63,700,000	USD	2,882,768	State Street Bank and Trust Company	04/28/23	57,298

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,590,100	USD	1,711,075	Morgan Stanley Capital Services, Inc.	04/13/23	$14,238
EUR	140,000	USD	150,888	Morgan Stanley Capital Services, Inc.	04/13/23	1,017
EUR	140,000	USD	152,167	Morgan Stanley Capital Services, Inc.	04/13/23	(262)
HKD	5,131,000	USD	657,345	State Street Bank and Trust Company	04/28/23	(2,852)
HUF	200,000,000	USD	550,785	State Street Bank and Trust Company	04/28/23	15,590
IDR	156,168,300,000	USD	10,397,357	State Street Bank and Trust Company	04/28/23	10,982
ILS	2,700,000	USD	802,306	State Street Bank and Trust Company	04/28/23	(51,018)
INR	378,600,000	USD	4,607,715	State Street Bank and Trust Company	04/28/23	(6,687)
JPY	2,600,000	USD	20,161	State Street Bank and Trust Company	04/28/23	(510)
KRW	14,039,500,000	USD	11,424,609	State Street Bank and Trust Company	04/28/23	(616,047)
MXN	50,300,000	USD	2,769,170	State Street Bank and Trust Company	04/17/23	15,221
MXN	6,400,000	USD	351,589	State Street Bank and Trust Company	04/28/23	1,963
NOK	10,500,000	USD	1,008,869	State Street Bank and Trust Company	04/28/23	(4,715)
PEN	7,870,000	USD	2,012,094	State Street Bank and Trust Company	04/28/23	76,030
PHP	238,400,000	USD	4,365,431	State Street Bank and Trust Company	04/28/23	17,703
PLN	8,900,000	USD	2,027,248	State Street Bank and Trust Company	04/28/23	31,720
SEK	29,690,727	USD	2,914,256	State Street Bank and Trust Company	04/28/23	(49,614)
SGD	5,777,500	USD	4,388,403	State Street Bank and Trust Company	04/28/23	(43,677)
THB	64,000,000	USD	1,973,786	State Street Bank and Trust Company	04/28/23	(97,102)
TWD	398,200,000	USD	13,327,578	State Street Bank and Trust Company	04/28/23	(218,635)
ZAR	5,900,000	USD	324,416	State Street Bank and Trust Company	04/28/23	6,269
USD	2,367,161	AUD	3,367,419	State Street Bank and Trust Company	04/28/23	114,331
USD	17,836,962	AUD	25,789,000	State Street Bank and Trust Company	05/16/23	572,310

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	133,017	BRL	700,000	State Street Bank and Trust Company	04/04/23	$(5,093)
USD	136,402	BRL	700,000	State Street Bank and Trust Company	05/03/23	(1,035)
USD	3,872,827	CHF	3,535,000	State Street Bank and Trust Company	04/28/23	(920)
USD	1,061,957	CLP	867,800,000	State Street Bank and Trust Company	04/28/23	(26,955)
USD	10,742,333	CNY	72,068,000	State Street Bank and Trust Company	04/28/23	233,567
USD	498,705	COP	2,329,300,000	State Street Bank and Trust Company	04/28/23	922
USD	319,584	CZK	7,000,000	State Street Bank and Trust Company	04/28/23	(3,500)
USD	7,235,569	EUR	6,647,000	State Street Bank and Trust Company	04/25/23	18,446
USD	172,504	EUR	158,000	Citibank N.A.	05/02/23	885
USD	1,197,362	EUR	1,111,000	Citibank N.A.	05/10/23	(9,955)
USD	2,818,505	EUR	2,637,000	Citibank N.A.	05/23/23	(49,223)
USD	4,402,649	EUR	4,114,000	Morgan Stanley Capital Services, Inc.	04/13/23	(61,186)
USD	723,049	EUR	669,000	Morgan Stanley Capital Services, Inc.	04/13/23	(2,840)
USD	1,080,360	EUR	1,000,000	Citibank N.A.	04/17/23	(4,921)
USD	722,572	EUR	678,000	Citibank N.A.	06/01/23	(15,128)
USD	1,147,817	GBP	950,000	Citibank N.A.	05/02/23	(24,786)
USD	1,358,806	GBP	1,120,000	Citibank N.A.	05/10/23	(23,851)
USD	1,382,799	GBP	1,147,000	Citibank N.A.	06/07/23	(33,963)
USD	31,739,556	GBP	25,971,000	State Street Bank and Trust Company	06/21/23	(347,263)
USD	2,598,778	HUF	956,500,000	State Street Bank and Trust Company	04/28/23	(109,909)
USD	7,840,572	IDR	117,400,000,000	State Street Bank and Trust Company	04/28/23	16,071
USD	3,549,797	ILS	11,985,000	State Street Bank and Trust Company	04/28/23	214,915
USD	2,028,296	INR	166,300,000	State Street Bank and Trust Company	04/28/23	7,295
USD	19,158	JPY	2,600,000	State Street Bank and Trust Company	04/28/23	(492)
USD	14,743,342	KRW	18,147,100,000	State Street Bank and Trust Company	04/28/23	772,469
USD	333,926	MXN	6,400,000	State Street Bank and Trust Company	04/28/23	(19,626)
USD	2,758,319	MXN	50,300,000	State Street Bank and Trust Company	04/17/23	(26,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,959,970	NOK	29,713,334	State Street Bank and Trust Company	04/28/23	$118,372
USD	1,438,611	PEN	5,500,000	State Street Bank and Trust Company	04/28/23	(20,687)
USD	1,667,912	PHP	90,900,000	State Street Bank and Trust Company	04/28/23	(3,342)
USD	733,254	PLN	3,200,000	State Street Bank and Trust Company	04/28/23	(7,049)
USD	4,183,159	SEK	43,300,000	State Street Bank and Trust Company	04/28/23	5,458
USD	1,585,265	SGD	2,100,000	State Street Bank and Trust Company	04/28/23	6,048
USD	4,647,556	THB	151,500,000	State Street Bank and Trust Company	04/28/23	205,093
USD	1,248,380	TRY	24,700,000	State Street Bank and Trust Company	04/28/23	(2,797)
USD	16,311,313	TWD	486,300,000	State Street Bank and Trust Company	04/28/23	302,073
USD	2,242,674	ZAR	39,300,000	State Street Bank and Trust Company	04/28/23	39,975

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,391,745

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00%	3M	1/10/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	$5,482	$10,329	$(4,847)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$5,482	$10,329	$(4,847)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	10,600,000 USD	$610,022	$742,000	$(131,978)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	24,500,000 USD	1,409,957	1,886,500	(476,543)
CDX.EM.39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	269,100,000 USD	15,486,512	20,720,700	(5,234,188)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	8,200,000 USD	$(92,413)	$97,441	$(189,854)
CDX.NA.HY.39	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	16,400,000 USD	(184,826)	41,918	(226,744)
CDX.NA.HY.40	5.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	24,600,000 USD	(339,995)	93,480	(433,475)
iTraxx Asia Ex-Japan IG Series 39	1.00%	3M	6/20/2028	Morgan Stanley & Co. LLC	13,700,000 USD	190,771	243,427	(52,656)
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	12,500,000 EUR	(485,570)	(444,375)	(41,195)
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	5,000,000 EUR	(194,228)	(192,963)	(1,265)
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	10,700,000 EUR	(415,648)	(172,376)	(243,272)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$15,984,582	$23,015,752	$(7,031,170)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39	5.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	24,600,000 USD	$277,239	$(188,190)	$465,429
CDX.NA.HY.39	5.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	5,000,000 USD	56,349	96,500	(40,151)
CDX.NA.HY.40	5.00%	3M	06/20/28	Morgan Stanley & Co. LLC	NR	12,300,000 USD	169,997	178,350	(8,353)
CDX.NA.HY.40	5.00%	3M	07/12/28	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	1,700,000 USD	23,496	11,900	11,596
CDX.NA.IG.39	1.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	24,843,750 USD	306,931	268,082	38,849
CDX.NA.IG.40	1.00%	3M	07/12/28	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	56,200,000 USD	625,191	421,669	203,522
iTraxx Asia Ex-Japan IG Series 39	1.00%	3M	06/20/28	Morgan Stanley & Co. LLC	NR	13,700,000 USD	(190,771)	(287,002)	96,231
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	6,900,000 EUR	268,035	3,546	264,489
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/27	Morgan Stanley & Co. LLC	NR	300,000 EUR	11,653	(3,724)	15,377

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 39	5.00%	3M	07/12/28	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	2,500,000 EUR	$70,583	$18,047	$52,536
iTraxx Europe Main Series 39	1.00%	3M	07/12/28	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	43,000,000 EUR	344,391	110,286	234,105

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$1,963,094	$629,464	$1,333,630

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	3M	6/20/2028	Goldman Sachs International	9,000,000 USD	$700,411	$702,301	$(1,890)
Republic of China	1.00%	3M	12/20/2028	Goldman Sachs International	31,400,000 USD	(323,952)	(580,136)	256,184
Republic of China	1.00%	3M	12/20/2027	Citigroup Global Markets, Inc.	36,100,000 USD	(482,412)	(475,323)	(7,089)
Republic of China	1.00%	3M	12/20/2024	Morgan Stanley Capital Services LLC	5,900,000 USD	(62,366)	(59,634)	(2,732)
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	13,600,000 USD	(21,353)	(128,116)	106,763
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	7,000,000 USD	(10,990)	(66,403)	55,413
Republic of Indonesia	1.00%	3M	6/20/2028	Goldman Sachs International	17,900,000 USD	(45,570)	47,518	(93,088)
Republic of Turkey	1.00%	3M	12/20/2027	Goldman Sachs International	1,500,000 USD	232,176	255,127	(22,951)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(14,056)	$(304,666)	$290,610

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	3M	12/20/2027	JPMorgan Chase Bank, N.A.	1,500,000 USD	$(232,176)	$(251,434)	$19,258

Total OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)						$(232,176)	$(251,434)	$19,258

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.14	2.00%	1M	12/16/2072	Goldman Sachs and Co., LLC	201,000 USD	$26,799	$22,110	$4,689
CMBX.NA.A.8	2.00%	1M	10/17/2057	Goldman Sachs and Co., LLC	229,000 USD	9,352	962	8,390
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	7,363,000 USD	2,104,973	71,578	2,033,395
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,102,000 USD	315,046	374,805	(59,759)
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	5,645,000 USD	1,613,822	453,500	1,160,322
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	73,000 USD	2,981	2,202	779
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs and Co., LLC	38,000 USD	1,552	351	1,201
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs and Co., LLC	38,000 USD	1,552	427	1,125
CMBX.NA.BBB-.8	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,219,000 USD	490,954	363,546	127,408
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Goldman Sachs International	177,000 USD	43,697	5,121	38,576

Total OTC Credit Default Swaps on Index (Buy Protection)						$4,610,728	$1,294,602	$3,316,126

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs and Co., LLC	BBB-	1,096,000 USD	$(313,330)	$(30,005)	$(283,325)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	18,066,000 USD	(5,164,803)	(682,643)	(4,482,160)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000 USD	(2,033,805)	(620,026)	(1,413,779)
CMBX.NA.BBB-.13	3.00%	1M	12/16/72	JPMorgan Chase Bank, N.A.	BBB-	1,500,000 USD	(432,169)	(448,250)	16,081
CMBX.NA.BBB-.15	3.00%	1M	11/18/64	J.P. Morgan Securities LLC	BBB-	2,000,000 USD	(571,250)	(597,667)	26,417
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	246,000 USD	(10,046)	(940)	(9,106)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs and Co., LLC	BBB-	34,000 USD	(1,389)	(523)	(866)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs and Co., LLC	BBB-	132,000 USD	(5,391)	(1,374)	(4,017)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	59,000 USD	$(13,054)	$(1,489)	$(11,565)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	2,160,000 USD	(477,900)	(114,150)	(363,750)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	398,000 USD	(16,254)	(5,212)	(11,042)
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	J.P. Morgan Securities LLC	BBB-	177,000 USD	(43,697)	(910)	(42,787)
CNBX.NA.BBB-.8	2.00%	1M	12/16/72	Morgan Stanley Capital Services LLC	BBB-	402,000 USD	(53,597)	(28,350)	(25,247)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(9,136,685)	$(2,531,539)	$(6,605,146)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Variance/Volatility Swaps (Buy Contracts) — Outstanding at March 31, 2023

Reference Obligation	Volatility Strike Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE Index	11.80%	T	9/15/2023	Goldman Sachs International	5,600 GBP	$(75,734)	$—	$(75,734)
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.65%	T	12/20/2024	Morgan Stanley Capital Services LLC	700,000 USD	16,812	—	16,812
S&P 500 Index	21.10%	T	4/21/2023	JPMorgan Chase Bank, N.A.	1,555 USD	(237,512)	—	(237,512)

Total Variance/Volatility Swaps (Buy Contracts)						$(296,434)	$—	$(296,434)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at March 31, 2023

Reference Obligation	Volatility Strike Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE Index	17.20%	T	12/15/2023	Goldman Sachs International	4,724 GBP	$(395,814)	$—	$(395,814)
FTSE Index	22.95%	T	6/16/2023	JPMorgan Chase Bank, N.A.	2,162 GBP	580,237	—	580,237
FTSE Index	17.65%	T	6/16/2023	JPMorgan Chase Bank, N.A.	6,232 GBP	(245,329)	—	(245,329)
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.47%	T	12/20/2024	Goldman Sachs International	1,012,500 USD	55,003	—	55,003
S&P 500 Index	23.70%	T	6/16/2023	JPMorgan Chase Bank, N.A.	3,903 USD	644,007	—	644,007

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Obligation	Volatility Strike Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	24.95%	T	9/15/2023	JPMorgan Chase Bank, N.A.	4,026 USD	$408,932	$—	$408,932
S&P 500 Index	24.55%	T	9/15/2023	JPMorgan Chase Bank, N.A.	1,222 USD	132,431	—	132,431
S&P 500 Index	24.15%	T	9/15/2023	Citigroup Global Markets, Inc.	2,070 USD	187,776	—	187,776
S&P 500 Index	23.80%	T	9/15/2023	JPMorgan Chase Bank, N.A.	1,677 USD	115,713	—	115,713

Total Variance/Volatility Swaps (Sell Contracts)						$1,482,956	$—	$1,482,956

OTC Total Return Swaps Outstanding at March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Activision Blizzard, Inc.	01/22/24	M	5.07%	JPMorgan Chase Bank, N.A.	4,592,803 USD	$336,326
Aerojet Rocketdyne Holdings, Inc.	12/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,877,177 USD	56,785
Aisino Corp.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	40,531 USD	1,089
Albertsons Cos., Inc.	10/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,023,623 USD	374,044
Alpha Group	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	20,797 USD	21
Aluminum Corp. of China Ltd.	03/12/25	M	5.06%	JPMorgan Chase Bank, N.A.	135,356 USD	2,567
Aluminum Corp. of China Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	185,292 USD	1,470
An Hui Wenergy Co., Ltd.	07/16/24	M	4.97%	JPMorgan Chase Bank, N.A.	11,496 USD	55
Angang Steel Co., Ltd.	03/24/25	M	5.18%	JPMorgan Chase Bank, N.A.	280,667 USD	3,762
Angang Steel Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	154,974 USD	1,568
Angel Yeast Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	41,057 USD	2,079
Angel Yeast Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	88,097 USD	(2)
Anhui Anke Biotechnology Group Co., Ltd.	02/06/25	M	5.07%	JPMorgan Chase Bank, N.A.	116,997 USD	(2,024)
Anhui Annada Titanium Industry Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	127 USD	(8)
Anhui Conch Cement Co., Ltd.	03/26/25	M	4.97%	JPMorgan Chase Bank, N.A.	15,655 USD	(444)
Anhui Conch Cement Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	57,923 USD	(1,602)
Anhui Expressway Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,314 USD	1,016
Anhui Expressway Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	146,434 USD	3,529
Anhui Honglu Steel Construction Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	12,007 USD	(443)
Anhui Honglu Steel Construction Group Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	23,017 USD	(854)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Hyea Aromas Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	38,909 USD	$(11)
Anhui Hyea Aromas Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,109 USD	13
Anhui Jiangnan Chemical Industry Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	102,879 USD	(4,017)
Anhui Jiangnan Chemical Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	69,917 USD	(2,734)
Anhui Province Natural Gas Development Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	96,875 USD	549
Anhui Province Natural Gas Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	45,872 USD	288
Anhui Ronds Science & Technology, Inc., Co.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	39,163 USD	701
Anhui Ronds Science & Technology, Inc., Co.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	35,562 USD	316
Anhui Sunhere Pharmaceutical Excipients Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	405,605 USD	22,494
Anhui Sunhere Pharmaceutical Excipients Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	228,313 USD	11,741
Anhui Tongfeng Electronics Co., Ltd.	02/26/25	M	4.97%	JPMorgan Chase Bank, N.A.	17,059 USD	(515)
Anhui Tongyuan Environment Energy Saving Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	26,770 USD	(217)
Anhui Tongyuan Environment Energy Saving Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	746 USD	2
Anhui Xinbo Aluminum Co., Ltd.	03/17/25	M	5.04%	JPMorgan Chase Bank, N.A.	309,998 USD	(5,267)
Anhui Xinbo Aluminum Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	129,539 USD	(2,419)
Anhui Xinbo Aluminum Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	177,437 USD	(3,984)
Anhui Xinbo Aluminum Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	64,422 USD	(1,456)
Anhui Xinli Finance Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	37,466 USD	(1,450)
Anhui Xinli Finance Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	63,234 USD	(2,438)
Anhui Yingliu Electromechanical Co., Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	295 USD	(5)
Anhui Yingliu Electromechanical Co., Ltd.	02/11/25	M	4.97%	JPMorgan Chase Bank, N.A.	17,112 USD	(282)
Anhui Yingliu Electromechanical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	266 USD	(4)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Yuanchen Environmental Protection Science & Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	44,939 USD	$450
Anhui Yuanchen Environmental Protection Science & Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	2,366 USD	87
Anji Microelectronics Technology Shanghai Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	97,535 USD	(118)
Anji Microelectronics Technology Shanghai Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	168,661 USD	1,820
Anker Innovations Technology Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	31,442 USD	(512)
Anyuan Coal Industry Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,981 USD	79
Anyuan Coal Industry Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	514 USD	(1)
Aotecar New Energy Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	28 USD	—
Appotronics Corp., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	13,971 USD	(205)
Appotronics Corp., Ltd.	02/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	44,967 USD	(915)
APT Medical, Inc.	03/25/25	M	5.14%	JPMorgan Chase Bank, N.A.	889,320 USD	45,799
APT Medical, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	392,581 USD	21,352
Arcplus Group PLC	02/25/25	M	5.00%	JPMorgan Chase Bank, N.A.	569,487 USD	(6,836)
Arcplus Group PLC	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	288,856 USD	(6,469)
Arctech Solar Holding Co., Ltd.	03/17/25	M	4.98%	JPMorgan Chase Bank, N.A.	46,645 USD	(1,395)
Arctech Solar Holding Co., Ltd.	03/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	74,027 USD	(2,579)
Asia—Potash International Investment Guangzhou Co., Ltd.	03/26/25	M	5.19%	JPMorgan Chase Bank, N.A.	252,144 USD	(5,961)
Asia—Potash International Investment Guangzhou Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	193,418 USD	(5,301)
Asymchem Laboratories Tianjin Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	803 USD	(27)
Atlantic China Welding Consumables, Inc.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	2,100 USD	22
Aurisco Pharmaceutical Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	91,559 USD	676
Aurisco Pharmaceutical Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	47,504 USD	350
Avary Holding Shenzhen Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,794 USD	12
Avary Holding Shenzhen Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	131,798 USD	(4,050)
Bank of Beijing Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	421,449 USD	1,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bank of Beijing Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	261,539 USD	$405
Bank of China Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	196,130 USD	(221)
Bank of China Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,999 USD	(15)
Bank of Communications Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	554,320 USD	(1,845)
Bank of Communications Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	230,010 USD	(159)
Bank of Jiangsu Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	95 USD	1
Bank of Ningbo Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	58,312 USD	(289)
Bank of Zhengzhou Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	116,781 USD	(75)
Baoxiniao Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,918 USD	(12)
BBMG Corp.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	18,492 USD	12
Bear Electric Appliance Co., Ltd.	03/26/25	M	5.19%	JPMorgan Chase Bank, N.A.	325,679 USD	13,420
Bear Electric Appliance Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	208,750 USD	8,202
Beibuwan Port Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,672 USD	181
Beibuwan Port Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	30,331 USD	253
Beijing Bohui Science & Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	33,479 USD	(1,484)
Beijing Capital Eco-Environment Protection Group Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	49,147 USD	167
Beijing Century Real Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	309,115 USD	(3,048)
Beijing Century Real Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,837 USD	93
Beijing CONST Instruments Technology, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,557 USD	14
Beijing Easpring Material Technology Co., Ltd.	02/06/25	M	5.17%	JPMorgan Chase Bank, N.A.	3,351 USD	(3)
Beijing Haixin Energy Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	80,576 USD	(132)
Beijing Haixin Energy Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	42,434 USD	(117)
Beijing Infosec Technologies Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,143 USD	29
Beijing Jingyuntong Technology Co., Ltd.	01/08/25	M	1.00%	JPMorgan Chase Bank, N.A.	327,186 USD	3,162
Beijing Jingyuntong Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	194,201 USD	1,806
Beijing Lier High-temperature Materials Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	95,418 USD	(4,598)
Beijing Lier High-temperature Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,292 USD	(4)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing LongRuan Technologies, Inc.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	113,550 USD	$(166)
Beijing LongRuan Technologies, Inc.	01/15/25	M	4.78%	Morgan Stanley Capital Services LLC	35,914 USD	(244)
Beijing Oriental Jicheng Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	225,615 USD	1,699
Beijing Oriental Jicheng Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	151,850 USD	912
Beijing Originwater Technology Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	34,525 USD	537
Beijing SDL Technology Co., Ltd.	03/17/25	M	5.00%	JPMorgan Chase Bank, N.A.	417,846 USD	(42,794)
Beijing SDL Technology Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	180,052 USD	(18,709)
Beijing Shougang Co., Ltd.	02/19/25	M	5.22%	JPMorgan Chase Bank, N.A.	18,025 USD	(61)
Beijing Sifang Automation Co., Ltd.	03/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	574,186 USD	14,926
Beijing Sifang Automation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	313,828 USD	7,966
Beijing Sun-Novo Pharmaceutical Research Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	2,342 USD	19
Beijing Tongyizhong New Material Technology Corp.	01/15/25	M	4.66%	Morgan Stanley Capital Services LLC	68,692 USD	(3,405)
Beijing Tongyizhong New Material Technology Corp.	03/18/25	M	5.10%	JPMorgan Chase Bank, N.A.	161,914 USD	(5,584)
Beijing United Information Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	224,356 USD	(2,250)
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	1,415 USD	(63)
Beijing WKW Automotive Parts Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	125,043 USD	676
Beijing WKW Automotive Parts Co., Ltd.	02/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	332,940 USD	1,170
Beijing WKW Automotive Parts Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	97,300 USD	327
Beijing WKW Automotive Parts Co., Ltd.	03/17/25	M	5.01%	JPMorgan Chase Bank, N.A.	176,484 USD	1,092
Beijing Yupont Electric Power Technology Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	216 USD	(9)
Bestway Marine & Energy Technology Co., Ltd.	11/13/24	M	1.00%	JPMorgan Chase Bank, N.A.	187,661 USD	(4,385)
Bestway Marine & Energy Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,478 USD	10
Betta Pharmaceuticals Co., Ltd.	02/12/25	M	5.06%	JPMorgan Chase Bank, N.A.	63,185 USD	3,511
Bichamp Cutting Technology Hunan Co., Ltd.	03/03/25	M	5.13%	JPMorgan Chase Bank, N.A.	373,377 USD	(2,301)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bichamp Cutting Technology Hunan Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	175,010 USD	$(959)
Black Knight, Inc.	05/13/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,039,441 USD	71,514
Bloomage Biotechnology Corp. Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	164,813 USD	3,508
Bloomage Biotechnology Corp. Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	245,799 USD	5,033
Bluestar Adisseo Co.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	116,602 USD	(1,087)
Bluestar Adisseo Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	49,012 USD	(368)
BOE Technology Group Co., Ltd.	03/19/25	M	5.05%	JPMorgan Chase Bank, N.A.	534,680 USD	21,236
BOE Technology Group Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	304,932 USD	11,405
Bright Real Estate Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	28,673 USD	(18)
Bright Real Estate Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	28,148 USD	(77)
Bros Eastern Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	66,916 USD	154
Bros Eastern Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	33,281 USD	103
BSM Chemical Co., Ltd.	02/25/25	M	4.97%	JPMorgan Chase Bank, N.A.	1,013 USD	6
BSM Chemical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	68 USD	—
BTG Hotels Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	62,611 USD	563
By-health Co., Ltd.	03/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	153,442 USD	4,698
By-health Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	266,835 USD	8,124
BYD Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	37,315 USD	(58)
C&S Paper Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,136 USD	20
CABIO Biotech Wuhan Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,752 USD	(11)
CABIO Biotech Wuhan Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	13,703 USD	(40)
Caina Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	4,874 USD	19
Cambricon Technologies Corp. Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	20,789 USD	859
CECEP Solar Energy Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	20,500 USD	35
Ceepower Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	235,261 USD	(1,438)
Ceepower Co., Ltd.	01/15/25	M	4.80%	Morgan Stanley Capital Services LLC	98,615 USD	(583)
CETC Digital Technology Co., Ltd.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	115,395 USD	1,858
Chahua Modern Housewares Co., Ltd.	03/05/25	M	5.11%	JPMorgan Chase Bank, N.A.	50,451 USD	(988)
Chahua Modern Housewares Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,678 USD	2
Changchun BCHT Biotechnology Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	86,126 USD	(4,444)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Changchun BCHT Biotechnology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	43,702 USD	$(2,060)
Changhong Meiling Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	264,722 USD	26,396
Changhong Meiling Co., Ltd.	01/21/25	M	4.98%	JPMorgan Chase Bank, N.A.	582,577 USD	58,026
Changsha DIALINE New Material Sci & Tech Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	220 USD	7
Changsha Tongcheng Holdings Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	16,360 USD	265
Changzhou NRB Corp.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	96,953 USD	(2,665)
Changzhou NRB Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,845 USD	(677)
Changzhou Tenglong Auto Parts Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	92,887 USD	1,405
Changzhou Tenglong Auto Parts Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	45,165 USD	750
Chengdu Hi-tech Development Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	76,474 USD	941
Chengdu Hi-tech Development Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	58,088 USD	515
Chengdu Hongqi Chain Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	580,936 USD	21,548
Chengdu Hongqi Chain Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	328,870 USD	13,562
Chengdu Jiafaantai Education Technology Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	418,069 USD	(3,905)
Chengdu Jiafaantai Education Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	225,723 USD	(2,178)
Chengdu Xuguang Electronics Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	565,572 USD	7,049
Chengdu Xuguang Electronics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	322,002 USD	5,937
Chengzhi Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	786 USD	2
Chengzhi Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	5,110 USD	15
China Bester Group Telecom Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,066 USD	184
China Bester Group Telecom Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,089 USD	7
China Calxon Group Co., Ltd.	02/10/25	M	4.97%	JPMorgan Chase Bank, N.A.	2,779 USD	(125)
China CITIC Bank Corp., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,333 USD	59
China CITIC Bank Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	24,240 USD	19
China Construction Bank Corp.	03/25/25	M	5.01%	JPMorgan Chase Bank, N.A.	47,770 USD	(747)
China Construction Bank Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	178,110 USD	(736)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Development Bank	05/18/23	M	6.87%	Morgan Stanley Capital Services LLC	33,000,000 CNY	$(79,627)
China Eastern Airlines Corp. Ltd.	03/19/25	M	5.14%	JPMorgan Chase Bank, N.A.	368,569 USD	(4,494)
China Eastern Airlines Corp. Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	92,395 USD	(964)
China Energy Engineering Corp., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	554,573 USD	(2,316)
China Energy Engineering Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	230,629 USD	(992)
China Enterprise Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	309,001 USD	(9,514)
China Enterprise Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	81,603 USD	(4,253)
China Film Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,192 USD	52
China Film Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,751 USD	206
China Fortune Land Development Co., Ltd.	02/10/25	M	4.97%	JPMorgan Chase Bank, N.A.	93,736 USD	(3,635)
China Fortune Land Development Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	111,816 USD	(4,352)
China Fortune Land Development Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	17,034 USD	(662)
China Fortune Land Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	18,614 USD	(614)
China Great Wall Securities Co., Ltd.	02/06/25	M	5.22%	JPMorgan Chase Bank, N.A.	8,857 USD	(171)
China Green Electricity Investment of Tianjin Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	128,121 USD	(4,439)
China Life Insurance Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	170,032 USD	(2,900)
China Life Insurance Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,859 USD	(45)
China Merchants Energy Shipping Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	352,583 USD	(9,359)
China Merchants Energy Shipping Co., Ltd.	02/19/25	M	5.07%	JPMorgan Chase Bank, N.A.	670,474 USD	(18,015)
China Merchants Expressway Network & Technology Holdings Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	175,272 USD	(864)
China Merchants Expressway Network & Technology Holdings Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	59,951 USD	(418)
China Merchants Port Group Co., Ltd.	02/19/25	M	5.01%	JPMorgan Chase Bank, N.A.	4,416 USD	87
China Merchants Port Group Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	31,547 USD	(278)
China Merchants Property Operation & Service Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	230,516 USD	(154)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Merchants Property Operation & Service Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	80,790 USD	$(75)
China National Software & Service Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	83,344 USD	2,795
China Pacific Insurance Group Co., Ltd.	03/12/25	M	5.02%	JPMorgan Chase Bank, N.A.	59,867 USD	(1,402)
China Railway Construction Heavy Industry Corp. Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	14,652 USD	(81)
China Railway Construction Heavy Industry Corp. Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	140,288 USD	(3,166)
China Railway Group Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	548,082 USD	1,669
China Railway Group Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	313,996 USD	(1,125)
China Railway Hi-tech Industry Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	592 USD	(39)
China Railway Hi-tech Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,215 USD	(141)
China Railway Signal & Communication Corp., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	4 USD	—
China Railway Tielong Container Logistics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	11,206 USD	162
China Southern Airlines Co., Ltd.	03/17/25	M	5.00%	JPMorgan Chase Bank, N.A.	16,221 USD	729
China Southern Airlines Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	61,819 USD	1,514
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,802 USD	102
China Southern Power Grid Energy Storage Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	151,136 USD	(5,221)
China Southern Power Grid Energy Storage Co., Ltd.	11/13/24	M	4.97%	JPMorgan Chase Bank, N.A.	448,558 USD	(15,429)
China Southern Power Grid Energy Storage Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	87,169 USD	(3,029)
China Southern Power Grid Energy Storage Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,443 USD	(994)
China Tourism & Culture Investment Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	3,667 USD	64
China Vanke Co., Ltd.	03/25/25	M	4.97%	JPMorgan Chase Bank, N.A.	57,822 USD	(1,935)
China West Construction Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,401 USD	34
China Wuyi Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	120,821 USD	354
China Wuyi Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	154,493 USD	477
Chongqing Baiya Sanitary Products Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	75,787 USD	(67)
Chongqing Baiya Sanitary Products Co., Ltd.	03/17/25	M	4.98%	JPMorgan Chase Bank, N.A.	179,208 USD	(67)
Chongqing Department Store Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	209,758 USD	3,355

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Department Store Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	126,469 USD	$2,583
Chongqing Lummy Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	119,486 USD	(2,538)
Chongqing Lummy Pharmaceutical Co., Ltd.	02/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	323,838 USD	(7,033)
Chongqing Taiji Industry Group Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	28,765 USD	3,066
Chongqing Water Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	48,703 USD	(253)
Chongqing Water Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	196,299 USD	(1,679)
Chongqing Yukaifa Co., Ltd.	03/12/25	M	4.99%	JPMorgan Chase Bank, N.A.	69,777 USD	(2,050)
Chongqing Yukaifa Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	24,437 USD	(686)
Chr Hansen Holding	12/16/24	M	6.87%	JPMorgan Chase Bank, N.A.	30,988,301 DKK	190,406
Chutian Dragon Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	21,777 USD	122
Chutian Dragon Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	81,067 USD	817
Cinda Real Estate Co., Ltd.	03/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	181,197 USD	(11,442)
Cinda Real Estate Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	109,441 USD	(6,669)
Cisen Pharmaceutical Co., Ltd.	03/19/25	M	5.06%	JPMorgan Chase Bank, N.A.	364,207 USD	(13,548)
Cisen Pharmaceutical Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	104,704 USD	(3,924)
Citic Pacific Special Steel Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	21,014 USD	203
Citic Pacific Special Steel Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	159,068 USD	1,090
Citychamp Dartong Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	46,594 USD	320
Citychamp Dartong Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	104,279 USD	664
Cloud Live Technology Group Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	172,519 USD	1,204
Cloud Live Technology Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	75,361 USD	507
CMOC Group Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	10,449 USD	11
CMOC Group Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	128,610 USD	(212)
CMST Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,076 USD	(4)
CNOOC Energy Technology & Services Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	434,281 USD	16,549
CNOOC Energy Technology & Services Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	262,313 USD	9,107
CoCreation Grass Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	333 USD	(1)
CoCreation Grass Co., Ltd.	03/12/25	M	5.08%	JPMorgan Chase Bank, N.A.	17,734 USD	(798)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Columbia Banking System, Inc.	03/05/25	M	5.07%	JPMorgan Chase Bank, N.A.	20,870 USD	$(1,142)
COSCO SHIPPING Development Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	897 USD	(34)
COSCO SHIPPING Energy Transportation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	417,568 USD	(19,162)
COSCO SHIPPING Energy Transportation Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	781,350 USD	(32,614)
CPT Technology Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,450 USD	15
CPT Technology Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	159 USD	1
Create Technology & Science Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	115,139 USD	1,354
Create Technology & Science Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	65,752 USD	623
CSC Financial Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	2,265 USD	(27)
CSC Financial Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	378 USD	(5)
Cscec Scimee Sci & Tech Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	123,229 USD	(5,846)
CSPC Innovation Pharmaceutical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	232 USD	24
CTS International Logistics Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	141,391 USD	885
CTS International Logistics Corp., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	297,013 USD	1,948
Dalian Demaishi Precision Technology Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	121,452 USD	1,300
Dalian Demaishi Precision Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,012 USD	19
Dalian Friendship Group	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	66,273 USD	946
Dalian Friendship Group	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	22,010 USD	109
Daoming Optics&Chemical Co., Ltd.	01/14/25	M	4.98%	JPMorgan Chase Bank, N.A.	259,152 USD	(6,347)
Daoming Optics&Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,132 USD	(1,553)
Dare Power Dekor Home Co., Ltd.	03/18/25	M	4.97%	JPMorgan Chase Bank, N.A.	26,492 USD	(1,617)
Dareway Software Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	121,219 USD	2,587
Dareway Software Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	228,515 USD	4,316
Dasheng Times Cultural Investment Co., Ltd.	03/11/25	M	4.97%	JPMorgan Chase Bank, N.A.	439,845 USD	(3,212)
Dasheng Times Cultural Investment Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	185,184 USD	(1,338)
Datang International Power Generation Co., Ltd.	12/04/24	M	4.98%	JPMorgan Chase Bank, N.A.	249,069 USD	(3,339)
Datang International Power Generation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	151,447 USD	(1,840)
Datang Telecom Technology Co., Ltd.	03/17/25	M	5.14%	JPMorgan Chase Bank, N.A.	51,250 USD	877

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Datang Telecom Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	12,031 USD	$102
Datang Telecom Technology Co., Ltd.	02/06/25	M	4.97%	JPMorgan Chase Bank, N.A.	25,640 USD	986
Dazhong Transportation Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	13,404 USD	(4)
Dazhong Transportation Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	586 USD	(2)
DB Fixed Income Index Swap—DBMBSUN	08/29/23	M	0.00%	Deutsche Bank AG	127,713,135 USD	1,222,551
Delixi New Energy Technology Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	23,717 USD	385
Deppon Logistics Co., Ltd.	10/30/24	M	4.98%	JPMorgan Chase Bank, N.A.	200,525 USD	(5,289)
Digital China Information Service Co., Ltd.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	516,344 USD	31,672
Digital China Information Service Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	330,683 USD	20,798
Dongguan Aohai Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	334 USD	5
Dongguan Development Holdings Co., Ltd.	03/19/25	M	5.18%	JPMorgan Chase Bank, N.A.	119,210 USD	(3,127)
Dongguan Development Holdings Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	20,256 USD	(697)
Dongguan Eontec Co., Ltd.	02/26/25	M	4.97%	JPMorgan Chase Bank, N.A.	20,326 USD	222
Dongguan Eontec Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	201 USD	2
Dongguan Winnerway Industrial Zone Ltd.	03/24/25	M	5.14%	JPMorgan Chase Bank, N.A.	233,360 USD	(7,632)
Dongguan Winnerway Industrial Zone Ltd.	01/15/25	M	4.78%	Morgan Stanley Capital Services LLC	47,197 USD	(2,210)
Dongguan Yiheda Automation Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	622,977 USD	4,291
Dongguan Yiheda Automation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	271,282 USD	2,812
Eaglerise Electric & Electronic China Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	597,179 USD	(6,566)
Eaglerise Electric & Electronic China Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	257,499 USD	(2,824)
Eastern Air Logistics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	17,361 USD	125
EGing Photovoltaic Technology Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,127 USD	32
EGing Photovoltaic Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	52,677 USD	190
Elite Color Environmental Resources Science & Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	83,935 USD	(737)
Elite Color Environmental Resources Science & Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	20,403 USD	(179)
EMIS Group PLC	06/19/24	M	0.78%	JPMorgan Chase Bank, N.A.	3,979,379 GBP	(809,049)
Era Co., Ltd.	03/19/25	M	5.12%	JPMorgan Chase Bank, N.A.	242,599 USD	(4,474)
Era Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	151,079 USD	(3,038)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Espressif Systems Shanghai Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	1,869 USD	$(70)
Euronav NV	07/15/24	M	5.07%	JPMorgan Chase Bank, N.A.	473,428 USD	(26,109)
Eve Energy Co., Ltd.	02/25/25	M	4.97%	JPMorgan Chase Bank, N.A.	13,733 USD	467
Eve Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	40,566 USD	5
Everdisplay Optronics Shanghai Co., Ltd.	03/11/25	M	4.97%	JPMorgan Chase Bank, N.A.	90,864 USD	(2,004)
Everdisplay Optronics Shanghai Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	104,096 USD	(2,371)
Evoqua Water Technologies Corp.	01/27/25	M	5.07%	JPMorgan Chase Bank, N.A.	5,903,492 USD	368,338
Fangda Carbon New Material Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	47,651 USD	(43)
Fangda Carbon New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31,976 USD	(19)
FAW Jiefang Group Co., Ltd.	03/11/25	M	5.07%	JPMorgan Chase Bank, N.A.	104,163 USD	(290)
FAW Jiefang Group Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	33,729 USD	331
First Horizon Corp.	03/01/24	M	5.07%	JPMorgan Chase Bank, N.A.	1,692,327 USD	173,115
First Tractor Co., Ltd.	02/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,964 USD	(1,616)
Focus Media Information Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	5,871 USD	227
Focus Media Information Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	21,925 USD	668
Foshan Electrical & Lighting Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	151,543 USD	2,302
Foshan Electrical & Lighting Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	90,790 USD	1,571
Foshan Nationstar Optoelectronics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	25,171 USD	79
Founder Securities Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	115,766 USD	(37)
Foxconn Industrial Internet Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	57,740 USD	1,398
Friend Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,501 USD	(121)
Friend Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,231 USD	(27)
Frontier Biotechnologies, Inc.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	38,651 USD	62
Frontier Biotechnologies, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,349 USD	1
FSPG Hi-Tech Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	372,270 USD	(6,543)
FSPG Hi-Tech Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	137,131 USD	(2,329)
Fuan Pharmaceutical Group Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	560,765 USD	11,629
Fuan Pharmaceutical Group Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	271,803 USD	5,612
Fujian Apex Software Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	31,395 USD	1,456
Fujian Apex Software Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	18,229 USD	871

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fujian Funeng Co., Ltd.	01/22/25	M	1.00%	JPMorgan Chase Bank, N.A.	397,038 USD	$(13,280)
Fujian Funeng Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	145,823 USD	(1,312)
Fujian Green Pine Co., Ltd.	02/19/25	M	5.02%	JPMorgan Chase Bank, N.A.	314,498 USD	(7,368)
Fujian Green Pine Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	44,976 USD	(1,266)
Fujian Minfa Aluminum Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	134,950 USD	367
Fujian Minfa Aluminum Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	57,352 USD	161
Fujian Nanping Sun Cable Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	43,316 USD	667
Fujian Nanping Sun Cable Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	30,216 USD	547
Fujian Septwolves Industry Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	33,673 USD	(102)
Fujian Septwolves Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15,187 USD	(68)
Fujian Sunner Development Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	659,316 USD	39,016
Fujian Sunner Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	274,864 USD	15,091
Fujian Yanjing Huiquan Brewery Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	51,963 USD	2,888
Fujian Yanjing Huiquan Brewery Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	69,694 USD	2,261
Fullink Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	232,543 USD	(858)
Fullink Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	29,985 USD	(25)
Ganfeng Lithium Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	48,360 USD	4
Gansu Guofang Industry & Trade Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	962 USD	20
Gansu Guofang Industry & Trade Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	192 USD	4
Gansu Longshenrongfa Pharmaceutical Industry Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	38,079 USD	823
Gansu Longshenrongfa Pharmaceutical Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	12,575 USD	120
Gansu Qilianshan Cement Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2 USD	—
Gansu Yatai Industrial Development Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	246,679 USD	(9,251)
Gansu Yatai Industrial Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,570 USD	(60)
GD Power Development Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	258,071 USD	503
GD Power Development Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	263,526 USD	3,397
GHT Co., Ltd.	03/24/25	M	5.14%	JPMorgan Chase Bank, N.A.	139,260 USD	41

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GHT Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,596 USD	$33
Giantec Semiconductor Corp.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	206,853 USD	(5,568)
Giantec Semiconductor Corp.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	299,923 USD	(9,497)
Global Infotech Co., Ltd.	03/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	567,659 USD	6,649
Global Infotech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	263,510 USD	2,858
Gotion High-tech Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	28,856 USD	208
Grand Industrial Holding Group Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	225,250 USD	(436)
Grand Industrial Holding Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	14,400 USD	24
Grand Industrial Holding Group Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	189,392 USD	(1,744)
Grand Industrial Holding Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	52,865 USD	(495)
Grandblue Environment Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,694 USD	112
Grandblue Environment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	25,315 USD	141
Great-Sun Foods Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,112 USD	24
Greattown Holdings Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	141,514 USD	(588)
Greattown Holdings Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	77,650 USD	(401)
GS Equity Index Swap — GSCBBXC3	03/05/25	M	4.82%	Goldman Sachs International	83,627,909 USD	4,504,899
GSP Automotive Group Wenzhou Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	8,537 USD	156
Guangdong Baolihua New Energy Stock Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,171 USD	(2)
Guangdong Baolihua New Energy Stock Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	26,982 USD	46
Guangdong Champion Asia Electronics Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	142 USD	3
Guangdong Ellington Electronics Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	11,837 USD	(3)
Guangdong Fangyuan New Materials Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,742 USD	67
Guangdong Fangyuan New Materials Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	588 USD	(8)
Guangdong Ganhua Science & Industry Co., Ltd.	03/25/25	M	5.08%	JPMorgan Chase Bank, N.A.	410,573 USD	(4,689)
Guangdong Ganhua Science & Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	224,847 USD	(2,145)
Guangdong Guangzhou Daily Media Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,052 USD	24
Guangdong Guangzhou Daily Media Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	77,705 USD	415

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Guanhao High-Tech Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,128 USD	$(393)
Guangdong Guanhao High-Tech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,278 USD	(25)
Guangdong Guanhao High-Tech Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	90,309 USD	(3,017)
Guangdong Guanhao High-Tech Co., Ltd.	11/06/24	M	1.00%	JPMorgan Chase Bank, N.A.	296,963 USD	(9,877)
Guangdong HEC Technology Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,617 USD	(19)
Guangdong Homa Group Co., Ltd.	02/06/25	M	1.00%	JPMorgan Chase Bank, N.A.	178,057 USD	(146)
Guangdong Homa Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	68,208 USD	(66)
Guangdong Homa Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	28,916 USD	(403)
Guangdong Homa Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,678 USD	(28)
Guangdong Hongda Holdings Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	8,737 USD	241
Guangdong Hongda Holdings Group Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	2,184 USD	60
Guangdong Hybribio Biotech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,507 USD	3
Guangdong Jiaying Pharmaceutical Co., Ltd.	01/22/25	M	4.97%	JPMorgan Chase Bank, N.A.	194,134 USD	6,062
Guangdong Jiaying Pharmaceutical Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	72,124 USD	2,241
Guangdong Senssun Weighing Apparatus Group Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	101,319 USD	1,071
Guangdong Senssun Weighing Apparatus Group Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	38,295 USD	326
Guangdong Shunna Electric Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	81,274 USD	(79)
Guangdong Shunna Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	26,756 USD	(192)
Guangdong Silver Age Sci & Tech Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	571,128 USD	1,880
Guangdong Silver Age Sci & Tech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112,934 USD	1,135
Guangdong Zhongsheng Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,049 USD	118
Guanghui Logistics Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	99,336 USD	1,593
Guanghui Logistics Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	79,540 USD	1,429
Guanglian Aviation Industry Co., Ltd.	12/17/24	M	4.97%	JPMorgan Chase Bank, N.A.	1,889 USD	(74)
Guanglian Aviation Industry Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	33,086 USD	(881)
Guangxi Hechi Chemical Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	37,403 USD	(606)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangxi Hechi Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,175 USD	$(1)
Guangxi LiuYao Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	152 USD	6
Guangxi Nanning Waterworks Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,459 USD	(1)
GuangYuYuan Chinese Herbal Medicine Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,789 USD	548
Guangzhou Automobile Group Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	539,354 USD	4,203
Guangzhou Automobile Group Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	260,419 USD	2,362
Guangzhou Baiyun Electric Equipment Co., Ltd.	11/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	203,795 USD	463
Guangzhou Baiyun Electric Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	41,524 USD	224
Guangzhou Baiyun International Airport Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	297,723 USD	2,055
Guangzhou Baiyun International Airport Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	221,597 USD	2,668
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	03/10/25	M	4.99%	JPMorgan Chase Bank, N.A.	39,597 USD	1,802
Guangzhou Development Group, Inc.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	739,165 USD	4,331
Guangzhou Development Group, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	302,253 USD	2,198
Guangzhou Goaland Energy Conservation Tech Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	50,088 USD	813
Guangzhou GRG Metrology & Test Co., Ltd.	03/19/25	M	5.12%	JPMorgan Chase Bank, N.A.	139,721 USD	408
Guangzhou GRG Metrology & Test Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	97,608 USD	423
Guangzhou Guangri Stock Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,758 USD	(26)
Guangzhou Guangri Stock Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	76,545 USD	(1,369)
Guangzhou Hengyun Enterprises Holdings Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,318 USD	3
Guangzhou Hengyun Enterprises Holdings Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	832 USD	(1)
Guangzhou Jiacheng International Logistics Co., Ltd.	03/19/25	M	5.15%	JPMorgan Chase Bank, N.A.	36,886 USD	(1,266)
Guangzhou Jiacheng International Logistics Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	8,728 USD	(528)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Jinyi Media Corp.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	9,039 USD	$57
Guangzhou Jinzhong Auto Parts Manufacturing Co., Ltd.	03/10/25	M	5.16%	JPMorgan Chase Bank, N.A.	8,823 USD	272
Guangzhou Pearl River Industrial Development Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	12,682 USD	(581)
Guangzhou Pearl River Piano Group Co., Ltd.	03/25/25	M	5.16%	JPMorgan Chase Bank, N.A.	24,708 USD	(21)
Guangzhou Pearl River Piano Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	725 USD	4
Guangzhou Port Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	157,050 USD	825
Guangzhou Port Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	93,585 USD	439
Guangzhou Tech-Long Packaging Machinery Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	103,201 USD	248
Guangzhou Tech-Long Packaging Machinery Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	57,928 USD	253
Guangzhou Tinci Materials Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	79,797 USD	192
Guangzhou Yuexiu Financial Holdings Group Co., Ltd.	03/26/25	M	5.21%	JPMorgan Chase Bank, N.A.	223,514 USD	(1,030)
Guangzhou Yuexiu Financial Holdings Group Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	131,224 USD	(514)
Guangzhou Zhiguang Electric Co., Ltd.	02/12/25	M	0.72%	JPMorgan Chase Bank, N.A.	608,142 USD	2,213
Guangzhou Zhiguang Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	338,621 USD	1,754
Guangzhou Zhujiang Brewery Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	45,505 USD	2,452
Guangzhou Zhujiang Brewery Co., Ltd.	02/10/25	M	5.03%	JPMorgan Chase Bank, N.A.	108,818 USD	7,355
Guizhou Bailing Group Pharmaceutical Co., Ltd.	03/11/25	M	5.02%	JPMorgan Chase Bank, N.A.	60,684 USD	(749)
Guizhou Chanhen Chemical Corp.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	223,230 USD	(1,421)
Guizhou Chanhen Chemical Corp.	03/19/25	M	4.98%	JPMorgan Chase Bank, N.A.	215,172 USD	(959)
Guizhou Xinbang Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,316 USD	5
Guobang Pharma Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,097 USD	679
Guobang Pharma Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	38,925 USD	354
Guodian Nanjing Automation Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	57,777 USD	(1,492)
Guotai Epoint Software Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	152,047 USD	2,489
Guotai Epoint Software Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	92,955 USD	1,573

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guotai Junan Securities Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	549,345 USD	$3,168
Guotai Junan Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	228,612 USD	835
Guoyuan Securities Co., Ltd.	03/12/25	M	5.05%	JPMorgan Chase Bank, N.A.	12,065 USD	(162)
Guoyuan Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	44,160 USD	206
Hainan Haiqi Transportation Group Co., Ltd.	03/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	183,129 USD	(6,312)
Hainan Haiqi Transportation Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	42,816 USD	(1,482)
Hainan Haiqi Transportation Group Co., Ltd.	03/17/25	M	5.16%	JPMorgan Chase Bank, N.A.	386,108 USD	7,493
Hainan Haiqi Transportation Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	281,440 USD	2,539
Hainan Haiyao Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	419,966 USD	35,899
Hainan Haiyao Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	219,045 USD	19,663
Hainan Jinpan Smart Technology Co., Ltd.	03/17/25	M	5.14%	JPMorgan Chase Bank, N.A.	252,435 USD	497
Hainan Jinpan Smart Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	158,670 USD	288
Hainan Jinpan Smart Technology Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	313,994 USD	(19,073)
Hainan Jinpan Smart Technology Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	145,843 USD	(8,880)
Hainan Mining Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,997 USD	134
Hainan Poly Pharm Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31 USD	1
Haitong Securities Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	129,740 USD	387
Haitong Securities Co., Ltd.	03/26/25	M	5.15%	JPMorgan Chase Bank, N.A.	87,846 USD	487
Haixin Foods Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	54,820 USD	758
Haixin Foods Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	6,606 USD	134
Han’s Laser Technology Industry Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30,894 USD	22
Hangxiao Steel Structure Co., Ltd.	03/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,938 USD	(511)
Hangxiao Steel Structure Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	134,536 USD	(2,454)
Hangzhou Advance Gearbox Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	8,505 USD	63
Hangzhou Dadi Haiyang Environmental Protection Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	9,290 USD	(38)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hangzhou Electronic Soul Network Technology Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	814 USD	$14
Hangzhou Freely Communication Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	51,769 USD	217
Hangzhou Freely Communication Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	29,451 USD	141
Hangzhou Haoyue Personal Care Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	55,376 USD	136
Hangzhou Haoyue Personal Care Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	93,414 USD	220
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	46,830 USD	(912)
Hangzhou Huaguang Advanced Welding Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,799 USD	(79)
Hangzhou Huaxing Chuangye Communication Technology Co., Ltd.	03/19/25	M	5.07%	JPMorgan Chase Bank, N.A.	469,704 USD	(7,255)
Hangzhou Huaxing Chuangye Communication Technology Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	258,467 USD	(3,630)
Hangzhou Iron & Steel Co.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,413 USD	25
Hangzhou Iron & Steel Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,760 USD	35
Hangzhou Jiebai Group Co., Ltd.	01/15/25	M	4.80%	Morgan Stanley Capital Services LLC	19,931 USD	(187)
Hangzhou Jiebai Group Co., Ltd.	03/05/25	M	5.06%	JPMorgan Chase Bank, N.A.	76,823 USD	(810)
Hangzhou Juheshun New Material Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	59,602 USD	1,032
Hangzhou Juheshun New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	12,843 USD	221
Hangzhou Oxygen Plant Group Co., Ltd.	03/18/25	M	4.99%	JPMorgan Chase Bank, N.A.	156,338 USD	(6,207)
Hangzhou Oxygen Plant Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	58,962 USD	(2,300)
Hanyu Group Joint-Stock Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	104,096 USD	1,258
Hanyu Group Joint-Stock Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	57,537 USD	756
Harbin Electric Corp. Jiamusi Electric Machine Co., Ltd.	03/25/25	M	5.20%	JPMorgan Chase Bank, N.A.	586,759 USD	2,468
Harbin Electric Corp. Jiamusi Electric Machine Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	224,668 USD	1,768
Harbin Medisan Pharmaceutical Co., Ltd.	02/26/25	M	5.02%	JPMorgan Chase Bank, N.A.	218,636 USD	(1,232)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Harbin Medisan Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	77,853 USD	$(537)
Harbin Pharmaceutical Group Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	282,334 USD	2,967
Harbin Pharmaceutical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	156,136 USD	1,313
Hebei Huatong Wires & Cables Group Co., Ltd.	02/19/25	M	5.15%	JPMorgan Chase Bank, N.A.	321,075 USD	2,187
Hebei Huatong Wires & Cables Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	137,979 USD	1,000
Hebei Jianxin Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,229 USD	(25)
Hefei Changqing Machinery Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	21,234 USD	(162)
Hefei Changqing Machinery Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	454 USD	—
Hefei Department Store Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	45,251 USD	1,513
Hefei Department Store Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15,805 USD	458
Hefei Jianghang Aircraft Equipment Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	490 USD	(35)
Henan Dayou Energy Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	21,064 USD	207
Henan Dayou Energy Co., Ltd.	03/18/25	M	5.03%	JPMorgan Chase Bank, N.A.	5,740 USD	(67)
Henan Taloph Pharmaceutical Stock Co., Ltd.	03/12/25	M	5.11%	JPMorgan Chase Bank, N.A.	163,107 USD	303
Henan Taloph Pharmaceutical Stock Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	54,513 USD	755
Henan Thinker Automatic Equipment Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	40,922 USD	415
Henan Thinker Automatic Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31,414 USD	365
Henan Yicheng New Energy Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	152,694 USD	(6,555)
Henan Yicheng New Energy Co., Ltd.	02/06/25	M	1.00%	JPMorgan Chase Bank, N.A.	205,485 USD	(8,164)
Henan Zhongfu Industry Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,052 USD	(1,045)
Henan Zhongfu Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,217 USD	(189)
Hengdian Group DMEGC Magnetics Co., Ltd.	01/02/25	M	4.97%	JPMorgan Chase Bank, N.A.	229,183 USD	6,580
Hengdian Group Tospo Lighting Co., Ltd.	03/24/25	M	5.21%	JPMorgan Chase Bank, N.A.	20,825 USD	(1,177)
Hengdian Group Tospo Lighting Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,601 USD	(62)
Hengdian Group Tospo Lighting Co., Ltd.	03/04/25	M	4.97%	JPMorgan Chase Bank, N.A.	209,100 USD	(10,104)
Hengdian Group Tospo Lighting Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	94,688 USD	(4,589)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hengyi Petrochemical Co., Ltd.	03/04/25	M	5.12%	JPMorgan Chase Bank, N.A.	15,082 USD	$988
Hisense Home Appliances Group Co., Ltd.	03/19/25	M	4.98%	JPMorgan Chase Bank, N.A.	346,285 USD	26,873
Hisense Home Appliances Group Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	178,975 USD	13,917
Hisense Visual Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	61,964 USD	6,082
Hongfa Technology Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	770,443 USD	(16,854)
Hongfa Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	289,031 USD	(6,376)
Hongli Zhihui Group Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	10,798 USD	200
Hongli Zhihui Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	19,646 USD	361
Hongli Zhihui Group Co., Ltd.	03/19/25	M	5.21%	JPMorgan Chase Bank, N.A.	10,987 USD	(106)
Hongli Zhihui Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	812 USD	7
Horizon Therapeutics Plc	12/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,056,038 USD	(4,166)
HPGC Renmintongtai Pharmaceutical Corp.	03/12/25	M	5.02%	JPMorgan Chase Bank, N.A.	200,607 USD	4,034
HPGC Renmintongtai Pharmaceutical Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	58,457 USD	1,003
Huaan Securities Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	19,688 USD	21
Huaan Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	104,468 USD	(1,150)
Huabao Flavours & Fragrances Co., Ltd.	03/19/25	M	5.21%	JPMorgan Chase Bank, N.A.	183,655 USD	220
Huabao Flavours & Fragrances Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	100,392 USD	310
Huadian Power International Corp Ltd	02/19/25	M	5.08%	JPMorgan Chase Bank, N.A.	86,336 USD	(1,573)
Huadian Power International Corp. Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	176,287 USD	(2,720)
Huali Industries Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	280,707 USD	(8,374)
Huali Industries Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,680 USD	38
Huaming Power Equipment Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	154,465 USD	906
Huaming Power Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	117,659 USD	593
Huaneng Power International, Inc.	02/26/25	M	4.97%	JPMorgan Chase Bank, N.A.	27,375 USD	(312)
Huangshan Novel Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	4,724 USD	(114)
Huangshan Novel Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	132 USD	—
Huangshan Novel Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	53 USD	—
HUANLEJIA Food Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	103,901 USD	1,819
HUANLEJIA Food Group Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	76,475 USD	1,543

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huaren Pharmaceutical Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	304,797 USD	$(7,775)
Huaren Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	161,997 USD	(4,513)
Huatai Securities Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	556,587 USD	8,524
Huatai Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	316,975 USD	3,954
Huaxin Cement Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,683 USD	(595)
Huaxin Cement Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	43,631 USD	(2,221)
Hubei Donper Electromechanical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	635 USD	(1)
Hubei Donper Electromechanical Group Co., Ltd.	03/05/25	M	4.98%	JPMorgan Chase Bank, N.A.	13,181 USD	(562)
Hubei Energy Group Co., Ltd.	03/11/25	M	4.98%	JPMorgan Chase Bank, N.A.	38,523 USD	(1,036)
Hubei Huitian New Materials Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	6,652 USD	2
Hubei Huitian New Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,357 USD	133
Hubei Jumpcan Pharmaceutical Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	686,918 USD	13,493
Hubei Jumpcan Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	395,198 USD	8,056
Hubei Kailong Chemical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,961 USD	(420)
Hubei Zhenhua Chemical Co., Ltd.	03/19/25	M	5.16%	JPMorgan Chase Bank, N.A.	339,303 USD	(17,794)
Hubei Zhenhua Chemical Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	180,991 USD	(10,077)
Huida Sanitary Ware Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	9,403 USD	(248)
Hunan Corun New Energy Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	345,944 USD	2,897
Hunan Corun New Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	188,751 USD	1,266
Hunan Heshun Petroleum Co., Ltd.	09/10/24	M	5.22%	JPMorgan Chase Bank, N.A.	204 USD	(2)
Hunan Investment Group Co., Ltd.	03/19/25	M	5.16%	JPMorgan Chase Bank, N.A.	49,683 USD	(1,905)
Hunan Investment Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,674 USD	2
Hunan Jiudian Pharmaceutical Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	131,648 USD	1,054
Hunan Jiudian Pharmaceutical Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	76,735 USD	743
Hunan Valin Steel Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	60,328 USD	463
Hunan Xiangjia Animal Husbandry Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,611 USD	141

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hunan Xiangjia Animal Husbandry Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	6,842 USD	$89
Hunan Yussen Energy Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	326,907 USD	(1,024)
Hunan Yussen Energy Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	165,523 USD	(1,149)
Hundsun Technologies, Inc.	02/11/25	M	5.03%	JPMorgan Chase Bank, N.A.	109,275 USD	18,512
HVSEN Biotechnology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,378 USD	(34)
HVSEN Biotechnology Co., Ltd.	02/19/25	M	5.18%	JPMorgan Chase Bank, N.A.	202,217 USD	3,412
IFE Elevators Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	76,978 USD	(1,545)
IFE Elevators Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	176,559 USD	(3,161)
IKD Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	37,240 USD	58
Infund Holding Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	59,965 USD	848
Infund Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	25,754 USD	282
Inner Mongolia Furui Medical Science Co., Ltd.	03/19/25	M	5.00%	JPMorgan Chase Bank, N.A.	25,019 USD	(1,288)
Inner Mongolia Furui Medical Science Co., Ltd.	03/03/25	M	4.97%	JPMorgan Chase Bank, N.A.	34,852 USD	(1,962)
Inner Mongolia Yuan Xing Energy Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	16,979 USD	(886)
Inner Mongolia Yuan Xing Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	63,932 USD	(3,833)
Innovation New Material Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	113,702 USD	4,469
Innovation New Material Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	82,460 USD	1,357
Innovation New Material Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	48,230 USD	783
Innovation New Material Technology Co., Ltd.	02/06/25	M	1.00%	JPMorgan Chase Bank, N.A.	293,728 USD	11,592
Innuovo Technology Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	37,116 USD	(304)
Innuovo Technology Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	107,004 USD	(882)
Insigma Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	17 USD	1
Intco Medical Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	38,448 USD	(499)
iRobot Corp.	08/07/24	M	5.07%	JPMorgan Chase Bank, N.A.	1,306,107 USD	(6,551)
iShares Russell 2000 ETF	03/19/25	M	1.00%	Goldman Sachs International	45,576,583 USD	451,509
J.P. Morgan Equity Index Swap — JPOSSVV1	08/23/23	T	1.00%	JPMorgan Chase Bank, N.A.	6,645,527 USD	(241,459)
JA Solar Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	113,660 USD	2,324
Jack Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,591 USD	33

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jade Bird Fire Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	198,440 USD	$(6,387)
Jangho Group Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	364,619 USD	(16,614)
Jangho Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	123,165 USD	(5,635)
JDE Peet’s NV	02/12/25	M	0.92%	Morgan Stanley Capital Services LLC	31,341 EUR	885
Jiangling Motors Corp. Ltd.	02/06/25	M	5.00%	JPMorgan Chase Bank, N.A.	181,636 USD	(766)
Jiangsu Aidea Pharmaceutical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	259 USD	(10)
Jiangsu Aidea Pharmaceutical Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	7,253 USD	109
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	135,907 USD	(3,482)
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	5,338 USD	(66)
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,243 USD	6
Jiangsu Asia-Pacific Light Alloy Technology Co., Ltd.	12/26/24	M	4.97%	JPMorgan Chase Bank, N.A.	293,593 USD	(7,478)
Jiangsu Bojun Industrial Technology Co., Ltd.	03/17/25	M	5.06%	JPMorgan Chase Bank, N.A.	380,113 USD	80,503
Jiangsu Bojun Industrial Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	159,273 USD	34,004
Jiangsu Changbao Steeltube Co., Ltd.	03/17/25	M	5.14%	JPMorgan Chase Bank, N.A.	159,057 USD	(1,475)
Jiangsu Changbao Steeltube Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	58,693 USD	(831)
Jiangsu Changbao Steeltube Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	175,210 USD	(12,310)
Jiangsu Changbao Steeltube Co., Ltd.	11/13/24	M	4.97%	JPMorgan Chase Bank, N.A.	487,033 USD	(34,149)
Jiangsu Changhai Composite Materials Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	177,217 USD	3,821
Jiangsu Changhai Composite Materials Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	119,586 USD	2,423
Jiangsu Changqing Agrochemical Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	25,182 USD	26
Jiangsu Changqing Agrochemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,497 USD	(10)
Jiangsu Changshu Automotive Trim Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	12,735 USD	1
Jiangsu Changshu Automotive Trim Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	82,830 USD	667
Jiangsu Etern Co., Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	97,082 USD	858

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Expressway Co., Ltd.	03/10/25	M	5.19%	JPMorgan Chase Bank, N.A.	2,783 USD	$(110)
Jiangsu Expressway Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	14,301 USD	(692)
Jiangsu Guoxin Corp. Ltd.	01/22/25	M	4.97%	JPMorgan Chase Bank, N.A.	5,882 USD	(243)
Jiangsu Huaxin New Material Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	42,849 USD	(33)
Jiangsu Huaxin New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,693 USD	1
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	278,944 USD	(7,790)
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	176,856 USD	(4,700)
Jiangsu Kanion Pharmaceutical Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	47,067 USD	5,137
Jiangsu Libert, Inc.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	138,117 USD	(1,218)
Jiangsu Libert, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	23,055 USD	(280)
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	101,592 USD	(195)
Jiangsu New Energy Development Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	78,108 USD	(1,368)
Jiangsu New Energy Development Co., Ltd.	03/19/25	M	5.13%	JPMorgan Chase Bank, N.A.	18,509 USD	(177)
Jiangsu Olive Sensors High-Tech Co., Ltd.	03/18/25	M	5.19%	JPMorgan Chase Bank, N.A.	14,847 USD	235
Jiangsu Rainbow Heavy Industries Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	169,586 USD	(5,086)
Jiangsu Rainbow Heavy Industries Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	51,390 USD	(1,705)
Jiangsu Rijiu Optoelectronics Jointstock Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	42,503 USD	126
Jiangsu Rijiu Optoelectronics Jointstock Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,401 USD	11
Jiangsu SINOJIT Wind Energy Technology Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	29,441 USD	70
Jiangsu SINOJIT Wind Energy Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	22,509 USD	(157)
Jiangsu Sopo Chemical Co.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,909 USD	9
Jiangsu Sopo Chemical Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,200 USD	50
Jiangsu Transimage Technology Co., Ltd.	03/18/25	M	4.99%	JPMorgan Chase Bank, N.A.	349,993 USD	7,510
Jiangsu Transimage Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	218,784 USD	4,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	126,623 USD	$1,905
Jiangsu Wujin Stainless Steel Pipe Group Co., Ltd.	02/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	231,449 USD	4,030
JiangSu WuZhong Pharmaceutical Development Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	1 USD	—
Jiangsu Xiehe Electronic Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,596 USD	39
Jiangsu Xinquan Automotive Trim Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	36,712 USD	4,434
Jiangsu Xinquan Automotive Trim Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	151,594 USD	14,889
Jiangsu Yinhe Electronics Co., Ltd.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	127,927 USD	(102)
Jiangsu Yinhe Electronics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	72,540 USD	241
Jiangsu Yoke Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	67,104 USD	(385)
Jiangsu Yuxing Film Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,758 USD	2
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	03/18/25	M	4.98%	JPMorgan Chase Bank, N.A.	313,729 USD	(8,559)
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	147,713 USD	(3,961)
Jiangxi Hongcheng Environment Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	29,008 USD	79
Jiangxi Hongcheng Environment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	13,558 USD	44
Jiangyin Electrical Alloy Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	156 USD	(1)
Jiangyin Haida Rubber & Plastic Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	159,568 USD	(5,891)
Jiangyin Haida Rubber & Plastic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	60,237 USD	(2,085)
Jiangyin Hengrun Heavy Industries Co., Ltd.	03/25/25	M	5.15%	JPMorgan Chase Bank, N.A.	33,754 USD	595
Jiangyin Pivot Automotive Products Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	14,925 USD	372
Jiangzhong Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	202 USD	16
Jianmin Pharmaceutical Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	317 USD	17
Jiayou International Logistics Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	224,851 USD	2,707
Jiayou International Logistics Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	130,685 USD	1,705
Jihua Group Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	48,884 USD	375

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jilin Chemical Fibre	02/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,638 USD	$(51)
Jilin Expressway Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	113,188 USD	(2,714)
Jilin Expressway Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,670 USD	(14)
Jilin Jian Yisheng Pharmaceutical Co., Ltd.	03/12/25	M	4.97%	JPMorgan Chase Bank, N.A.	24,055 USD	(245)
Jilin University Zhengyuan Information Technologies Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	567,221 USD	(24,156)
Jilin University Zhengyuan Information Technologies Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	295,526 USD	(12,957)
Jinan Shengquan Group Share Holding Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	583,719 USD	5,746
Jinan Shengquan Group Share Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	367,849 USD	2,278
Jinduicheng Molybdenum Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	57,601 USD	(250)
Jinduicheng Molybdenum Co., Ltd.	03/17/25	M	5.03%	JPMorgan Chase Bank, N.A.	8,476 USD	8
Jinduicheng Molybdenum Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	167 USD	(1)
JinFu Technology Co., Ltd.	03/18/25	M	5.22%	JPMorgan Chase Bank, N.A.	1,207 USD	(93)
Jinhong Gas Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	461,621 USD	5,026
Jinhong Gas Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	280,175 USD	3,724
Jinko Solar Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	163,616 USD	(231)
Jinko Solar Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	38,594 USD	(79)
Jinlei Technology Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	465,932 USD	2,974
Jinlei Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	322,043 USD	3,817
Jinling Hotel Corp. Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	265,251 USD	(1,213)
Jinling Hotel Corp. Ltd.	01/15/25	M	4.80%	Morgan Stanley Capital Services LLC	109,073 USD	(583)
JinXianDai Information Industry Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	496,517 USD	3,574
JinXianDai Information Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	352,271 USD	2,531
Jinzhou Jixiang Molybdenum Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	46,966 USD	(720)
Jinzhou Jixiang Molybdenum Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	41,252 USD	(345)
Jinzhou Jixiang Molybdenum Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	52,136 USD	(360)
Joincare Pharmaceutical Group Industry Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	641,173 USD	9,599
Joincare Pharmaceutical Group Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	375,860 USD	7,634
Joinn Laboratories China Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	319,227 USD	(10,333)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Joinn Laboratories China Co., Ltd.	11/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	878,095 USD	$(30,366)
Jointo Energy Investment Co., Ltd. Hebei	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	43,024 USD	(3,163)
Jointo Energy Investment Co., Ltd. Hebei	12/11/24	M	5.08%	JPMorgan Chase Bank, N.A.	45,200 USD	(645)
Joyoung Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	174,012 USD	4,618
Joyvio Food Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	71,633 USD	(580)
Joyvio Food Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	37,030 USD	(207)
Juewei Food Co., Ltd.	03/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	68,290 USD	(1,349)
Kailuan Energy Chemical Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	389,298 USD	(8,294)
Kailuan Energy Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	151,952 USD	(3,959)
KAISA JiaYun Technology, Inc.	02/05/25	M	5.07%	JPMorgan Chase Bank, N.A.	426,336 USD	8,892
KAISA JiaYun Technology, Inc.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	75,346 USD	1,511
Kangda New Materials Group Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	294,216 USD	3,150
Kangda New Materials Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	204,460 USD	1,601
Kangping Technology Suzhou Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,125 USD	6
Kangping Technology Suzhou Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	898 USD	(3)
Kewell Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,344 USD	(10)
Kuaijishan Shaoxing Wine Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,647 USD	117
Kuaijishan Shaoxing Wine Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	41,002 USD	571
Kunwu Jiuding Investment Holdings Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	302,106 USD	(25)
Kunwu Jiuding Investment Holdings Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,753 USD	110
Lakeland Bancorp, Inc.	10/01/24	M	5.07%	JPMorgan Chase Bank, N.A.	370,351 USD	(23,300)
Landai Technology Group Corp., Ltd.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	1,612 USD	10
Landai Technology Group Corp., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	6,097 USD	42
Lanzhou Huanghe Enterprise Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	13,570 USD	155
Leaguer Shenzhen Microelectronics Corp.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	879 USD	2
Leedarson IoT Technology, Inc.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	6,324 USD	325
Leedarson IoT Technology, Inc.	02/06/25	M	5.01%	JPMorgan Chase Bank, N.A.	117,239 USD	4,892
Lens Technology Co., Ltd.	02/18/25	M	5.08%	JPMorgan Chase Bank, N.A.	124,858 USD	769

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lens Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	73 USD	$6
Leyard Optoelectronic Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	81,230 USD	(464)
Lianhe Chemical Technology Co., Ltd.	01/22/25	M	4.97%	JPMorgan Chase Bank, N.A.	162,525 USD	(5,670)
Lianhe Chemical Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	6 USD	—
Liaoning Cheng Da Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	18,970 USD	(23)
Lier Chemical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	198 USD	(3)
Lifan Technology Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	41,417 USD	110
Lifan Technology Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	19,687 USD	51
Lijiang Yulong Tourism Co., Ltd.	03/19/25	M	5.18%	JPMorgan Chase Bank, N.A.	544,153 USD	11,990
Lijiang Yulong Tourism Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	284,125 USD	5,814
Lijiang Yulong Tourism Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	1,417 USD	26
Lijiang Yulong Tourism Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	6,032 USD	110
Lingyi iTech Guangdong Co.	11/05/24	M	1.00%	JPMorgan Chase Bank, N.A.	109,797 USD	1,359
Linkage Software Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	141,130 USD	10,127
Linkage Software Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	117,757 USD	8,197
Liuzhou Iron & Steel Co., Ltd.	03/17/25	M	5.04%	JPMorgan Chase Bank, N.A.	39,431 USD	(254)
Liuzhou Iron & Steel Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	123 USD	—
Liuzhou Iron & Steel Co., Ltd.	02/10/25	M	1.00%	JPMorgan Chase Bank, N.A.	150,194 USD	(4,058)
Liuzhou Liangmianzhen Co., Ltd.	03/19/25	M	5.14%	JPMorgan Chase Bank, N.A.	157,490 USD	(2,218)
Liuzhou Liangmianzhen Co., Ltd.	01/15/25	M	4.73%	Morgan Stanley Capital Services LLC	37,481 USD	(1,047)
Livzon Pharmaceutical Group, Inc.	03/24/25	M	5.20%	JPMorgan Chase Bank, N.A.	38,716 USD	2,625
Longshine Technology Group Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	64,707 USD	(1,304)
Longshine Technology Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	189,144 USD	1,844
Longxing Chemical Industry Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	46,517 USD	(98)
Longxing Chemical Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,547 USD	(4)
Lu Thai Textile Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112,760 USD	719
Lu Thai Textile Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	243,251 USD	1,831

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Luoniushan Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	74,234 USD	$2,498
Luoyang Xinqianglian Slewing Bearing Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	253,957 USD	(19,367)
Luoyang Xinqianglian Slewing Bearing Co., Ltd.	03/25/25	M	5.15%	JPMorgan Chase Bank, N.A.	327,852 USD	(30,559)
Lushang Health Industry Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	98,523 USD	2,109
Lushang Health Industry Development Co., Ltd.	03/24/25	M	5.00%	JPMorgan Chase Bank, N.A.	16,599 USD	353
Luxshare Precision Industry Co., Ltd.	01/14/25	M	4.98%	JPMorgan Chase Bank, N.A.	54,364 USD	3,858
Luyin Investment Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	21,930 USD	(168)
Luyin Investment Group Co., Ltd.	12/04/24	M	5.06%	JPMorgan Chase Bank, N.A.	208,247 USD	(1,551)
Maanshan Iron & Steel Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,746 USD	74
Mabwell Shanghai Bioscience Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	5,037 USD	19
Mercedes-Benz Group AG	02/12/25	M	0.92%	Morgan Stanley Capital Services LLC	168,163 EUR	1,547
Mesnac Co., Ltd.	03/17/25	M	5.21%	JPMorgan Chase Bank, N.A.	378,669 USD	4,096
Mesnac Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	162,318 USD	1,423
Metallurgical Corp. of China Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	82,575 USD	2,612
Minfeng Special Paper Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	5,598 USD	1,084
Minfeng Special Paper Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	158 USD	32
Monalisa Group Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	257,286 USD	(25,069)
Monalisa Group Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	447,285 USD	(44,633)
Moon Environment Technology Co., Ltd.	03/24/25	M	5.10%	JPMorgan Chase Bank, N.A.	601,632 USD	678
Moon Environment Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	254,314 USD	373
MS Alpha Swap	03/28/24	M	0.00%	Morgan Stanley Capital Services LLC	150,000,000 USD	(322,584)
MS Alpha Swap	12/27/23	M	1.00%	Morgan Stanley Capital Services LLC	118,721,914 USD	2,591,431
MS Alpha Swap	08/14/24	M	1.00%	Morgan Stanley Capital Services LLC	406,171 USD	228
MS Alpha Swap	12/28/23	M	1.00%	Morgan Stanley Capital Services LLC	130,794,440 USD	1,248,251
MYS Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,482 USD	31
MYS Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	11,642 USD	33
Nanjing Cosmos Chemical Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	21,774 USD	(19,618)
Nanjing Cosmos Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,500 USD	125

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nanjing Cosmos Chemical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	380 USD	$9
Nanjing Cosmos Chemical Co., Ltd.	12/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,846 USD	168
Nanjing Iron & Steel Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	16,574 USD	238
Nanjing Iron & Steel Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	62,236 USD	486
Nanjing OLO Home Furnishing Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,730 USD	9
Nanjing OLO Home Furnishing Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	146,790 USD	(9,108)
Nanjing Pharmaceutical Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	154,180 USD	(5,304)
Nanjing Pharmaceutical Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	107,533 USD	(3,660)
NanJing Public Utilities Development Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	14,921 USD	67
NanJing Public Utilities Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	436 USD	—
Nanjing Tanker Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	110,633 USD	(8,699)
Nanjing Tanker Corp.	03/18/25	M	5.01%	JPMorgan Chase Bank, N.A.	192,073 USD	(14,838)
Nanjing Tanker Corp.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	180,092 USD	(10,869)
Nanjing Tanker Corp.	02/25/25	M	4.97%	JPMorgan Chase Bank, N.A.	79,658 USD	(6,252)
Nanjing Textiles Import & Export Corp., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	246,062 USD	1,243
Nanjing Textiles Import & Export Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,859 USD	33
Nanjing Yunhai Special Metals Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	49,686 USD	(815)
Nanning Department Store Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,629 USD	3
Nantong Acetic Acid Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,710 USD	(4)
Nantong Jianghai Capacitor Co., Ltd.	10/16/24	M	1.00%	JPMorgan Chase Bank, N.A.	570,788 USD	2,685
Nantong Jianghai Capacitor Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	230,929 USD	1,077
Nanya New Material Technology Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	515 USD	40
NAURA Technology Group Co., Ltd.	02/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	59,439 USD	(1,408)
NBTM New Materials Group Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	88,875 USD	(2,457)
NBTM New Materials Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4 USD	—
NBTM New Materials Group Co., Ltd.	09/04/24	M	4.97%	JPMorgan Chase Bank, N.A.	6,448 USD	(256)
New China Life Insurance Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	556,775 USD	27,762

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
New China Life Insurance Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	318,353 USD	$14,083
New Journey Health Technology Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	428,930 USD	(921)
New Journey Health Technology Group Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	190,565 USD	(119)
Neway CNC Equipment Suzhou Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15,156 USD	20
Ninestar Corp.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	76,673 USD	290
Ningbo Boway Alloy Material Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,037 USD	11
Ningbo Boway Alloy Material Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	240 USD	(12)
Ningbo Energy Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,036 USD	6
Ningbo Fuda Co., Ltd.	03/19/25	M	5.06%	JPMorgan Chase Bank, N.A.	75,732 USD	(3,159)
Ningbo Fuda Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	19,259 USD	(891)
Ningbo Hengshuai Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	13,349 USD	(176)
Ningbo Joyson Electronic Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	339,635 USD	9,873
Ningbo Joyson Electronic Corp.	02/06/25	M	1.00%	JPMorgan Chase Bank, N.A.	262,910 USD	4,596
Ningbo Menovo Pharmaceutical Co., Ltd.	03/19/25	M	5.05%	JPMorgan Chase Bank, N.A.	639,398 USD	(6,709)
Ningbo Menovo Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	323,070 USD	(3,638)
Ningbo Sanxing Medical Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	95 USD	(2)
Ningbo United Group Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	193,167 USD	(1,887)
Ningbo United Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,738 USD	(7)
Ningbo Xusheng Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	64,876 USD	273
Ningbo Zhenyu Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,252 USD	28
Ningbo Zhongbai Co., Ltd.	03/19/25	M	5.03%	JPMorgan Chase Bank, N.A.	42,738 USD	(1,599)
Ningbo Zhongbai Co., Ltd.	01/15/25	M	4.69%	Morgan Stanley Capital Services LLC	4,985 USD	(198)
Ningbo Zhoushan Port Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	6,370 USD	4
Ningbo Zhoushan Port Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,500 USD	(11)
Ningxia Jiaze New Energy Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	47,349 USD	1,120
Ningxia Jiaze New Energy Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	74,803 USD	1,075

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningxia Orient Tantalum Industry Co., Ltd.	03/17/25	M	5.06%	JPMorgan Chase Bank, N.A.	378,451 USD	$4,871
Ningxia Orient Tantalum Industry Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	233,139 USD	3,055
Noblelift Intelligent Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	21,107 USD	(10)
Noblelift Intelligent Equipment Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,909 USD	8
North China Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,875 USD	(3)
North Copper Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	43,498 USD	(30)
North Copper ShanXi Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	67,251 USD	3
Northeast Pharmaceutical Group Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	2,611 USD	60
Northeast Pharmaceutical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,848 USD	231
Northeast Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,073 USD	(1)
Novogene Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	202,318 USD	(1,778)
Novogene Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	126,618 USD	(954)
NSFOCUS Technologies Group Co., Ltd.	02/12/25	M	5.03%	JPMorgan Chase Bank, N.A.	54,523 USD	2,923
NuVasive, Inc.	02/12/25	M	5.07%	JPMorgan Chase Bank, N.A.	4,782,246 USD	450,988
Oak Street Health, Inc.	02/12/25	M	5.07%	JPMorgan Chase Bank, N.A.	4,481,016 USD	363,190
Offshore Oil Engineering Co., Ltd.	03/05/25	M	5.05%	JPMorgan Chase Bank, N.A.	94,155 USD	(44)
OKE Precision Cutting Tools Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	447,766 USD	30,590
OKE Precision Cutting Tools Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	272,384 USD	16,476
Olympic Circuit Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	183 USD	12
Olympic Circuit Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	21,549 USD	(163)
Omnijoi Media Corp.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,364 USD	1,761
Omnijoi Media Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	43,822 USD	1,029
OPT Machine Vision Tech Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	3,747 USD	(156)
Orient Securities Co., Ltd.	03/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	561,945 USD	(2,769)
Orient Securities Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	319,818 USD	(1,721)
Ovctek China, Inc.	03/19/25	M	4.98%	JPMorgan Chase Bank, N.A.	428,335 USD	6,881
Ovctek China, Inc.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	263,216 USD	4,275
OZ Minerals Ltd.	12/27/24	M	3.92%	JPMorgan Chase Bank, N.A.	6,600,160AUD	17,332
PCI Technology Group Co., Ltd.	03/11/25	M	4.98%	JPMorgan Chase Bank, N.A.	87,922 USD	10,660
People's Insurance Co., Group of China Ltd.	02/25/25	M	4.97%	JPMorgan Chase Bank, N.A.	59,352 USD	(1,161)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Perfect Group Corp., Ltd.	03/19/25	M	5.20%	JPMorgan Chase Bank, N.A.	87,897 USD	$5,892
Perfect World Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	853,738 USD	31,956
Perfect World Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	424,263 USD	17,593
Ping An Insurance Group Co. of China Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	3,303 USD	14
Pingdingshan Tianan Coal Mining Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31,202 USD	36
PNC Process Systems Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	19,898 USD	53
Pnm Resources, Inc.	10/23/24	M	5.07%	JPMorgan Chase Bank, N.A.	6,641,158 USD	(35,282)
Poly Developments & Holdings Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	437,699 USD	(5,483)
Poly Developments & Holdings Group Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	264,537 USD	(1,958)
Postal Savings Bank of China Co., Ltd.	03/25/25	M	5.03%	JPMorgan Chase Bank, N.A.	394,677 USD	(14,522)
Postal Savings Bank of China Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	55,211 USD	(1,754)
Primarius Technologies Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	58,955 USD	1,265
Provention Bio, Inc.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,575,347 USD	18,295
Pubang Landscape Architecture Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,154 USD	(3)
Puyang Huicheng Electronic Material Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	233,349 USD	(1,068)
Puyang Huicheng Electronic Material Co., Ltd.	01/15/25	M	3.41%	Morgan Stanley Capital Services LLC	206,323 USD	(872)
Pylon Technologies Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	295,142 USD	12,097
Pylon Technologies Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	261,748 USD	9,766
Qi An Xin Technology Group, Inc.	03/19/25	M	4.98%	JPMorgan Chase Bank, N.A.	120,421 USD	(564)
Qianhe Condiment & Food Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	378,724 USD	7,627
Qianhe Condiment and Food Co., Ltd.	03/12/25	M	5.15%	JPMorgan Chase Bank, N.A.	770,053 USD	27,036
Qianjiang Water Resources Development Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	3,401 USD	17
Qifeng New Material Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	2,246 USD	(18)
Qingdao Daneng Environmental Protection Equipment Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	307,657 USD	10,360
Qingdao Daneng Environmental Protection Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	94,108 USD	3,285
Qingdao Gaoce Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	344,611 USD	15,732
Qingdao Gaoce Technology Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	521,537 USD	25,223
Qingdao Haier Biomedical Co., Ltd.	01/15/25	M	3.19%	Morgan Stanley Capital Services LLC	49,377 USD	(991)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Qingdao Huicheng Environmental Technology Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,899 USD	$32
Qingdao Huijintong Power Equipment Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,271 USD	(780)
Qingdao Huijintong Power Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,205 USD	—
Qingdao Yunlu Advanced Materials Technology Co., Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	131,838 USD	(4,526)
Qingdao Yunlu Advanced Materials Technology Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	20,608 USD	(853)
Qinhuangdao Port Co., Ltd.	01/15/25	M	3.42%	Morgan Stanley Capital Services LLC	30,294 USD	(1,383)
Qinhuangdao Port Co., Ltd.	03/19/25	M	5.04%	JPMorgan Chase Bank, N.A.	125,832 USD	(5,620)
Range Intelligent Computing Technology Group Co., Ltd.	03/18/25	M	5.22%	JPMorgan Chase Bank, N.A.	60,143 USD	157
Red Star Macalline Group Corp. Ltd.	03/04/25	M	5.22%	JPMorgan Chase Bank, N.A.	303,198 USD	9,310
Red Star Macalline Group Corp. Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	180,036 USD	4,962
Repsol S.A	12/04/24	M	2.90%	Morgan Stanley Capital Services LLC	380,161EUR	1,166
Rianlon Corp.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	18,333 USD	(47)
Risen Energy Co., Ltd.	03/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	58,853 USD	(346)
Rising Nonferrous Metals Share Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	23,114 USD	94
Rising Nonferrous Metals Share Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	132,298 USD	(594)
Ritchie Bros Auctioneers, Inc.	03/25/25	M	5.07%	JPMorgan Chase Bank, N.A.	264,372 USD	10,154
Riyue Heavy Industry Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	233 USD	3
Rockchip Electronics Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	605,671 USD	(3,012)
Rockchip Electronics Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	364,372 USD	(1,467)
Rongan Property Co., Ltd.	01/14/25	M	4.97%	JPMorgan Chase Bank, N.A.	68,084 USD	(2,701)
Rongan Property Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	46,347 USD	(1,773)
Ruida Futures Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	162,763 USD	(6,547)
Ruida Futures Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	78,973 USD	(3,176)
Ruitai Materials Technology Co., Ltd.	03/18/25	M	5.10%	JPMorgan Chase Bank, N.A.	30,054 USD	(378)
Ruitai Materials Technology Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	57,962 USD	(316)
Saimo Technology Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	225,078 USD	(3,535)
Saimo Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,534 USD	(1,150)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sanchuan Wisdom Technology Co., Ltd.	03/19/25	M	5.15%	JPMorgan Chase Bank, N.A.	261,693 USD	$3,616
Sanchuan Wisdom Technology Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	151,078 USD	2,089
Sangfor Technologies, Inc.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	175,557 USD	1,000
Sanjiang Shopping Club Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	23,959 USD	11,709
Sanxiang Impression Co., Ltd.	03/25/25	M	4.97%	JPMorgan Chase Bank, N.A.	7,348 USD	(179)
SDIC Capital Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	2,104 USD	17
SDIC Capital Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,709 USD	37
Seagen, Inc.	03/17/25	M	5.07%	JPMorgan Chase Bank, N.A.	4,093,957 USD	52,426
Seazen Holdings Co., Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	566,235 USD	(14,819)
Seazen Holdings Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	321,199 USD	(8,278)
Senba Sensing Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	39,988 USD	105
Senba Sensing Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	848 USD	5
ShaanXi Provincial Natural Gas Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	12,044 USD	88
ShaanXi Provincial Natural Gas Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,239 USD	31
Shan Xi Hua Yang Group New Energy Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	476,875 USD	2,170
Shan Xi Hua Yang Group New Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	240,546 USD	1,949
Shandong Fengyuan Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	382 USD	(16)
Shandong Gold Mining Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	38,309 USD	525
Shandong Gold Phoenix Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	9,441 USD	(71)
Shandong Gold Phoenix Group Co., Ltd.	11/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	271,613 USD	(4,805)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	03/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	355,407 USD	(23,254)
Shandong Hongchuang Aluminum Industry Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	164,678 USD	(10,173)
Shandong Hualu Hengsheng Chemical Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	190,242 USD	9,814
Shandong Hualu Hengsheng Chemical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	139,708 USD	6,215
Shandong Huifa Foodstuff Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,421 USD	11
Shandong Huifa Foodstuff Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	210,959 USD	(1,362)
Shandong Humon Smelting Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	66,937 USD	1,566

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Humon Smelting Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	35 USD	$(1)
Shandong Iron and Steel Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	97,065 USD	944
Shandong Iron and Steel Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,433 USD	76
Shandong Jinling Mining Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	180,986 USD	(9,292)
Shandong Jinling Mining Co., Ltd.	01/22/25	M	5.02%	JPMorgan Chase Bank, N.A.	540,379 USD	(24,190)
Shandong Linglong Tyre Co., Ltd.	08/14/24	M	1.00%	JPMorgan Chase Bank, N.A.	77,731 USD	(957)
Shandong Lukang Pharma	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	13,024 USD	29
Shandong Publishing & Media Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	54,821 USD	361
Shandong Publishing & Media Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	46,802 USD	447
Shandong Shengli Co.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	49,651 USD	(2,854)
Shandong Shengli Co.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	1,924 USD	(114)
Shandong Shuangyi Technology Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	163,386 USD	(2,703)
Shandong Shuangyi Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	46,050 USD	(545)
Shandong Sinocera Functional Material Co., Ltd.	03/11/25	M	4.97%	JPMorgan Chase Bank, N.A.	6,924 USD	(326)
Shandong Sunway Chemical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,622 USD	32
Shandong WIT Dyne Health Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	6,656 USD	(332)
Shandong Wohua Pharmaceutical Co., Ltd.	03/12/25	M	4.99%	JPMorgan Chase Bank, N.A.	177,750 USD	4,029
Shandong Wohua Pharmaceutical Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	37,283 USD	939
Shandong Xiantan Co., Ltd.	03/11/25	M	5.19%	JPMorgan Chase Bank, N.A.	4,309 USD	85
Shandong Zhangqiu Blower Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	5,423 USD	149
Shanghai Aiko Solar Energy Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	5 USD	—
Shanghai Aiyingshi Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	1,809 USD	42
Shanghai AJ Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	193,840 USD	(7,074)
Shanghai AJ Group Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	52,410 USD	(2,007)
Shanghai Allist Pharmaceuticals Co., Ltd.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	82,955 USD	(812)
Shanghai Allist Pharmaceuticals Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	35,907 USD	(312)
Shanghai Allist Pharmaceuticals Co., Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	103,083 USD	(1,772)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Anlogic Infotech Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	1,292 USD	$133
Shanghai AtHub Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	296 USD	20
Shanghai Baolong Automotive Corp.	03/12/25	M	5.04%	JPMorgan Chase Bank, N.A.	59,262 USD	1,517
Shanghai Baosight Software Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	549,641 USD	22,462
Shanghai Baosight Software Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	311,745 USD	12,800
Shanghai Chinafortune Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,070 USD	74
Shanghai Chinafortune Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	94,582 USD	628
Shanghai Construction Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,627 USD	(19)
Shanghai Construction Group Co., Ltd.	02/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	200,395 USD	(1,997)
Shanghai DZH Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	132,695 USD	977
Shanghai DZH Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	73,227 USD	653
Shanghai Electric Power Co., Ltd.	03/11/25	M	5.03%	JPMorgan Chase Bank, N.A.	31,203 USD	(713)
Shanghai Fengyuzhu Culture & Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	76,949 USD	1,736
Shanghai Friendess Electronic Technology Corp., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	120,780 USD	(3,414)
Shanghai Friendess Electronic Technology Corp., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	81,726 USD	(1,704)
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	02/18/25	M	5.04%	JPMorgan Chase Bank, N.A.	92,340 USD	(3,055)
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,065 USD	(5)
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	03/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	152,863 USD	(9,305)
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	121,292 USD	(6,446)
Shanghai Haixin Group Co.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	307,568 USD	1,673
Shanghai Haixin Group Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	14,728 USD	32
Shanghai Haixin Group Co.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	22,473 USD	200
Shanghai Haixin Group Co.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	110,058 USD	994
Shanghai Hajime Advanced Material Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	2,108 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Hile Bio-Technology Co., Ltd.	02/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	40,950 USD	$762
Shanghai Hile Bio-Technology Co., Ltd.	03/18/25	M	5.07%	JPMorgan Chase Bank, N.A.	74,038 USD	1,078
Shanghai Huace Navigation Technology Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	46,252 USD	89
Shanghai Huace Navigation Technology Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,989 USD	15
Shanghai Huaming Intelligent Terminal Equipment Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	55,978 USD	(1,493)
Shanghai Huaming Intelligent Terminal Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,049 USD	28
Shanghai Huayi Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	18,946 USD	159
Shanghai Huayi Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	17,443 USD	154
Shanghai Industrial Development Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	273,191 USD	(5,389)
Shanghai Industrial Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	132,959 USD	(2,572)
Shanghai International Port Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	84,156 USD	10
Shanghai International Port Group Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	57,603 USD	39
Shanghai Jiaoda Onlly Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,581 USD	(11)
Shanghai Jiaoda Onlly Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	128,489 USD	(1,455)
Shanghai Jin Jiang Online Network Service Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	30,791 USD	446
Shanghai Jin Jiang Online Network Service Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	16,049 USD	249
Shanghai Jinfeng Wine Co., Ltd.	03/19/25	M	5.07%	JPMorgan Chase Bank, N.A.	279,805 USD	5,754
Shanghai Jinfeng Wine Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	187,941 USD	3,978
Shanghai Jinjiang International Hotels Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	547,909 USD	(4,117)
Shanghai Jinjiang International Hotels Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	309,952 USD	(521)
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,772 USD	3
Shanghai Junshi Biosciences Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	75,757 USD	(1,542)
Shanghai Junshi Biosciences Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	9,883 USD	(95)
Shanghai Kai Kai Industrial Co., Ltd.	01/15/25	M	4.78%	Morgan Stanley Capital Services LLC	6,258 USD	(169)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Laiyifen Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,098 USD	$(42)
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,481 USD	8
Shanghai M&G Stationery, Inc.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	567,177 USD	(4,144)
Shanghai M&G Stationery, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	320,037 USD	(651)
Shanghai Maling Aquarius Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	5,243 USD	73
Shanghai Maling Aquarius Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	19,467 USD	241
Shanghai Mechanical & Electrical Industry Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	165,400 USD	(3,021)
Shanghai Mechanical & Electrical Industry Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	56,575 USD	(1,000)
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	15,111 USD	(63)
Shanghai MicroPort Endovascular MedTech Group Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	81,002 USD	(744)
Shanghai New Power Automotive Technology Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	5,003 USD	14

Shanghai New Power Automotive Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,037 USD	50
Shanghai No 1 Pharmacy Co., Ltd.	03/19/25	M	5.05%	JPMorgan Chase Bank, N.A.	515 USD	1
Shanghai No. 1 Pharmacy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,062 USD	(77)
Shanghai Pharmaceuticals Holding Co., Ltd.	02/19/25	M	5.22%	JPMorgan Chase Bank, N.A.	69,480 USD	476
Shanghai Pret Composites Co., Ltd.	01/15/25	M	0.72%	Morgan Stanley Capital Services LLC	49,774 USD	229
Shanghai Pret Composites Co., Ltd.	12/16/24	M	4.97%	JPMorgan Chase Bank, N.A.	34,771 USD	189
Shanghai Pudong Construction Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	65 USD	(4)
Shanghai Pudong Development Bank Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,851 USD	32
Shanghai Pudong Development Bank Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,435 USD	(8)
Shanghai Putailai New Energy Technology Co., Ltd.	03/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	544,813 USD	18,067

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Putailai New Energy Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	272,760 USD	$6,864
Shanghai Rongtai Health Technology Corp., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	10,553 USD	73
Shanghai Shyndec Pharmaceutical Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	279,545 USD	12,906
Shanghai Shyndec Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	208,760 USD	9,345
Shanghai Shyndec Pharmaceutical Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	457 USD	20
Shanghai Smith Adhesive New Material Co., Ltd.	02/19/25	M	5.07%	JPMorgan Chase Bank, N.A.	495,190 USD	1,120
Shanghai Smith Adhesive New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	69,625 USD	(147)
Shanghai Tianchen Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,728 USD	168
Shanghai Tongji Science & Technology Industrial Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,100 USD	(79)
Shanghai Xinhua Media Co., Ltd.	03/24/25	M	5.14%	JPMorgan Chase Bank, N.A.	285,344 USD	3,036
Shanghai Xinhua Media Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	220,499 USD	2,476
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	154,579 USD	(5,880)
Shanghai Yaohua Pilkington Glass Group Co., Ltd.	03/19/25	M	5.08%	JPMorgan Chase Bank, N.A.	149,706 USD	(5,651)
Shanghai Yatong Co., Ltd.	03/24/25	M	5.22%	JPMorgan Chase Bank, N.A.	622 USD	3
Shanghai Yatong Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	89 USD	—
Shanghai Yct Electronics Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	406,990 USD	1,140
Shanghai Yct Electronics Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	238,788 USD	632
Shanghai Yongmaotai Automotive Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	49,159 USD	1,282
Shanghai Yongmaotai Automotive Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	27,355 USD	624
Shanghai Zhenhua Heavy Industries Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	23,821 USD	501
Shanghai Zhonggu Logistics Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	60,376 USD	1,477
Shanghai Zhonggu Logistics Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,544 USD	557
Shantou Dongfeng Printing Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,242 USD	(6)
Shantou Wanshun New Material Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	237,042 USD	4,530
Shantou Wanshun New Material Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	124,072 USD	1,971

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shantui Construction Machinery Co., Ltd.	03/04/25	M	4.97%	JPMorgan Chase Bank, N.A.	11,099 USD	$(248)
Shanxi Antai Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,210 USD	(10)
Shanxi Antai Group Co., Ltd.	03/10/25	M	5.15%	JPMorgan Chase Bank, N.A.	119,769 USD	(1,790)
Shanxi Lu'an Environmental Energy Development Co., Ltd.	12/03/24	M	5.17%	JPMorgan Chase Bank, N.A.	35,093 USD	985
Shaw Communications, Inc.	03/19/25	M	5.48%	JPMorgan Chase Bank, N.A.	9,250,669 CAD	234,577
Shen Zhen Australis Electronic Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	31,900 USD	156
Shen Zhen Australis Electronic Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	21,211 USD	67
Shengyi Technology Co., Ltd.	03/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	358,168 USD	3,142
Shengyi Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	216,255 USD	(812)
Shenyang Jinbei Automotive Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	70,426 USD	2,570
Shenyang Jinbei Automotive Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	37,755 USD	1,359
Shenzhen Absen Optoelectronic Co., Ltd.	03/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	563,774 USD	26,395
Shenzhen Absen Optoelectronic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	276,322 USD	12,343
Shenzhen Chuangyitong Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	20,088 USD	(12,743)
Shenzhen Click Technology Co., Ltd.	03/12/25	M	5.02%	JPMorgan Chase Bank, N.A.	47,962 USD	(424)
Shenzhen Click Technology Co., Ltd.	01/15/25	M	3.39%	Morgan Stanley Capital Services LLC	71,424 USD	(1,312)
Shenzhen Crastal Technology Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	104,636 USD	5,273
Shenzhen Crastal Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	3,903 USD	219
Shenzhen Das Intellitech Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	28,294 USD	1,076
Shenzhen Dynanonic Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	55,775 USD	(645)
Shenzhen Dynanonic Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	216,523 USD	(7,032)
Shenzhen Everwin Precision Technology Co., Ltd.	11/04/24	M	4.98%	JPMorgan Chase Bank, N.A.	48,048 USD	2,628
Shenzhen Fastprint Circuit Tech Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	334,155 USD	(14,379)
Shenzhen Fastprint Circuit Tech Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	381,843 USD	(15,388)
Shenzhen Fortune Trend Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,940 USD	580

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Fortune Trend Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	40,816 USD	$2,398
Shenzhen Glory Medical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	20,396 USD	110
Shenzhen Glory Medical Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	49,229 USD	233
Shenzhen H&T Intelligent Control Co., Ltd.	03/19/25	M	5.07%	JPMorgan Chase Bank, N.A.	329,874 USD	(5,417)
Shenzhen H&T Intelligent Control Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	155,232 USD	(3,901)
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	77,967 USD	(723)
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	271,923 USD	(3,015)
Shenzhen Heungkong Holding Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	22,542 USD	(409)
Shenzhen Heungkong Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15,729 USD	(616)
Shenzhen Honor Electronic Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	180,779 USD	(8,113)
Shenzhen Honor Electronic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	125,269 USD	(4,823)
Shenzhen Hopewind Electric Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	37,608 USD	335
Shenzhen Hopewind Electric Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	118,617 USD	349
Shenzhen Huakong SEG Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,300 USD	15
Shenzhen Huakong SEG Co., Ltd.	02/26/25	M	5.14%	JPMorgan Chase Bank, N.A.	132,516 USD	(1,011)
Shenzhen Huaqiang Industry Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	113 USD	7
Shenzhen Invt Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	44,772 USD	(150)
Shenzhen Jinxinnong Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	243,706 USD	(1,690)
Shenzhen Jinxinnong Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	425,375 USD	(4,919)
Shenzhen JPT Opto-Electronics Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	10,309 USD	(1,139)
Shenzhen Jt Automation Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,967 USD	14
Shenzhen King Explorer Science & Technology Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16 USD	(1)
Shenzhen Kingdom Sci-Tech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,300 USD	23
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	11/06/24	M	4.97%	JPMorgan Chase Bank, N.A.	8,447 USD	1,327

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Kingkey Smart Agriculture Times Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	12 USD	$2
Shenzhen Longtech Smart Control Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	5,698 USD	19
Shenzhen Moso Power Supply Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,636 USD	54
Shenzhen MTC Co., Ltd.	03/26/25	M	5.14%	JPMorgan Chase Bank, N.A.	352,109 USD	6,744
Shenzhen MTC Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	160,558 USD	2,153
Shenzhen Nanshan Power Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	242,999 USD	600
Shenzhen Nanshan Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	127,639 USD	212
Shenzhen New Industries Biomedical Engineering Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	43,001 USD	616
Shenzhen Prince New Materials Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	24,573 USD	141
Shenzhen Prince New Materials Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	41,234 USD	189
Shenzhen Rapoo Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	289,522 USD	930
Shenzhen Rapoo Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	97,362 USD	(56)
Shenzhen Salubris Pharmaceuticals Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	353 USD	(3)
Shenzhen Sunlord Electronics Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	309 USD	2
Shenzhen Sunrise New Energy Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	212,699 USD	3,815
Shenzhen Sunrise New Energy Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	126,279 USD	2,318
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	115,760 USD	(478)
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	78,160 USD	(233)
Shenzhen Tagen Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	134,245 USD	(86)
Shenzhen Tagen Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	91,147 USD	113
Shenzhen Textile Holdings Co., Ltd.	02/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	533,354 USD	7,508
Shenzhen Textile Holdings Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	245,527 USD	3,667
Shenzhen Topband Co., Ltd.	03/11/25	M	5.11%	JPMorgan Chase Bank, N.A.	712,363 USD	(6,013)
Shenzhen Topband Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	374,093 USD	(3,756)
Shenzhen Weiye Decoration Group Co., Ltd.	03/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	151,042 USD	(2,926)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Weiye Decoration Group Co., Ltd.	01/15/25	M	4.80%	Morgan Stanley Capital Services LLC	17,389 USD	$(664)
Shenzhen Wenke Landscape Co., Ltd.	03/10/25	M	1.00%	JPMorgan Chase Bank, N.A.	338,315 USD	(11,241)
Shenzhen Wenke Landscape Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	45,233 USD	(234)
Shenzhen Wote Advanced Materials Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,096 USD	75
Shenzhen Wote Advanced Materials Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	14,067 USD	59
Shenzhen XFH Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	1,240 USD	(9)
Shenzhen XFH Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	15,796 USD	197
Shenzhen Yinghe Technology Co., Ltd.	03/18/25	M	4.97%	JPMorgan Chase Bank, N.A.	9,574 USD	124
Shenzhen Yinghe Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	35,975 USD	321
Shenzhen Ysstech Info-tech Co., Ltd.	02/10/25	M	4.97%	JPMorgan Chase Bank, N.A.	28,275 USD	994
Shenzhen Ysstech Info-tech Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	57 USD	1
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	532,179 USD	9,233
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	317,107 USD	4,934
Shijiazhuang Kelin Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,046 USD	87
Shinva Medical Instrument Co., Ltd.	03/25/25	M	5.22%	JPMorgan Chase Bank, N.A.	62,145 USD	4,702
Shinva Medical Instrument Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	258,342 USD	9,450
Shunfa Hengye Corp.	02/06/25	M	5.08%	JPMorgan Chase Bank, N.A.	259,087 USD	(6,124)
Shunfa Hengye Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	148,963 USD	(3,515)
Sichuan Kelun Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	76,429 USD	(332)
Sichuan Kexin Mechanical & Electrical Equipment Co., Ltd.	03/19/25	M	5.12%	JPMorgan Chase Bank, N.A.	315,760 USD	(5,206)
Sichuan Kexin Mechanical & Electrical Equipment Co., Ltd.	01/15/25	M	4.80%	Morgan Stanley Capital Services LLC	143,643 USD	(1,859)
Sichuan Mingxing Electric Power Co.	03/25/25	M	5.06%	JPMorgan Chase Bank, N.A.	38,848 USD	(953)
Sichuan Mingxing Electric Power Co.	01/15/25	M	4.80%	Morgan Stanley Capital Services LLC	20,313 USD	(499)
Sichuan Road & Bridge Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	249,421 USD	15,259
Sichuan Road and Bridge Group Co., Ltd.	02/06/25	M	1.00%	JPMorgan Chase Bank, N.A.	717,498 USD	43,004
Sichuan Teway Food Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	72 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sichuan Teway Food Group Co., Ltd.	02/25/25	M	1.00%	JPMorgan Chase Bank, N.A.	148,038 USD	$519
Sichuan Xichang Electric Power Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	4,675 USD	(7)
Sieyuan Electric Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,263 USD	47
Sino-Platinum Metals Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	158,398 USD	160
Sino-Platinum Metals Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	105,155 USD	676
Sinocelltech Group Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	254 USD	(3)
Sinolink Securities Co., Ltd.	01/15/25	M	4.97%	JPMorgan Chase Bank, N.A.	10,242 USD	(71)
Sinoma International Engineering Co.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	34 USD	—
Sinomach Precision Industry Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	134,591 USD	1,406
Sinomach Precision Industry Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	85,136 USD	1,030
Sinopec Oilfield Service Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	257,684 USD	(4,438)
Sinopec Oilfield Service Corp.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	792,322 USD	(14,492)
Sinosteel Engineering & Technology Co., Ltd.	03/25/25	M	4.98%	JPMorgan Chase Bank, N.A.	64,066 USD	(5,598)
Sinosteel Engineering & Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	48 USD	(5)
SPDR S&P Biotech ETF	09/25/24	M	4.83%	Morgan Stanley Capital Services LLC	19,647,521 USD	49,106
SPIC Industry-Finance Holdings Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	199,425 USD	(6,521)
SPIC Industry-Finance Holdings Co., Ltd.	12/18/24	M	4.99%	JPMorgan Chase Bank, N.A.	479,670 USD	(16,699)
Spirit Airlines, Inc.	02/09/24	M	5.07%	JPMorgan Chase Bank, N.A.	4,786,530 USD	28,041
Star Lake Bioscience Co., Inc.	03/19/25	M	5.09%	JPMorgan Chase Bank, N.A.	43,707 USD	(371)
Star Lake Bioscience Co., Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,946 USD	(207)
Star Lake Bioscience Co., Inc.	02/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	405,155 USD	(2,986)
Star Lake Bioscience Co., Inc.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	171,534 USD	(1,290)
State Grid Information & Communication Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	258 USD	(6)
Strait Innovation Internet Co., Ltd.	02/19/25	M	5.01%	JPMorgan Chase Bank, N.A.	337,471 USD	2,546
Strait Innovation Internet Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	85,933 USD	917
Sumec Corp., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	59,253 USD	255
Sumec Corp., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	52,142 USD	514
Sunflower Pharmaceutical Group Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	9,263 USD	346
Suning Universal Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	5,169 USD	13

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suning Universal Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,571 USD	$(2)
Sunstone Development Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	6,340 USD	(286)
Sunstone Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,818 USD	(127)
Sunstone Development Co., Ltd.	02/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	3,874 USD	(175)
Sunstone Development Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	35,575 USD	(1,609)
Suntront Techonology Co., Ltd.	03/19/25	M	5.07%	JPMorgan Chase Bank, N.A.	283,147 USD	(1,762)
Suntront Techonology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	111,586 USD	(801)
Suofeiya Home Collection Co., Ltd.	03/26/25	M	5.17%	JPMorgan Chase Bank, N.A.	811,135 USD	1,098
Suofeiya Home Collection Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	367,890 USD	4,695
Suzhou Anjie Technology Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	17,039 USD	(36)
Suzhou Architecture Research Institute Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	66,141 USD	(380)
Suzhou Architecture Research Institute Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,307 USD	(116)
Suzhou Hailu Heavy Industry Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	34,594 USD	(127)
Suzhou Hailu Heavy Industry Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	34,136 USD	(164)
Suzhou Hengmingda Electronic Technology Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	122,492 USD	1,855
Suzhou Hengmingda Electronic Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	98,973 USD	1,461
Suzhou Hesheng Special Material Co., Ltd.	03/19/25	M	5.16%	JPMorgan Chase Bank, N.A.	29,521 USD	(1,044)
Suzhou Hesheng Special Material Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	1,012 USD	(30)
Suzhou Recodeal Interconnect System Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	568,294 USD	1,218
Suzhou Recodeal Interconnect System Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	336,925 USD	(1,627)
Suzhou Sushi Testing Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	262,457 USD	1,072
Suzhou Sushi Testing Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	447,681 USD	2,412
Suzhou Victory Precision Manufacture Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	103,814 USD	1,681

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Victory Precision Manufacture Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	63,556 USD	$1,250
Swancor Advanced Materials Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	14,798 USD	(678)
Tangrenshen Group Co., Ltd.	01/15/25	M	5.22%	JPMorgan Chase Bank, N.A.	26,791 USD	2,896
Tangrenshen Group Co., Ltd.	01/15/25	M	0.72%	Morgan Stanley Capital Services LLC	92 USD	11
Tangshan Jidong Cement Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	51,766 USD	149
TangShan Port Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	36,108 USD	(1,146)
Tasly Pharmaceutical Group Co., Ltd.	03/17/25	M	4.98%	JPMorgan Chase Bank, N.A.	49,364 USD	570
Tasly Pharmaceutical Group Co., Ltd.	01/15/25	M	3.42%	Morgan Stanley Capital Services LLC	58,573 USD	1,435
Tayho Advanced Materials Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	150 USD	14
TCL Technology Group Corp.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	11,760 USD	101
Tederic Machinery Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	91,867 USD	374
Tederic Machinery Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	60,781 USD	660
Tengda Construction Group Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	17,368 USD	12
Tengda Construction Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	21,091 USD	(109)
Three's Co. Media Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	84,085 USD	(90)
Tianjin 712 Communication & Broadcasting Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	613,286 USD	(22,499)
Tianjin 712 Communication & Broadcasting Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	360,294 USD	(15,541)
Tianjin Chase Sun Pharmaceutical Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	67,748 USD	798
Tianjin Jinbin Development Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	101,303 USD	485
Tianjin Jinbin Development Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,172 USD	(35)
Tianjin Lvyin Landscape & Ecology Construction Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	10,003 USD	27
Tianjin Lvyin Landscape and Ecology Construction Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	290,292 USD	(6,535)
Tianjin Printronics Circuit Corp.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	37 USD	(1)
Tianjin Ringpu Bio-Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	280,370 USD	8,086
Tianjin Ringpu Bio-Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	240,728 USD	4,270

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tianjin Teda Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	18,986 USD	$70
Tianjin Tianyao Pharmaceutical Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,018 USD	29
Tianjin Tianyao Pharmaceutical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	192 USD	4
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	02/05/25	M	4.99%	JPMorgan Chase Bank, N.A.	110,518 USD	(2,347)
Tianjin You Fa Steel Pipe Group Stock Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	17,777 USD	116
Tianneng Battery Group Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	36,011 USD	95
Tianrun Industry Technology Co., Ltd.	03/11/25	M	1.00%	JPMorgan Chase Bank, N.A.	196,597 USD	11,265
Tianrun Industry Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	169,535 USD	9,343
Tibet Summit Resources Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,732 USD	(97)
Tibet Weixinkang Medicine Co., Ltd.	01/22/25	M	4.97%	JPMorgan Chase Bank, N.A.	15,507 USD	584
Tibet Weixinkang Medicine Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	6,351 USD	128
Tibet Weixinkang Medicine Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,240 USD	14
Time Publishing and Media Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	95,939 USD	611
Time Publishing and Media Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,541 USD	16
Titan Wind Energy Suzhou Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	13,075 USD	27
Toly Bread Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	211 USD	(2)
Tongkun Group Co., Ltd.	03/10/25	M	1.00%	JPMorgan Chase Bank, N.A.	25,148 USD	555
Tongling Jingda Special Magnet Wire Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,964 USD	(160)
Tongling Nonferrous Metals Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	20,497 USD	26
Tongling Nonferrous Metals Group Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	13,838 USD	126
Top Score Fashion Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	119,478 USD	(2,276)
Top Score Fashion Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,140 USD	(10)
Topsec Technologies Group, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,349 USD	51
Traffic Control Technology Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	140,358 USD	(3,670)
Traffic Control Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	68,569 USD	(1,579)
Transaction Media Networks, Inc.	03/18/25	M	0.02%	Morgan Stanley Capital Services LLC	17,831,820 JPY	—
TravelCenters of America, Inc.	02/20/25	M	5.07%	JPMorgan Chase Bank, N.A.	3,664,679 USD	98,763

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Triductor Technology Suzhou Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	46,708 USD	$549
Trina Solar Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	219 USD	(7)
Triumph New Energy Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	173,672 USD	3
Triumph New Energy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	64,884 USD	(359)
Tsingtao Brewery Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	190,696 USD	23,412
Tsingtao Brewery Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	51,578 USD	6,336
Tus-Pharmaceutical Group Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	116,970 USD	(4,922)
Tus-Pharmaceutical Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	3,897 USD	(90)
U.S. Treasury Bonds	06/09/23	T	3.63%	Morgan Stanley Capital Services LLC	2,555,000 USD	108,406
U.S. Treasury Notes	06/09/23	T	3.50%	Morgan Stanley Capital Services LLC	3,873,000 USD	162,136
U.S. Treasury Notes	06/09/23	T	3.88%	Morgan Stanley Capital Services LLC	3,542,000 USD	156,202
U.S. Treasury Notes	06/09/23	T	4.00%	Morgan Stanley Capital Services LLC	6,095,000 USD	154,349
U.S. Treasury Notes	06/09/23	T	4.00%	Morgan Stanley Capital Services LLC	7,091,000 USD	235,253
U.S. Treasury Notes	06/09/23	T	4.00%	Morgan Stanley Capital Services LLC	6,491,000 USD	242,593
U.S. Treasury Notes	06/09/23	T	4.63%	Morgan Stanley Capital Services LLC	1,787,000 USD	34,428
Uni-Select, Inc.	03/03/25	M	5.48%	JPMorgan Chase Bank, N.A.	112,721CAD	486
Unisplendour Corp. Ltd.	03/26/25	M	5.21%	JPMorgan Chase Bank, N.A.	61,177 USD	(3,124)
Universal Scientific Industrial Shanghai Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	380,729 USD	(9,954)
Universal Scientific Industrial Shanghai Co., Ltd.	03/19/25	M	5.21%	JPMorgan Chase Bank, N.A.	697,723 USD	(16,314)
VanJee Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	402,438 USD	5,561
VanJee Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	215,658 USD	2,838
Visionox Technology, Inc.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	3,693 USD	(7)
VMware, Inc.	05/30/24	M	5.07%	JPMorgan Chase Bank, N.A.	5,074,440 USD	268,765
Vontron Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	121,382 USD	566
Vontron Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	73,768 USD	291
Wanbangde Pharmaceutical Holding Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	137,346 USD	(2,159)
Wanbangde Pharmaceutical Holding Group Co., Ltd.	03/17/25	M	5.08%	JPMorgan Chase Bank, N.A.	10,336 USD	(154)
Wanbangde Pharmaceutical Holding Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15,866 USD	(41)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wanbangde Pharmaceutical Holding Group Co., Ltd.	12/17/24	M	4.97%	JPMorgan Chase Bank, N.A.	344,809 USD	$(5,369)
Wanxiang Qianchao Co., Ltd.	03/19/25	M	5.20%	JPMorgan Chase Bank, N.A.	33,450 USD	547
Wanxiang Qianchao Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,529 USD	(1)
Ways Electron Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	132,185 USD	(4,418)
Ways Electron Co., Ltd.	03/12/25	M	5.09%	JPMorgan Chase Bank, N.A.	330,110 USD	(12,920)
Weichai Power Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	24,300 USD	656
Weichai Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	90,272 USD	2,580
Weihai Guangtai Airport Equipment Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	238,579 USD	3,892
Weihai Guangtai Airport Equipment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	128,806 USD	2,582
Wellhope Foods Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	157,246 USD	2,993
Wellhope Foods Co., Ltd.	10/23/24	M	1.00%	JPMorgan Chase Bank, N.A.	520,017 USD	11,220
Wenfeng Great World Chain Development Corp.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,977 USD	5
Wens Foodstuffs Group Co., Ltd.	02/26/25	M	4.97%	JPMorgan Chase Bank, N.A.	2,743 USD	236
Wenzhou Hongfeng Electrical Alloy Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	48,217 USD	216
Wenzhou Hongfeng Electrical Alloy Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	1,562 USD	6
Western Metal Materials Co., Ltd.	03/19/25	M	5.03%	JPMorgan Chase Bank, N.A.	38,680 USD	3,076
Western Metal Materials Co., Ltd.	01/15/25	M	3.41%	Morgan Stanley Capital Services LLC	46,125 USD	4,330
Western Region Gold Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	166 USD	(12)
Whirlpool China Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	58,382 USD	(31)
Whirlpool China Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,001 USD	15
Winner Medical Co., Ltd.	01/21/25	M	4.97%	JPMorgan Chase Bank, N.A.	50,884 USD	174
Wolong Real Estate Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	233,334 USD	(4,223)
Wolong Real Estate Group Co., Ltd.	11/04/24	M	5.08%	JPMorgan Chase Bank, N.A.	559,853 USD	(12,228)
Wuhu Token Science Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	32,723 USD	226
WUS Printed Circuit Kunshan Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	126 USD	30
Wuxi Autowell Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	69,017 USD	158
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd.	03/25/25	M	5.10%	JPMorgan Chase Bank, N.A.	271,451 USD	(20,412)
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd.	01/15/25	M	4.78%	Morgan Stanley Capital Services LLC	14,128 USD	(1,174)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wuxi Lihu Corp., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,680 USD	$7
Wuxi Lihu Corp., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,410 USD	3
Wuxi NCE Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	473 USD	10
Wuxi New Hongtai Electrical Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	10,566 USD	65
Wuxi Rural Commercial Bank Co., Ltd.	03/24/25	M	5.08%	JPMorgan Chase Bank, N.A.	2,059 USD	(23)
Wuxi Rural Commercial Bank Co., Ltd.	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	7,759 USD	(86)
Xi'an Bright Laser Technologies Co., Ltd.	03/24/25	M	1.00%	JPMorgan Chase Bank, N.A.	74,779 USD	1,900
Xiamen Amoytop Biotech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,616 USD	11
Xiamen C & D, Inc.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	696,786 USD	9,479
Xiamen C & D, Inc.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	395,786 USD	6,088
Xiamen Faratronic Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	500,010 USD	(9,192)
Xiamen Faratronic Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	254,642 USD	(6,045)
Xiamen R&T Plumbing Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	137,149 USD	(400)
Xiamen R&T Plumbing Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,699 USD	(63)
Xiamen XGMA Machinery Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	6,314 USD	19
Xiamen Yanjan New Material Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	96,805 USD	708
Xiamen Yanjan New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	29,221 USD	245
Xiandai Investment Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	212,458 USD	(258)
Xiandai Investment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	100,634 USD	(965)
Xiangtan Electric Manufacturing Co., Ltd.	03/18/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,454 USD	(192)
Xianhe Co., Ltd.	03/19/25	M	5.01%	JPMorgan Chase Bank, N.A.	623,725 USD	(63,592)
Xianhe Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	255,144 USD	(24,675)
Xinfengming Group Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	81 USD	(2)
Xinjiang Hejin Holding Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	285,163 USD	5,704
Xinjiang Hejin Holding Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	201,615 USD	4,924
Xinjiang Joinworld Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	21,063 USD	259
Xinjiang Tianshan Cement Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	66 USD	(4)
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	02/05/25	M	1.00%	JPMorgan Chase Bank, N.A.	30,861 USD	(680)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	03/17/25	M	5.05%	JPMorgan Chase Bank, N.A.	27,557 USD	$(620)
Xinxiang Richful Lube Additive Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	340,306 USD	13,633
Xinxiang Richful Lube Additive Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	629,962 USD	29,431
Xinxing Ductile Iron Pipes Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	571,724 USD	2,705
Xinxing Ductile Iron Pipes Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	349,304 USD	1,804
Xizi Clean Energy Equipment Manufacturing Co., Ltd.	02/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	583,910 USD	(16,539)
Xizi Clean Energy Equipment Manufacturing Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	295,606 USD	(8,999)
Xuji Electric Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	603,263 USD	2,181
Xuji Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	405,928 USD	(2,412)
Yangling Metron New Material, Inc.	01/08/25	M	4.97%	JPMorgan Chase Bank, N.A.	125,862 USD	299
Yangling Metron New Material, Inc.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	514 USD	9
Yangtze Optical Fibre & Cable Joint Stock Ltd., Co.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	60,343 USD	1,107
Yangtze Optical Fibre & Cable Joint Stock Ltd., Co.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	42,387 USD	388
Yantai Changyu Pioneer Wine Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	62,399 USD	222
Yantai Changyu Pioneer Wine Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	47,049 USD	391
Yantai Dongcheng Pharmaceutical Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	57,295 USD	1,767
YanTai Shuangta Food Co., Ltd.	03/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	58,181 USD	241
YanTai Shuangta Food Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	52,475 USD	198
Yantai Zhenghai Bio-tech Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	28,381 USD	(266)
Yantai Zhenghai Bio-tech Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	28,900 USD	(132)
Yapp Automotive Parts Co., Ltd.	03/24/25	M	5.20%	JPMorgan Chase Bank, N.A.	22,179 USD	508
Yapp Automotive Parts Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	894 USD	14
Yechiu Metal Recycling China Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	38,060 USD	(1,227)
Yechiu Metal Recycling China Ltd.	03/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	21,682 USD	(744)
YGSOFT, Inc.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	29,264 USD	(964)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
YGSOFT, Inc.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	101,158 USD	$(1,560)
Yifan Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	8,605 USD	(24)
Yongji Printing Co., Ltd.	03/25/25	M	5.21%	JPMorgan Chase Bank, N.A.	107,611 USD	2,014
Yongji Printing Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	4,816 USD	39
Yonyou Network Technology Co., Ltd.	02/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	61,376 USD	109
Yonyou Network Technology Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	62,955 USD	3,654
Youyou Foods Co., Ltd.	03/19/25	M	5.09%	JPMorgan Chase Bank, N.A.	237,961 USD	21,064
Youyou Foods Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	131,742 USD	11,308
Yueyang Forest & Paper Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	26,775 USD	1,122
Yueyang Forest & Paper Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	74 USD	—
Yueyang Xingchang Petrochemical	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	233,774 USD	137
Yueyang Xingchang Petrochemical	01/15/25	M	2.82%	Morgan Stanley Capital Services LLC	191,620 USD	(228)
Yunnan Luoping Zinc & Electricity Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	8,677 USD	(179)
Yunnan Luoping Zinc & Electricity Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	198 USD	—
Yunnan Shennong Agricultural Industry Group Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	4,467 USD	39
Yunnan Shennong Agricultural Industry Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	4,152 USD	(22)
Yunnan Shennong Agricultural Industry Group Co., Ltd.	02/05/25	M	4.97%	JPMorgan Chase Bank, N.A.	374,504 USD	5,446
Yunnan Shennong Agricultural Industry Group Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	99,599 USD	1,433
Yunnan Tin Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	138,404 USD	857
Yunnan Tin Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	15,204 USD	149
Yunnan Yunwei Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	26,580 USD	(168)
Yunnan Yunwei Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	872 USD	1
Yutong Bus Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	102 USD	22
Yutong Heavy Industries Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	119,781 USD	2,342
Yutong Heavy Industries Co., Ltd.	01/15/25	M	2.97%	Morgan Stanley Capital Services LLC	69,602 USD	1,391
Zhangjiagang Freetrade Science & Technology Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	42,928 USD	(1,796)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhangjiagang Freetrade Science & Technology Group Co., Ltd.	02/12/25	M	5.01%	JPMorgan Chase Bank, N.A.	346,765 USD	$(15,721)
Zhangjiagang Haiguo New Energy Equipment Manufacturing Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	33,009 USD	159
Zhangjiagang Haiguo New Energy Equipment Manufacturing Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	26,863 USD	195
Zhe Jiang Kangsheng Co., Ltd.	01/22/25	M	5.04%	JPMorgan Chase Bank, N.A.	73,673 USD	(1,630)
Zhe Jiang Taihua New Material Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	56,372 USD	255
Zhe Jiang Taihua New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	38,690 USD	89
Zhejiang Asia-Pacific Mechanical & Electronic Co., Ltd.	03/17/25	M	4.97%	JPMorgan Chase Bank, N.A.	20,341 USD	667
Zhejiang Bangjie Holding Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	17,977 USD	24
Zhejiang Bangjie Holding Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,923 USD	7
Zhejiang Cfmoto Power Co., Ltd.	03/31/25	M	5.22%	JPMorgan Chase Bank, N.A.	319,020 USD	2,033
Zhejiang Cfmoto Power Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	247,549 USD	1,954
Zhejiang Chinastars New Materials Group Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	38,017 USD	178
Zhejiang Chinastars New Materials Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,238 USD	121
Zhejiang Communications Technology Co., Ltd.	03/11/25	M	5.15%	JPMorgan Chase Bank, N.A.	7,649 USD	60
Zhejiang Crystal-Optech Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	298,548 USD	2,060
Zhejiang Crystal-Optech Co., Ltd.	03/31/25	M	1.00%	JPMorgan Chase Bank, N.A.	373,686 USD	1,061
Zhejiang East-Asia Pharmaceutical Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	41,085 USD	171
Zhejiang East-Asia Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	6,000 USD	47
Zhejiang Fulai New Material Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	67,852 USD	(2,375)
Zhejiang Fulai New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	2,211 USD	(8)
Zhejiang Golden Eagle Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	146,462 USD	(1,401)
Zhejiang Golden Eagle Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	27,375 USD	1
Zhejiang HangKe Technology, Inc., Co.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	74 USD	(2)
Zhejiang Heda Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	8,598 USD	238

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Hisun Pharmaceutical Co., Ltd.	03/19/25	M	4.97%	JPMorgan Chase Bank, N.A.	56,329 USD	$(121)
Zhejiang Hisun Pharmaceutical Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	107,674 USD	84
Zhejiang Hongchang Electrical Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	10,993 USD	289
Zhejiang Huada New Material Co., Ltd.	02/12/25	M	1.00%	JPMorgan Chase Bank, N.A.	354,209 USD	(7,589)
Zhejiang Huada New Material Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	12,330 USD	9
Zhejiang Huahai Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	68,489 USD	488
Zhejiang Huahai Pharmaceutical Co., Ltd.	06/26/24	M	1.00%	JPMorgan Chase Bank, N.A.	256,744 USD	1,844
Zhejiang Huakang Pharmaceutical Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	116 USD	(8)
Zhejiang Huangma Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	7,588 USD	(91)
Zhejiang Jinggong Science & Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	26,476 USD	(119)
Zhejiang Jingxin Pharmaceutical Co., Ltd.	03/11/25	M	4.97%	JPMorgan Chase Bank, N.A.	458,451 USD	16,122
Zhejiang Jingxin Pharmaceutical Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	262,843 USD	9,001
Zhejiang JIULI Hi-tech Metals Co., Ltd.	01/22/25	M	5.21%	JPMorgan Chase Bank, N.A.	127,354 USD	443
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	156,086 USD	(2,564)
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	68,465 USD	(1,148)
Zhejiang Jolly Pharmaceutical Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	51,758 USD	1,072
Zhejiang Juli Culture Development Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	160,086 USD	(5,505)
Zhejiang Juli Culture Development Co., Ltd.	03/18/25	M	5.13%	JPMorgan Chase Bank, N.A.	512,361 USD	(15,857)
Zhejiang KangLongDa Special Protection Technology Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	77,772 USD	347
Zhejiang KangLongDa Special Protection Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	24,691 USD	185
Zhejiang Orient Financial Holdings Group Co., Ltd.	03/26/25	M	1.00%	JPMorgan Chase Bank, N.A.	220,058 USD	(4,084)
Zhejiang Orient Financial Holdings Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	184,967 USD	(2,527)
Zhejiang Renzhi Co., Ltd.	02/18/25	M	4.99%	JPMorgan Chase Bank, N.A.	183,509 USD	(13,740)
Zhejiang Renzhi Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	15,917 USD	(1,224)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	12/11/24	M	5.19%	JPMorgan Chase Bank, N.A.	55,920 USD	663

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Semir Garment Co., Ltd.	03/26/25	M	5.21%	JPMorgan Chase Bank, N.A.	202,262 USD	$1,592
Zhejiang Semir Garment Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	103,344 USD	467
Zhejiang Sunrise Garment Group Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	19,437 USD	(160)
Zhejiang Sunrise Garment Group Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	578 USD	2
Zhejiang Supor Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	13,943 USD	(547)
Zhejiang Tailin Bioengineering Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	112,088 USD	305
Zhejiang Tailin Bioengineering Co., Ltd.	03/26/25	M	5.19%	JPMorgan Chase Bank, N.A.	227,117 USD	746
Zhejiang Vie Science & Technology Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	216,029 USD	1,612
Zhejiang Vie Science & Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	131,771 USD	1,201
Zhejiang Wanfeng Auto Wheel Co., Ltd.	01/08/25	M	4.97%	JPMorgan Chase Bank, N.A.	68,283 USD	1,051
Zhejiang Wanfeng Auto Wheel Co., Ltd.	01/15/25	M	3.48%	Morgan Stanley Capital Services LLC	52,521 USD	611
Zhejiang Wanliyang Co., Ltd.	03/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	130,118 USD	(6,202)
Zhejiang Xinneng Solar Photovoltaic Technology Co., Ltd.	01/15/25	M	4.83%	Morgan Stanley Capital Services LLC	83 USD	(1)
Zhejiang Yasha Decoration Co., Ltd.	03/19/25	M	5.15%	JPMorgan Chase Bank, N.A.	109,606 USD	(2,009)
Zhejiang Yinlun Machinery Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	309,452 USD	1,621
Zhejiang Yinlun Machinery Co., Ltd.	01/15/25	M	1.81%	Morgan Stanley Capital Services LLC	210,539 USD	1,018
Zhejiang Yonghe Refrigerant Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	230,537 USD	12,612
Zhejiang Yonghe Refrigerant Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	287,432USD	16,847
Zhejiang Yongjin Metal Technology Co Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	361,032 USD	6,779
Zhejiang Yongjin Metal Technology Co Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	202,830 USD	3,743
Zhengzhou Coal Mining Machinery Group Co., Ltd.	02/10/25	M	1.00%	JPMorgan Chase Bank, N.A.	122,274 USD	3,761
Zhengzhou Jiean Hi-Tech Co., Ltd.	03/19/25	M	5.01%	JPMorgan Chase Bank, N.A.	412,464 USD	27,455
Zhengzhou Jiean Hi-Tech Co., Ltd.	01/15/25	M	4.72%	Morgan Stanley Capital Services LLC	200,670 USD	11,824
Zhengzhou Tiamaes Technology Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	537,186 USD	(4,811)
Zhengzhou Tiamaes Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	180,287 USD	(2,177)
Zheshang Securities Co., Ltd.	01/15/25	M	1.38%	Morgan Stanley Capital Services LLC	6,021 USD	(13)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhonghong Pulin Medical Products Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	18,938 USD	$620
Zhongjing Food Co., Ltd.	03/26/25	M	5.22%	JPMorgan Chase Bank, N.A.	191,798 USD	12,690
Zhongjing Food Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	105,262 USD	7,778
Zhongyin Babi Food Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	50,866 USD	48
Zhongyin Babi Food Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	30,161 USD	112
Zhongyuan Environment-Protection Co., Ltd.	03/25/25	M	5.18%	JPMorgan Chase Bank, N.A.	165,803 USD	(9,145)
Zhongyuan Environment-Protection Co., Ltd.	01/15/25	M	3.41%	Morgan Stanley Capital Services LLC	16,598 USD	(932)
Zhuhai CosMX Battery Co., Ltd.	01/15/25	M	3.27%	Morgan Stanley Capital Services LLC	85,890 USD	(3,641)
Zhuhai Huafa Properties Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	11,368 USD	397
Zhuhai Winbase International Chemical Tank Terminal Co., Ltd.	03/12/25	M	4.98%	JPMorgan Chase Bank, N.A.	112,473 USD	(243)
Zhuhai Winbase International Chemical Tank Terminal Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	3,949 USD	5
Zhuzhou CRRC Times Electric Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	307,273 USD	(20,750)
Zhuzhou CRRC Times Electric Co., Ltd.	03/19/25	M	1.00%	JPMorgan Chase Bank, N.A.	1,012 USD	(67)
Zhuzhou Hongda Electronics Corp. Ltd.	03/19/25	M	5.00%	JPMorgan Chase Bank, N.A.	508,542 USD	5,730
Zhuzhou Hongda Electronics Corp. Ltd.	01/15/25	M	3.40%	Morgan Stanley Capital Services LLC	211,158 USD	1,187
Zhuzhou Qianjin Pharmaceutical Co., Ltd.	04/02/25	M	5.22%	JPMorgan Chase Bank, N.A.	32,477 USD	752
Zhuzhou Qianjin Pharmaceutical Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	31,879 USD	672
Zhuzhou Tianqiao Crane Co., Ltd.	04/02/25	M	1.00%	JPMorgan Chase Bank, N.A.	35,015 USD	193
Zhuzhou Tianqiao Crane Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	16,304 USD	63
Zhuzhou Times New Material Technology Co., Ltd.	03/17/25	M	1.00%	JPMorgan Chase Bank, N.A.	598,729 USD	10,000
Zhuzhou Times New Material Technology Co., Ltd.	01/15/25	M	1.00%	Morgan Stanley Capital Services LLC	335,924 USD	5,607
Zoomlion Heavy Industry Science & Technology Co., Ltd.	03/25/25	M	5.16%	JPMorgan Chase Bank, N.A.	563,494 USD	(6,100)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	01/15/25	M	3.09%	Morgan Stanley Capital Services LLC	250,790 USD	(1,914)

Total Buys						$12,985,744

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Sells
Broadcom, Inc.	05/30/24	M	4.65%	JPMorgan Chase Bank, N.A.	2,769,226 USD	$(20,832)
Clearwater Analytics Holdings, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	1,310,436 USD	(84,149)
CSI 1000 Net Total Return Index	04/25/23	M	1.00%	Morgan Stanley Capital Services LLC	49,275,056 USD	(642,466)
CSI 500 Index Futures	08/29/23	M	1.00%	Morgan Stanley Capital Services LLC	10,037,946 USD	(176,506)
CSOP CSI 500 ETF	08/28/23	M	1.00%	JPMorgan Chase Bank, N.A.	76,963,498 USD	(1,446,726)
Enfusion, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	259,911 USD	(248)
EngageSmart, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	379,296 USD	(5,396)
FactSet Research Systems, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	575,562 USD	5,643
Financial Select Sector SPDR Fund	11/30/23	M	1.00%	Morgan Stanley Capital Services LLC	1,112,943 USD	(6,616)
Frontline PLC	07/15/24	M	2.88%	JPMorgan Chase Bank, N.A.	299,817 USD	15,780
Globus Medical, Inc.	02/12/25	M	4.52%	JPMorgan Chase Bank, N.A.	4,932,339 USD	(320,908)
GS Equity Index Swap —MS7GBSKT	04/02/25	M	1.00%	Morgan Stanley Capital Services LLC	5,788,932 USD	(73,050)
Hillman Solutions Corp.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	437,251 USD	(25,268)
Industrial Select Sector SPDR Fund	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	1,144,392 USD	(28,993)
Intercontinental Exchange, Inc.	05/13/24	M	4.52%	JPMorgan Chase Bank, N.A.	186,676 USD	(8,555)
iShares Expanded Tech-Software Sector ETF	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	1,435,251 USD	(64,787)
iShares Iboxx High Yield	05/31/23	M	1.00%	Barclays Bank PLC	8,090,469 USD	(172,813)
iShares Iboxx Investment	05/31/23	M	1.00%	Barclays Bank PLC	20,285,625 USD	(266,250)
iShares Russell 2000 ETF	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	248,773 USD	248,773
NEXTracker, Inc.	11/30/23	M	1.00%	Morgan Stanley Capital Services LLC	1,464,805 USD	(238,653)
Novozymes	12/16/24	M	2.18%	JPMorgan Chase Bank, N.A.	30,123,653 DKK	(129,961)
Pacific Biosciences of California, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	361,027 USD	361,027
Provident Financial Services, Inc.	10/01/24	M	1.00%	JPMorgan Chase Bank, N.A.	372,303 USD	21,233
Shanghai Stock Exchange SSE 50 A Share Index	07/24/23	M	1.00%	JPMorgan Chase Bank, N.A.	32,335,455 USD	(375,388)
Skyward Specialty Insurance Group, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	411,671 USD	(45,346)
SS&C Technologies Holdings, Inc.	11/30/23	M	4.83%	Morgan Stanley Capital Services LLC	538,455 USD	(7,836)
Xylem, Inc.	01/27/25	M	4.52%	JPMorgan Chase Bank, N.A.	5,728,150 USD	(359,318)

Total Sells						$(3,847,609)

Total OTC Total Return Swaps Outstanding						$9,138,135

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2023

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	$(278,747)	$—	$(278,747)
Pays	3-Month CNY- CNREPOFIX	2.56%	3M/3M	12/21/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,000,000 CNY	(42,617)	—	(42,617)
Pays	3-Month CNY- CNREPOFIX	2.88%	3M/3M	03/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,000,000 CNY	10,065	—	10,065
Pays	3-Month CNY- CNREPOFIX	2.88%	3M/3M	03/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,000,000 CNY	16,944	—	16,944
Pays	3-Month CNY- CNREPOFIX	2.90%	3M/3M	03/13/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,500,000 CNY	3,693	—	3,693
Pays	3-Month CNY- CNREPOFIX	2.91%	3M/3M	03/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,500,000 CNY	4,756	—	4,756
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	416,154	—	416,154
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	1,775,257	—	1,775,257
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	6,883	—	6,883
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	95,162	—	95,162
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	77,454	—	77,454
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	449,862	—	449,862
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	306,179	—	306,179
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	136,855	6,115	130,740
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	556,414	—	556,414
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	560,719	—	560,719
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	560,351	—	560,351
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	136,114	4,658	131,456
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	549,798	—	549,798
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	67,070	—	67,070
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	184,866	—	184,866
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	103,390	—	103,390

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	$156,289	$—	$156,289
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	201,312	—	201,312
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	71,404	—	71,404
Receives	1-Year USD SOFR	2.22%	1Y/1Y	03/25/2037	Morgan Stanley & Co. LLC	800,000 USD	87,958	—	87,958
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	95,840	—	95,840
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	34,327	4,800	29,527
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	139,458	—	139,458
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	68,866	—	68,866
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	44,080	—	44,080
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	247,071	—	247,071
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	147,510	24,111	123,399
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	64,427	—	64,427
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	66,773	—	66,773
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	143,994	—	143,994
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	131,560	—	131,560
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	259,252	—	259,252
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	117,520	—	117,520
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	44,626	—	44,626
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	132,293	—	132,293
Receives	1-Year USD LIBOR	2.81%	1Y/1Y	05/11/2032	Morgan Stanley & Co. LLC	1,000,000 USD	53,741	(349)	54,090
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	123,974	—	123,974
Receives	6-Month Check	2.94%	6M/6M	02/14/2029	Citi Bank N.A.	1,000,000 EUR	(706)	—	(706)
Receives	6-Month Check	2.96%	1Y/6M	09/29/2028	Morgan Stanley Capital Services LLC	706,000 EUR	1,881	—	1,881
Receives	1-Year USD SOFR	3.12%	1Y/1Y	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	23,792	(802)	24,594
Receives	1-Year USD SOFR	3.19%	1Y/1Y	12/1/2037	Morgan Stanley & Co. LLC	3,000,000 USD	7,436	(519)	7,955

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	$41,624	$(1,053)	$42,677
Receives	1-Year USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley & Co. LLC	2,800,000 USD	(37,327)	(1,522)	(35,805)
Receives	1-Year USD SOFR	3.34%	1Y/1Y	02/12/2035	Merrill Lynch, Pierce, Fenner & Smith, Inc.	800,000 USD	(10,289)	—	(10,289)
Receives	1-Year Check	3.46%	1Y/1Y	02/8/2030	Citi Bank N.A.	1,000,000 GBP	9,549	—	9,549
Receives	1-Year USD SOFR	3.87%	1Y/1Y	02/23/2029	Morgan Stanley & Co. LLC	4,000,000 USD	(118,343)	—	(118,343)
Receives	1-Year USD LIBOR	4.21%	1Y/1Y	04/20/2026	Morgan Stanley & Co. LLC	500,000 USD	(3,940)	—	(3,940)
Receives	1-Year USD SOFR	4.90%	1Y/1Y	03/3/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,250,000 USD	(128,738)	—	(128,738)

Total Centrally Cleared Interest Rate Swaps Outstanding							$7,913,836	$35,439	$7,878,397

Abbreviation Legend:
M	Monthly
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
CNY-CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

March 31, 2023

PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	Standard and Poor
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
T	At Maturity
TSFR	Term Secured Financing Rate

Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2023

Assets:
Investments in securities, at fair value (cost $4,948,877,615)	$4,844,439,894
Cash	1,216,386,090
Cash denominated in foreign currencies (cost of $23,975,752)	23,963,340
Segregated cash balance with broker for securities sold short	491,909,326
Segregated cash balance with custodian for derivative financial instruments	342,241,522
Segregated cash balance with counterparties for futures contracts	133,818,926
Segregated cash balance with counterparties for centrally cleared derivatives	69,211,729
Segregated cash balance with counterparties for reverse repurchase agreements	66,000
Segregated cash balance with broker for TBAs	12,155,472
Unrealized appreciation on forward foreign currency exchange contracts	4,618,527
Income receivable	24,004,438
Receivable for investments sold	1,717,166,194
Receivable for Fund shares sold	5,686,100
Receivable for periodic payments from swap contracts	26,082,106
Variation margin receivable on futures	40,065,648
Variation margin receivable on centrally cleared swaps	747,696
Swap contracts, at fair value (net premiums paid $2,252,030)	24,972,140
Prepaid expenses and other assets	146,350

Total assets	8,977,681,498

Liabilities:
Securities sold short, at fair value (proceeds of $1,220,537,343)	1,207,819,941
Cash received as collateral from custodian for derivative financial instruments	4,658,816
Cash received as collateral from counterparty for centrally cleared derivatives	42,047,263
Cash received as collateral from counterparty for futures contracts	3,743,614
Cash received as collateral for repurchase agreements	1,216,000
Cash received as collateral from counterparty for OTC derivatives	939,563
Options written, at fair value (premiums received $23,947,045)	35,339,773
Unrealized depreciation on forward foreign currency exchange contracts	3,226,782
Payable for reverse repurchase agreements	59,801,623
Payable for investments purchased	3,049,113,738
Payable for Fund shares redeemed	7,610,079
Payable for periodic payments from swap contracts	34,501,307
Variation margin payable on futures	2,387,075
Variation margin payable on centrally cleared swaps	40,275,621
Swap contracts, at fair value (net premiums received $4,045,067)	19,419,672
Dividend and interest income payable on securities sold short	3,300,074
Management fee payable	21,210,084
Payable to Affiliate	824,105
Accrued expenses and other liabilities	10,099,310

Total liabilities	4,547,534,440

Net assets	$4,430,147,058

Net Assets Consist of:
Paid-in capital	$5,445,067,949
Total distributable earnings (loss)	(1,014,920,891)

Net assets	$4,430,147,058

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2023

Net Asset Value:
Class I Shares
Net Assets	$3,358,347,171
Class I Shares outstanding, no par value, unlimited shares authorized	329,480,464

Net asset value per share	$10.19

Class D Shares
Net Assets	$20,179,370
Class D Shares outstanding, no par value, unlimited shares authorized	1,985,357

Net asset value per share	$10.16

Class Y Shares
Net Assets	$1,051,620,517
Class Y Shares outstanding, no par value, unlimited shares authorized	103,832,078

Net asset value per share	$10.13

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2023

Investment Income:
Interest (including net foreign taxes withheld of $169,877)	$149,286,454
Dividends (including net foreign taxes withheld of $482,010)	7,772,267
Other income	11,414,157

Total income	168,472,878

Expenses:
Management fees	$89,397,492
Administration fees	5,382,909
Custodian fees	1,975,810
Trustees’ fees	955,998
Distribution fees — Class D	55,148
Shareholder service fees	3,164,206
Registration fees	229,803
Printing and postage fees	540,673
Professional fees	5,678,133
Dividends and interest on securities sold short	49,126,484
Line of credit fee	1,822,918
Interest fees	1,456,156
Other	1,199,309

Total expenses	160,985,039

Net investment income	7,487,839

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	(152,886,106)
Net realized gain (loss) on securities sold short	303,520,797
Net realized gain (loss) on forward foreign currency exchange contracts	8,440,888
Net realized gain (loss) on foreign currency transactions	(1,922,721)
Net realized gain (loss) on futures contracts	(82,876,839)
Net realized gain (loss) on options written	(171,412,384)
Net realized gain (loss) on swap contracts	(130,287,203)
Net change in unrealized appreciation (depreciation) on investments in securities	(102,087,689)
Net change in unrealized appreciation (depreciation) on securities sold short	(24,569,462)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,427,315
Net change in unrealized appreciation (depreciation) on foreign currency translations	187,455
Net change in unrealized appreciation (depreciation) on futures contracts	21,061,052
Net change in unrealized appreciation (depreciation) on options written	152,737,757
Net change in unrealized appreciation (depreciation) on swap contracts	17,597,093
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	(159,842)

Net realized and unrealized loss	(160,229,889)

Net decrease in net assets resulting from operations	$(152,742,050)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2023	Year Ended 3/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,487,839	$(41,852,146)
Net realized gain (loss)	(227,423,568)	339,985,420
Net change in unrealized appreciation (depreciation)	67,193,679	(195,820,433)

Net increase (decrease) in net assets resulting from operations	(152,742,050)	102,312,841

Distributions:
Distributions from earnings
Class I Shares	—	(66,621,442)
Class D Shares	—	(429,054)
Class Y Shares	—	(20,724,055)

Total distributions to shareholders	—	(87,774,551)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	961,246,522	1,216,510,073
Proceeds from sale of Class D Shares	8,860,599	10,901,659
Proceeds from sale of Class Y Shares	100,379,829	365,097,592
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	52,917,040
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	336,917
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	20,681,257
Shareholder redemptions:
Cost of Class I Shares redeemed	(1,445,051,982)	(953,055,040)
Cost of Class D Shares redeemed	(13,507,148)	(12,700,063)
Cost of Class Y Shares redeemed	(260,497,584)	(489,256,452)

Net increase (decrease) in net assets resulting from capital transactions	(648,569,764)	211,432,983

Net increase (decrease) in net assets	(801,311,814)	225,971,273

Net Assets:
Beginning of period	5,231,458,872	5,005,487,599

End of period	$4,430,147,058	$5,231,458,872

Share Transactions:
Class I Shares
Beginning of period	377,678,111	348,316,502
Shares issued	94,823,586	113,770,975
Reinvestment in Shares	—	5,034,923
Shares redeemed	(143,021,233)	(89,444,289)

Net change in shares resulting from share transactions	(48,197,647)	29,361,609

End of period	329,480,464	377,678,111

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2023	Year Ended 3/31/2022
Class D Shares
Beginning of period	2,445,310	2,580,674
Shares issued	879,179	1,017,155
Reinvestment in Shares	—	32,026
Shares redeemed	(1,339,132)	(1,184,545)

Net change in shares resulting from share transactions	(459,953)	(135,364)

End of period	1,985,357	2,445,310

Class Y Shares
Beginning of period	119,885,251	129,503,907
Shares issued	9,990,118	34,216,451
Reinvestment in Shares	—	1,982,863
Shares redeemed	(26,043,291)	(45,817,970)

Net change in shares resulting from share transactions	(16,053,173)	(9,618,656)

End of period	103,832,078	119,885,251

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2023

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(152,742,050)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(18,379,127,463)
Proceeds from disposition of investments in securities	19,239,629,233
Proceeds from securities sold short	19,440,854,234
Payments to cover securities sold short	(19,254,043,550)
Short-term investments, net	218,391,414
Premiums paid on closing options written	(360,817,525)
Proceeds from premiums received from options written	139,702,471
Net realized loss on investments in securities	152,886,106
Net realized gain on securities sold short	(303,520,797)
Net realized loss on options written	171,412,384
Net change in accretion of bond discount and amortization of bond and swap premium	(9,352,007)
Net change in unrealized depreciation on investments in securities	102,087,689
Net change in unrealized depreciation on securities sold short	24,569,462
Net change in unrealized appreciation on options written	(152,737,757)
Net change in unrealized depreciation on repurchase agreements	305,751
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	(3,608,394)
Income receivable	(5,288,692)
Receivable for periodic payments from swap contracts	31,357,369
Variation margin receivable on futures	1,030,156
Variation margin receivable on centrally cleared swaps	(223,183)
Change in unrealized on unfunded loan	159,842
Swap contracts, at fair value	9,366,753
Prepaid expenses and other assets	(81,939)
Increase (decrease) in liabilities:
Cash received as collateral for repurchase agreements	(3,924,000)
Cash received as collateral from custodian for derivative financial instruments	(382,633)
Cash received as collateral from counterparty for OTC derivatives	938,762
Cash received as collateral from counterparty for centrally cleared derivatives	4,291,894
Cash received as collateral from counterparty for futures contracts	3,550,072
Unrealized depreciation on forward foreign currency exchange contracts	1,181,079
Swap contracts, at fair value	(35,071,828)
Variation margin payable on futures	(13,032,704)
Variation margin payable on centrally cleared swaps	1,275,614
Payable for periodic payments from swap contracts	6,419,666
Dividend and interest income payable on securities sold short	(2,887,752)
Interest payable on reverse repurchase agreements	144,300
Management fee payable	(2,832,470)
Payable to Affiliates	(783,814)
Accrued expenses and other liabilities	2,014,620

Net cash provided by operating activities	$871,110,313

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2023

Cash Flows from Financing Activities
Proceeds from shares sold	1,072,100,175
Cost of shares repurchased	(1,715,348,974)
Proceeds from reverse repurchase agreements	1,142,798,034
Repayment of reverse repurchase agreements	(1,269,056,782)

Net cash used in financing activities	(769,507,547)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	101,602,766
Unrestricted and restricted cash and foreign currency, beginning of period	2,188,149,639

Unrestricted and restricted cash and foreign currency, end of period	$2,289,752,405

Supplemental disclosure of cash flow information:

Cash paid during the period for interest	$1,311,856

Reconciliation of unrestricted and restricted cash to the Consolidated Statements of Assets and Liabilities

	Year Ended March 31, 2023	Year Ended March 31, 2022
Cash	$1,216,386,090	$1,042,164,458
Foreign currency at value	23,963,340	24,474,423
Cash Pledged
Securities sold short	491,909,326	457,209,752
Derivative financial instruments	342,241,522	487,161,960
Futures contracts	133,818,926	96,549,761
Centrally cleared derivatives	69,211,729	80,589,285
TBAs	12,155,472	—
Reverse repurchase agreements	66,000	—

	$2,289,752,405	$2,188,149,639

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019
Net Asset Value, Beginning of Period	$10.48	$10.44	$9.08	$10.76	$10.67
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.09)	0.08	0.15	0.10
Net realized and unrealized gain (loss)	(0.30)	0.31	1.60	(1.44)	0.19

Total From Investment Operations	(0.29)	0.22	1.68	(1.29)	0.29

Less Distributions to Shareholders:
From net investment income	—	—	(0.32)	(0.21)	(0.13)
From net realized capital gains	—	(0.18)	—	(0.18)	(0.07)

Total Distributions	—	(0.18)	(0.32)	(0.39)	(0.20)

Net Asset Value, End of Period	$10.19	$10.48	$10.44	$9.08	$10.76

Total Return	(2.77)%	2.09%	18.34%	(12.32)%	2.76%

Ratios to Average Net Assets:[2]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.51%	0.96%	0.80%	0.94%	1.33%
Management Fees	1.88%	1.87%	1.87%	1.85%	1.86%

Net expenses after recoupment (reimbursement) from Investment Adviser[3]	3.39%	2.83%	2.67%	2.79%	3.19%

Net investment income	0.13%	(0.83)%	0.77%	1.43%	0.94%

Supplemental Data:
Net assets, end of period (in thousands)	$3,358,347	$3,958,328	$3,637,018	$4,734,372	$5,292,572
Portfolio turnover	846%[4]	193%	135%	193%	203%

[1]	Calculated using average shares outstanding during the period.
[2]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[3]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[4]	Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 182%.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019
Net Asset Value, Beginning of Period	$10.48	$10.47	$9.10	$10.73	$10.64
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.12)	0.05	0.13	0.06
Net realized and unrealized gain (loss)	(0.31)	0.31	1.60	(1.46)	0.20

Total From Investment Operations	(0.32)	0.19	1.65	(1.33)	0.26

Less Distributions to Shareholders:
From net investment income	—	—	(0.28)	(0.12)	(0.10)
From net realized capital gains	—	(0.18)	—	(0.18)	(0.07)

Total Distributions	—	(0.18)	(0.28)	(0.30)	(0.17)

Net Asset Value, End of Period	$10.16	$10.48	$10.47	$9.10	$10.73

Total Return	(3.05)%	1.70%	18.07%	(12.60)%	2.50%

Ratios to Average Net Assets:[2]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.78%	1.27%	1.07%	1.18%	1.71%
Management Fees	1.88%	1.87%	1.87%	1.85%	1.86%

Net expenses after recoupment (reimbursement) from Investment Adviser[3]	3.66%	3.14%	2.94%	3.03%	3.57%

Net investment income	(0.14)%	(1.14)%	0.51%	1.19%	0.57%

Supplemental Data:
Net assets, end of period (in thousands)	$20,179	$25,626	$27,031	$40,987	$297,086
Portfolio turnover	846%[4]	193%	135%	193%	203%

[1]	Calculated using average shares outstanding during the period.
[2]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[3]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[4]	Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 182%.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2023	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019
Net Asset Value, Beginning of Period	$10.41	$10.36	$9.02	$10.68	$10.59
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.08)	0.08	0.16	0.09
Net realized and unrealized gain (loss)	(0.30)	0.31	1.59	(1.42)	0.21

Total From Investment Operations	(0.28)	0.23	1.67	(1.26)	0.30

Less Distributions to Shareholders:
From net investment income	—	—	(0.33)	(0.22)	(0.14)
From net realized capital gains	—	(0.18)	—	(0.18)	(0.07)

Total Distributions	—	(0.18)	(0.33)	(0.40)	(0.21)

Net Asset Value, End of Period	$10.13	$10.41	$10.36	$9.02	$10.68

Total Return	(2.69)%	2.10%	18.49%	(12.25)%	2.85%

Ratios to Average Net Assets:[2]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.44%	0.86%	0.72%	0.83%	1.39%
Management Fees	1.88%	1.87%	1.87%	1.85%	1.86%

Net expenses after recoupment (reimbursement) from Investment Adviser[3]	3.32%	2.73%	2.59%	2.68%	3.25%

Net investment income (loss)	0.22%	(0.72)%	0.85%	1.54%	0.89%

Supplemental Data:
Net assets, end of period (in thousands)	$1,051,621	$1,247,505	$1,341,439	$1,752,913	$1,619,797
Portfolio turnover	846%[4]	193%	135%	193%	203%

[1]	Calculated using average shares outstanding during the period.
[2]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[3]	There have been no recoupments (reimbursements) from Investment Adviser in the years shown. See Note 7.
[4]	Including TBA roll transactions. Had TBA roll transactions been excluded, the portfolio turnover rate would have been 182%.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2023

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the year ended March 31, 2023, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2023, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated to the Custodian and the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. Effective August 4, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board also designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the Investment Adviser as the valuation designee, in good faith, and such determinations will be subject to oversight by the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2023, the total fair value of Level 3 investments was $71,029,360. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2023, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At March 31, 2023, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations,

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2023, the Fund had an outstanding commitment of $1,840,232 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage, (e.g. 2020 Vintage, 2022 Vintage and 2023 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of March 31, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2023, the face value of open reverse repurchase agreements for the Fund was $59,632,303. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the year ended March 31, 2023 was approximately $32,454,351, at a weighted average weekly interest rate of 4.46%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4)

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

or securities lending agreements (“SLA”) and related collateral governed by an SLA consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash. Segregation and Collateralization In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments.

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1),(2)	Cash Collateral Pledged(1)	Net Amount(3)
Barclays Capital	$(36,586,497)	$36,586,497	$—	$—
JPMorgan Chase Bank, N.A.	(23,215,126)	23,196,038	19,088	—

Total	$(59,801,623)	$59,782,535	$19,088	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2023 was $62,832,129 and $1,216,000, respectively.

(2)	The total fair value of non-cash collateral in the table above includes securities valued at $59,782,535 that have been pledged as collateral on a reverse repurchase agreement.

(3)	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Remaining Contractual Maturity of the Agreements As of March 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$—	$—	$—	$2,542,991	$2,542,991
Sovereign Debt	—	—	—	36,199,886	36,199,886
U.S. Treasury Obligations	—	21,039,658	—	—	21,039,658
Collateral Cash	19,088	—	—	—	19,088

Total	$19,088	$21,039,658	$—	$38,742,877	$59,801,623

Gross amount of recognized liabilities for reverse repurchase agreements					$59,801,623

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At March 31, 2023, the Fund had $1,216,386,090 in domestic cash and $23,963,340 in foreign cash held at State Street Bank and Trust Company. These balances, at year end, exceeded insured limits.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2020, October 31, 2021, and October 31, 2022, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At March 31, 2023, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of March 31, 2023, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Interbank Offered Rates Transition

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Many such reforms and phase outs became effective at the end of 2021 with select U.S. dollar LIBOR tenors persisting through June 2023 and others potentially persisting on a synthetic basis through September 2024. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to manage transition efforts and evaluate the impact of prospective changes on existing transactions and contractual arrangements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of year end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes

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For the Year Ended March 31, 2023

in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/ or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at year end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At March 31, 2023, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$8,534,543	Centrally cleared swaps, at fair value (c)	$(620,707)
	Swap contracts, at fair value (b)	1,093,367	Swap contracts, at fair value (b)	—
	Unrealized appreciation on futures contracts (c)	3,851,687	Unrealized depreciation on futures contracts (c)	(792,799)
	Purchased options, at fair value (b)	2,372,572	Options written, at value	(2,034,362)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Swap contracts, at fair value (b)	$18,335,458	Swap contracts, at fair value (b)	$(9,104,168)
	Unrealized appreciation on futures contracts (c)	1,619,210	Unrealized depreciation on futures contracts (c)	(4,045,736)
	Purchased options, at fair value (d)	8,470,049	Options written, at value	(3,993,967)
Commodity	Swap contracts, at fair value (b)	—	Swap contracts, at fair value (b)	—
	Unrealized appreciation on futures contracts (c)	92,650,848	Unrealized depreciation on futures contracts (c)	(77,162,383)
	Purchased options, at fair value (d)	16,819,795	Options written, at value	(28,669,600)
Credit	Centrally cleared swaps, at fair value (c)	19,856,609	Centrally cleared swaps, at fair value (c)	(1,903,451)
	Swap contracts, at fair value (b)	5,543,315	Swap contracts, at fair value (b)	(10,315,504)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,618,527	Unrealized depreciation on forward foreign currency exchange contracts	(3,226,782)
	Unrealized appreciation on futures contracts (c)	656,556	Unrealized depreciation on futures contracts (c)	(526,962)
	Purchased options, at fair value (d)	4,889,678	Options written, at value	(641,844)

Total		$189,312,214		$(143,038,265)

Amounts not subject to MNA(1)		144,876,885		(116,870,851)

Total Gross amounts subject to MNA		$44,435,329		$(26,167,414)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2023:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	$95,910,493	$190,476	$3,512,923
Future contracts	—	2,367,168,240	(110,095,624)	3,118,931
Purchased options(d)	2,262,799,020	(3,426,157)	(6,488,020)	(4,472,812)
Options written	1,990,334,429	(469,645)	(334,061)	292,651

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Equity
Swap contracts	—	$1,216,208,082	$(139,626,267)	$14,146,309
Future contracts	—	174,873,886	(10,854,250)	(1,059,911)
Purchased options(d)	39,444,213	(1,783,031)	(3,092,666)	(9,106,092)
Options written	1,011,931	(15,725)	1,930,653	3,167,116

Commodity
Swap contracts	—	—	—	980,189
Future contracts	—	1,725,552,735	38,487,808	19,096,161
Purchased options(d)	27,867	88,198,632	178,215,236	(189,878,777)
Options written	17,194	(83,717,174)	(174,714,934)	148,939,680

Credit
Swap contracts	—	80,915,997	9,148,588	(1,042,328)

Foreign Exchange
Forward foreign currency exchange Contracts	—	201,602,408	8,440,888	2,427,315
Future contracts	—	49,045,826	(414,773)	(94,129)
Purchased options(d)	12,146,827	627,351	3,290,384	(1,055,781)
Options written	1,335,700	412,200	1,705,958	338,310

Total			$(204,210,604)	$(10,690,245)

(a)	Averages are based on monthly activity levels during the year ended March 31, 2023.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLA and related collateral governed by an SLA (see Note 3).

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of March 31, 2023.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2023:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty(1)
Bank of America, N.A.	$2,511,078	$(138,546)	$(1,620,000)	$—	$752,532
Barclays Bank PLC	2,372,572	(446,935)	—	—	1,925,637
Citibank N.A.	145,797	—	—	—	145,797
Deutsche Bank AG	1,472,244	—	(1,472,244)	—	—
Goldman Sachs & Co. LLC	554,073	(173,388)	—	—	380,685
Goldman Sachs International	4,956,408	—	—	—	4,956,408
Morgan Stanley Capital Services LLC	6,123,317	(2,490,353)	—	—	3,632,964

Cayman Subsidiary
Citibank N.A.	2,195,942	(757,172)	—	—	1,438,770
Citigroup Global Markets, Inc.	892,644	(695,595)	—	—	197,049
Goldman Sachs & Co. LLC	382,190	—	—	—	382,190
Goldman Sachs International	1,901,736	(841,070)	—	—	1,060,666
JPMorgan Chase Bank, N.A.	2,974,474	(2,455,066)	—	—	519,408
Morgan Stanley Capital Services LLC	33,233	(33,233)	—	—	—
Morgan Stanley & Co. LLC	2,437,676	(532,820)	—	—	1,904,856
State Street Bank and Trust Company	2,390,042	(1,452,642)	(937,400)	—	—

Domestic Subsidiary IV
Barclays Bank PLC	41,042	(41,042)	—	—	—
Goldman Sachs & Co. LLC	39,255	(39,255)	—	—	—
Goldman Sachs International	43,697	(43,697)	—	—	—
J.P. Morgan Securities LLC	2,104,973	(521,597)	—	—	1,583,376
JPMorgan Chase Bank, N.A.	4,678,032	(4,678,032)	—	—	—
Morgan Stanley Capital Services LLC	5,594,148	(1,526,328)	—	—	4,067,820
State Street Bank and Trust Company	590,756	(347,263)	—	—	243,493

	$44,435,329	$(17,214,034)	$(4,029,644)	$—	$23,191,651

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty(1)
Bank of America, N.A.	$(138,546)	$138,546	$—	$—	$—
Barclays Bank PLC	(446,935)	446,935	—	—	—
Goldman Sachs & Co. LLC	(173,388)	173,388	—	—	—
Morgan Stanley Capital Services LLC	(2,490,353)	2,490,353	—	—	—

Cayman Subsidiary
Citibank N.A.	(757,172)	757,172	—	—	—
Citigroup Global Markets, Inc.	(695,595)	695,595	—	—	—
Goldman Sachs International	(841,070)	841,070	—	—	—
J.P. Morgan Securities LLC	(2,605,055)	—	2,605,055	—	—
JPMorgan Chase Bank, N.A.	(2,455,066)	2,455,066	—	—	—
Morgan Stanley Capital Services LLC	(206,281)	33,233	—	—	(173,048)
Morgan Stanley & Co. LLC	(532,820)	532,820	—	—	—
State Street Bank and Trust Company	(1,452,642)	1,452,642	—	—	—

Domestic Subsidiary IV
Barclays Bank PLC	(439,063)	41,042	398,021	—	—
Goldman Sachs & Co. LLC	(320,110)	39,255	—	—	(280,855)
Goldman Sachs International	(5,204,157)	43,697	5,160,460	—	—
J.P. Morgan Securities LLC	(521,597)	521,597	—	—	—
JPMorgan Chase Bank, N.A.	(5,013,973)	4,678,032	—	—	(335,941)
Morgan Stanley Capital Services LLC	(1,526,328)	1,526,328	—	—	—
State Street Bank and Trust Company	(347,263)	347,263	—	—	—

	$(26,167,414)	$17,214,034	$8,163,536	$—	$(789,844)

(1)	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$684,484,289	$5,740,591	$1,414,687	$691,639,567
Preferred Stock	—	—	9,088,567	9,088,567
Asset-Backed Securities	—	150,003,008	—	150,003,008
Convertible Bonds	—	3,067,581	—	3,067,581
Bank Debt	—	103,498,560	60,165,104	163,663,664
Corporate Bonds & Notes	—	451,304,294	125,350	451,429,644
Sovereign Debt	—	207,617,441	—	207,617,441
Mortgage-Backed Securities	—	2,245,196,802	—	2,245,196,802
U.S. Government Sponsored Agency Securities	—	10,730,831	—	10,730,831
Municipals	—	223,782	—	223,782
U.S. Treasury Notes	—	22,112,921	—	22,112,921
Exchange-Traded Funds	15,106,503	—	—	15,106,503
Warrants	865,168	27,797	246,796	1,139,761
Rights	262,484	—	—	262,484
Commodities	—	195,169,128	—	195,169,128
Repurchase Agreements	—	123,512,576	—	123,512,576
Purchased Options	17,707,432	14,844,662	—	32,552,094
Subtotal	$718,425,876	$3,533,049,974	$71,040,504	$4,322,516,354
Investments Valued at NAV				521,923,540
Total Investments in Securities	$718,425,876	$3,533,049,974	$71,040,504	$4,844,439,894
Other Financial Instruments:
Futures Contracts	98,778,301	—	—	98,778,301
Forward Foreign Currency Exchange Contracts	—	4,618,527	—	4,618,527
Centrally Cleared Credit Default Swaps	—	19,856,609	—	19,856,609
OTC Credit Default Swaps	—	5,543,315	—	5,543,315
OTC Total Return Swaps	—	17,287,914	—	17,287,914
Variance Swaps	—	2,140,911	—	2,140,911
Centrally Cleared Interest Rate Swaps	—	8,534,543	—	8,534,543
Total Investments in Securities and Other Financial Instruments	$817,204,177	$3,591,031,793	$71,040,504	$5,001,200,014

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(500,019,546)	$—	$(11,144)	$(500,030,690)
Corporate Bonds & Notes	—	(40,034,573)	—	(40,034,573)
Exchange-Traded Funds	(2,530,298)	—	—	(2,530,298)
Mortgage-Backed Securities	—	(586,590,064)	—	(586,590,064)
Sovereign Debt	—	(70,840,676)	—	(70,840,676)
U.S.Treasury Notes	—	(7,793,640)	—	(7,793,640)
Warrants^	—	—	0	0
Total Securities Sold Short	(502,549,844)	(705,258,953)	(11,144)	(1,207,819,941)
Other Financial Instruments:
Options Written	(31,818,813)	(3,520,960)	—	(35,339,773)
Reverse Repurchase Agreements	—	(59,801,623)	—	(59,801,623)
Futures Contracts	(82,527,880)	—	—	(82,527,880)
Forward Foreign Currency Exchange Contracts	—	(3,226,782)	—	(3,226,782)
Centrally Cleared Credit Default Swaps	—	(1,903,451)	—	(1,903,451)
OTC Credit Default Swaps	—	(10,315,504)	—	(10,315,504)
OTC Total Return Swaps	—	(8,149,779)	—	(8,149,779)
Variance Swaps	—	(954,389)	—	(954,389)
Centrally Cleared Interest Rate Swaps	—	(620,707)	—	(620,707)
Total Securities Sold Short and Other Financial Instruments	$(616,896,537)	$(793,752,148)	$(11,144)	$(1,410,659,829)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven(1)	43,039,015	2,132,764	N/A	35,674,204	Semi- Annual	—	37,806,968

Macro Strategies(2)	N/A	N/A	N/A	99,219,825	Monthly with 90 day’s notice	—	99,219,825

Macro Strategies(2)	N/A	N/A	N/A	146,173,102	Daily with 6 day’s notice	—	146,173,102

Macro Strategies(2)	N/A	N/A	N/A	30,893,888	Quarterly	—	30,893,888

Macro Strategies(2)	N/A	N/A	N/A	43,688,270	Monthly	—	43,688,270

Equity Hedge(3)	N/A	N/A	N/A	27,526,527	Monthly	—	27,526,527

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(3)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Common Stocks Sold Short	Unfunded Loan Commitment(a)	Total
Balance as of March 31, 2022	$805,897	$9,655,872	$92,116,920	$126,440	$262,811	$(11,144)	$71,259	$103,028,055
Transfers In	—	—	13,840,984	—	—	—	—	13,840,984
Transfers Out	—	—	(36,148,058)	—	—	—	—	(36,148,058)
Purchases	—	—	11,779,434	—	—	19,790	—	11,799,224
Sales	(479)	—	(15,460,021)	—	—	(12,865)	—	(15,473,365)
Amortization	—	—	413,878	—	—	—	—	413,878
Net realized gain (loss)	479	—	(1,979,287)	—	—	(1,480)	—	(1,980,288)
Net change in unrealized appreciation (depreciation)	608,790	(567,305)	(4,398,746)	(1,090)	(16,015)	(5,445)	(71,259)	(4,451,070)

Balance as of March 31, 2023	$1,414,687	$9,088,567	$60,165,104	$125,350	$246,796	$(11,144)	$—	$71,029,360

Net change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2023	$608,790	$(567,305)	$(5,170,948)	$(1,090)	$(16,015)	$(5,445)	$—	$(5,152,013)

(a)	Represents unrealized appreciation (depreciation).

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2023.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at March 31, 2023	Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$28,490,101	N/A
	Trade Price	Trade Price	2,908,923
	Comparable Company Multiples	EBITDA Multiples	17,680,615	9.5x (a)
			8,245,588	10.0x (a)
	Distribution Analysis	Expected Distribution Proceeds	2,839,877	N/A

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Assets	Valuation Technique	Unobservable Inputs	Fair Value at March 31, 2023		Range of Inputs (Weighted Average)
Common Stock	Broker-dealer Quotations	Indicative Bid	$1,414,687		N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	125,350		N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	7,515,447		N/A
	Comparable Company Multiples	EBITDA Multiples	1,573,120		9.5x (a)
Warrants	Distribution Analysis	Expected Distribution Proceeds	246,796		N/A
	Broker-dealer Quotations	Indicative Bid	0	^	N/A
Common Stock Sold short	Broker-dealer Quotations	Indicative Bid	(11,144)		N/A

Total Investments in Securities			$71,029,360

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the year ended March 31, 2023, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the year ended March 31, 2023, the Fund paid the Investment Adviser $89,397,492 in management fees. From this amount, the Investment Adviser paid $38,443,867 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.81% of the Fund’s average daily net assets. The Investment Adviser paid $2,690,483 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C. and Blackstone Liquid Credit Strategies LLC, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to 0.06% of the Fund’s average daily net assets

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA).

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

and Reimbursement Agreement at any time in its sole discretion after August 31, 2025 upon written notice to the Fund. This agreement cannot be terminated prior to August 31, 2025 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the three year period ended March 31, 2023, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At year ended March 31, 2023, the Fund has an amount payable to FINCO of $549,237.

Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BAAM for such expenses paid on behalf of the Fund. BAAM does not charge any fees for providing such administrative services. At year ended March 31, 2023, the Fund has an amount payable to BAAM of $261,965.

Blackstone Administrative Services Partnership L.P. (“BASP”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses BASP for such expenses paid on behalf of the Fund. BASP does not charge any fees for providing such administrative services. At year ended March 31, 2023, the Fund has an amount payable to BASP of $12,903.

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium. At year end March 31, 2023, the amounts related to Arcesium are included in the amount payable to FINCO and BAAM.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of your investment and/ or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets, including those caused by epidemics and pandemics, economic, natural, and man-made disasters, government action, war, or significant geopolitical events, could adversely affect the liquidity and volatility of securities held by the Fund. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are sometimes illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. For example, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk is elevated compared to historical market conditions because of recent monetary policy measures, the current interest rate environment, and the historically high prevailing inflation rates.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also may create incentives for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the year ended March 31, 2023 were as follows:

	Purchases		Sales
	Long-Term	U.S. Government	Long-Term	U.S. Government
Including TBAs	$4,772,993,455	$16,000,727,964	$2,953,361,014	$16,315,975,692
Excluding TBAs	3,283,050,728	850,627,065	2,953,361,014	1,563,686,805

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2022. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

The Fund made the following reclassification at March 31, 2023 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiary from its tax year-ended October 31, 2022:

Paid-in Capital	Accumulated Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
$182,967,507	$9,371,372	$(192,338,879)

The tax basis components of distributable earnings of the Fund at their tax year-ended October 31, 2022 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward(1)
$—	$—	$(121,141,335)

(1)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Cayman Subsidiary may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Any such losses, will be deemed to arise on the first day of the next taxable year. For the tax year ended October 31, 2022, short term and long term capital losses of $0 and $121,141,335 respectively, will be carried forward by the Fund.

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2021 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$87,774,551	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2022 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gain
$—	$—

As of March 31, 2023, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,993,181,527	$294,992,586	$(647,754,319)	$(352,761,733)

12. Borrowings Under Credit Facility

As of March 31, 2023, the Fund had a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $500,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Upon renewal of the credit agreement on April 6, 2023, the aggregate principal amount was reduced to $400,000,000. Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2023

may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.35% plus the Overnight Bank Funding Rate (4.82% at March 31, 2023). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 4, 2024, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. As of March 31, 2023 the Fund had no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Blackstone Alternative Investment Funds and the shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and Subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2023, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the consolidated results of its operations and its cash flows for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

New York, New York

May 26, 2023

We have served as the auditor of one or more Blackstone investment companies since 2010.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six months-ended March 31, 2023. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,030.30	$16.86	3.33%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.33	$16.67	3.33%

Class D
Actual	$1,000.00	$1,028.30	$20.58	4.07%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,004.64	$20.34	4.07%

Class Y
Actual	$1,000.00	$1,029.50	$16.34	3.23%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.83	$16.18	3.23%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2023

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers (“Officers”) are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund and/or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Aperture Investors, LLC
•	Bayforest Capital Limited
•	Bayview Asset Management, LLC
•	Blackstone Liquid Credit Strategies LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP
•	Clear Sky Advisers, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Fir Tree Capital Management LP (effective October 21, 2022)
•	Fort Baker Capital Management LP (effective March 15, 2023)
•	HealthCor Management, L.P. (until February 10, 2023)
•	Jasper Capital Hong Kong Limited
•	Magnetar Asset Management LLC[1] (effective October 24, 2022)
•	Mariner Investment Group, LLC
•	Melqart Asset Management (UK) Limited (effective December 1, 2022)
•	Merritt Point Partners LLC (effective March 28, 2023)
•	Mesarete Capital LLP
•	Nephila Capital, Ltd.
•	North Reef Capital Management LP (effective November 16, 2022)
•	Sage Rock Capital Management LP
•	Seiga Asset Management Limited
•	Seven Grand Managers, LLC (effective November 16, 2022)
•	TrailStone Commodity Trading US, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

[1]

Magnetar Asset Management LLC (“Magnetar”) was initially approved by the Board as a sub-adviser to the Fund in 2017 and was formally hired as a sub-adviser to the Fund on June 15, 2017. At a meeting on August 4, 2022, the Board re-approved Magnetar as a sub-adviser to the Fund and replaced the prior investment sub-advisory agreement with Magnetar with a new sub-advisory agreement. The new sub-advisory agreement with Magnetar became effective as of October 24, 2022.

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Trustees and Officers

The following tables set forth information concerning the Trustees and Officers of the Fund. Unless otherwise noted, the business address of each Trustee and Officer is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Independent Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During Past 5 Years
Frank J. Coates (1964)	Trustee	March 2013 – Present	Chief Technology Officer, Dynasty Financial Partners (July 2021 – Present); Executive Managing Director,[3] Envestnet, Inc. (Wealth Management Solutions) (2016 – 2020)	1	None

Peter M. Gilbert (1947)	Trustee	February 2016 – Present	Retired (2015 – Present)	1	None

Paul J. Lawler (1948)	Trustee	March 2013 – Present	Retired (2011 – Present)	1	Trustee, First Eagle Funds (11 portfolios)
Kristen M. Leopold (1967)	Trustee	March 2013 – Present	CFO, BK Realty Services LLC (April 2021 – Present) CFO, WFL Real Estate Services (2006 – April 2021)	1	Trustee, Central Park Group Funds (9 portfolios) Trustee , Constitution Capital Access Fund, LLC

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Interested Trustees:

Name and Year of Birth of Independent Trustees	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee During Past 5 Years
John M. Brown[4] (1959)	Trustee	March 2013 – Present	Retired (2004 – Present)	1	None
Peter Koffler[5] (1956)	Trustee	August 2012 – Present	Senior Managing Director,3 Blackstone Inc. (“Blackstone”) (2012 – Present); General Counsel, BAIA (2012 – December 2021); BAAM (2010 – December 2021) Chief Compliance Officer, BAIA (2018 – December 2020; July 2021 – December 2022); BAAM (2008 – 2012, 2018)	1	None

[1]

Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Declaration of Trust and Bylaws.

[2]

As of March 31, 2023, the “Fund Complex” consists of BAMSF, the Blackstone Credit Closed-End Funds (Blackstone Senior Floating Rate Term Fund, Blackstone Long-Short Credit Income Fund, Blackstone Strategic Credit Fund, and Blackstone Floating Rate Enhanced Income Fund), Blackstone Private Credit Fund, and Blackstone Secured Lending Fund.

[3]	Executive title, not a board directorship.

[4]	Mr. Brown is treated as “interested person” of the Fund, as defined in the 1940 Act, due to a family member’s relationship with a Sub-Adviser to the Fund.

[5]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his positions with the Adviser and its affiliates.

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Officers:

Name and Year of Birth of Officer	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)
Sarah Kassman (1991)	Secretary	February 2022 – Present	Associate, Blackstone (2022 – Present); Analyst, Blackstone (2018 – 2021)
Kevin Michel (1986)	Chief Legal Officer	July 2021 – Present	Managing Director, Blackstone (2022 – Present); Senior Vice President, Blackstone (2021 – 2022); Vice President, Blackstone (2018 – 2020); Associate, Blackstone (2015 – 2017)
Thomas Procida (1980)	Treasurer and Principal Financial and Accounting Officer	Treasurer (August 2021 – Present); Principal Financial and Accounting Officer (February 2022 – Present)	Managing Director,[2] Blackstone (2019 – Present); Senior Vice President, Blackstone (2015 – 2019)
William Renahan (1969)	Chief Compliance Officer	August 2022 - Present	Managing Director,[2] Blackstone (May 2022 – Present); Senior Managing Director, Duff & Phelps Investment Management (2017 – May 2022)
Sherilene Sibadan (1976)	Anti-Money Laundering Officer	July 2019 – Present	Managing Director, [2] Blackstone (2022 – Present); Senior Vice President, Blackstone (2016 – 2021)

[1]	Term of office of each officer is indefinite until his or her death, resignation, removal, or disqualification.

[2]	Executive title, not a board directorship.

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for the services to the Fund Complex (including the Subsidiaries). Mr. Brown was treated as an Independent Trustee until July 20, 2022, after which he was treated as an “interested person” (as

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defined in the 1940 Act) of the Fund (an “Interested Trustee”) due to a family member’s relationship with a Sub-Adviser. For his service to the Fund as an Interested Trustee, Mr. Brown is paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee is paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and any other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. As of November 10, 2020, the Trust adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers payment of all or part of the compensation payable for such Trustee’s services and thereby shares in the experience alongside the Fund’s shareholders as the compensation deferred increases or decreases depending on the investment performance of the Fund. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Trust’s Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

The following tables set forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2023, to the persons who served as Trustees and Officers of the Fund during such period.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Frank J. Coates[2]	$153,226	$153,226
Peter M. Gilbert	$150,000	$150,000
Paul J. Lawler	$150,000	$150,000
Kristen M. Leopold	$165,000	$165,000

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From Fund Complex[1]
John M. Brown (treated as Independent Trustee until July 20, 2022)	$166,699	$166,699
Peter Koffler	None	None

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. For the purpose of this table, the “Fund Complex” consists of the Fund and its Subsidiaries. Certain of the Independent Trustees have elected to defer all or part of their total compensation for the year ended March 31, 2023, under the Trust’s Deferred Compensation Plan. Amounts deferred for the fiscal year ended March 31, 2023 by Messrs. Gilbert and Lawler and by Ms. Leopold were $131,250, $150,000, and $49,495, respectively.

[2]	Mr. Coates served as Chair of the Board starting February 21, 2023.

[3]	Mr. Brown was treated as an Independent Trustee from his appointment as Trustee in March 2013 through July 20, 2022. Mr. Brown served as Chair of the Board until February 20, 2023.

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March 31, 2023

The Fund Complex also pays for a portion of the compensation for the Fund’s Chief Compliance Officer. The following table sets forth information covering the total compensation payable by the Fund, during its fiscal year ended March 31, 2023, to the Fund’s former Chief Compliance Officer, Kevin Michel (Mr. Michel resigned as Chief Compliance Officer effective August 5, 2022), and the Fund’s current Chief Compliance Officer, William Renahan, during the period. No other Officer received any compensation from the Fund during the period.

Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Chief Compliance Officer	$148,541	$148,541

[1]	For the purpose of this table, the “Fund Complex” consists of the Fund and its Subsidiaries.

Form N-PORT Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held virtually on October 12, 2022 and in-person on November 15-16, 2022 and February 21-22, 2023, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements ( “Continued Sub-Advisory Agreements”); (ii) certain amended and restated investment sub-advisory agreements (“Amended and Restated Sub-Advisory Agreements”); and (iii) certain new investment sub-advisory agreements (“New Sub-Advisory Agreements” and together with the Amended and Restated Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

New Sub-Advisory Agreements (approved at October meeting)

•	Fir Tree Capital Management LP (“Fir Tree”)

Amended and Restated Sub-Advisory Agreements (approved at October meeting)

•	Jasper Capital Hong Kong Limited (“Jasper”)

Continued Sub-Advisory Agreements (approved at November meeting)

•	Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”)

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March 31, 2023

•	Endeavour Capital Advisors Inc. (“Endeavour”)
•	Jasper
•	Seiga Asset Management Limited (“Seiga”)
•	Waterfall Asset Management, LLC (“Waterfall”)

New Sub-Advisory Agreements (approved at November meeting)

•	North Reef Capital Management LP (“North Reef”)
•	Seven Grand Managers LLC (“Seven Grand”)
•	Melqart Asset Management (UK) Limited (“Melqart”)

Continued Sub-Advisory Agreements (approved at February meeting)

•	Blackstone Liquid Credit Strategies LLC (“BX LCS”)
•	Sage Rock Capital Partners LP (“Sage Rock”)

New Sub-Advisory Agreement (approved at February meeting)

•	Fort Baker Capital Management (“Fort Baker”)
•	Harvest Fund Advisors LLC (“Harvest,”)[1]
•	Merritt Point Partners LLC (“Merritt Point”)

The Board held its October 2022 meeting virtually by video conference due to the ongoing COVID-19 pandemic and in reliance on the exemptive order from the SEC issued on March 13, 2020 (subsequently modified and extended on March 25, 2020 and June 19, 2020) providing temporary relief from the in person voting requirements of Section 15(c) of the 1940 Act and in compliance with the conditions therein. The Board noted that BAIA and the Fund relied on an exemptive order from the SEC that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Continued Sub-Advisory Agreements generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution and allocation, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)	a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure of each Sub-Adviser that had, presently or in the past, been allocated Fund assets; and
(3)	a completed sub-adviser 15(c) questionnaire, which provided each Sub-Adviser’s responses to the Independent Trustees’ request for information.

[1]	The sub-advisory agreement with Harvest is not in effect as of the date of this Report.

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Supplemental Information (Continued)

March 31, 2023

The information the Board received in connection with the consideration of the New Sub-Advisory Agreements generally included:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each sub-adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, liquidity monitoring, and compliance; and a summary of the key terms of the Sub-Advisory Agreements;

(2)	a sub-adviser 15(c) questionnaire, which provided the sub-adviser’s responses to the Independent Trustees’ request for information; and
(3)	information regarding the sub-adviser’s affiliates.

Additionally, for each newly proposed Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

With respect to the Amended Sub-Advisory Agreement approved in October 2022 for Jasper, the Board reviewed the proposed amendments to the Sub-Advisory Agreement and considered the amendment in light of the information provided in connection with the Board’s approval of the initial Sub-Advisory Agreement with Jasper at its August 2020 meeting, its approval of a new revised Sub-Advisory Agreement with Jasper at its November 2020 meeting (prior to the execution of the initial Sub-Advisory Agreement), and its approval of a first amended and restated Sub-Advisory Agreement with Jasper at its August 2021 meeting.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement, each New Sub-Advisory Agreement, and each Amended and Restated Sub-Advisory Agreement on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	the percentage of Fund assets that are, previously were, and/or potentially would be allocated to the Sub-Adviser;
(4)	where applicable, the investment return on other assets that are, or were previously, managed by the Sub-Adviser and related investment risks;
(5)

the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products and, where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception or otherwise;
(7)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and

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Supplemental Information (Continued)

March 31, 2023

(8)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the existing Sub-Advisers. With respect to each Sub-Adviser that previously has been allocated a portion of the Fund’s assets, the Board considered information about the performance record of the Fund’s assets managed by the Sub-Adviser (net of trading expenses and sub-advisory fees but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index, and, if applicable, the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund. The Board noted that, because Fir Tree, North Reef, Seven Grand, Melqart, Fort Baker, Harvest, and Merritt Point had not yet managed assets of the Fund, there was no prior performance with respect to Fund assets to consider.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board considered (i) each Sub-Adviser’s sub-advisory fee or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers.

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Supplemental Information (Continued)

March 31, 2023

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently result in BAIA bearing any of the Fund’s expenses.

Other Benefits

The Board considered other potential benefits that each Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides or were proposed to provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1(b) under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board also gave due consideration to the recommendations of BAIA, which in each case recommended continuation or approval (as applicable) of the proposed sub-advisory arrangements as in the best interests of the Fund and

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March 31, 2023

its shareholders, and BAIA’s belief that the arrangements do not present any conflict of interest from which BAIA or any sub-adviser derives an inappropriate advantage. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Board Approval of the Investment Management Agreement for Blackstone Multi-Strategy Fund, and each of its Wholly Owned Subsidiaries

At a meeting of the Board held in-person on February 21-23, 2023, the Board, including all of the Independent Trustees, considered and approved (a) the investment management agreement by and between BAIA and the Trust, on behalf of the Blackstone Alternative Multi-Strategy Fund (the “BAMSF Investment Management Agreement”); and (b) the investment management agreements between BAIA and each of Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Sub Funds”) (collectively, the “Sub Fund Agreements” and together with the BAMSF Investment Management Agreement, the “BAIA Investment Management Agreements”). Because the Sub Funds are wholly owned subsidiaries of the Fund, and because BAIA provides investment management services to the Fund and its Sub Funds on a collective basis, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Sub Funds.

The Independent Trustees were assisted in their review of the BAIA Investment Management Agreements by their independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the BAIA Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the continuation of the BAIA Investment Management Agreements; (2) a presentation by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as adviser to the Fund and the Sub Funds; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; (4) analysis of BAIA’s profitability for providing services to the Fund (on a combined basis with the Sub Funds); (5) information regarding BAIA’s Code of Ethics and compliance program; and (6) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

Prior to the meeting, the Board received BAIA’s responses to an information request under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) any material business dealings with the Fund’s service providers; (iii) BAIA’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the BAIA Investment Management Agreements, the services being provided by BAIA, and other relevant considerations. Following this discussion, the Board, including all of the Independent Trustees, determined to renew the BAIA Investment Management Agreements for an additional period of no more than twelve months ending March 31, 2024 on the basis of the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered:

(1)	the background and experience of key investment personnel and BAIA’s ability to attract and retain talent;

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Supplemental Information (Continued)

March 31, 2023

(2)	BAIA’s focus on analysis of complex asset categories, including alternative investments;
(3)	BAIA’s disciplined investment approach and commitment to investment principles;
(4)	BAIA’s manager selection and due diligence process;
(5)	BAIA’s direct investing capabilities
(6)	BAIA’s significant risk management, compliance, portfolio allocation, and operational efforts;
(7)	BAIA’s and Blackstone Securities Partners L.P.’s strategic planning for the Fund in the marketplace; and
(8)	BAIA’s oversight of and interaction with sub-advisers and other service providers.

The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the BAIA Investment Management Agreements. The Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Fund’s and the Sub Funds’ operations, the competitive landscape, and shareholders’ expectations.

Investment Performance of the Investment Adviser

The Board, including the Independent Trustees, received and considered information about (i) the one year, five year, inception-to-date, and quarter-to-date performance information of the Fund (net of fees and expenses) as of December 31, 2022, each as compared to the MSCI World Total Return Index, Barclay’s Global Aggregate Bond Index, Barclay’s US Aggregate Bond Index, the S&P 500, and HFRX Global Hedge Fund Index (the “Comparative Indices”); (ii) the historical monthly performance of the Fund since inception (net of fees and expenses); (iii) the inception-to-date standard deviation (a measurement of volatility) and Sharpe ratio (a measurement of risk-adjusted return) of the Fund as compared to the Comparative Indices; (iv) information about inception-to-date, trailing three-month, one-year, three-year, and five-year performance and risk measurements of the Fund as compared to a peer group selected by BAIA’s Mandate Oversight Committee (the “Committee”) (which included four funds in the Service Provider-prepared peer group) such as (a) annualized return, (b) standard deviation, (c) Sharpe ratio, (d) beta and alpha against the S&P 500, (e) alpha against a custom benchmark index, and (f) one-year, two-year, three-year, four-year, and five-year performance of the Fund as compared to the Committee-prepared peer group. The Board further considered information about the Fund’s inception-to-date, one-year, and three-year performance, volatility, Sharpe ratio, and beta ratio versus that of several indices.

The Board noted that, as of December 31, 2022 (i) the inception-to-date performance return was less than the corresponding returns of the MSCI World Total Return Index and the S&P 500 but greater than the corresponding returns of the HFRX Global Hedge Fund Index, Barclay’s US Aggregate Bond Index, and the Barclays Global Aggregate Bond Index; (ii) the one-year performance return was less than the corresponding return of the BAIF Comparative Indices; and (iii) the inception-to-date performance return was less than the average return of the other funds in the Committee-prepared peer group for which this information was shown; and (iv) the one-year performance return was greater than all but two of the other funds in the Committee-prepared peer group.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long term investment performance that is appropriate in light of the Fund’s and the Sub Funds’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome. The Board also considered BAIA’s strategies to improve performance.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2023

Fees and Expenses

The Board, including the Independent Trustees, compared the fee and expense ratio of the Fund’s Class I, Class Y, Class D, and Class R shares (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2022 against the fee and expense ratios of the Service Provider-prepared peer group. The Board also considered BAIA’s views as to the appropriateness of the Service Provider peer group. Specifically, the Board considered data based on information provided by the Service Provider indicating that, for the Fund’s Class I shares: (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate was higher than all thirteen other funds in the Service Provider peer group; (ii) total net expenses (management fee and expenses after waiver) were higher than all thirteen other funds in the Service Provider peer group; and (iii) total fees were higher than all thirteen other funds in the Service Provider peer group. It was noted that the contractual management fee for the Fund was similar to the fee charged by the peer fund with the next-highest contractual management fee.

The Board also took into consideration the peer group analysis prepared by BAIA, under the guidance of the Committee, which showed fees and expenses of the Fund’s Class I, Class Y, Class D, and Class R shares and a group of six competitor funds selected by BAIA (including four funds from the Service Provider-prepared peer group). The Board noted that: (i) the contractual (before waivers) management fee rate for the Fund’s Class I, Class Y, Class D, and Class R shares was higher than the fee rate of five of the six other funds in the broader Committee-prepared peer group; and (ii) total net expenses (management fee and expenses after waiver) and total fees for the Fund’s Class I, Class Y, and Class D shares were higher than all of the six funds in the broader Committee-prepared peer group.

The Board noted that certain expense information was not available for Class R, as no Class R shares were outstanding as of December 31, 2022. The Board considered the Fund’s fees and expenses in light of the scope, quality, and complexity of services provided by BAIA and determined that, given the scope, quality, and complexity of services provided by BAIA, the fees, while generally higher than those charged by peers, were appropriate. On the basis of the factors considered and information presented, the Board determined that the Fund’s fee rates were reasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Fund as well as the revenues earned and expenses incurred by BAIA. The Board also considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Fund. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Fund and its investors. The Board also took into account the entrepreneurial, business, and other risks BAIA has undertaken as investment adviser of the Funds for which it is entitled to reasonable compensation. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAIA’s financial information, BAIA’s entrepreneurial, business, and other risks, and the estimated overhead costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the expense limitation agreement.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for the Fund, noting that, for collective net assets of the Fund and its Sub Funds up to $2.5 billion, the management fee is

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2023

calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of the Fund’s and the Sub Funds’ operations and were reasonable in light of the Fund’s and Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Fund and the Sub Funds had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that BAIA may receive from the Fund. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits as a result of its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its shareholders, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the BAIA Investment Management Agreements were fair and reasonable with respect to the services that BAIA provides to the Fund it manages and in light of the other factors described above that the Board deemed relevant. The Board, including all of the Independent Trustees, determined to approve the continuation of the BAIA Investment Management Agreements based on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of the Independent Trustees’ independent legal counsel in this determination.

Liquidity Risk Management Program Discussion

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed BAIA as the program administrator for the Fund’s Program. BAIA expects to carry out its responsibilities as Program Administrator through its Liquidity Risk Committee (the “Committee”). BAIA uses a third-party service provider to provide preliminary liquidity classifications for the Fund’s investments. At the February 21-22, 2023 meeting, the Committee provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022. The Committee reported as to the following, among other things:

•	the Program was adequately designed and adequately and effectively implemented; and
•	the Program was effective in assessing, monitoring, and managing the liquidity risk of the Fund’s portfolio during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2023

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Rev November 2022

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, Blackstone Floating Rate Enhanced Income Fund, Blackstone Long-Short Credit Income Fund, Blackstone Private Credit Fund, Blackstone Secured Lending Fund, Blackstone Senior Floating Rate Term Fund, Blackstone Strategic Credit Fund, and SPDR Blackstone High Income ETF, SPDR Blackstone Senior Loan ETF.
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as Blackstone Credit and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You also may write to:

Blackstone Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Blackstone

Last Updated: July 23, 2021

Investor Data Privacy Notice

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers or management companies that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, branches, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner, manager and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, please see the ‘Contact Us’ section.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

•

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s licence number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, online registration details, and other contact information);

•	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);
•

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, financial positions/returns, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

•	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);
•

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video (surveillance) recordings, closed-circuit television (CCTV) images and recordings, and other records of your interactions with us or our service providers, including electronic communications);

•	Professional or employment-related information (e.g., current or past job history); and
•

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

What	How
Personal Data that you give us

• From the forms and any associated documentation that you complete when subscribing for an investment, shares, interests, and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving license, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s), and financial-related data (such as returns and financial positions)

• When you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls

• When you make transactions with respect to the Fund

• When you interact with our online platforms and websites (such as bxaccess.com)

• When you purchase securities from us and/or tell us where to send money

• From cookies, web beacons, and similar interactions when you or your devices access our sites

• When we need to identify you and/or complete necessary security checks, where you visit one of our buildings or attend meetings. This can include form of ID, and your image for CCTV purposes.

What	How
Personal Data that we obtain from others

We obtain Personal Data from:

• Publicly available and accessible directories and sources

• Bankruptcy registers

• Tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

• Governmental and competent regulatory authorities to whom we have regulatory obligations

• Credit agencies

• Fraud prevention and detection agencies / organizations

• Transaction counterparties

Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

Why	How
Contract

It is necessary to perform our contract with you to:

• Administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares or interests) in our Funds

• Meet the resulting contractual obligations we have to you

• Facilitate the continuation or termination of the contractual relationship between you and the Fund

• Facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:

• Undertake our client and investor due diligence, and on-boarding checks

• Carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks

• Verify the identity and addresses of our investors (and, if applicable, their beneficial owners)

• Comply with requests from regulatory, governmental, tax and law enforcement authorities

• Carry out surveillance and investigations

• Carry out audit checks

• Maintain statutory registers

• Prevent and detect fraud

• Comply with sanctions requirements

Legitimate Interests

For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:

• Manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis

• Assess and process any applications or requests made by you

• Open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme

• Send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme

• Address or investigate any complaints, claims, proceedings or disputes

• Provide you with, and inform you about, our investment products and services

• Monitor and improve our relationships with investors

• Comply with applicable prudential and regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks

Why	How

• Assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’, terrorist financing, and sanctions checks)

• Manage our risk and operations

• Comply with our accounting and tax-reporting requirements

• Comply with our audit requirements

• Assist with internal compliance with our policies and processes

• Ensure appropriate group management and governance

• Keep our internal records

• Prepare reports on incidents/accidents

• Protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

• Analyze and manage commercial risks

• Seek professional advice, including legal advice

• Enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

• Facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

• Monitor communications to/from us using our systems

• Protect the security and integrity of our information technology systems

• Protect the security and safety of our buildings and locations where we operate

• Operate, run and schedule online meetings, webinars and conferences (for example, using Zoom and other online meeting platforms)

• Manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

• Monitor the operation of Fund distribution platforms, where these are operated by third parties or service providers

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described in ‘Legitimate Interests’ above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data With

Your Personal Data will be shared with:

Who	Why
Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

• To manage our relationship with you

• For the legitimate interests of a third party in carrying out anti-money laundering, ‘know your client’, and other compliance checks required of them under applicable laws and regulations

• For the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Distributors, Investment Advisers

• Delivering the services you require

• Managing your investment

• Supporting and administering investment-related activities

• Complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

• To comply with applicable laws and regulations

• Where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

• Where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

• Delivering and facilitating the services needed to support our business relationship with you (including cloud services)

• Supporting and administering investment-related activities

• Where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

• Assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

• Sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers

• Providing you with investment-related services

• To comply with applicable legal and regulatory requirements

• Supporting Blackstone with the purposes described in section 5 of this Data Privacy Notice

In exceptional circumstances, we will share your Personal Data with:

•	Competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and
•	Other organizations and agencies – where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in “What Personal Data do we collect about you?” above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

•	Provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	It is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data Internationally

We may transfer your Personal Data between different countries to recipients in countries other than the country in which the information was originally collected (including to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third-party service providers). Where you are based in the UK, the EU, or another country which imposes data transfer restrictions outside of its territory, this includes transfers outside of the UK and the European Economic Area (“EEA”) or that geographical area, to those countries in which our affiliates, group members, service providers and business partners operate. Those countries may not have the same data protection laws as the country in which you initially provided the information.

Where we transfer Personal Data outside of the UK, the EEA, or other territories subject to data transfer restrictions to other members of our group, our service providers or another third party recipient, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see the ‘Contact Us’ section for details.

Consent – and Your Right to Withdraw It

Except as may otherwise be required by local law, we do not generally rely on obtaining your consent to process your Personal Data. In particular, we do not generally rely on obtaining your consent where our processing of your Personal Data is subject only to the data protection laws of the UK/EEA (in these circumstances we will usually rely on another legal basis more appropriate in the circumstances, including those set out in “Why do we process your Personal Data?” above). If we do rely on consent for processing of your Personal Data, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Where required by applicable law, we will obtain your consent for the processing of your Personal Data for direct marketing purposes. If you do receive direct marketing communications from us (for example, by post, email, fax or telephone), you may opt-out by clicking the link in the relevant communication, completing the forms provided to you (where relevant), or by contacting us (see the ‘Contact Us’ section for details).

Retention and Deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	Retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	Retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal / regulatory requirement, or business purpose, for retaining your Personal Data.

Your Rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•

Access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the category information)

•	Restrict the use of your Personal Data in certain circumstances
•	Have incomplete or inaccurate Personal Data corrected
•	Ask us to stop processing your Personal Data
•	Require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organizations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles. If you wish to exercise any of these rights, please see the ‘Contact Us’ section for details.

Concerns or Queries

We take your concerns very seriously. We encourage you to bring to our attention any concerns you have about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Please see the ‘Contact Us’ section for details.

Please also contact us via any of the contact methods listed below if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority
Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)
European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080
United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

Contact Us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form by emailing PrivacyQueries@Blackstone.com.

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Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown

Frank J. Coates, Chair

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Custodians

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

U.S. Bank N.A.

U.S. Bank Tower

425 Walnut Street

Cincinnati, OH 45202

Transfer Agent

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Officers

Brian F. Gavin, President and Principal Executive Officer

Sarah Kassman, Secretary

Kevin Michel, Chief Legal Officer

Thomas Procida, Treasurer and Principal Financial and Accounting Officer

William Renahan, Chief Compliance Officer

Sherilene Sibadan, Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s code of ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1)	The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2)	The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

	Current Fiscal Year(1)	Previous Fiscal Year
(a) Audit Fees	$265,000	$250,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees(2)	$41,340	$39,000
(d) All Other Fees	$0	$0

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.
(2)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC (“BAIA”), the investment adviser of the Registrant, and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Current Fiscal Year	Previous Fiscal Year
(b)	0%	0%
(c)	0%	0%
(d)	0%	0%

(f)	Not applicable.

(g)

Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)
Date May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)
Date May 30, 2023

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)
Date May 30, 2023